                                              Registration No. ___-______
                                              File No. 811-21921

                                             UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                            WASHINGTON, DC 20549

                                                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

         Pre-Effective Amendment No. __                            [   ]
         Post-Effective Amendment No. __                           [   ]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                         [X]

         Amendment No. __                                          [   ]

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                             OPPENHEIMER TRANSITION 2015 FUND
-----------------------------------------------------------------------------
                       (Exact Name of Registrant as Specified in Charter)

                       6803 South Tucson Way, Centennial, Colorado 80112-3924
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                    (Address of Principal Executive Offices) (Zip Code)

                                   (303) 768-3200
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                (Registrant's Telephone Number, including Area Code)

                                   Robert G. Zack, Esq.
                                  OppenheimerFunds, Inc.
  Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                         (Name and Address of Agent for Service)

     The  Registrant  hereby amends the  Registration  statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further  amendment  which  specifically  states  that  this  Registration
Statement shall  thereafter  become effective in accordance with section 8(a) of the  Securities  Act of 1933 or until the  Registration  Statement  shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

     The information in this  prospectus is not complete and may be changed.  We may not use this prospectus to sell securities until the registration  statement containing  this  prospectus,  which  has been  filed  with the  Securities  and
Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not  soliciting an offer to buy these  securities in any state where the offer or sale is not permitted.

                                             SUBJECT TO COMPLETION

                                  PRELIMINARY PROSPECTUS, DATED [ ], 2006

Oppenheimer
LifeCycle Funds

o        Oppenheimer Transition 2010 Fund
o        Oppenheimer Transition 2015 Fund
o        Oppenheimer Transition 2020 Fund
o        Oppenheimer Transition 2030 Fund

Prospectus dated [                 ], 2006

     Oppenheimer  LifeCycle  Funds are a group of retirement  funds designed for different  retirement date goals.  Each Fund seeks total return until the target retirement date and then seeks income and secondarily capital growth.

     This Prospectus contains important information about the Funds' objectives,
investment   policies,   strategies  and  risks.  It  also  contains   important
information  about how to buy or sell  shares  of the  Funds  and other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

     As with all mutual funds,  the Securities  and Exchange  Commission has not approved or disapproved  the Funds'  securities nor has it determined  that this
Prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise. [logo] OppenheimerFunds The Right Way to Invest

                                               (OppenheimerFunds logo)
CONTENTS

                  ABOUT THE FUNDS

          The Funds' Investment Objectives and Principal Investment Strategies
                  Main Risks of Investing in the Funds
                  Fees and Expenses of the Funds
                  About the Funds' Investments
                  How the Funds are Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares
                  Shareholder Account Rules and Policies
                  Dividends, Capital Gains and Taxes
                  Financial Highlights
                  More Information About the Underlying Funds

ABOUT THE FUNDS

The Funds' Investment Objectives and Principal Investment Strategies

     WHAT IS EACH FUND'S  INVESTMENT  OBJECTIVE?  Each Fund seeks  total  return until the target  retirement date included in its name and then seeks income and secondarily capital growth.

     WHAT DOES EACH FUND MAINLY INVEST IN? Each Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds.  Under normal market  conditions,  OppenheimerFunds,  Inc., the investment manager (the
"Manager")  of each  Fund,  will  invest  the  Fund's  assets  in a  diversified portfolio  of  Oppenheimer  mutual  funds.  Those  funds are  referred to as the
"Underlying Funds." "Normal market conditions" exist when securities markets and economic conditions are not unstable or adverse, in the judgment of the Manager.
Each Fund will seek to achieve its  objective  by  investing  in a portfolio  of
Underlying  Funds that  represent  various  asset  classes and sectors that will change over time as investors  approach and enter retirement.  Each of the Funds will have, and is expected to maintain, some equity exposure.  Equity securities have generally proven to offer higher rates of return,  over the long term, than fixed-income  securities  and may play a role both in  preparing  for and during retirement.

     HOW DOES THE MANAGER  DECIDE WHAT  SECURITIES TO BUY OR SELL?  Each Fund is
managed based on an approximate retirement year (the "transition" date) included in its name. The following tables detail the way each Fund initially  expects to allocate  investments among the Underlying Funds,  which represent various asset classes.  At times,  the  Funds  may  invest  in other  Oppenheimer  equity  and fixed-income funds and in Oppenheimer money market funds.

     The Funds'  shareholder  reports will present the Funds' actual allocations among the Underlying  Funds, as of the report dates.  The Manager may change the
Funds' allocations at any time without notice to shareholders.

  Transition 2010 Fund
  ----------------------------------------------------------------------
   --------------------------------------------- -----------------------
          Asset Class           Underlying Fund                            Initial Allocation
          Equity                Oppenheimer Capital Appreciation Fund
          Equity                Oppenheimer Main Street Fund
          Equity                Oppenheimer Value Fund
          Equity                Oppenheimer MidCap Fund
          Equity                Oppenheimer Small- & Mid- Cap Value Fund
          Equity                Oppenheimer Global Fund
          Fixed-Income          Oppenheimer Core Bond Fund
          Other                 Oppenheimer Real Asset Fund

          Transition 2015 Fund
          -----------------------------------------------------------------------------------------------
          --------------------- ------------------------------------------------- -----------------------
          Asset Class           Underlying Fund                                     Initial Allocation
          Equity                Oppenheimer Capital Appreciation Fund
          Equity                Oppenheimer Main Street Fund
          Equity                Oppenheimer Value Fund
          Equity                Oppenheimer MidCap Fund
          Equity                Oppenheimer Small- & Mid- Cap Value Fund
          Equity                Oppenheimer International Growth Fund
          Equity                Oppenheimer International Value Fund
          Fixed-Income          Oppenheimer Core Bond Fund
          Other                 Oppenheimer Real Asset Fund

          Transition 2020 Fund
          -----------------------------------------------------------------------------------------------
          --------------------- ------------------------------------------------- -----------------------
          Asset Class           Underlying Fund                                     Initial Allocation
          Equity                Oppenheimer Capital Appreciation Fund
          Equity                Oppenheimer Growth Fund
          Equity                Oppenheimer Main Street Fund
          Equity                Oppenheimer Value Fund
          Equity                Oppenheimer MidCap Fund
          Equity                Oppenheimer Small- & Mid- Cap Value Fund
          Equity                Oppenheimer International Growth Fund
          Equity                Oppenheimer International Value Fund
          Fixed-Income          Oppenheimer Core Bond Fund
          Other                 Oppenheimer Real Asset Fund

          Transition 2030 Fund
          -----------------------------------------------------------------------------------------------
          --------------------- ------------------------------------------------- -----------------------
          Asset Class           Underlying Fund                                     Initial Allocation
          Equity                Oppenheimer Capital Appreciation Fund
          Equity                Oppenheimer Growth Fund
          Equity                Oppenheimer Main Street Fund
          Equity                Oppenheimer Value Fund
          Equity                Oppenheimer MidCap Fund
          Equity                Oppenheimer Small- & Mid- Cap Value Fund
          Equity                Oppenheimer International Growth Fund
          Equity                Oppenheimer International Value Fund
          Other                 Oppenheimer Real Asset Fund

     Securities may be sold for a variety of reasons, such as to effect a change in asset  allocation,  secure a gain, limit a loss, or redeploy assets into more promising opportunities.

     WHO ARE THE  FUNDS  DESIGNED  FOR?  The Funds are  designed  primarily  for investors seeking a professionally  managed  investment  program to simplify the accumulation of assets prior to and during  retirement.  In general,  the Funds'
investment  programs  assume a retirement age of 65 and expect that the investor will choose a Fund whose  "transition"  date is closest to the date the investor turns 65.  Choosing a Fund with an earlier  transition  date  represents  a more conservative choice; investing in a Fund with a later transition date represents a more aggressive  choice.  The "transition"  date of the Fund you select should not  necessarily  represent  the  specific  year you  intend  to  start  drawing retirement assets or retire; rather it should be an approximate guide.

     To accommodate a wider range of investor  preferences  and retirement  time horizons than is possible with a single fund, the  Oppenheimer  LifeCycle  Funds offer Funds with several different  combinations of asset allocations to provide the growth  potential  of  equities,  the  income  potential  of bonds,  and the relative stability of short-term bond funds.

     Investors  should  realize  that the Funds are not a complete  solution  to their  retirement  needs.  Investors  must weigh many factors  when  considering retirement,  including when to retire,  what their retirement needs will be, and what other sources of income they may have.

     HOW WILL THE FUNDS CHANGE WITH YOUR CHANGING NEEDS? The Funds'  allocations to various asset classes,  through  investments in the  Underlying  Funds,  will become  progressively  more conservative over time. This approach is designed to help investors  accumulate the assets needed during their  retirement  years. An example of this  progression  is  demonstrated  in the  following  chart,  which reflects an investor's need to reduce  investment risks as his or her retirement year approaches and the need for lower  volatility in a portfolio that may be an investor's primary source of income after retirement.

     [GRAPHIC  OMITTED][GRAPHIC  OMITTED]

     The Manager will regularly  rebalance each Fund's  portfolio to ensure that it  remains  consistent  with its  target  allocations  to the  indicated  asset classes.  The target allocations to equity and fixed-income  assets, as shown in the tables above, are not expected to vary from those shown by more than plus or minus five  percentage  points.  However,  the  Manager  may favor  fixed-income securities  if the economy is expected to slow  sufficiently  to hurt  corporate profit growth. The opposite may be true when strong economic growth is expected.
The  Manager  will  examine  relative  values and  prospects  among  growth- and value-oriented  stocks,  domestic and international stocks, and small-, mid- and large-cap  stocks,  as well as the capacity of the Underlying Fund to absorb and invest additional cash flow.

     WHAT WILL HAPPEN AFTER THE TRANSITION  DATE? After the transition date, the
Funds  will  continue  on a  "glide  path"  to a more  conservative  allocation, designed  to place  greater  emphasis  on income and reduce  investors'  overall risks.  Approximately  10 years after a Fund's  stated  "transition"  year,  the
Fund's exposure to equity  Underlying Funds will be at it most  conservative and will remain fixed at approximately 20% of assets.  At that point,  approximately
75% of the Funds'  portfolios will be invested in fixed-income  Underlying Funds and 5% may be invested in other Underlying Funds.

Main Risks of Investing in the Funds

     All investments have risks to some degree.  The share prices of each Fund's shares  generally  change  daily  based on the values of the  Underlying  Funds'
investments,  which may be subject to a number of factors  described  below.  By investing  in  different  types of  Underlying  Funds,  the Funds  have  partial exposure  to the  risks  of  different  areas  of the  market.  The  more a Fund allocates to equity  Underlying  Funds, the greater the expected risk. The Funds are also  subject to the risk that poor  security  selection  by the  Underlying
Funds may cause a Fund to underperform other funds having similar objectives.

     RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in
which the Funds invest has its own investment  risks, and those risks can affect the value of the Underlying  Funds' shares and therefore the value of the Funds'
shares.  To the  extent  that  the  Funds  invest  more of their  assets  in one
Underlying  Fund than in another,  the Funds will have  greater  exposure to the
risks  of  that  Underlying   Fund.  The  investment   objective  and  principal
investments of each of the  Underlying  Funds are described in the section "More
Information  About  the  Underlying  Funds."  There  is no  guarantee  that  the
Underlying  Funds will achieve  their  investment  objectives.  The risks of the
Underlying  Fund's  investments  are described in the section  "About the Funds'
Investments-The Funds' Principal Investment Policies and Risks."

     The Underlying Funds will pursue their  investment  objectives and policies without the  approval  of the Funds.  If an  Underlying  Fund were to change its investment  objective or policies,  the applicable  Fund may be required to sell its shares of the Underlying Fund at a  disadvantageous  time. The  Prospectuses and Statements of Additional  Information of the Underlying  Funds are available without charge upon request by contacting OppenheimerFunds Services toll free at
1.800.CALL OPP  (225.5677),  or they can be downloaded on the  OppenheimerFunds,
Inc. website at www.oppenheimerfunds.com.

     ALLOCATION  RISK.  Each Fund's ability to achieve its investment  objective depends upon the Manager's skill in selecting the best mix of Underlying  Funds.
There is the risk that the Manager's  evaluations and assumptions  regarding the
Underlying Funds may be incorrect in view of actual market conditions.

     AFFILIATED  PORTFOLIO  RISK.  In managing the Funds,  the Manager will have authority to select and substitute  Underlying Funds. The Manager may be subject to potential  conflicts of interest in selecting  Underlying  Funds  because the fees paid to it by some Underlying  Funds are higher than the fees paid by other
Underlying  Funds.  However,  the  Manager  is a  fiduciary  to the Funds and is legally  obligated to act in the best  interests of a Fund's  shareholders  when selecting Underlying Funds.

     RISKS OF INVESTING IN EQUITY SECURITIES. Stocks and other equity securities fluctuate  in price in  response to changes in equity  markets in  general,  and their  short-term  volatility  at times may be great.  The prices of  individual equity securities do not all move in the same direction uniformly or at the same time; for example, "growth" stocks may perform well under circumstances in which
"value"  stocks in general  have  fallen.  Different  stock  markets  may behave differently  from each other.  Other factors can affect a particular  security's price,  such as poor earnings  reports by the issuer,  loss of major  customers, major  litigation  against  the  issuer,  or changes in  government  regulations affecting  the issuer or its  industry.  To the extent that an  Underlying  Fund emphasizes  investments in securities of a particular  type, for example foreign stocks,  stocks of small or mid sized  companies,  growth  or value  stocks,  or stocks of companies in a particular  industry,  its share value may fluctuate in response to events affecting the market for that type of securities.

     RISKS  OF  INVESTING  IN  FIXED-INCOME   SECURITIES.   Fixed-income  (debt)
securities held by the Underlying Funds may be subject to credit risk,  interest rate risk, and prepayment risk. Credit risk relates to the ability of the issuer of a security to make  interest and  principal  payments on the security as they become  due.  If an issuer  fails to pay  interest  or to repay  principal,  the
Underlying  Fund's  income or share value  might be  reduced.  The value of debt securities  are also subject to change when  prevailing  interest  rates change.
When  prevailing   interest  rates  fall,  the  values  of  already-issued  debt securities  generally rise.  When prevailing  interest rates rise, the values of already-issued  debt securities  generally fall, and they may sell at a discount from their face  amount or from the  amount the  Underlying  Fund paid for them.
When interest rates fall, the issuers of  mortgage-related  debt  securities may prepay  principal to the  Underlying  Fund more  quickly  than  expected and the
Underlying  Fund may be required to reinvest  the  proceeds at a lower  interest rate.

     HOW RISKY ARE THE FUNDS OVERALL?  The risks  described  above  collectively form the overall risk profile of the Underlying  Funds, and can therefore affect the value of the Funds' investments, its investment performance and the price of its shares.  However, the allocation strategies that the Manager employs for the
Funds are designed to allow risks to be offset by one  another.  For example the downward  movement  in one  security  or asset class may be offset by the upward
movement  in  another.   So  while  the  Underlying   Funds  have  certain  risk
characteristics,  the  Manager's  strategy  of  allocating  assets to  different
Underlying Funds may allow those risks to be offset.  The Funds' risks mean that you can lose money by investing in a Fund. When you redeem your shares, they may be worth more or less than what you paid for them.  There is no  assurance  that the Funds will achieve their investment objectives.

An  investment  in the Funds is not a deposit of any bank and is not  insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

The Funds' Past Performance

     Because  the  Funds  have  not  commenced  operations,  there  is no  prior performance  information.  Please  remember  that the Funds are  intended  to be long-term  investments,  that performance results are historical,  and that past performance  (particularly over a short time period) is not predictive of future results.

Fees and Expenses of the Funds

     The  following  tables are  provided  to help you  understand  the fees and expenses  you may pay if you buy and hold  shares of the Funds.  The Funds pay a variety  of  expenses  directly  for  distribution  of their  shares  and  other services.  Those  expenses are  subtracted  from each Fund's assets to calculate such  Fund's net asset value per share.  All  shareholders  therefore  pay those expenses  indirectly.  In addition,  each Fund will indirectly bear its pro-rata share of the expenses of the Underlying Funds in which it invests.  Shareholders pay other expenses directly,  such as sales charges, which are the same for each of the Funds. "Other Expenses," "Underlying Fund Operating Expenses," and "Total
Annual Fund and Underlying Fund Operating  Expenses" are the Fund's  anticipated expenses during its first fiscal year based on estimated assets of $ million.

Shareholder Fees (charges paid directly from your investment):

                                                      Class A      Class B      Class C       Class N      Class Y
                                                      Shares       Shares        Shares       Shares       Shares
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Maximum Sales Charge (Load) on purchases (as % of
offering price)
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
--------------------------------------------------- ------------ ------------ ------------- ------------ ------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original offering price
or redemption proceeds)

Annual Fund Operating Expenses:
(% of average daily net assets)

Transition 2010 Fund                                   Class A     Class B      Class C       Class N      Class Y
                                                       Shares       Shares       Shares       Shares       Shares
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Management Fees
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Distribution and/or Service (12b-1) Fees
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Other Expenses(5)
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Underlying Fund Operating Expenses(6)
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Total Annual Fund and Underlying Fund Operating
Expenses(7)

Transition 2015 Fund                                   Class A     Class B      Class C       Class N      Class Y
                                                       Shares       Shares       Shares       Shares       Shares
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Management Fees
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Distribution and/or Service (12b-1) Fees
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Other Expenses(5)
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Underlying Fund Operating Expenses(6)
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Total Annual Fund and Underlying Fund Operating
Expenses(7)

Transition 2020 Fund                                   Class A     Class B      Class C       Class N      Class Y
                                                       Shares       Shares       Shares       Shares       Shares
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Management Fees
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Distribution and/or Service (12b-1) Fees
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Other Expenses(5)
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Underlying Fund Operating Expenses(6)
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Total Annual Fund and Underlying Fund Operating
Expenses(7)

Transition 2030 Fund                                   Class A     Class B      Class C       Class N      Class Y
                                                       Shares       Shares       Shares       Shares       Shares
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Management Fees
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Distribution and/or Service (12b-1) Fees
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Other Expenses(5)
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Underlying Fund Operating Expenses(6)
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
--------------------------------------------------- -------------- ---------- ------------- ------------ ------------
Total Annual Fund and Underlying Fund Operating
Expenses(7)

     1.  A  contingent  deferred  sales  charge  may  apply  to  redemptions  of investments  of $1  million  or  more  ($500,000  for  certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.

     2. Applies to redemptions in the first year after purchase.  The contingent deferred sales charge gradually  declines from 5% to 1% in years one through six and is eliminated after that.

3.   Applies to shares redeemed within 12 months of purchase.

     4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares of any Oppenheimer fund.

     5.  Based on  estimated  amounts  for the Funds'  first  fiscal  year.  The transfer  agent fee is a per account fee and will therefore vary on a percentage basis as the number of accounts  change.  The Funds  estimate that this fee will not exceed 0.25% per class. The transfer agent has also  voluntarily  undertaken to limit the transfer  agent fees paid to 0.35% of average net assets per fiscal year for all classes of each Fund. This  undertaking may be amended or withdrawn at any time.

     6.  Estimated  fees and expenses  that will be incurred  indirectly  by the
Funds through investments in shares of the Underlying Funds. The expenses of the
Underlying  Funds are based on an estimate of the total  annual  expense  ratio, without giving effect to any waivers or reimbursements,  of the Underlying Funds in which the applicable Fund expects to invest during its first fiscal year. Any material  changes to the  applicable  Fund's asset  allocation in the Underlying
Funds could  increase  or decrease  the  amounts  shown as the  Underlying  Fund
Operating Expenses.

     7. The Manager has  voluntarily  undertaken to waive fees and/or  reimburse the Funds for certain  expenses so that Total  Annual Fund and  Underlying  Fund
Operating Expenses, as a percentage of average daily net assets, will not exceed
% for  Class  A, % for  Class B and  Class  C, % for  Class N and % for  Class Y
shares. The Manager may modify or terminate that undertaking at any time without notice to shareholders.  Those expense limitations do not include  extraordinary expenses and other  expenses  not incurred in the ordinary  course of the Fund's business.  Notwithstanding  the foregoing limits, the Manager is not required to waive or  reimburse  Fund  expenses in excess of the  indirect  management  fees earned from investments in the Underlying Funds.

     EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The examples, which are based on the estimated Total Annual Fund and Underlying Fund
Operating  Expenses,  assume that you invest  $10,000 in the indicated  class of shares of the applicable  Fund for the time periods  indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the share  class's  operating  expenses  remain the same.  Your actual  costs may be higher or lower  because  expenses  will vary over time.  Based on these expense assumptions your expenses would be as follows:

If you redeemed your shares:

Transition 2010 Fund             1 Year       3 Years         Transition 2015 Fund          1 Year       3 Years
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class A Shares                                                Class A Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class B Shares                                                Class B Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class C Shares                                                Class C Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class N Shares                                                Class N Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class Y Shares                                                Class Y Shares

Transition 2020 Fund             1 Year       3 Years         Transition 2030 Fund          1 Year       3 Years
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class A Shares                                                Class A Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class B Shares                                                Class B Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class C Shares                                                Class C Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class N Shares                                                Class N Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class Y Shares                                                Class Y Shares

If you did not redeem your shares:

Transition 2010 Fund             1 Year       3 Years         Transition 2015 Fund          1 Year       3 Years
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class A Shares                                                Class A Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class B Shares                                                Class B Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class C Shares                                                Class C Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class N Shares                                                Class N Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class Y Shares                                                Class Y Shares

Transition 2020 Fund             1 Year       3 Years         Transition 2030 Fund          1 Year       3 Years
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class A Shares                                                Class A Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class B Shares                                                Class B Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class C Shares                                                Class C Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class N Shares                                                Class N Shares
------------------------------ ------------ ------------      --------------------------- ------------ -------------
------------------------------ ------------ ------------      --------------------------- ------------ -------------
Class Y Shares                                                Class Y Shares

     In the first group of examples,  expenses include the Class A initial sales charge for Class A and the  applicable  Class B,  Class C or Class N  contingent deferred  sales  charges.  In the  second  group of  examples,  Class A expenses include the initial sales  charge,  but Class B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class
Y shares.

About the Funds' Investments

     THE FUNDS' PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the different types of investments  will vary over time and the Funds may not always invest  in  Underlying  Funds  that  include  all  of  the  different  types  of
investments   described  in  this   Prospectus.   The  Statement  of  Additional
Information  contains  more  detailed  information  about the Funds'  investment policies and risks.

     Investments in the Underlying Funds. Under normal circumstances,  the Funds invest in diversified  portfolios made up of varying  allocations of investments in the  Underlying  Funds.  The  Underlying  Funds in which the Funds may invest include Oppenheimer Capital Appreciation Fund, Oppenheimer Champion Income Fund,
Oppenheimer Core Bond Fund, Oppenheimer Dividend Growth Fund, Oppenheimer Global
Fund, Oppenheimer Growth Fund, Oppenheimer  International Bond Fund, Oppenheimer
International  Growth Fund,  Oppenheimer  International Value Fund,  Oppenheimer
Main Street Fund,  Oppenheimer Main Street  Opportunity  Fund,  Oppenheimer Main
Street Small Cap Fund,  Oppenheimer  MidCap Fund,  Oppenheimer  Real Asset Fund,
Oppenheimer  Real  Estate  Fund,  Oppenheimer  Small-  & Mid-  Cap  Value  Fund,
Oppenheimer  U.S.  Government  Trust,  Oppenheimer  Value Fund, and  Oppenheimer
Limited-Term  Government  Fund.  These Underlying Funds were chosen based on the
Manager's  determination that they could provide the  diversification  needed to implement the allocation strategies of the Funds. The objectives and policies of the Underlying  Funds and the Funds'  allocations  to the  Underlying  Funds may change from time to time without approval by the Funds' shareholders.

     STOCK AND OTHER EQUITY INVESTMENTS. Some of the Underlying Funds may invest primarily in a diversified  portfolio of common stocks of issuers that may be of small,  medium or large  capitalization,  as  defined in the  Underlying  Fund's prospectus  (although the Underlying Funds may not all define small- and mid-cap issuers in the same way) to seek capital appreciation. Underlying Funds may also invest in other  equity  securities,  including  preferred  stocks,  rights  and warrants,  and securities  convertible into common stock. Some of the Underlying
Funds may buy  securities  issued by foreign  companies  and some may  emphasize investments in "growth" securities or "value" securities.

     o Common Stock.  Stocks fluctuate in price in response to changes in equity markets in general,  and their  short-term  volatility at times may be great. An
Underlying  Fund's  emphasis  on growth  stocks,  stocks  issued  by small-  and mid-sized  companies,  or  stocks  of  foreign  companies  can  result in higher volatility.  Additionally,  stocks of issuers in a  particular  industry  may be affected by changes in economic  conditions  that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events affecting that industry. Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major litigation  against the issuer, or changes in government regulations affecting the issuer or its industry.

     o Preferred Stock.  Preferred  stocks are a form of equity  security,  that typically  have a fixed dividend that may cause their prices to behave more like those of debt  securities.  Preferred  stock  dividends may be cumulative  (they remain a liability  of the company  until they are paid) or  non-cumulative.  If prevailing  interest rates rise,  the fixed  dividend on preferred  stock may be less attractive,  causing the price of preferred stocks to decline. The right to payment of dividends on preferred  stock is generally  subordinate to the rights of a corporation's debt securities.

     o  Convertible  Securities.  Some of the  Underlying  Funds  may  also  buy securities  convertible into common stock. While many convertible securities are debt  securities,  the Underlying  Fund's  Manager  considers some of them to be
"equity  equivalents"  because of their  features  allowing them to be converted into common  stock.  In these cases,  their credit rating has less impact on the investment  decisions  than in the case of other  debt  securities.  Convertible securities are subject to credit risk and interest rate risk.

     Some of the Underlying  Funds may buy  convertible  securities  rated below investment grade by Moody's Investors Service,  Inc. or Standard & Poor's Rating
Service  or having  comparable  rating  by other  nationally  recognized  rating organizations  (or, if they are unrated,  having a comparable rating assigned by the Manager).  Below investment grade securities  (commonly referred to as "junk
bonds")   are   subject  to  greater   risk  of  default  by  the  issuer   than
investment-grade securities.

     Risks of Investing in Stock and other Equity  Securities.  Stocks and other equity securities  fluctuate in price, and their short-term  volatility at times may be great. An Underlying Fund's emphasis on growth stocks or stocks issued by foreign  issuers or small- and  mid-sized  companies  can also  result in higher volatility.  Additionally,  stocks of issuers in a  particular  industry  may be affected by changes in economic  conditions  that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events affecting that industry. Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  major litigation  against the issuer, or changes in government regulations affecting the issuer or its industry.

     Growth Investing.  In selecting equity securities for purchase or sale some of the Underlying  Funds use a "growth"  investment  style. A growth  investment style  seeks  companies  whose  stock price is expected to increase at a greater rate than the overall market.  They may be newer  companies or more  established companies  entering a growth  cycle.  Growth  companies  may be  developing  new products or services or may be expanding into new markets for their products, or they may be companies in businesses with  above-average  growth potential.  They may be entering a growth phase marked by  increases  in  earnings,  sales,  cash flows or other factors,  which suggest that the stock may increase in value over time.

     The  Underlying  Funds'  portfolio  managers may consider the  following in seeking to implement a growth  strategy:  o companies  that have strong  revenue growth o companies  with  above-average  earnings  growth o  companies  that can sustain strong revenue and earnings growth o stocks with  attractive  valuations relative to their growth potential

     Risks of Growth  Investing.  The  stocks of  growth  companies  may be more volatile  than stocks of other types of  companies.  If the  company's  earnings growth or stock price fails to increase as expected, the stock price of a growth company may decline sharply.

     Some  of  the  Underlying   Funds  may  buy  stocks  of  companies  in  any
capitalization  range and may focus their investments on securities of companies that the Manager  thinks have growth  possibilities.  Investments in newer small companies may offer greater  opportunities  for capital  appreciation,  but they involve substantially greater risks of loss and price fluctuations. Their stocks may be less  liquid  than  those  of  larger  issuers.  That  means  some of the
Underlying Funds could have greater  difficulty  selling a security of a smaller newer issuer at an acceptable price, especially in periods of market volatility.
That factor  increases the potential  for losses to an  Underlying  Fund.  Newer growth  companies  tend to retain a large part of their  earnings for  research, development  or investment  in capital  assets.  Therefore,  they do not tend to emphasize paying dividends and may not pay any dividends for some time. Also, it may take a  substantial  period of time before such  Underlying  Fund realizes a gain on an investment in a small-cap  newer company,  if it realizes any gain at all. If an Underlying  Fund's earnings growth or stock price,  fails to increase as expected, the stock price of a growth company may decline sharply.

     Value Investing.  The portfolio  managers of certain Underlying Funds use a value  investing  strategy.  In value  investing,  the  portfolio  managers  use fundamental  company  analysis  to seek  stocks  having  prices  that are low in relation to what they believe to be their real worth or prospects. The portfolio managers may  consider a number of factors in  assessing a company's  prospects.
Among other  considerations,  they may look for stocks that they believe are not fully  recognized  by, or are  temporarily  out of favor with,  the market.  The
Underlying Funds seek to realize  appreciation in the value of its holdings when other investors realize the intrinsic value of those stocks.

     Risks of Value  Investing.  For Underlying Funds that use a value investing style,  there is the risk that the market will not recognize that the securities selected are  undervalued  and they might not  appreciate in value in the way an
Underlying Fund anticipates.

     Foreign Equity Securities.  Some of the Underlying Funds may buy securities of companies in any country,  including  companies in "emerging" or "developing"
market  countries.  The foreign  securities some of the Underlying Funds may buy include stocks and other equity securities of companies organized under the laws of a foreign  country or companies  that have a  substantial  portion (more than
50%) of their  operations or assets abroad,  or derive a substantial  portion of their  revenue or profits  from  businesses,  investments  or sales  outside the
United States. Foreign securities include securities traded primarily on foreign securities  exchanges  or in  foreign  over-the-counter  markets.  Some  of  the
Underlying Funds consider  securities of foreign issuers that are represented in the U.S.  securities markets by American Depository Receipts ("ADRs") or similar depository  arrangements  to be  "foreign  securities"  for  purposes  of  their investment allocations.

     Risks of Foreign  Securities.  While foreign  securities  may offer special investment  opportunities,  there  are also  special  risks  that can  reduce an
Underlying  Fund's  share  price and  return.  The  change in value of a foreign currency  against the U.S.  dollar  will  result in a change in the U.S.  dollar value of securities denominated in that foreign currency.  Currency rate changes can also  affect the  distributions  an  Underlying  Fund  makes from  income it receives from foreign  securities as foreign  currency values change against the
U.S. dollar.  Foreign  investing can result in higher  transaction and operating costs for some of the Underlying  Funds.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

     The value of  foreign  investments  may be  affected  by  exchange  control regulations,  expropriation or  nationalization  of a company's assets,  foreign taxes, delays in settlement of transactions,  changes in governmental,  economic or  monetary  policy in the United  States or  abroad,  or other  political  and economic  factors.  These risks could cause the prices of foreign stocks to fall and could therefore depress an Underlying Fund's share prices. Fund shareholders will be  unable  to  deduct  or take a  credit  for  foreign  taxes  paid by the
Underlying Funds on their foreign investments.

     Additionally,  if an Underlying  Fund invests a  significant  amount of its assets in foreign securities,  it might expose the fund to "time-zone arbitrage"
attempts by investors  seeking to take advantage of the  differences in value of foreign  securities  that might result from events that occur after the close of the  foreign  securities  market on which a foreign  security  is traded and the close of the New York Stock  Exchange (the "NYSE") that day, when the Underlying
Fund's  net  asset  value  is  calculated.  If  such  time-zone  arbitrage  were successful,  it might dilute the interests of other shareholders.  However,  the use of "fair  value  pricing"  to adjust the  closing  market  prices of foreign securities  under  certain  circumstances,  to reflect  what the Manager and the
Boards  of the  Underlying  Funds  believe  to be  their  fair  value,  and  the imposition of redemption fees, may help deter those activities.

     Foreign  securities  owned by an  Underlying  Fund may trade on weekends or other days when the Fund does not price its shares. As a result,  the Fund's net asset  value may change on days when you will not be able to  purchase or redeem the Fund's shares.

     Special Risks of Emerging and Developing Markets.  Securities of issuers in emerging and developing markets may offer special investment opportunities,  but present risks not found in more mature markets.  Emerging  market  countries may have less developed legal and accounting systems.  The governments of developing countries may be more unstable and present greater risks of  nationalization  or restrictions  on foreign  ownership of stocks of local companies and investments may be subject to greater risks of government  restrictions  on withdrawing  the sale proceeds of securities from the country. Emerging market countries may have less  developed  trading  markets and exchanges and their  economies may be more dependent on relatively  few industries  that may be highly  vulnerable to local and global changes.

     The securities of issuers in emerging  markets may be less liquid,  or more difficult to sell at an  acceptable  price,  than  securities of issuers in more developed  markets.  Settlements  of trades may be subject to greater  delays so that an  Underlying  Fund might not receive the proceeds of a sale of a security on a timely basis.  These  investments may be  substantially  more volatile than stocks of issuers in the United States and other developed  countries and may be considered speculative.

     Special Risks of Investing in Small- and Mid-Sized  Companies.  Some of the
Underlying Funds may emphasize  investments in small- and/or mid-cap  companies.
Small- and mid-cap  companies can include both  established and newer companies.
While these companies might offer greater opportunities for capital appreciation than larger,  more established  companies,  they involve  substantially  greater risks of loss and price fluctuations than larger issuers.

     Small- and mid-sized  companies  may have limited  product lines or markets for their products, more limited access to financial resources and less depth in management  skill than larger  companies.  Their  stocks also may be less liquid than those of larger  issuers.  That means  that an  Underlying  Fund could have greater  difficulty  selling those  securities,  especially in periods of market volatility,  which could  increase the  potential  for loss.  It also may take a substantial  period  of time  for an  Underlying  Fund to  realize  a gain on an investment  in the stocks of a small- or mid-sized  company,  if it realizes any gain at all.

     Because the securities of smaller companies may be traded infrequently,  to the extent that an Underlying Fund invests  significantly  in those  securities, investors  may seek to  trade  shares  of the  Underlying  Funds  based on their knowledge or  understanding  of the value of those securities (this is sometimes referred to as "price  arbitrage").  Certain of the Underlying Funds,  including the Oppenheimer  Small- & Mid- Cap Value Fund,  impose a 2% redemption fee under certain  circumstances to attempt to deter such price  arbitrage.  If such price arbitrage  were  otherwise  successful,  it might  interfere  with the efficient management of an Underlying  Fund's  portfolio to a greater degree than would be the  case  for a fund  that  invests  in more  liquid  securities,  because  the
Underlying  Fund may have  difficulty  selling those  securities at advantageous times or prices to satisfy the  liquidity  requirements  created by large and/or frequent  trading  activity.  Successful  price arbitrage  activities might also dilute the value of an Underlying Fund's shares held by other shareholders.

     Risks  of  Technology  Stocks.  Certain  Underlying  Funds  may  invest  in technology  stocks. The types of companies the Manager of those Underlying Funds considers  to be  technology  companies  can be  expected to change over time as developments  in technology  occur. To the extent an Underlying Fund is invested in stocks of technology companies,  the value of the Underlying Fund's shares is particularly  vulnerable to risks,  including market and economic  events,  that affect technology  companies and/or companies having  investments in technology.
The technology  sector has  historically  exhibited great price  volatility,  or fluctuations  in stock  valuations.  The stock  prices of  technology  companies during the past few years have been  highly  volatile,  largely due to the rapid pace of  product  change  and  development  within  this  sector.  In  addition, technologies  that are  dependent  on consumer  demand may be more  sensitive to changes in consumer  spending  patterns.  Technology  companies  focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely  affected by changes in those regulations.  The portfolio  managers of the Underlying Funds take these factors into account when evaluating the long-term merits of a technology investment.

     Investing in Special Situations. Periodically, some of the Underlying Funds might use  aggressive  investment  techniques.  These might  include  seeking to benefit from what the portfolio  manager  perceives to be "special  situations,"
such  as  mergers,  reorganizations,  restructurings  or  other  unusual  events expected to affect a particular issuer. However, there is a risk in investing in special  situations that the change or event might not occur, which could have a negative impact on the price of the issuer's  securities.  An Underlying  Fund's investment  might not produce the  expected  gains or could incur a loss for the portfolio.

     Cyclical Opportunities.  Some of the Underlying Funds may also seek to take advantage  of changes in the business  cycle by investing in companies  that are sensitive to those  changes if the portfolio  manager  believes they have growth potential.  Some of the Underlying  Funds might  sometimes seek to take tactical advantage of short-term market movements or events affecting  particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Underlying Fund's share price.

     INVESTMENTS IN  FIXED-INCOME  SECURITIES.  Certain of the Underlying  Funds
emphasis  investments  in debt  securities,  such as government  securities  and corporate bonds and debentures.  The Underlying  Funds might also buy short-term debt securities for liquidity  purposes  pending the purchase of new investments or to have cash to pay for redemptions of Fund shares. Some Underlying Funds can invest in "lower-grade"  debt  securities,  commonly known as "junk bonds," that are rated  below  investment  grade.  That means that they are rated  lower than
"Baa" by Moody's  Investors Service or "BBB" by Standard & Poor's Rating Service
or have comparable ratings by other  nationally-recognized  rating organizations or are unrated securities assigned an equivalent rating by the Manager.

     Interest  Rate Risk.  The values of debt  securities  are subject to change when prevailing  interest rates change.  When interest rates fall, the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities  generally fall, and those securities may sell at a discount from their face amount.

     o These  fluctuations will often be greater for longer-term debt securities than for  shorter-term  debt  securities.  At times,  an Underlying Fund may buy longer-term debt securities to seek higher income.  When the average maturity of the Underlying Fund's portfolio is longer,  its shares prices may fluctuate more when interest  rates  change.  An Underlying  Fund may also buy  zero-coupon  or
"stripped" securities,  which are derivative securities that may be particularly sensitive to interest rate changes.  Some Underlying  Funds' share prices may go up or down when interest  rates change because of the effect of those changes on the value of the  Underlying  Fund's  investments in debt  securities.  However,
interest   rate   changes   may  have   different   effects  on  the  values  of
mortgage-related securities because of prepayment and extension risks.

     o Prepayment Risk.  Mortgage-related  securities are subject to the risk of unanticipated  prepayment.  That is the risk  that  when  interest  rates  fall, borrowers will prepay the mortgages that underlie these  securities more quickly than expected, causing the issuer of the security to prepay the principal to the
Underlying Fund prior to the security's  expected maturity.  The Underlying Fund may be required to reinvest the proceeds at a lower interest rate,  reducing its income.  Interest-only  and  principal-only  mortgage-backed  securities,  which certain  Underlying  Funds may buy, are  especially  sensitive to interest  rate changes,  which  can  affect  not only  their  prices  but can also  change  the
prepayment    assumptions    about   those   investments   and   income   flows.
Mortgage-related  securities  subject to prepayment  risk  generally  offer less potential  for  gains  when  prevailing  interest  rates  fall and have  greater potential for loss when  prevailing  interest rates rise. If an Underlying  Fund buys mortgage-related securities at a premium,  accelerated prepayments on those securities  could cause the  Underlying  Fund to lose a portion of its principal investment represented by the premium.

     o Extension Risk. If interest rates rise rapidly,  prepayments of mortgages may occur at a slower rate than expected and the expected  maturity of long-term or medium-term  mortgage-related  securities  could  lengthen as a result.  That could cause their values,  and the prices of an  Underlying  Fund's  shares,  to fall.

     o Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a security  might not make interest and principal payments on the security as they become due.  Securities  directly issued by the
U.S.  Treasury and certain agencies that are backed by the full faith and credit of the U.S.  government have little credit risk, and securities  issued by other agencies of the U.S.  government  generally  have low credit  risks.  Securities issued by private  issuers have greater credit risks. If the issuer fails to pay interest, the Underlying Fund's income may be reduced.

     If an issuer fails to pay interest,  an  Underlying  Fund's income might be reduced,  and if an issuer  fails to repay  principal,  the  values of that bond security and of the Underlying Fund's shares might fall. High-yield, lower-grade debt  securities are especially  subject to risks of default.  A downgrade in an issuer's  credit  rating or other  adverse  news  about an issuer can reduce the market value of that issuer's  securities.  Securities issued by U.S. government agencies or  instrumentalities  carry an implied  credit  support  from the U.S.
government.  These  government  agencies  and  instrumentalities  are  currently subject to a degree of focus by the U.S.  Treasury,  the U.S.  Congress  and the
regulatory    agencies   which   oversee   those    government    agencies   and
instrumentalities.  It is possible that the implied  credit  support of the U.S.
government  could be modified or withdrawn.  However,  we cannot predict at this time the likelihood of that event cannot be predicted at this time. In the event that the credit  support is  modified  or  withdrawn,  those  securities  may be subject to a credit downgrade and their value of these securities may decline.

     o Special Risks of Lower-Grade Securities. Some of the Underlying Funds may
invest without limit in securities below investment grade (commonly called "junk bonds") to seek  total  return and higher  income.  Therefore,  such  Underlying
Funds'  credit  risks  may  be  greater  than  those  of  funds  that  buy  only investment-grade  bonds.  Lower-grade  debt securities may be subject to greater
price   fluctuations   and  risks  of  loss  of  income   and   principal   than
investment-grade  debt  securities.  Securities  that are (or that have  fallen)
below  investment grade are exposed to a greater risk that the issuers might not meet their its debt obligations or might default.  There may be less of a market for lower  grade  securities,  making it harder to value them or sell them at an acceptable price and possibly  exposing an Underlying Fund to "price  arbitrage"
attempts as described below. Additionally,  these securities may be subject to a greater risk of default.  These risks may reduce some of the  Underlying  Funds'
share prices and the incomes they earn.

     Foreign Debt Securities.  Some of the Underlying Funds may buy a variety of debt  securities  issued  by  foreign  governments  and  companies,  as  well as
"supra-national"  entities,  such as the World  Bank.  They can  include  bonds, debentures,  and notes,  including  derivative  investments called  "structured"
notes,  described below.  The Underlying  Fund's foreign debt investments may be denominated  in U.S.  dollars or in foreign  currencies  and can include  "Brady
Bonds." Those are  U.S.-dollar  denominated  debt securities  collateralized  by zero-coupon  U.S.  Treasury  securities.  They are typically  issued by emerging market countries and are considered  speculative securities with higher risks of default.  The Underlying Funds will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

     U.S. Government Securities.  Not all of the U.S. government securities that certain Underlying Funds buy are backed by the full faith and credit of the U.S.
government as to payment of interest and repayment of principal. Some are backed by the right of the entity to borrow from the U.S.  Treasury.  Others are backed only by the  credit  of the  instrumentality.  All of these  different  types of securities  described  below  are  generally  referred  to as  "U.S.  government securities" in this Prospectus.

     o  U.S.  Treasury   Obligations.   These  include  Treasury  bills  (having
maturities of one year or less when issued),  Treasury notes (having  maturities of more than one year and up to ten  years  when  issued),  and  Treasury  bonds
(having maturities of more than ten years when issued).  Treasury securities are backed by the full faith and credit of the United  States as to timely  payments of interest and repayments of principal.  Certain  Underlying Funds can buy U.S.
Treasury securities that have been "stripped" of their coupons, zero-coupon U.S.
Treasury  securities  as  described  below,  and Treasury  Inflation  Protection
Securities.

     o  Obligations  Issued  or  Guaranteed  by  U.S.   Government  Agencies  or
Instrumentalities.   These  include  direct   obligations  or   mortgage-related
securities  that  have  different   levels  of  credit  support  from  the  U.S.
government.  Some  are  supported  by the  full  faith  and  credit  of the U.S.
government,  such as Government  National  Mortgage  Association  ("Ginnie Mae")
pass-through  mortgage  certificates.  Some are  supported  by the  right of the issuer to borrow from the U.S.  Treasury  under certain  circumstances,  such as
Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage
Corporation  ("Freddie Mac") and Federal Home Loan Bank obligations.  Others are supported only by the credit of the entity that issued them.

     o Mortgage-Related U.S. Government  Securities.  These include interests in pools of  residential  or commercial  mortgages,  in the form of  collateralized
mortgage-backed   obligations   ("CMOs")  and  other   "pass-through"   mortgage
securities.  CMOs that are U.S. government  securities have collateral to secure payment of interest and principal.  They may be issued in different  series with different  interests rates and maturities.  The collateral is either in the form of mortgage  pass-through  certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S.  government agency.  Certain
Underlying Funds invest a significant amount of their assets in mortgage-related
U.S. government securities.

     The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected  prepayments of those mortgages to
change.   These  prepayment  risks  can  make  the  prices  of  CMOs  and  other mortgage-related  securities  very  volatile when  interest  rates change.  That volatility will affect those Underlying Funds' share prices.

     o Forward  Rolls.  Certain  Underlying  Funds can enter into "forward roll"
transactions  with  respect  to  mortgage-related  securities.  In this  type of transaction,  the Underlying Fund sells a  mortgage-related  security to a buyer for a specific settlement date and simultaneously agrees to repurchase a similar security on a set future settlement date at a set price.

     During the  period  between  the sale  settlement  date and the  repurchase settlement  date the Underlying  Funds will not be entitled to receive  interest and  principal  payments on the  securities  that have been sold. It is possible that the  market  value of the  securities  that an  Underlying  Fund  sells may decline below the price at which the Underlying  Fund is obligated to repurchase securities,  or  that  the  counterparty  might  default  in its  obligation.  A substantial  portion of certain Underlying Fund's assets may be subject to these risks at any given time.

     Private-Issuer  Securities.  Certain  Underlying  Funds invest primarily in debt  securities  issued by private issuers that do not offer any credit backing
of  the  U.S.  government.   These  include  multi-class  debt  or  pass-through
certificates secured by mortgage loans. They may be issued by banks, savings and loans,  mortgage  bankers or special trusts.  Certain  Underlying  Funds can buy other types of asset-backed  securities  collateralized by loans or other assets or receivables. Private issuer securities are subject to the credit risks of the issuers.  There is the risk that the  issuers  may not make  timely  payment  of interest or repay  principal  when due,  although  in some cases  those  payment obligations  may be supported by insurance  or  guarantees.  Certain  Underlying
Funds limit their  investments in private issuer  securities to securities rated within the four highest rating categories of Moody's Investors Service,  Inc. or
Standard & Poor's Rating Service and unrated  securities  that the Manager deems comparable  to  rated  securities  in  those  categories.  These  are  known  as
"investment-grade"  securities.  Those  Underlying  Funds are not  automatically required to dispose of a security if its rating falls after such Underlying Fund buys it.  However,  the Manager  will  evaluate  those  securities  to determine whether to keep them in the Underlying Fund's portfolio.

     Asset-Backed  Securities.  Certain  Underlying  Funds can buy  asset-backed securities,  which are fractional  interests in pools of loans collateralized by the loans or other assets or  receivables.  They are typically  issued by trusts and special purpose  corporations  that pass the income from the underlying pool to the  buyer of the  interest.  These  securities  are  subject  to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, as well as interest rate and prepayment risks.

     Participation  Interest in Loans.  These securities  represent an undivided fractional  interest  in a loan  obligation  of a borrower.  They are  typically purchased  from banks or dealers  that have made the loan or are  members of the loan syndicate. The loans may be to foreign or U.S. companies.  They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay  principal,  an  Underlying  Fund may lose  money  on its  investment.  No
Underlying  Fund will  invest  more than 5% of its net  assets in  participation interests of any one borrower.

     "Structured"  Notes.  Some of the  Underlying  Funds  may buy  "structured"
notes, which are  specially-designed to replicate the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be
"structured" by the purchaser and the borrower issuing the note.

     The values of these  notes will fall or rise in  response to the changes in the value of the underlying  security or index.  The value of these notes may be affected  by events  pertaining  to the  borrower  which may be  referred  to as
"counter-party" risks. The values of these notes are also subject to both credit and interest rate risks and therefore some of the Underlying Funds could receive more or less than they  originally  invested when a note matures,  or they might receive  less  interest  than  the  stated  coupon  payment  if  the  underlying investment or index does not perform as  anticipated.  The prices of these notes may be very  volatile  and they may have a  limited  trading  market,  making it difficult  for an  Underlying  Fund to value them or sell them at an  acceptable price.

     Zero-Coupon  and "Stripped"  Securities.  Some of the debt  securities that certain  of the  Underlying  Funds  may buy are  zero-coupon  bonds  that pay no interest and are issued at a substantial  discount  from their face value.  They may be issued by the U.S. government or private issuers.  "Stripped"  securities are the  separate  income  or  principal  components  of a debt  security.  Some mortgage  related  securities  may be  stripped,  with each  component  having a different proportion of principal or interest payments.  One class might receive all the interest and the other all the principal payments.

     Zero-coupon and stripped securities are subject to greater  fluctuations in price from interest rate changes than interest-bearing  securities.  Some of the
Underlying  Funds  may  have  to pay  out  the  imputed  income  on  zero-coupon securities without receiving the actual cash currently.  Stripped securities are particularly  sensitive to changes in interest rates. The value of interest-only and  principal-only  securities  are very sensitive to changes in interest rates and prepayments of underlying mortgages.  The market for these securities may be limited,  making it difficult for the Fund to sell its holdings at an acceptable price.

     Money Market  Instruments.  The Funds and some of the Underlying  Funds can also  invest  in "money  market  instruments."  These  include  U.S.  Government securities,  high-quality  corporate debt securities having a remaining maturity of one year or less,  bankers'  acceptances,  commercial paper,  certificates of deposit, repurchase agreements, and other short-term corporate debt obligations.
Such investments do not generate capital growth when held to maturity.

     DERIVATIVE INVESTMENTS. Certain of the Underlying Funds may use derivatives to seek increased returns or to try to hedge investment and interest rate risks.
In general terms,  a derivative  investment is one whose value depends on (or is derived  from)  the  value  of an  underlying  asset,  interest  rate,  index or
commodity.   Options,   futures,   interest   rate  swaps,   structured   notes,
mortgage-related  securities  and forward  contracts are examples of derivatives that some of the Underlying Funds could use.

     If the issuer of the derivative  does not pay the amount due, an Underlying
Fund  may  lose  money on the  investment.  Also,  the  underlying  security  or investment on which the derivative is based,  and the derivative  itself,  might not perform the way the Manager expected it to perform. If that happens, some of the  Underlying  Funds'  share  prices could fall and they could get less income than expected.  Some  derivatives may be illiquid,  making it difficult to value them or sell them at an acceptable  price.  Using  derivatives  can increase the volatility of an Underlying Fund's share price.

     Futures and Options. Certain Underlying Funds use futures contracts and put and call  options  to  attempt  to  increase  investment  return,  and to manage exposure to changing interest rates,  commodity prices,  securities  prices, and other  economic  variables.  In the broadest  sense,  futures and options may be considered derivative investments.

     Certain Underlying Funds can purchase and sell commodity futures contracts, forward  contracts,  options on futures  contracts  and  options  and futures on commodity  indices,  to adjust exposure to the returns of the commodity  markets from other commodity-linked  investments.  Certain Underlying Funds can also buy and sell other types of futures contracts and options relating to them.

     Put and Call Options.  A call option gives the buyer the right, but not the obligation,  to purchase an underlying  asset at a specified price. A put option gives the buyer the right,  but not the obligation,  to sell an underlying asset at a specified price.  Certain Underlying Funds may buy and sell exchange-traded and over-the-counter options.

     Certain  Underlying  Funds may write calls if they are "covered." For calls on  securities,  that means the  Underlying  Fund owns the  securities  that are subject  to the  call.  For other  types of calls,  the  Underlying  Funds  must identify  liquid  assets to cover its  obligation  under the call.  For  certain
Underlying  Funds,  there is no limit on the amount of its total assets that may be subject to covered calls.  Certain  Underlying  Funds may also write puts. In doing so, such Underlying Funds must identify liquid assets to cover the put. No more than 50% of such Underlying Fund's total assets may be subject to puts that it writes.

     Futures Contracts.  A futures contract obligates the seller to deliver at a specified  date a specified  quantity of a commodity  at a specified  price.  In practice, only a very small percentage of all futures contracts result in actual delivery of the underlying  commodity.  Generally,  applicable  Underlying Funds expect to satisfy or offset delivery  obligations by taking equal,  but opposite positions in the futures market in the same commodity.

     Forward Contracts. Certain Underlying Funds may invest in forward contracts to buy or sell foreign  currency for future  delivery at a fixed price.  Certain
Underlying  Funds  may use them to try to "lock in" the U.S.  dollar  price of a security  denominated  in a  foreign  currency  that  the  Underlying  Fund  has purchased or sold,  or to protect  against  possible  losses from changes in the relative value of the U.S.  dollar and a foreign  currency.  Certain  Underlying
Funds may also use "cross  hedging,"  a  technique  that seeks to hedge  against changes in currencies other than the currency in which a security the Underlying
Fund holds is denominated. The use of forward contracts might reduce the gain on an  investment  that would  otherwise  result from a change in the  relationship between the U.S.  dollar and the foreign  currency  in which the  investment  is denominated.

     Swap Transactions.  Swap transactions are privately  negotiated  agreements between an Underlying  Fund and a  counterparty  to exchange or swap  investment cash flows or assets at specified  intervals in the future.  The obligations may extend beyond one year.

     There is no central exchange or market for swap  transactions and therefore they  are less  liquid  investments  than  exchange-traded  instruments.  If the
Underlying  Fund were to sell a swap it owned to a third party,  the  Underlying
Fund would  still  remain  primarily  liable of the  obligations  under the swap contract.  Additionally,  the  Underlying  Fund  will  bear  the  risk  that the counterparty could default under a swap agreement.  Certain Underlying Funds may enter into credit  default swaps,  both (i) directly and (ii)  indirectly in the form of a swap embedded within a structured security to protect against the risk that a debt security will default.  The Underlying Fund pays a fee to enter into the trade and receives a fixed payment  during the life of the swap. If there is a credit  event (for  example,  the  security  fails to timely pay  interest  or principal),  the  Underlying  Fund either  delivers the  defaulted  bond (if the
Underlying  Fund has taken the short position in the credit  default swap,  also known as "buying  credit  protection")  or pays the par amount of the  defaulted bond (if the  Underlying  Fund had taken the long position in the credit default swap, also know as "selling credit  protection").  Risks of credit default swaps include the cost of paying for credit  protection if there are no credit events, and adverse  pricing when  purchasing  bonds to satisfy its delivery  obligation where the Underlying Fund took a short position in the swap and there has been a credit event.

     Certain  Underlying  Funds can engage in total return swaps. A total return swap gives the Underlying Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by the  Underlying  Fund will  typically be determined by  multiplying  the face value of the swap agreement by an  agreed-upon  interest rate. If the underlying asset  declines in value over the term of the swap,  the  Underlying  Fund would also  be  required  to  pay  the  dollar  value  of  the  that  decline  to  the counterparty.

     The applicable  Underlying Funds intend to invest in swap transactions only if they are excluded from regulation by the Commodity Futures Trading Commission under the Commodity Exchange Act and the rules thereunder.

     Index-Linked and Commodity-Linked "Structured" Securities. Oppenheimer Real
Asset Fund can invest in derivative  instruments  with  principal  and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices. These are "commodity-linked" or "index-linked"
securities.  They are sometimes referred to as "structured  securities"  because the terms of the  instrument may be structured by the issuer of the security and the purchaser of the security, such as the Underlying Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

     The value of these  securities  will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Underlying Fund  economically to movements in commodity  prices. In addition to commodity  price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities.  Therefore,  at maturity,  an  Underlying  Fund  may  receive  more  or less  principal  than it originally invested. An Underlying Fund might receive interest payments that are more or less than the stated coupon interest payments.

     To try to reduce this risk, the applicable  Underlying  Funds do not expect to invest more than 25% of their total  assets in  structured  securities  under whose terms the potential loss, either at redemption or maturity, exceeds 50% of the face  value of the  securities.  That  amount is  calculated  at the time of investment.  Those  Underlying  Funds do not  intend to invest  more than 10% of their  total  assets,  determined  at the  time  of  investment,  in  structured securities that mature in more than 19 months.

     A liquid  market  may not  exist for  these  securities,  which may make it difficult for that  Underlying  Fund to sell them at an  acceptable  price or to value them. The value of commodity-linked  derivative  investments may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile.  Additionally,  economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying  commodity,  index,  futures  contract or other economic variable.

     RISKS OF LEVERAGE.  Certain  derivatives that some Underlying Funds may buy involve a degree of leverage.  For example,  a hybrid  instrument  linked to the value of a commodity  index may return  income  calculated  as a multiple of the price movement of the underlying index.

     Economic  leverage  occurs when an investor has the right to a return on an investment  that  exceeds  the return  that the  investor  would be  expected to receive  based  on  the  amount  contributed  to  the  investment.  Economically leveraged  hybrid  instruments can increase the gain or the loss associated with changes in the value of an  underlying  commodity,  index,  futures  contract or other economic  variable.  Underlying Funds have limits on the leverage ratio of each hybrid investment they can buy as well as on their overall portfolio.

     Repurchase  Agreements.  Certain Underlying Funds can enter into repurchase agreements for investment  purposes.  They also may be used for cash  management purposes or in swap transactions for liquidity. In a repurchase transaction,  an
Underlying  Fund buys a security and  simultaneously  sells it to the seller for delivery at a future date.  Repurchase  agreements must be fully collateralized.
However,  if the seller fails to pay the resale price on the delivery  date, the
Underlying  Fund  may  incur  costs  in  disposing  of the  collateral  and  may experience  losses if there is any delay in its ability to do so. If the default on the  part of the  seller  is due to its  bankruptcy,  the  Underlying  Fund's ability to liquidate the collateral may be delayed or limited.

     Investments By "Funds of Funds." Class Y shares of certain Underlying Funds may also be  offered as an  investment  to other  Oppenheimer  funds that act as
"funds of funds." The Boards of those Underlying Funds have approved making each
Underlying  Fund's  shares  available as an  investment to the Funds and to such other funds of funds, which may invest  significant  portions of their assets in shares of the Underlying  Funds, as described in their respective  prospectuses.
The Funds and other funds of funds,  individually and/or  collectively,  may own significant  amounts of those Underlying  Fund's shares from time to time. Funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their  investment  in the  Underlying  Fund  frequently, which may occur on a daily basis under volatile market conditions.  Depending on a number of factors,  such as the flows of cash into and from an Underlying Fund as a  result  of the  activity  of other  investors  and the  Underlying  Fund's then-current liquidity,  those purchases and redemptions of an Underlying Fund's shares  by the  Funds  and/or  such  other  funds of  funds  could  require  the
Underlying  Fund  to  purchase  or sell  portfolio  securities,  increasing  its transaction  costs and  possibly  reduce its  performance,  if the size of those purchases  and  redemptions  were  significant  relative  to  the  size  of  the
Underlying Fund.

     Industry  And Sector  Focus.  At times,  some of the  Underlying  Funds may increase the relative  emphasis of their  investments in a particular  industry, group of  industries  or sector.  Stocks of issuers in a particular  industry or sector  might be  affected by changes in  economic  conditions  or by changes in government  regulations,  availability of basic resources or supplies,  or other events  that affect that  industry  or sector more than  others.  If some of the
Underlying Funds have a greater emphasis on investments in a particular industry or sector,  their share value may fluctuate in response to events affecting that industry or sector.

     OTHER INVESTMENT STRATEGIES. To seek their objectives, the Underlying Funds may also use  certain of the  investment  techniques  and  strategies  described below.  The  Manager  of an  Underlying  Fund  might not  always  use all of the strategies  described  below.  These  investments  and techniques have their own risks,  although some are designed to help reduce  overall  investment or market risks.

     Illiquid and Restricted  Securities.  Investments of an Underlying Fund may
be  illiquid  because  they do not have an  active  trading  market,  making  it difficult to value them or sell them promptly at an acceptable price. Restricted securities  may have terms that limit  their  resale to other  investors  or may require  registration  under applicable  securities laws before they may be sold publicly.  Of the  Underlying  Funds that can invest in illiquid  or  restricted securities,  none of them  will  invest  more  than  15% of net  assets  in such securities.  Certain  restricted  securities  that are  eligible  for  resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors  Underlying Funds' holdings of illiquid  securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

     Loans of Portfolio  Securities.  Some of the Underlying  Funds have entered into a Securities  Lending Agreement with JPMorgan Chase.  Under that agreement, securities  in the  portfolio  of an  Underlying  Fund may be loaned to brokers, dealers and other  financial  institutions.  The  Securities  Lending  Agreement provides  that loans must be adequately  collateralized  and may be made only in conformity with the Underlying Fund's Securities Lending Guidelines,  adopted by its board of directors. The value of the securities loaned may not exceed 25% of the value of the Underlying Fund's net assets.

     Purchases & Sales by Other Funds.  An Underlying  Fund may have  investment policies similar to those of another  Underlying Fund and/or other funds advised by the  Manager.  If one of those other funds  purchases  or sells a  particular security at the same time that the Underlying  Fund is purchasing or selling it, such  purchases or sales could affect the supply or price of the  security.  The simultaneous  purchase  of a  security  by one  Underlying  Fund and its sale by another  Underlying Fund could also increase the trading costs borne  indirectly by the Funds.

     Additional  information  about each  Underlying  Funds is  contained in its
Prospectus  and Statement of Additional  Information.  To obtain a Prospectus or
Statement of Additional  Information of any of the Underlying Funds, simply call the toll-free number on the back cover of this  Prospectus.  Those documents and other information about the Underlying Funds may also be viewed or downloaded on the Manager's website at www.oppenheimerfunds.com.

     Measurement of Investment Restrictions.  Investment restrictions, such as a required  minimum or maximum  investment in a particular  type of security,  are measured at the time each Fund purchases a security.  The status,  market value, maturity, credit quality, or other characteristics of each Fund's securities may change  after they are  purchased,  and this may cause the amount of each Fund's assets invested in such  securities to exceed the stated maximum  restriction or fall below the  stated  minimum  restriction.  If this  occurs,  it would not be considered a violation of the investment restriction.

     Temporary  Defensive and Interim  Investments.  For temporary periods,  the
Funds may hold a portion of their  assets in cash,  money market  securities  or other similar,  liquid investments.  This will generally occur at times when the
Manager is unable to  immediately  invest funds  received from purchases of Fund shares or from redemptions of other investments. In times of adverse or unstable market or economic or political conditions, the Funds and some of the Underlying
Funds may invest up to 100% of their  assets in temporary  investments  that are inconsistent with their principal investment strategies. Generally they would be cash or cash equivalents,  such as U.S. Treasury Bills and other short-term U.S.
Government  obligations,  high-grade  commercial  paper securities or repurchase agreements. They may include other investment-grade debt securities. These types of securities  might also be held pending the  investments  of proceeds from the sale of shares or to meet  anticipated  redemptions  of shares.  To the extent a
Fund or an Underlying Fund invests  defensively in these securities it might not achieve its investment objective.

     Portfolio  Turnover.  A change in the securities held by a Fund is known as
"portfolio  turnover."  A Fund or an  Underlying  Fund may  engage in active and frequent trading to try to achieve its objectives, and may have a high portfolio turnover rate (for example, over 100%). If a Fund or an Underlying Fund realizes capital gains when it sells  investments,  it must generally pay those gains out to shareholders,  increasing their taxable distributions.  Generally,  increased portfolio  turnover creates higher brokerage and transaction  costs for the fund conducting the trading (and may reduce its  performance).  However,  most of the
Fund's portfolio  transactions will be trades in the Underlying Funds,  which do not involve brokerage commissions.

     CAN THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES CHANGE? Each Fund's Board
of Trustees can change  non-fundamental  policies without shareholder  approval, although significant changes will be described in amendments to this Prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's outstanding voting shares. The Funds' investment objectives and principal investment strategies are not fundamental policies;  however,  shareholders will receive  at least 60 days'  advance  notice of  changes  in a Fund's  investment objective or principal investment strategies.  Investment  restrictions that are fundamental  policies  are listed in the  Statement of  Additional  Information.
Unless  otherwise  stated in this  Prospectus  or the  Statement  of  Additional
Information, investment policies of the Funds are not fundamental.

     PORTFOLIO  HOLDINGS.   Each  Fund's  portfolio  holdings  are  included  in
semi-annual and annual reports that are distributed to shareholders of the Funds within 60 days  after the close of the  period  for which  such  report is being made.  Each Fund also  discloses  its  portfolio  holdings in its  Statements of
Investments  on Form N-Q,  which are  filed  with the SEC no later  than 60 days after the close of its first and third fiscal  quarters.  These required filings are publicly  available at the SEC.  Therefore,  portfolio holdings of the Funds are made publicly available no later than 60 days after the close of each of the
Funds' fiscal quarters.

     A description  of the Funds'  policies and  procedures  with respect to the disclosure  of the  Funds'  portfolio  securities  is  available  in the  Funds'
Statement of Additional Information.

How the Funds are Managed

     THE MANAGER.  The Manager  chooses each Fund's  investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established  by each Fund's  Board of  Trustees,  under an  investment  advisory agreement that states the Manager's  responsibilities with respect to that Fund.
The  agreement  also  describes  the  expenses  that  the  applicable   Fund  is
responsible to pay to conduct its business.

     The Manager has been an investment  adviser since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of March 31, 2006, including other Oppenheimer funds, with more than 6 million  shareholder  accounts.  The  Manager is located at Two World  Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

     Advisory Fees. Under the Investment  Advisory  Agreement,  the Manager will not charge a  management  fee to the Funds,  however  the Manager  will  collect indirect  management fees through the investments in the Underlying  Funds.  The estimated  indirect  expenses of the  Underlying  Funds  (including the indirect management  fees of the  Underlying  Funds),  as a percent of average  daily net assets of each Fund is as follows:

                                          Class A      Class B     Class C      Class N      Class Y
-------------------------------------- ------------ ----------- ------------ ------------ ------------
-------------------------------------- ------------ ----------- ------------ ------------ ------------
Transition 2010 Fund
-------------------------------------- ------------ ----------- ------------ ------------ ------------
-------------------------------------- ------------ ----------- ------------ ------------ ------------
Transition 2015 Fund
-------------------------------------- ------------ ----------- ------------ ------------ ------------
-------------------------------------- ------------ ----------- ------------ ------------ ------------
Transition 2020 Fund
-------------------------------------- ------------ ----------- ------------ ------------ ------------
-------------------------------------- ------------ ----------- ------------ ------------ ------------
Transition 2030 Fund

     The Manager has  voluntarily  agreed to a total  expense  limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expenses, as follows:

                                          Class A      Class B     Class C      Class N      Class Y
-------------------------------------- ------------ ----------- ------------ ------------ ------------
-------------------------------------- ------------ ----------- ------------ ------------ ------------
Transition 2010 Fund
-------------------------------------- ------------ ----------- ------------ ------------ ------------
-------------------------------------- ------------ ----------- ------------ ------------ ------------
Transition 2015 Fund
-------------------------------------- ------------ ----------- ------------ ------------ ------------
-------------------------------------- ------------ ----------- ------------ ------------ ------------
Transition 2020 Fund
-------------------------------------- ------------ ----------- ------------ ------------ ------------
-------------------------------------- ------------ ----------- ------------ ------------ ------------
Transition 2030 Fund

     The   limitation   will  be  applied  after  giving  effect  to  any  12b-1
reimbursements  from  investing  in Class A shares  where Class Y shares are not available from an Underlying Fund.

     Portfolio  Managers.  The  Funds  are  managed  by  a  team  of  investment professionals  including Rudi W. Schadt,  Jerry A. Webman,  and Kurt Wolfgruber,
who have  been  Vice  Presidents  of the  Funds  and  members  of the  portfolio management team since the Funds' inception.

     Mr.  Schadt has been a Vice  President  and Director of Research in Product
Design and Risk  Management of the Manager  since August 2004.  Prior to joining the Manager in February 2002, he was a Director and Senior Quantitative  Analyst
at UBS Asset  Management  from 2000 through  2001 and an  Associate  Director of
Research,  Senior  Researcher  and  Portfolio  Manager  at State  Street  Global
Advisors from June 1997. Mr. Schadt is a portfolio  manager and officer of other portfolios in the OppenheimerFunds complex.

     Dr. Webman has been Chief  Economist of the Manager since May 2006;  Senior
Investment  Officer and Director of the Manager's Fixed Income Investments since
1999, a Senior Vice  President of the Manager since  February 1996, and a Senior
Vice President of HarbourView  Asset Management  Corporation since May 1999. Dr.
Webman  is  a  portfolio   manager  and  officer  of  other  portfolios  in  the
OppenheimerFunds complex.

     Mr.  Wolfgruber  has been an Executive  Vice President of the Manager since
March 2003 and Chief  Investment  Officer and Director of the Manager since July
2003. He has been a Managing  Director of Oppenheimer  Acquisition  Corp.  since
December 2005. Mr.  Wolfgruber has been Director of HarbourView Asset Management
Corporation and of OFI Institutional Asset Management,  Inc. since June 2003 and of Tremont Capital  Management,  Inc. since October 2001. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

     The Statement of Additional  Information  provides  additional  information about the portfolio management team's  compensation,  other accounts they manage and their  ownership  of each Fund's  shares.  Information  about the  portfolio managers of the Underlying Funds is available in the prospectus and Statement of
Additional Information of each Underlying Fund.

     Pending  Litigation.  A  consolidated  amended  complaint  was  filed  as a putative  class  action  against the Manager and the  Transfer  Agent (and other defendants) in the U.S.  District Court for the Southern District of New York on
January 10, 2005 and was amended on March 4, 2005. The complaint alleged,  among other things, that the Manager charged excessive fees for distribution and other costs,  and  that by  permitting  and/or  participating  in those  actions,  the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified  damages,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     In response to the  defendants'  motions to dismiss the suit,  seven of the eight  counts in the  complaint,  including  the claims  against  certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors,  Trustees  and  officers  of  the  funds,  and  the  Distributor,  as defendants,  were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with  prejudice  by court  order dated April 5, 2006.  The  plaintiffs  filed an appeal of those dismissals on May 11, 2006.

     The Manager  believes  that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district  court,  and that no estimate  can yet be made with any degree of certainty as to the amount or range of any  potential  loss.  However,  the Manager  believes  that the  allegations contained  in the  complaint  are without  merit and that there are  substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for a Fund's shares.

     Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.
Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge a processing fee for that service.

     Buying  Shares  Through  the   Distributor.   To  buy  shares  through  the
Distributor,  complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box
5270,  Denver,  Colorado 80217. If you do not list a dealer on the  application,
Class A shares are your only purchase  option.  the Distributor will act as your agent in buying  Class A shares.  However,  we  recommend  that you  discuss our investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C, Class N or Class Y shares may not be purchased  directly from the  Distributor  by a new investor  without the investor designating another registered broker-dealer.  If a current investor no longer has another  broker-dealer  of record for an existing Class B, Class C or
Class  N  account,   the   Distributor  is   automatically   designated  as  the
broker-dealer of record,  but solely for the purpose of acting as the investor's agent to purchase the shares.

     o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire.  The minimum  federal wire  investment is
$2,500.  Before  sending  a wire,  call the  Distributor's  Wire  Department  at
1.800.225.5677  to notify the  Distributor  of the wire and to  receive  further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
pay for shares by electronic funds transfers from your bank account.  Shares are purchased for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system.  You can provide those  instructions automatically,  under an Asset Builder Plan,  described  below,  or by telephone instructions  using  OppenheimerFunds  PhoneLink,  also described below.  Please refer to "AccountLink," below for more details.

     o Buying Shares Through Asset Builder Plans. You may purchase shares of the
Funds  automatically from your account at a bank or other financial  institution under an Asset Builder Plan with  AccountLink.  Details are in the Asset Builder application and the Statement of Additional Information.

     WHAT IS THE MINIMUM  AMOUNT YOU MUST  INVEST?  In most  cases,  you can buy shares  of the Funds  with a  minimum  initial  investment  of  $1,000  and make additional  investments  at any time with as little  as $50.  There are  reduced minimums available under the following special investment plans:

     o If you establish  one of the many types of retirement  plan accounts that
OppenheimerFunds  offers,  more fully  described  below under "Special  Investor
Services," you can start your account with as little as $500.

     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information),  or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50.  For any type of  account  established  under one of these  plans prior to November 1, 2002, the minimum additional investment will remain $25.

     o  The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends from the Funds or other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the
Transfer Agent), or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

     AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset  value per  share  plus any  initial  sales  charge  that applies.  The offering  price that  applies to a purchase  order is based on the next  calculation  of the net  asset  value  per  share  that is made  after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor  receives the order.  Your financial  adviser can provide you with more  information  regarding  the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

     Net Asset Value. Each Fund calculates the net asset value of each class its of shares  based upon the net asset value per share of the  applicable  class of the  Underlying  Funds  as of the  close  of the New York  Stock  Exchange  (the
"NYSE"),  on  each  day  the  NYSE  is open  for  trading  (referred  to in this
Prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,
Eastern time, but may close earlier on some days. All references to time in this
Prospectus mean "Eastern time."

     For each Fund and each Underlying Fund, the net asset value per share for a class of shares on a "regular  business day" is determined by dividing the value of that fund's net assets  attributable to that class by the number of shares of that  class  outstanding  on that  day.  To  determine  net  asset  values,  the
Underlying  Fund  assets are  valued  primarily  on the basis of current  market quotations.  If market quotations are not readily available or, in the Manager's judgment,  do not  accurately  reflect  the fair value for a  security,  or if a security's  value has been  materially  affected by events  occurring  after the close of the NYSE or market on which the security is  principally  traded,  that security  may be valued by another  method that the  Underlying  Fund's board of directors or trustees  believes  accurately  reflects the security's fair value.
Because some foreign  securities  trade in markets and on exchanges that operate on  weekends  and U.S.  holidays,  the values of some of the  Underlying  Fund's foreign investments, and therefore the value of the shares of a Fund, may change on days when investors cannot buy or redeem the Funds' shares.

     The board of  directors  or  trustees of each  Underlying  Fund has adopted valuation  procedures for that  Underlying Fund and has delegated the day-to-day
responsibility  for  fair  value   determinations  to  the  Manager's  Valuation
Committee.  A fair  value  determination  by the  Manager  is subject to review, approval and ratification by the applicable board at its next scheduled  meeting after the fair valuation is determined.  In determining  whether  current market prices are readily available and reliable,  the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant  events that it believes,  in good faith, will affect the market prices of the securities of issuers held by the  Underlying  Fund. If, after the close of the principal  market on which a security held by an Underlying Fund is traded and before the time as of which the  Underlying  Fund's net asset  values are calculated that day, an event occurs that the Manager learns of and believes in the  exercise of its  judgment  will cause a material  change in the value of that security from the closing price of the security on the principal  market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.  Those may include events  affecting  specific  issuers
(for  example,  a halt in trading of the  securities of an issuer on an exchange during the trading day) or events affecting  securities  markets (for example, a foreign  securities  market  closes early  because of a natural  disaster).  The
Manager  believes that foreign  securities  values may be affected by volatility that  occurs  in U.S.  markets  on a trading  day  after  the  close of  foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure  whereby foreign  securities prices may be "fair valued" to take those factors into account.

     The Fund uses fair value pricing procedures to reflect what the Manager and the  Board  believe  to  be  more  accurate  values  for  the  Fund's  portfolio securities,  although  it may not always be able to  accurately  determine  such values.  The discussion of "time-zone  arbitrage" above describes  certain other effects that the Fund's fair value pricing policy is intended to counteract.

     The Offering Price. To receive the offering price for a particular day, the
Distributor or its designated  agent must receive your order,  in proper form as described  in this  Prospectus,  by the time the NYSE  closes  that day. If your order is received  on a day when the NYSE is closed or after it has closed,  the order will receive the next offering  price that is determined  after your order is received.

     Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must  receive  the order by the close of the NYSE  (normally  4:00  p.m.).  Your dealer must  transmit it to the  Distributor  so that it is received  before the
Distributor's  close of business on a regular business day (normally 5:00 p.m.), unless  your  dealer has made  alternative  arrangements  with the  Distributor.
Otherwise, the order will receive the next offering price that is determined.

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WHAT  CLASSES  OF SHARES DO THE FUNDS  OFFER?  The Funds  offer  investors  five
different  classes  of  shares.   The  different  classes  of  shares  represent
investments in the same portfolio of securities,  but the classes are subject to different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify  the class of shares.  If you do not choose a class,
your      investment     will     be     made     in     Class     A     shares.
---------------------------------------------------------------------------------------------------------------------------------------

     Class A Shares. If you buy Class A shares,  you pay an initial sales charge
(on  investments  up to $1 million  for regular  accounts or lesser  amounts for certain  retirement  plans). The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy
Class A Shares?" below.

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Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares  within 6 years of buying them,  you will  normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares,  as described in "How Can You Buy Class B Shares?"
below.
---------------------------------------------------------------------------------------------------------------------------------------

     Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your  shares  within 12 months of  buying  them,  you will  normally  pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class
C Shares?" below.

     Class N Shares.  If you buy Class N shares  (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the  retirement  plan's  first  purchase  of  Class N  shares,  you may pay a contingent deferred sales charge of 1.0%, as described in "How Can you Buy Class
N Shares?" below.

---------------------------------------------------------------------------------------------------------------------------------------
Class Y  Shares.  Class Y  shares  are  offered  only to  certain  institutional
investors   that   have   a   special    agreement    with   the    Distributor.
---------------------------------------------------------------------------------------------------------------------------------------

     WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that a particular
Fund is an  appropriate  investment  for you,  the decision as to which class of shares is best  suited to your needs  depends  on a number of  factors  that you should  discuss with your  financial  adviser.  Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your goals  and  objectives  change  over  time and you plan to  purchase  additional shares,  you should  re-evaluate  those  factors  to see if you should  consider another class of shares.  Each Fund's  operating  costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial adviser before making that choice.

     How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares.
Because of the effect of class-based  expenses,  your choice will also depend on how much you plan to invest.  For example,  the reduced sales charges  available for larger  purchases  of Class A shares  may,  over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time of higher  class-based  expenses  on shares of Class B, Class C or Class N.
For  retirement  plans that qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares

     o  Investing  for the  Shorter  Term.  While  each  Fund is  meant  to be a long-term  investment,  if you have a relatively  short-term  investment horizon
(that is, you plan to hold your shares for not more than six years),  you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent  deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term. Class C shares might  be the  appropriate  choice  (especially  for  investments  of less  than
$100,000),  because there is no initial sales charge on Class C shares,  and the contingent  deferred  sales  charge  does not apply to  amounts  you sell  after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge  available  for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason,  the  Distributor  normally will not accept purchase orders of more than  $100,000  of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their  customers in omnibus  accounts are  responsible for compliance with those limits.

     o Investing for the Longer Term.  If you are  investing  less than $100,000 for the  longer-term,  for  example  for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

     Are There  Differences in Account Features That Matter to You? Some account features  may not be  available  to Class B,  Class C and Class N  shareholders.
Other  features  may not be advisable  (because of the effect of the  contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully  review how you plan to use your investment  account before deciding which class of shares to buy.

     Additionally,  the  dividends  payable  to  Class  B,  Class C and  Class N shareholders  will be reduced by the additional  expenses borne by those classes that are not  borne by Class A or Class Y shares,  such as the Class B,  Class C and Class N  asset-based  sales charge  described  below and in the Statement of
Additional Information.

     How Do Share Classes Affect  Payments to Your Broker?  A financial  adviser may  receive  different  compensation  for  selling one class of shares than for selling  another  class.  It is important to remember  that Class B, Class C and
Class N contingent deferred sales charges and asset-based sales charges have the same  purpose  as the  front-end  sales  charge on sales of Class A  shares:  to compensate the  Distributor  for concessions and expenses it pays to dealers and financial  institutions  for selling shares.  The Distributor may pay additional
compensation  from  its  own  resources  to  securities   dealers  or  financial
institutions  based  upon the value of shares of each Fund held by the dealer or financial institution for its own account or for its customers.

     HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price, which is normally net asset value plus an initial sales charge.  However, in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the  offering  price will be the net asset  value.  In other cases, reduced sales charges may be available,  as described  below or in the Statement of Additional Information. Out of the amount you invest, a Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
                                           Front-End Sales          Front-End Sales
                                             Charge as a              Charge as a             Concession as a
                                            Percentage of          Percentage of Net           Percentage of
  Amount of Purchase                       Offering Price           Amount Invested            Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but less than                 5.50%                    5.82%                     4.75%
  $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.75%                    4.99%                     4.00%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.75%                    3.90%                     3.00%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------

     Due to rounding,  the actual sales charge for a particular  transaction may be higher or lower than the rates listed above.

     SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain  cases,  and the special  sales charge rates that apply to purchases  of  shares  of the  Funds  by  certain  groups,  or  under  specified retirement  plan  arrangements,  or in other special types of  transactions.  To receive a waiver or special sales charge rate,  you must advise the  Distributor when  purchasing  shares or the  Transfer  Agent when  redeeming  shares  that a special condition applies.

     Can You Reduce Class A Sales  Charges?  You and your spouse may be eligible to buy Class A shares of the Funds at reduced  sales  charge  rates set forth in the  table  above  under the  Funds'  "Right of  Accumulation"  or a "Letter  of
Intent."  The Funds  reserve  the right to  modify  or to cease  offering  these programs at any time.

     o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the  table  above),  you can add the  value of any  Class A,  Class B or Class C shares of the Funds or other Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including employee benefit plans for the same  employer)  that has  multiple  accounts.  To qualify for this Right of
Accumulation,  if you are buying shares  directly from the Funds you must inform the Funds'  Distributor  of your  eligibility  and  holdings at the time of your purchase. If you are buying shares through your financial intermediary, you must notify your  intermediary of your  eligibility for this Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or your  current  intermediary  (depending  on the way you are buying  your  shares) a copy of each  account  statement  showing  your  current holdings of the Funds or other eligible Oppenheimer funds,  including statements for  accounts  held by you and your  spouse or in  retirement  plans or trust or custodial  accounts for minor children as described  above.  The  Distributor or intermediary  through  which you are buying shares will combine the value of all your eligible  Oppenheimer fund accounts based on the current offering price per share to determine what Class A sales charge  breakpoints you may qualify for on your current purchase.

     o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or  Class C  shares  of the  Funds or  other  Oppenheimer  funds  over a
13-month period. The total amount of your intended purchases of Class A, Class B and Class C shares will  determine the reduced sales charge rate that will apply to your Class A share purchases of the Funds during that period.  You can choose to  include  purchases  made up to 90 days  before  the date  that you  submit a
Letter.  Your  Class  A  shares  of  Oppenheimer  Money  Market  Fund,  Inc.  or
Oppenheimer  Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. You may also be able to apply the Right of Accumulation to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you purchased. A certain portion of your shares will be held in escrow by the Funds' Transfer Agent for this purpose. Please refer to "How to Buy Shares -
Letters of Intent" in the Fund's  Statement of Additional  Information  for more complete information.

     Other  Special  Sales Charge  Arrangements  and Waivers.  The Funds and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs described below. The Funds reserve the right to amend or  discontinue  these  programs at any time  without prior notice.

     o Dividend  Reinvestment.  Dividends  and/or  capital  gains  distributions received by a shareholder  from a Fund may be reinvested in shares of that Fund, or any of the  other  Oppenheimer  funds  into  which  shares of the Fund may be exchanged, without a sales charge, at the net asset value per share in effect on the payable  date.  You must notify the Transfer  Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

     o Exchanges of Shares.  Shares of the Funds may be exchanged  for shares of certain  other  Oppenheimer  funds at net  asset  value per share at the time of exchange,  without  sales  charge,  and shares of the Funds can be  purchased by exchanging shares of certain other Oppenheimer funds for shares of a Fund on the same basis.  Please refer to "How to Exchange  Shares" in this Prospectus and in the Statement of Additional Information for more details, including a discussion of certain circumstances in which sales charges may apply to an exchange.

     o  Reinvestment  Privilege.  Within six months of a  redemption  of certain
Class A and Class B shares,  the proceeds may be reinvested in Class A shares of a Fund, or any of the other Oppenheimer funds into which shares of that Fund may be exchanged,  without a sales charge.  This privilege applies to redemptions of
Class A shares that were subject to an initial  sales charge or Class A or Class
B shares that were subject to a contingent  deferred sales charge when redeemed.
An investor must ask the Transfer Agent or his or her financial intermediary for that  privilege at the time of  reinvestment  and must identify the account from which the redemption was made.

     o Other Special Reductions and Waivers. The Funds and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  categories of investors  (primarily  retirement plans that purchase shares in special  programs  through the  Distributor).  These are  described in greater detail in Appendix C to the Statement of Additional  Information,  which may be  ordered  by  calling  1.800.225.5677  or  through  the  OppenheimerFunds website, at  www.oppenheimerfunds.com  (follow the hyperlinks:  "Access Accounts and  Services" - "Forms & Literature"  - "Order  Literature"  -  "Statements  of
Additional  Information").  A  description  of these  waivers and special  sales charge  arrangements  is also  available  for  viewing  on the  OppenheimerFunds website (follow the hyperlinks:  "Research  Funds" - "Fund  Documents" - "View a description  . . .").  To receive a waiver or special  sales  charge  rate under these  programs,  the purchaser must notify the  Distributor (or other financial intermediary  through which shares are being purchased) at the time of purchase, or notify the Transfer  Agent at the time of  redeeming  shares for waivers that apply to contingent deferred sales charges.

     o Purchases by Certain  Retirement Plans.  There is no initial sales charge on  purchases  of Class A shares of the Funds by  retirement  plans that have $5 million or more in plan assets.  In that case the  Distributor  may pay from its own resources,  at the time of sale,  concessions in an amount equal to 0.25% of the purchase  price of Class A shares  purchased  within the first six months of account establishment by those retirement plans to dealers of record, subject to
certain  exceptions   described  in  "Retirement  Plans"  in  the  Statement  of
Additional Information.

     There is also no initial sales charge on purchases of Class A shares of the
Fund by certain  retirement plans that are part of a retirement plan or platform offered by banks,  broker-dealers,  financial  advisors,  insurance companies or
recordkeepers.   No  contingent  deferred  sales  charge  is  charged  upon  the redemption of such shares.

     Class A Contingent Deferred Sales Charge.  There is no initial sales charge on  purchases  of Class A  shares  of any one or more of the  Oppenheimer  funds aggregating  $1 million or more,  or on  purchases  of Class A shares by certain retirement  plans that  satisfied  certain  requirements  prior to March 1, 2001
("grandfathered  retirement  accounts").  However,  those  Class A shares may be subject to a Class A contingent  deferred  sales  charge,  as  described  below.
Retirement  plans holding shares of Oppenheimer  funds in an omnibus  account(s)
for the benefit of plan  participants  in the name of a fiduciary  or  financial intermediary  (other than  OppenheimerFunds-sponsored  Single DB Plus plans) are not  permitted  to make  initial  purchases  of  Class  A  shares  subject  to a contingent deferred sales charge.

     The  Distributor  pays dealers of record  concessions in an amount equal to
1.0% of  purchases of $1 million or more other than  purchases by  grandfathered retirement accounts.  For grandfathered  retirement accounts,  the concession is
0.75% of the first $2.5 million of  purchases  plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were  previously  subject to a front-end sales charge and dealer concession.

     If you redeem  any of those  shares  within an  18-month  "holding  period"
measured  from  the  beginning  of the  calendar  month  of  their  purchase,  a contingent  deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:

     o the  aggregate  net  asset  value of the  redeemed  shares at the time of redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions); or

     o the original net asset value of the redeemed shares.

     The Class A contingent  deferred sales charge will not exceed the aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

     HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their purchase,  a  contingent  deferred  sales  charge  will  be  deducted  from  the redemption  proceeds.  The Class B contingent  deferred  sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Funds in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

Years Since Beginning of Month          Contingent Deferred Sales
in Which Purchase Order                 Charge on Redemptions in
was Accepted                             That Year
                                      (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
      0 - 1                                                      5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
      1 - 2                                                      4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
      2 - 3                                                      3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
      3 - 4                                                      3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
      4 - 5                                                      2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
       5 - 6                                                      1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
      More than 6                                                   None
----------------------------------------------------------- --------------------------------------------------------

     In the table,  a "year" is a 12-month  period.  In applying the  contingent deferred  sales charge,  all  purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

     Automatic  Conversion  of  Class B  Shares.  Class B  shares  automatically convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves  Class B  shareholders  of the  asset-based  sales charge that applies  to Class B shares  under the Class B  Distribution  and  Service  Plan, described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other  Class B shares that were  acquired by reinvesting  dividends  and  distributions  on the  converted  shares  will also convert to Class A shares. For further information on the conversion feature and its tax  implications,  see "Class B Conversion"  in the Statement of Additional
Information.

     HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share  without  an  initial  sales  charge.  However,  if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their  purchase,  a  contingent  deferred  sales charge of 1.0% will be deducted from the  redemption  proceeds.  The Class C contingent  deferred sales charge is paid to  compensate  the  Distributor  for its  expenses of  providing distribution-related  services to the Funds in connection with the sale of Class
C shares.

     HOW CAN YOU BUY  CLASS N SHARES?  Class N shares  are  offered  for sale to retirement  plans  (including  IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or to group retirement plans (which do not include IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more  eligible  participants.  See  "Availability  of  Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

     Class N shares are sold at net asset value without an initial sales charge.
A contingent  deferred  sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

     o The  group  retirement  plan  is  terminated  or  Class N  shares  of all
Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed  within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund; or

     o With respect to an IRA or 403(b) plan, Class N shares are redeemed within
18 months of the  plan's  first  purchase  of Class N shares of any  Oppenheimer fund.

     Retirement  plans  that offer  Class N shares  may  impose  charges on plan participant  accounts.  The  procedures  for  buying,  selling,  exchanging  and transferring  a Fund's other classes of shares (other than the time those orders must be  received by the  Distributor  or Transfer  Agent in  Colorado)  and the
special  account  features  applicable  to  purchasers of those other classes of shares  described  elsewhere in this  Prospectus  do not apply to Class N shares offered  through a group  retirement  plan.  Instructions  for buying,  selling, exchanging or  transferring  Class N shares offered  through a group  retirement plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

     WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share  without a sales  charge  directly to  institutional  investors  that have special  agreements  with the  Distributor  for this  purpose.  They may include insurance companies, registered investment companies, employee benefit plans and
Section 529 plans, among others.  Individual investors cannot buy Class Y shares directly.

     Institutional  investors  that buy  Class Y  shares  for  their  customers'
accounts  may impose  charges on those  accounts.  The  procedures  for  buying, selling,  exchanging and  transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at  their  Colorado  office)  and the  special  account  features  available  to investors  buying those other  classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted  by the  institutional  investor,  not by its  customers  for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

     Service Plan for Class A Shares.  The Funds have adopted  Service Plans for
Class A shares.  These Service Plans  reimburse the Distributor for a portion of its costs  incurred for services  provided to accounts that hold Class A shares.
Reimbursement  is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of each Fund. The Distributor currently uses
all  of  those  fees  to  pay  dealers,   brokers,  banks  and  other  financial
institutions  periodically  for providing  personal  service and  maintenance of accounts of their  customers  that hold Class A shares.  With respect to Class A shares  subject to a Class A  contingent  deferred  sales  charge  purchased  by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance  for the first year after the shares are sold by the  dealer.
The  Distributor  retains the first year's service fee paid by each Fund.  After the shares have been held by grandfathered  retirement  accounts for a year, the
Distributor pays the service fee to dealers periodically.

     Distribution and Service Plans for Class B, Class C and Class N Shares. The
Funds have adopted Distribution and Service Plans for Class B, Class C and Class
N shares to pay the Distributor for its services and costs in distributing Class
B, Class C and Class N shares and in servicing  accounts.  Under the plans, each
Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares.  The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     The Distributor  uses the service fees to compensate  dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

     The Distributor  currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.  The  Distributor  normally  retains the  asset-based  sales charge on Class C shares  during the first year  after the  purchase  of Class C shares. See the Statement of Additional Information for exceptions.

     The Distributor  currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class N shares  is  therefore
1.0% of the purchase  price.  The Distributor  normally  retains the asset-based sales charge on Class N shares. See the Statement of Additional  Information for exceptions.

     For  certain  group  retirement  plans  held  in  omnibus   accounts,   the
Distributor  will pay the full Class C or Class N  asset-based  sales charge and the service fee to the dealer  beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's  service fee at the time of purchase.  New group  omnibus plans may not purchase Class B shares.

     For Class C shares purchased through the OppenheimerFunds  Recordkeeper Pro program,  the Distributor  will pay the Class C asset-based  sales charge to the dealer of record in the first year after the  purchase of such shares in lieu of paying the dealer a sales  concession at the time of purchase.  The  Distributor will use the service fee it receives from the Funds on those shares to reimburse
FASCorp for providing  personal  services to the Class C accounts  holding those shares.

     PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and
the Distributor,  in their  discretion,  also may pay dealers or other financial
intermediaries  and  service  providers  for  distribution   and/or  shareholder
servicing  activities.  These payments are made out of the Manager's  and/or the
Distributor's  own  resources,  including  from  the  profits  derived  from the advisory  fees the  Manager  receives  from the  Underlying  Funds.  These  cash payments,  which may be  substantial,  are paid to many  firms  having  business relationships  with the Manager and Distributor.  These payments are in addition to  any  distribution  fees,  servicing  fees,  or  transfer  agency  fees  paid indirectly  by the Funds or directly or indirectly  by the  Underlying  Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors.  These payments by the Manager or  Distributor  from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this  Prospectus  because they are not paid by the Funds.

     "Financial  intermediaries"  are firms that  offer and sell Fund  shares to their  clients,  or provide  shareholder  services  to the Funds,  or both,  and receive  compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries  that receive  payments  relating to the sale or servicing of the
Funds' shares.  In addition to dealers,  the financial  intermediaries  that may receive payments include sponsors of fund "supermarkets,"  sponsors of fee-based advisory  or wrap fee  programs,  sponsors  of college  and  retirement  savings programs, banks and trust companies offering products that hold Fund shares, and insurance  companies  that offer  variable  annuity or variable  life  insurance products.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of the Funds and other Oppenheimer funds  attributable to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to recommend or offer shares of the Funds or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to  cooperate  with the  Distributor's  marketing  efforts.  A revenue sharing  payment may, for example,  qualify the Funds for preferred  status with the  intermediary  receiving  the  payment  or  provide  representatives  of the
Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors.  Additionally,  as firm  support,  the Manager or  Distributor  may reimburse  expenses  related to educational  seminars and "due  diligence"  or training  meetings (to the extent permitted  by  applicable  laws or the rules of the NASD)  designed  to increase sales  representatives'  awareness about Oppenheimer funds, including travel and lodging  expenditures.  However,  the  Manager  does not  consider  a  financial intermediary's  sale of  shares  of the Funds or other  Oppenheimer  funds  when selecting brokers or dealers to effect portfolio transactions for the Funds.

     Various  factors  are used to  determine  whether to make  revenue  sharing payments.  Possible  considerations  include,  without limitation,  the types of services  provided by the  intermediary,  sales of Fund shares,  the  redemption rates on  accounts of clients of the  intermediary  or overall  asset  levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the  intermediary to allow the  Distributor to provide  educational and training support for the  intermediary's  sales  personnel  relating  to the  Oppenheimer funds, the  availability of the Oppenheimer  funds on the  intermediary's  sales system,  as  well  as the  overall  quality  of  the  services  provided  by the
intermediary   and  the   Manager  or   Distributor's   relationship   with  the
intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing  each prospective  revenue sharing  arrangement.  To the extent that financial intermediaries receiving  distribution-related  payments from the
Manager or Distributor sell more shares of the Oppenheimer  funds or retain more shares  of the funds in their  client  accounts,  the  Manager  and  Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager,  the  Distributor or the Transfer
Agent  to  financial   intermediaries   to  compensate  or  reimburse  them  for
administrative  or other client services  provided such as  sub-transfer  agency services for shareholders or retirement plan participants, omnibus accounting or
sub-accounting,   participation  in  networking  arrangements,  account  set-up, recordkeeping  and other  shareholder  services.  Payments  may also be made for administrative  services  related to the distribution of Fund shares through the intermediary.  Firms that may receive  servicing  fees include  retirement  plan administrators,  qualified tuition program sponsors,  banks and trust companies, and others.  These fees may be used by the service  provider to offset or reduce fees that would otherwise be paid directly to them by certain  account  holders, such as retirement plans.

     The Statement of Additional  Information  contains more  information  about revenue  sharing and service  payments  made by the Manager or the  Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this  Prospectus.  You  should ask your  dealer or  financial  intermediary  for details about any such payments it receives from the Manager or the  Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

     ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an account at a U.S.  bank or other  financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

     o transmit funds  electronically to purchase shares by telephone (through a service  representative  or by PhoneLink) or  automatically  under Asset Builder
Plans, or

     o have the Transfer Agent send  redemption  proceeds or transmit  dividends and distributions directly to your bank account.  Please call the Transfer Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account, as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change  of  bank  account  information  must  be  made  by  signature-guaranteed instructions  to the  Transfer  Agent  signed  by all  shareholders  who own the account.

     PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system
that  enables   shareholders  to  perform  a  number  of  account   transactions
automatically   using   a   touch-tone   phone.   PhoneLink   may  be   used  on
already-established  Fund  accounts  after you obtain a Personal  Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.

     Purchasing  Shares.  You may  purchase  shares in amounts up to $100,000 by
phone,  by  calling  1.800.225.5677.   You  must  have  established  AccountLink
privileges to link your bank account with a Fund to pay for these purchases.

     Exchanging Shares. With the OppenheimerFunds Exchange Privilege,  described below, you can exchange shares  automatically by phone from your Fund account to another  OppenheimerFunds  account you have already  established  by calling the special PhoneLink number.

     Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink  number and the proceeds will be sent directly to your AccountLink bank account. Please refer to "How to Sell Shares," below for details.

     CAN YOU SUBMIT  TRANSACTION  REQUESTS  BY FAX?  You may send  requests  for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call  1.800.225.5677  for  information  about which  transactions  may be handled this way.  Transaction requests submitted by fax are subject to the same rules and  restrictions  as written and  telephone  requests  described  in this
Prospectus.

     OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information about the
Funds,  as  well as  your  account  balance,  on the  OppenheimerFunds  Internet website, at www.oppenheimerfunds.com.  Additionally,  shareholders listed in the account  registration  (and the dealer of record)  may request  certain  account transactions  through a special  section of that  website.  To  perform  account transactions or obtain account  information online, you must first obtain a user
I.D. and password on that website.  If you do not want to have Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

     AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS. The Funds have several plans that
enable  you  to  sell  shares   automatically   or  exchange   them  to  another
OppenheimerFunds  account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

     RETIREMENT  PLANS. You may buy shares of the Funds for your retirement plan account.  If you  participate  in a plan  sponsored by your  employer,  the plan trustee  or  administrator  must buy the  shares  for  your  plan  account.  The
Distributor also offers a number of different  retirement plans that individuals and employers can use:

     Individual  Retirement  Accounts  (IRAs).  These include regular IRAs, Roth
IRAs, SIMPLE IRAs and rollover IRAs.

     SEP-IRAs.  These  are  Simplified  Employee  Pension  Plan  IRAs for  small business owners or self-employed individuals.

     403(b)(7)  Custodial Plans.  These are tax-deferred  plans for employees of eligible  tax-exempt  organizations,  such as schools,  hospitals and charitable organizations.

     401(k) Plans. These are special retirement plans for businesses.

     Pension and  Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

     Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

     You can sell  (redeem)  some or all of your shares on any regular  business day. Your shares will be sold at the next net asset value  calculated after your order is  received  in proper  form  (which  means that it must  comply with the procedures described below) and is accepted by the Transfer Agent. The Funds let you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic  Withdrawal  Plans to redeem shares on a regular basis.  If you have  questions  about  any of  these  procedures,  and  especially  if you  are redeeming shares in a special  situation,  such as due to the death of the owner or from a retirement  plan  account,  please call the Transfer  Agent first,  at
1.800.225.5677, for assistance.

     Certain  Requests  Require a  Signature  Guarantee.  To protect you and the
Funds from fraud, the following  redemption requests must be in writing and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):

     o You wish to redeem more than $100,000 and receive a check.

     o The  redemption  check is not payable to all  shareholders  listed on the account statement.

     o The redemption check is not sent to the address of record on your account statement.

     o Shares are being  transferred  to an account  with a  different  owner or name.

     o Shares are being redeemed by someone (such as an executor) other than the owners.

     Where Can You Have Your  Signature  Guaranteed?  The  Transfer  Agent  will accept a guarantee  of your  signature  by a number of  financial  institutions, including: o a U.S. bank, trust company, credit union or savings association,  o a foreign bank that has a U.S. correspondent bank, o a U.S. registered dealer or broker in securities, municipal securities or government securities, or o a U.S.
national securities exchange, a registered securities  association or a clearing agency.  If you are  signing on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.

     Retirement Plan Accounts. There are special procedures to sell shares in an
OppenheimerFunds  retirement  plan  account.  Call  the  Transfer  Agent  for  a distribution request form. Special income tax withholding  requirements apply to distributions  from retirement  plans.  You must submit a withholding  form with your  redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer holds your  retirement plan account for you in the name of the  plan,  you must ask the plan  trustee  or  administrator  to request the sale of Fund shares in your plan account.

     Receiving  Redemption  Proceeds by Wire. While the Funds normally send your money by check,  you can arrange to have the proceeds of shares you sell sent by
Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500.  There is a $10 fee for each  request.  To find out how to set up this  feature on your  account or to arrange a wire,  call the
Transfer Agent at 1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name,
     o   The Fund's name,
     o   Your Fund account number (from your account statement),
     o   The dollar amount or number of shares to be redeemed,
     o   Any special payment instructions,
     o   Any share certificates for the shares you are selling,
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares

Use the following address for        Send courier or express mail
requests by mail:                    requests to:
OppenheimerFunds Services            OppenheimerFunds Services
P.O. Box 5270                        10200 E. Girard Avenue, Building D
Denver, Colorado 80217               Denver, Colorado 80231

     HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular  business day, your call must be received by the  Transfer  Agent by the close of the NYSE that day,  which is normally  4:00
p.m.,  but may be  earlier on some days.  You may not redeem  shares  held in an
OppenheimerFunds-sponsored  qualified  retirement  plan account or under a share certificate by telephone.

     o To redeem shares through a service  representative  or  automatically  on
PhoneLink, call 1.800.225.5677.

     Whichever  method you use,  you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

     Telephone  Redemptions  Paid by Check.  Up to  $100,000  may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the address on the  account  statement.
This  service is not  available  within 30 days of  changing  the  address on an account.

     Telephone  Redemptions  Through AccountLink or by Wire. There are no dollar limits on telephone  redemption  proceeds sent to a bank account designated when you establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

     If you have requested  Federal Funds wire privileges for your account,  the wire of the  redemption  proceeds will normally be  transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven  days to enable the Funds to sell  securities  to pay the  redemption  proceeds.  No dividends  are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

     CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?  The  Distributor  has  made arrangements  to  repurchase  Fund shares from  dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

     HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A, Class B,  Class C or Class N  contingent  deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge  based  on the  categories  listed  in  Appendix  C to the  Statement  of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

     o the amount of your account value  represented by an increase in net asset value over the initial purchase price,

     o shares  purchased  by the  reinvestment  of  dividends  or capital  gains distributions, or

     o shares redeemed in the special  circumstances  described in Appendix C to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Funds redeem shares in the following order:

1.  shares acquired by reinvestment of dividends and capital gains distributions,
2.  shares held for the holding period that applies to the class, and
3.  shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Funds for shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of the Funds by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to that Fund.

How to Exchange Shares

     If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer fund that offers the exchange privilege.  For example,  you can  exchange  Class A shares  of the Funds  only for Class A shares of  another fund. To exchange shares, you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.

     o The prospectus of the selected fund must offer the exchange privilege.

     o When you  establish  an account,  you must hold the shares you buy for at least seven days before you can  exchange  them.  After your account is open for seven days, you can exchange shares on any regular  business day, subject to the limitations described below.

     o You must meet the minimum purchase requirements for the selected fund.

     o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions  with a signature  guarantee.  o Before  exchanging  into a Fund,  you must  obtain  its prospectus and should read it carefully.

     For tax  purposes,  an exchange of shares of a Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the fund  into  which you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer  funds that are currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

     A contingent  deferred sales charge (CDSC) is not charged when you exchange shares of a Fund for shares of another  Oppenheimer  fund. If you acquire shares of a Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC  holding  period,  that  holding  period will carry over to the  acquired shares of the Fund. The CDSC may be imposed if the acquired  shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

     Written Exchange Requests.  Send a request letter,  signed by all owners of the account,  to the Transfer Agent at the address on the back cover.  Exchanges of shares for which  share  certificates  have been issued  cannot be  processed unless the Transfer Agent receives the certificates with the request letter.

     Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made  either by calling a service  representative  or by using  PhoneLink  by calling  1.800.225.5677.  You  may  submit  internet  exchange  requests  on the
OppenheimerFunds  internet website, at  www.oppenheimerfunds.com.  You must have obtained  a user  I.D.  and  password  to make  transactions  on  that  website.
Telephone  and/or internet  exchanges may be made only between accounts that are
registered   with  the  same  name(s)  and  address.   Shares  for  which  share
certificates have been issued may not be exchanged by telephone or the internet.

     Automatic  Exchange Plan.  Shareholders can authorize the Transfer Agent to
exchange  a  pre-determined   amount  of  shares  automatically  on  a  monthly,
quarterly, semi-annual or annual basis.

     Please refer to "How to Exchange  Shares" in the  Statement  of  Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

     Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds  exchange privilege affords investors the ability to switch their  investments  among  Oppenheimer  funds if their  investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere  with the  Manager's  ability to manage a
Fund's   investments   efficiently,   increase   the  Fund's   transaction   and
administrative costs and/or affect the Fund's performance,  depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents,  the aggregate dollar amount and the number and frequency of trades.  If large dollar amounts are involved in exchange and/or redemption transactions, a Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative  expenses might be increased.

     Therefore,  the Manager and the Funds'  Boards of Trustees have adopted the following  policies  and  procedures  to  detect  and  prevent  frequent  and/or excessive exchanges,  and/or purchase and redemption  activity,  while balancing the needs of investors who seek liquidity from their  investment and the ability to exchange  shares as investment  needs change.  There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

     o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is made.
The proceeds  will be invested in the fund into which the exchange is being made at the next net asset value calculated  after the proceeds are received.  In the event that such a delay in the  reinvestment  of proceeds  occurs,  the Transfer
Agent will notify you or your financial representative.

     o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  Prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

     o Exchanges  of Client  Accounts by Financial  Advisers.  The Funds and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their  customers  (unless the  customer  has revoked  that authority).  The  Distributor  and/or the Transfer Agent have  agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional,  more stringent restrictions. Those additional restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give  advance  notice of exchanges to the Transfer Agent,  and limits on the amount of client assets that may be invested in a particular  fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial  intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

     o  Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this Prospectus.

     o Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
Transfer Agent may refuse any purchase or exchange order in their discretion and are not  obligated to provide  notice before  rejecting an order.  The Funds may amend, suspend or terminate the exchange privilege at any time. You will receive
60  days'  notice  of any  material  change  in the  exchange  privilege  unless applicable law allows otherwise.

     o Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
send a written warning to direct  shareholders  that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange  privileges  for any account that the  Transfer  Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity, with or without such warning.

     o Omnibus  Accounts.  If you hold your shares of a Fund through a financial intermediary  such as a  broker-dealer,  a bank, an insurance  company  separate account, an investment adviser, an administrator or trustee of a retirement plan or Section 529 plan,  that holds your shares in an account under its name (these are  sometimes  referred  to as  "omnibus"  or  "street  name"  accounts),  that financial  intermediary  may  impose  its own  restrictions  or  limitations  to discourage  short-term or excessive  trading.  You should consult your financial intermediary  to find out what trading  restrictions,  including  limitations on exchanges, they may apply.

     While the Funds,  the  Distributor,  the  Manager  and the  Transfer  Agent
encourage  financial  intermediaries  to apply  each  Fund's  policies  to their customers who invest indirectly in a Fund, the Transfer Agent may not be able to detect  excessive  short term trading  activity  facilitated  by, or in accounts
maintained   in,  the  "omnibus"  or  "street  name"  accounts  of  a  financial intermediary.  Therefore  the  Transfer  Agent  might not be able to apply  this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a broker-dealer  or other financial  institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan  trustee  or  administrator,  or (c)
accounts held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but registered in a manner such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

     However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to  identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible excessive  trading  activity is observed by the Transfer  Agent,  the  financial intermediary  that is the  registered  owner  will be  asked to  review  account activity,  and to confirm to the  Transfer  Agent and the  applicable  Fund that appropriate  action has been taken to curtail any  excessive  trading  activity.
However,  the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts  ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

     Additional  Policies  and  Procedures.  The Funds'  Boards have adopted the following  additional  policies and  procedures  to detect and prevent  frequent and/or excessive exchanges and purchase and redemption activity.

     o 30-Day Limit. A direct shareholder may exchange some or all of the shares of a Fund held in his or her account to another  eligible  Oppenheimer fund once in a 30  calendar-day  period.  When shares are exchanged into the fund account, that account will be "blocked"  from further  exchanges  into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full  account  balance  and not  just to the  amount  exchanged  into the account.  For  example,  if a  shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000,  then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further  exchanges into another fund for a period of 30 calendar days. A "direct  shareholder"  is one whose  account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

     o Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange  shares of a stock or bond fund for shares of a money market fund at any time, even if the  shareholder  has exchanged  shares into the stock or bond fund  during the prior 30 days.  However,  all of the shares  held in that money market fund would then be blocked from further  exchanges  into another fund for
30 calendar days.

     o Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

     o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer   "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

     o Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

     More  information  about the Funds'  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information.

     A $12 annual "Minimum  Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically  deducted from each applicable
Fund account annually in September.  See the Statement of Additional Information
to learn how you can avoid this fee and for  circumstances  under which this fee will not be assessed.

     The  offering  of shares  may be  suspended  during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees  of a Fund at any time the Board  believes it is in the
Fund's best interest to do so.

     Telephone  transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or  terminated  by the Funds at any time.  The Funds will provide you notice  whenever it is required to do so by applicable  law. If an account has more than one owner, the Funds and the Transfer Agent may rely on the instructions of any one owner.  Telephone  privileges apply to each owner of the account and the dealer  representative  of record for the account unless the
Transfer Agent receives cancellation instructions from an owner of the account.

     The  Transfer  Agent  will  record  any  telephone  calls  to  verify  data concerning  transactions  and has  adopted  other  procedures  to  confirm  that telephone  instructions  are  genuine,  by  requiring  callers  to  provide  tax identification  numbers  and  other  account  data  or by  using  PINs,  and  by confirming such  transactions in writing.  The Transfer Agent and the Funds will not be liable for  losses or  expenses  arising  out of  telephone  instructions reasonably believed to be genuine.

     Redemption  or transfer  requests  will not be honored  until the  Transfer
Agent  receives all required  documents in proper form.  From time to time,  the
Transfer  Agent in its  discretion  may waive  certain of the  requirements  for redemptions stated in this Prospectus.

     Dealers   that  perform   account   transactions   for  their   clients  by
participating in NETWORKING through the National Securities Clearing Corporation are  responsible  for  obtaining  their  clients'  permission  to perform  those transactions,  and are responsible to their clients who are  shareholders of the
Funds if the dealer performs any transaction erroneously or improperly.

     The redemption price for shares will vary from day to day because the value of the securities in the Funds' holdings fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.
The  redemption  value of your  shares may be more or less than  their  original cost.

     Payment for redeemed shares  ordinarily is made in cash. It is forwarded by check,  or  through  AccountLink  or by Federal  Funds  wire (as  elected by the shareholder)  within seven days after the  Transfer  Agent  receives  redemption instructions in proper form. However, under unusual circumstances  determined by the SEC,  payment may be delayed or  suspended.  For accounts  registered in the name of a  broker-dealer,  payment  will  normally  be  forwarded  within  three business days after redemption.

     The Transfer Agent may delay  processing any type of redemption  payment as described  under "How to Sell Shares" for recently  purchased  shares,  but only until the  purchase  payment has  cleared.  That delay may be as much as 10 days from the date the  shares  were  purchased.  That  delay may be  avoided  if you purchase  shares by Federal Funds wire or certified  check, or arrange with your bank to provide  telephone or written  assurance to the Transfer Agent that your purchase payment has cleared.

     Involuntary  redemptions  of small accounts may be made by the Funds if the account  value has fallen  below $500 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary  redemptions may be made to repay the  Distributor  for  losses  from the  cancellation  of share purchase orders.

     Shares may be "redeemed  in kind" under  unusual  circumstances  (such as a lack of liquidity in the Funds' holdings to meet  redemptions).  This means that the  redemption  proceeds  will be paid  with  liquid  securities  from a Fund's portfolio. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.

     Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number,  Employer  Identification Number or
other  government  issued  identification  number  when  you  open  an  account.
Additional  information  may be  required  in certain  circumstances  or to open corporate accounts.  The Funds or the Transfer Agent may use this information to attempt  to verify  your  identity.  The Funds may not be able to  establish  an account if the necessary  information is not received.  The Funds may also place limits on Fund  transactions  while it is in the process of attempting to verify your identity.  Additionally,  if a Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your Fund shares and close your account.

     "Backup  withholding"  of federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish a Fund your  correct,  certified  Social  Security  or  Employer
Identification  Number when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.

     To avoid sending  duplicate  copies of materials to  households,  the Funds will mail only one copy of each  prospectus,  annual and semi-annual  report and annual notice of the Funds' privacy policy to shareholders  having the same last name and address on the Funds'  records.  The  consolidation  of these mailings, called householding, benefits the Funds through reduced mailing expense.

     If you want to receive multiple copies of these materials, you may call the
Transfer  Agent at  1.800.225.5677.  You may also notify the  Transfer  Agent in writing. Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives your request to stop householding.

Dividends, Capital Gains and Taxes

     DIVIDENDS. The Funds intend to declare dividends from net investment income on an annual basis and to pay them annually. Dividends and distributions paid to
Class A and Class Y shares will  generally be higher than dividends for Class B,
Class C and Class N shares, which normally have higher expenses than Class A and
Class Y shares. The Funds have no fixed dividend rates and cannot guarantee that they will pay any dividends or distributions.

     CAPITAL GAINS. The Funds may realize capital gains on the sale of portfolio securities.  If so, they may make  distributions  out of any net  short-term  or
long-term   capital  gains  in  December  of  each  year.  The  Funds  may  make supplemental  distributions  of dividends and capital gains following the end of their  fiscal  years.  There can be no  assurance  that the  Funds  will pay any capital gains distributions in a particular year.

     WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account,  specify on your application how you want to receive your dividends and distributions. You have four options:

     Reinvest  All  Distributions  in a Fund.  You can  elect  to  reinvest  all dividends and capital gains distributions in additional shares of a Fund.

     Reinvest  Dividends  or  Capital  Gains.  You can  elect to  reinvest  some distributions  (dividends,  short-term  capital gains or long-term capital gains distributions)  in a Fund while  receiving the other types of  distributions  by check or having them sent to your bank account through AccountLink.

     Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through
AccountLink.

     Reinvest Your Distributions in Another  OppenheimerFunds  Account.  You can
reinvest all  distributions  in shares of another  OppenheimerFunds  account you have established.

     TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the  following tax  implications  of investing in a Fund.
Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment income  generally are taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders,  regardless of how long you have held your shares.  Certain  dividend  income and  long-term capital gains  received by the Funds are eligible for taxation at a reduced rate
that  applies  to   non-corporate   shareholders.   Whether  you  reinvest  your
distributions  in additional  shares or take them in cash,  the tax treatment is the same.

     Dividends and distributions to Fund shareholders may be from amounts a Fund receives as dividends or  distributions  from the Underlying Funds or from gains on the sale of shares in the  Underlying  Funds.  Changes in a Fund's  portfolio holdings may  increase  turnover of the Fund's  assets,  which may result in the realization  of  additional  taxable  gains or losses  by the Fund.  It may also result in a larger portion of any net gains being treated as short-term  capital gains,  which generally  would be taxed as ordinary  income when  distributed to shareholders.  Generally,  the  character of the income or capital  gains that a
Fund receives from the Underlying Funds will "pass through" to the Fund, subject to certain  exceptions,  as long as the Underlying  Funds continue to qualify as regulated investment companies.  As noted above,  distributions of any gains and income  will  be  taxable  to  shareholders  even  if  those  distributions  are reinvested in Fund shares.

     Every year the Funds will send shareholders and the IRS a statement showing the amount of any taxable  distribution  you received in the previous  year. Any long-term capital gains will be separately identified in the tax information the
Funds send after the end of the calendar year.

     The Funds intend each year to qualify as "regulated  investment  companies"
under the Internal  Revenue  Code,  but reserve the right not to so qualify.  As regulated investment companies,  the Funds will not be subject to Federal income taxes on any of  their  income,  provided  that  they  satisfy  certain  income, diversification and distribution requirements.

     If a shareholder  is neither a lawful  permanent  resident nor a citizen of the United States or if a shareholder is a foreign  entity,  the Fund's ordinary income dividends (which include  distributions of net-short-term  capital gains)
generally will be subject to a 30% U.S.  withholding  tax, unless a lower treaty rate applies.  However,  for taxable years beginning after December 31, 2004 and before January 1, 2008, certain  distributions  designated by the Fund as either interest  related  dividends or short term gain  dividends and paid to a foreign shareholder would be eligible for an exemption from U.S.  withholding tax. It is not expected that the Funds would be designating any interest related dividends.

     By law,  your  dividends  and  redemption  proceeds  will be  subject  to a withholding  tax if you have not  provided a taxpayer  identification  number or social security number or if the number you have provided is incorrect.

     The Funds intend to invest in an  Underlying  Fund only if it qualifies for treatment as a regulated  investment  company ("RIC") under the Internal Revenue
Code.  If an  Underlying  Fund fails to  qualify as a RIC,  it may be subject to federal  income tax.  Although  there is no  assurance an  Underlying  Fund will qualify as a RIC, a Fund will  promptly  dispose of any shares in its  portfolio which have been  issued by an  Underlying  Fund which has failed to qualify as a
RIC.

     Avoid  "Buying a  Distribution."  If you buy  shares on or just  before the ex-dividend  date, or just before a Fund declares a capital gains  distribution, you will pay the full  price for the  shares  and then  receive a portion of the price back as a taxable dividend or capital gain.

     Remember,  There May be Taxes on  Transactions.  Because  the Funds'  share prices fluctuate,  you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold them.  Any capital gain is subject to capital gains tax.

     Returns of Capital Can Occur.  In certain  cases,  distributions  made by a
Funds may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax adviser about the effect of an investment in a Fund on your particular tax situation.

Financial Highlights

     Financial information for the Funds is not provided because, as of the date of this Prospectus, the Funds had not commenced operations.

More Information About The Underlying Funds

     Oppenheimer Capital  Appreciation Fund - This Underlying Fund seeks capital appreciation.  This Underlying Fund currently invests mainly in common stocks of
"growth companies." These may be newer companies or established companies of any capitalization range that the portfolio manager of this Underlying Fund believes may appreciate in value over the long term.

     This Underlying  Fund's portfolio  manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among  industries and market sectors.  The portfolio  manager may look for:

     o companies in businesses with above-average growth potential,

     o  companies  with growth  rates that the  portfolio  managers  believe are sustainable over time,

     o stocks with reasonable valuations relative to their growth potential.

     Oppenheimer Champion Income Fund - This Underlying Fund's primary objective is to  seek a high  level  of  current  income  by  investing  in a  diversified portfolio of high-yield,  lower-rated  fixed-income  securities that the Manager believes do not involve undue risk. This Underlying  Fund's secondary  objective is to seek capital growth when consistent with its primary objective.

     This  Underlying  Fund currently  invests mainly in a variety of high-yield fixed-income  debt  securities of domestic and foreign  issuers for high current income. These securities primarily include:

o        Lower-grade bonds and notes of corporate issuers.
o        Foreign corporate and government bonds.
o        "Structured" notes.

     Under normal market conditions,  the Fund invests at least 60% of its total assets in high-yield,  lower-grade,  fixed-income  securities,  commonly  called
"junk bonds." Lower-grade debt securities are those rated below "Baa" by Moody's
Investors  Service  ("Moody's")  or lower than "BBB" by Standard & Poor's Rating
Services  ("S&P") or comparable  ratings by other  nationally-recognized  rating organizations (or, in the case of unrated securities,  determined by the Manager to be comparable to securities rated below investment  grade). See Appendix A to the Statement of Additional Information for a description of the bond ratings.

     The  remainder of the Fund's  assets may be held in other debt  securities, cash or cash  equivalents,  in rights or warrants,  or invested in common stocks and other equity  securities when the Manager believes those are consistent with
the  Fund's  objectives.   Investments  in  high-yield   securities  and  equity
securities  may provide  opportunities  for capital  growth while also providing income to the Fund.  The  Fund's  foreign  investments  currently  focus on debt securities  of  issuers  in  developed  markets.  The  Fund  also  uses  certain derivative  investments,  primarily "structured notes," to try to enhance income or to try to manage investment risks.

     Oppenheimer  Core Bond Fund - This  Underlying  Fund seeks total  return by investing mainly in debt instruments.  As a  non-fundamental  policy (which will
not  be  changed   without   providing  60  days  notice  to   Underlying   Fund
shareholders),  under normal market conditions,  this Underlying Fund invests at least  80% of its net  assets  (plus  borrowings  for  investment  purposes)  in investment grade bonds. Those investment-grade debt securities can include:

o        domestic and foreign corporate debt obligations,
o        domestic and foreign government bonds, including U.S. government securities, and
o        mortgage-related securities (including CMOs) issued by private issuers.

     This Underlying Fund's  investments in U.S.  government  securities include securities  issued or  guaranteed  by the U.S.  government  or its  agencies  or federally-chartered corporate entities referred to as "instrumentalities." These include  mortgage-related  U.S. government  securities and CMOs. This Underlying
Fund can also invest in money market instruments and other debt obligations.

     There is no set  allocation  of this  Underlying  Fund's  assets  among the classes of securities  that this  Underlying Fund buys, but this Underlying Fund
focuses  mainly  on  U.S.  government   securities  and  investment-grade   debt
securities.  However,  if  market  conditions  change,  this  Underlying  Fund's portfolio  managers  might change the relative  allocation  of its assets.  This
Underlying  Fund can  invest up to 20% of its total  assets in  high-yield  debt securities that are below investment-grade.

     This  Underlying  Fund seeks to  maintain  an average  effective  portfolio duration of three to six years (measured on a  dollar-weighted  basis) to try to reduce the volatility of the value of its securities portfolio.  This Underlying
Fund has no  limitations  on the range of maturities  of the debt  securities in which it can  invest  and  therefore  may hold  bonds  with  short-,  medium- or long-term  maturities.  Because of market events and interest rate changes,  the duration of the portfolio  might not meet that target at all times.  The Manager will  attempt to maintain the overall  weighted  average  credit  quality of the portfolio  at a rating of "A-" (or  equivalent)  or higher  from any  nationally recognized credit rating organization.  This Underlying Fund can use derivatives to seek increased returns or try to hedge investment risks.

     Oppenheimer Growth Fund - This Underlying Fund seeks capital  appreciation.
This Underlying Fund invests mainly in common stocks of "growth companies." This
Underlying  Fund  currently  focuses  on stocks of  companies  having a large or mid-size  market  capitalization,  but this focus could  change over time.  This
Underlying Fund can invest in domestic companies and foreign companies, although most of its investments are in stocks of U.S. companies.

     The portfolio manager of this Underlying Fund looks for stocks of companies with growth potential,  and normally invests in between 60 and 80 companies,  to focus the portfolio.  Currently,  the portfolio  manager seeks to implement that investment approach by looking for:

o        Companies that have strong revenue growth
o        Companies with above-average earnings growth
o        Companies that we believe can sustain strong revenue and earnings growth
o        Companies that are well established as leaders in growth markets
o        Stocks with attractive valuations relative to their growth potential

     Oppenheimer Global Fund - This Underlying Fund seeks capital  appreciation.
This  Underlying  Fund  invests  mainly in common  stocks  of U.S.  and  foreign companies.  This Underlying Fund can invest without limit in foreign  securities and can invest in any country,  including  countries  with developed or emerging markets.  However,  this Underlying Fund currently emphasizes its investments in developed  markets such as the United  States,  Western  European  countries and
Japan.  This  Underlying  Fund does not limit its  investments to companies in a particular  capitalization  range,  but currently  invests in mid- and large-cap companies.

     This Underlying Fund is not required to allocate its investments in any set
percentages  in  any  particular  countries.   As  a  fundamental  policy,  this
Underlying  Fund normally will invest in at least three  countries (one of which may be the United States).  Typically,  this Underlying Fund invests in a number of different countries.

     Oppenheimer   International  Growth  Fund  -  This  Underlying  Fund  seeks long-term  capital  appreciation  by  investing  in  common  stocks  of  foreign companies.

     This  Underlying  Fund currently  invests mainly in common stocks of growth companies  that are  domiciled  outside the United  States or have their primary operations  outside the United States.  "Growth  companies" are issuers that the
Underlying  Fund's portfolio  manager  believes have favorable  long-term growth prospects.

     This  Underlying  Fund does not limit its  investments  to issuers within a specific market  capitalization range. At times, this Underlying Fund may invest a substantial  portion of its assets in a particular  capitalization  range. For example,  this  Underlying Fund currently  invests a substantial  portion of its assets in stocks  issued by small- to  mid-sized  companies  whose prices may be more volatile than stocks issued by larger companies.

     Oppenheimer International Value Fund - This Underlying Fund seeks long-term capital appreciation by investing in common stocks of foreign companies that its portfolio manager believes to be undervalued.

     This Underlying Fund currently invests mainly in common stocks of companies believed by the Manager to be undervalued, that are domiciled outside the United
States or have their primary operations outside the United States.

     This  Underlying  Fund does not limit its  investments  to issuers within a specific  market  capitalization  range.  At times,  it may invest a substantial portion of its assets in a particular  capitalization range. For example, it may invest a  substantial  portion  of its  assets  in  stocks  issued  by small and mid-sized companies.

     This  Underlying  Fund can invest in emerging  markets as well as developed markets  throughout  the  world,  although  it may  place  greater  emphasis  on investing in one or more particular regions from time to time, such as Europe or
Asia.  It can  invest  100% of its assets in foreign  securities.  Under  normal market  conditions,  it  will  invest  at  least  80% of its  net  assets  (plus borrowings  for investment  purposes) in foreign  common and preferred  stock of issuers in at least five different countries outside the United States.

     Oppenheimer  Main Street  Fund(R)- This  Underlying Fund seeks a high total return.  This Underlying Fund currently  invests mainly in common stocks of U.S.
companies   of   different   capitalization   ranges,   presently   focusing  on
large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

     In selecting  securities for purchase or sale by this Underlying  Fund, the portfolio managers use an investment process that combines  quantitative models, fundamental research about particular securities and individual judgment.  While this process and the inter-relationship of the factors used may change over time and its  implementation  may vary in particular  cases, in general the selection process currently involves the use of:

     o  Multi-factor  quantitative  models:  The Fund uses  both "top  down" and
"bottom  up"  models.  The "top  down"  models  are  primarily  used to help the portfolio managers determine their market  capitalization  exposure (large, mid, small) and rely on indicators such as relative valuations, relative price trends and  interest  rate  relationships.  The "bottom  up" models help the  portfolio managers identify the most attractive  stocks within each market  capitalization category.  These stock selection models are based upon many factors that measure the  attractiveness  of  individual  securities  relative  to  each  other.  The portfolio  managers  typically  follow and analyze  more than 3,000  stocks on a daily basis and select those that are deemed attractive. o Fundamental research:
The  portfolio  managers  use  internal  research  and  analysis by other market analysts,  with emphasis on current company news and industry-related  events. o
Judgment:  The  portfolio  is  then  continuously  rebalanced  by the  portfolio managers, using the tools described above.

     Oppenheimer  Main  Street  Opportunity  Fund - This  Underlying  Fund seeks long-term capital appreciation. This Underlying Fund invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges.

     This Underlying  Fund's portfolio  managers use an investment  process that combines  quantitative models,  fundamental research about particular securities and individual  judgment in order to decide which securities to buy or sell. The selection process currently involves the use of:

     o Multi-factor  quantitative models: "Top-down" models analyze data such as relative valuations,  relative price trends, interest rates and the shape of the yield  curve.  These help direct  portfolio  emphasis  by market  capitalization
(small,  mid, or large),  industries,  and value or growth  styles.  "Bottom up"
models  help to rank  stocks in a universe  typically  including  3,000  stocks, selecting  stocks for relative  attractiveness  by  analyzing  stock and company characteristics.

     o  Fundamental  research:  Internal  research  and analysis by other market analysts, with emphasis on current company news and industry-related events.

     o  Judgment:  After  analyzing  the models and  fundamental  research,  the portfolio  managers  apply their  judgment to decide which  securities to buy or sell.

     Oppenheimer MidCap Fund - This Underlying Fund seeks capital  appreciation.
This Underlying Fund invests mainly in equity securities,  stocks and securities convertible into common stock. It invests primarily in equity companies, but can also buy foreign stocks.  Under normal market  conditions,  as a non-fundamental policy,  this  Underlying  Fund  invests  at least 80% of its net  assets  (plus
borrowings   for   investment   purposes  in   companies   that  have  a  market
capitalization of between $2 billion and $11.5 billion stocks).  This Underlying
Fund's  non-fundamental  policy of investing at least 80% of its net assets will not be changed by the board of trustees of the  Underlying  Fund  without  first providing shareholders 60 days' written notice.

     Oppenheimer  Real Asset Fund - This  Underlying  Fund seeks  total  return.
Total return  refers to the change in value of an  investment  in shares of this
Underlying Fund over time resulting from changes in the value of its investments and income on those investments.

     This Underlying Fund normally invests at least 65% of its assets in:

     o "hybrid  instruments" that are commodity-linked  derivative  investments, mainly structured securities, and

     o  investment-grade  and  non-investment-grade  corporate  bonds and notes;
securities  issued or  guaranteed  by the U.S.  government  or its  agencies and
instrumentalities;   including   mortgage-backed   securities;   forward  rolls;
repurchase agreements;  futures contracts; options; interest rate swaps; forward contracts; and asset-backed securities.

     Commodity-linked  derivative investments provide investors with exposure to the investment  returns of "real assets" that trade in the  commodities  markets without investing directly in physical commodities. "Real assets," as opposed to stocks  or  bonds,  are  assets  that  have  tangible  properties,  such as oil, livestock, and agricultural or metal products.

     Oppenheimer Small- & Mid- Cap Value Fund - This Underlying Fund's objective is to seek capital  appreciation.  This Underlying Fund invests mainly in stocks of U.S. issuers having a market  capitalization up to $13 billion. That includes both small cap stocks (stocks of issuers that have a market capitalization under
$3  billion)  and mid cap  stocks  (stocks of  issuers  having a  capitalization between $3 billion and $13 billion). This Underlying Fund has no fixed ratio for small cap and mid cap stocks in its portfolio,  and while its focus is on stocks of U.S. companies,  it may invest in stocks of small and mid cap foreign issuers as well.  Under normal market  conditions  this  Underlying  Fund will invest at least 80% of its net assets (plus the amount of any  borrowings  for  investment purposes)  in equity  securities  and small cap and mid cap domestic and foreign issuers.  This  Underlying Fund  emphasizes  investment in equity  securities of
companies  that  its  portfolio   managers   believe  are   undervalued  in  the
marketplace.

     Oppenheimer U.S. Government Trust - This Underlying Fund seeks high current income consistent with  preservation of capital.  This Underlying Fund currently invests mainly in U.S. government debt securities. These include debt securities issued or  guaranteed by the U.S.  Treasury,  such as Treasury  bills,  notes or bonds,  and  securities  issued or  guaranteed  by agencies or entities that are referred to as "instrumentalities" of the U.S. government.

     Under normal market  conditions,  this Underlying Fund invests at least 80%
of its net  assets  (plus  borrowings  used  for  investment  purposes)  in U.S.
government securities.

     This Underlying Fund typically invests a substantial  portion of its assets
in   mortgage-related   derivative   securities,   such  as  CMOs  and  mortgage
participation  certificates.   They  include  mortgage-related  U.S.  government
securities as well as securities issued by private  institutions,  such as banks and mortgage companies.

     This  Underlying  Fund's share prices and  distributions  are not backed or guaranteed by the U.S.  government.  Securities issued by private issuers do not have any U.S. government guarantees.

     The  securities  this  Underlying  Fund buys may pay  interest  at fixed or floating  rates, or may be "stripped"  securities.  This Underlying Fund can buy securities that have short-,  medium- or long-term  maturities,  and the average maturity  of this  Underlying  Fund's  portfolio  can be expected to change over time. This Underlying Fund uses derivative  investments,  such as  interest-only and principal-only securities, to try to enhance income and to manage investment risks.

     Oppenheimer  Value Fund - This Underlying  Fund seeks  long-term  growth of capital by investing  primarily in common stocks with low price-earnings  ratios and  better-than-anticipated  earnings.  Realization  of  current  income  is  a secondary consideration.

     This  Underlying  Fund may  invest  mainly  in common  stocks of  different capitalization  ranges.  This  Underlying  Fund also can buy other  investments, including:

     o preferred  stocks,  rights and warrants and convertible  debt securities,
and

     o securities of U.S. and foreign  companies,  although  there are limits on this Underlying Fund's investments in foreign securities.

INFORMATION AND SERVICES

For More Information on Oppenheimer LifeCycle Funds
o        Oppenheimer Transition 2010 Fund
o        Oppenheimer Transition 2015 Fund
o        Oppenheimer Transition 2020 Fund
o        Oppenheimer Transition 2030 Fund

The following additional information about the Funds is available without charge upon request:

     STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about each Fund's investment policies,  risks, and operations. It is incorporated by reference into this  Prospectus  (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about each Fund's investments and performance will be available in the Fund's
Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining each Fund's privacy policy and other information about the Fund, or your account:

---------------------------------------- ------------------------------------------------------------------------
By Telephone:                            Call OppenheimerFunds Services toll-free:
                                         1.800.CALL OPP (225.5677)
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
By Mail:                                 Write to:
                                         OppenheimerFunds Services
                                         P.O. Box 5270
                                         Denver, Colorado 80217-5270
---------------------------------------- ------------------------------------------------------------------------
---------------------------------------- ------------------------------------------------------------------------
On the Internet:      You can request these documents by e-mail or through the
                      OppenheimerFunds website. You may also read or download
                      certain documents on the OppenheimerFunds website at:
                      www.oppenheimerfunds.com
---------------------------------------- ------------------------------------------------------------------------

     Information   about  the  Funds   including  the  Statement  of  Additional
Information  can be reviewed  and copied at the SEC's Public  Reference  Room in
Washington,  D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Funds  are  available  on the  EDGAR  database  on the SEC's  Internet website at  www.sec.gov.  Copies may be obtained  after payment of a duplicating fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     No one has been authorized to provide any information about the Funds or to make any  representations  about the Funds other than what is  contained in this
Prospectus.  This  Prospectus is not an offer to sell shares of any Fund,  nor a solicitation  of an offer to buy shares of any Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Funds' shares are distributed by:  logo] OppenheimerFunds Distributor, Inc.
The Funds' SEC File Nos.:  811-[  ];  811-[  ]; 811-[  ]; 811-[  ]
PR0___.001.___06
Printed on recycled paper

     The information in this Statement of Additional Information is not complete and may be changed. This Statement of Additional  Information is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                               Subject to Completion
                                  Preliminary Statement of Additional Information
                                                  Dated [ ], 2006

Oppenheimer LifeCycle Funds

o        Oppenheimer Transition 2010 Fund
o        Oppenheimer Transition 2015 Fund
o        Oppenheimer Transition 2020 Fund
o        Oppenheimer Transition 2030 Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated [             ], 2006

     This Statement of Additional Information ("SAI") is not a Prospectus.  This
document  contains  additional  information  about each of the four  Oppenheimer
LifeCycle  Funds  listed  above (each a "Fund" and  together  the  "Funds")  and supplements  information  in the  Prospectus  dated [ ], 2006. It should be read together with the  Prospectus.  You can obtain the  Prospectus by writing to the
Funds' Transfer Agent, OppenheimerFunds Services (the "Transfer Agent"), at P.O.
Box 5270,  Denver,  Colorado  80217,  or by calling  the  Transfer  Agent at the toll-free  number shown above,  or by downloading  it from the  OppenheimerFunds
Internet web site at www.oppenheimerfunds.com.

Contents                                                                Page

About the Funds
Additional Information About the Funds' Investment Policies and Risks..................
     The Funds' Investment Policies................................................
     The Underlying Funds' Investment Policies............................................................
         Equity Securities................................................................................
         Debt Securities..................................................................................
         Derivative Securities............................................................................
         Other Investments and Investment and Strategies..................................................
     Investment Restrictions..............................................................................
Disclosure of Portfolio Holdings..........................................................................
How the Funds are Managed.................................................................................
     Organization and History.............................................................................
     Board of Trustees and Oversight Committees...........................................................
     Trustees and Officers of the Funds...................................................................
     The Manager..........................................................................................
Brokerage Policies of the Funds...........................................................................
Distribution and Service Plans............................................................................
Payments to Fund Intermediaries...........................................................................
Performance of the Funds..................................................................................

     About Your Account
How To Buy Shares.........................................................................................
How To Sell Shares........................................................................................
How to Exchange Shares....................................................................................
Dividends, Capital Gains and Taxes........................................................................
Additional Information About the Funds....................................................................

     Financial Information About the Funds
Report of Independent Registered Public Accounting Firm...................................................
Financial Statements......................................................................................

..........About the Funds

..........Additional Information About the Funds' Investment Policies and Risks

     The investment objective,  the principal investment policies,  and the main risks of the Funds are described in the Prospectus.  Each Fund is a special type of fund  known as a "fund of funds"  that  invests  primarily  in a  diversified portfolio  of  Oppenheimer  mutual  funds.  Those  funds are  referred to as the
"Underlying   Funds."  This   Statement  of  Additional   Information   contains
supplemental  information  about  those  policies  and  risks  and the  types of
securities   the   Funds'   and   Underlying    Funds'    investment    manager,
OppenheimerFunds,  Inc.  (the  "Manager"),  can  select  for  the  Funds  or the
Underlying Funds.  Additional  information is also provided about the strategies that each Fund may use to try to achieve its objective.

     The Funds' Investment  Policies.  Each Fund normally invests in a portfolio of Class Y shares of the Oppenheimer  Underlying  Funds. The Funds may invest in
Class A shares of an Underlying  Fund if Class Y shares are not  available.  The composition of those  investments,  and the factors considered in allocating the
Funds' assets among the Underlying Funds, may vary over time. From time to time, the Funds may also invest in the securities of individual  issuers directly,  as described  below.  The risks of such direct  investments in those securities are the same risks that the  securities  have in the  portfolios  of the  Underlying
Funds.  However  a Fund  may  have  greater  exposure  to such  securities,  and therefore to such risks, when it makes a direct investment.  As indicated in the
Prospectus,  the Funds intend to initially  invest in the  following  Underlying
Funds:

                     -----------------------------------------------------------------
                     Transition 2010 Fund
                     -----------------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Capital Appreciation Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Core Bond Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Global Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Main Street Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer MidCap Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Real Asset Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Small- & Mid- Cap Value Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Value Fund
                     --------- -------------------------------------------------------

                     -----------------------------------------------------------------
                     Transition 2015 Fund
                     -----------------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Capital Appreciation Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Core Bond Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer International Growth Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer International Value Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Main Street Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer MidCap Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Real Asset Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Small- & Mid- Cap Value Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Value Fund
                     --------- -------------------------------------------------------

                     -----------------------------------------------------------------
                     Transition 2020 Fund
                     -----------------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Capital Appreciation Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Core Bond Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Growth Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer International Growth Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer International Value Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Main Street Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer MidCap Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Real Asset Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Small- & Mid- Cap Value Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Value Fund
                     --------- -------------------------------------------------------

                     -----------------------------------------------------------------
                     Transition 2030 Fund
                     -----------------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Capital Appreciation Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Growth Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer International Growth Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer International Value Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Main Street Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer MidCap Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Real Asset Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Small- & Mid- Cap Value Fund
                     --------- -------------------------------------------------------
                     --------- -------------------------------------------------------
                               Oppenheimer Value Fund
                     --------- -------------------------------------------------------

     The Underlying Funds' Investment  Policies.  The Funds' Prospectus includes the  investment  objective  and a brief  description  of each of the  Underlying
Funds. The Underlying Funds are currently: Oppenheimer Capital Appreciation Fund
("Capital Appreciation"),  Oppenheimer Champion Income Fund ("Champion Income"),
Oppenheimer  Core Bond Fund ("Core  Bond"),  Oppenheimer  Global  Fund  ("Global
Fund"),  Oppenheimer  Growth Fund  ("Growth  Fund"),  Oppenheimer  International
Growth  Fund  ("International  Growth"),  Oppenheimer  International  Value Fund
("International   Value"),   Oppenheimer   Main  Street  Fund  ("Main  Street"),
Oppenheimer   Main  Street   Opportunity   Fund  ("Main  Street   Opportunity"),
Oppenheimer  MidCap Fund  ("MidCap  Fund"),  Oppenheimer  Real Asset Fund ("Real
Asset"),  Oppenheimer  Small- & Mid- Cap Value Fund ("Small- & Mid- Cap Value"),
Oppenheimer U.S.  Government Trust ("U.S.  Government"),  and Oppenheimer  Value
Fund ("Value Fund"). Set forth below is supplemental information about the types of securities  the  Underlying  Funds may invest in, as well as  strategies  the
Underlying  Funds may use to try to achieve their  objectives.  The charts below indicates  some of the  types of  securities  and  strategies  that  each of the
Underlying  Funds may use. The  investment  policies of an  Underlying  Fund may change without notice to the shareholders of the Funds.

        [information in the following charts to be provided by amendment]

---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
                                      Capital         Champion      Core Bond    Global Fund   Growth Fund    International   International
                                    Appreciation       Income                                                    Growth           Value
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
Equity Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Common Stock
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Preferred Stock
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Convertible Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Rights
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Warrants
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Growth Companies
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Value Companies
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Mid-Cap Companies
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Small-Cap Companies
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Unseasoned Issuers
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Cyclical Opportunities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Real Estate Investment Trusts
  (REITs)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Foreign Equity Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Developing Markets
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Privatization Programs
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Investment Company Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
Fixed Income Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Floating Rate Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Variable Rate Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Zero Coupon Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Lower Grade Debt Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Bank Obligations and Related
  Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Loan Participation Interests
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Master Demand Notes
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Foreign Debt Obligations
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  U.S. Government Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    U.S. Treasury Obligations
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Government Agency Obligations
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Mortgage Related Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Collateralized Mortgage
    Obligations (CMOs)
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Forward Rolls
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Stripped Mortgage Related
    Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Mortgage Related Government
    Obligations
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Commercial Mortgage Related
    Obligations
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Asset Backed Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Money Market Instruments
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Commercial Paper
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
Derivatives
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Futures
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Options
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Write Covered Calls
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Write Put Options
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Purchase Puts and Calls
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
    Foreign Currency Options
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Forward Contracts
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Interest Rate Swaps
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Total Return Swaps
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Swaptions
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Credit Derivatives
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Structured Notes
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
Other Investments and Strategies
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Repurchase Agreements
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Reverse Repurchase Agreements
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  When Issued Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Delayed Delivery Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Securities Lending
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Borrowing for Leverage
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------
  Illiquid and Restricted
  Securities
---------------------------------- --------------- --------------- ------------- ------------- ------------- ---------------- ---------------

---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
                                    Main Street      Main Street   MidCap Fund    Real Asset    Small- & Mid-  U.S. Government   Value Fund
                                                     Opportunity                                  Cap Value
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
Equity Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Common Stock
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Preferred Stock
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Convertible Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Rights
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Warrants
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Growth Companies
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Value Companies
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Mid-Cap Companies
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Small-Cap Companies
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Unseasoned Issuers
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Cyclical Opportunities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Real Estate Investment Trusts
  (REITs)
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Foreign Equity Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Developing Markets
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Privatization Programs
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Investment Company Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
Fixed Income Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Floating Rate Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Variable Rate Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Zero Coupon Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Lower Grade Debt Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Bank Obligations and Related
  Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Loan Participation Interests
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Master Demand Notes
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Foreign Debt Obligations
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  U.S. Government Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    U.S. Treasury Obligations
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Government Agency Obligations
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Mortgage Related Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Collateralized Mortgage
    Obligations (CMOs)
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Forward Rolls
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Stripped Mortgage Related
    Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Mortgage Related Government
    Obligations
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Commercial Mortgage Related
    Obligations
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Asset Backed Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Money Market Instruments
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Commercial Paper
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
Derivatives
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Futures
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Options
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Write Covered Calls
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Write Put Options
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Purchase Puts and Calls
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
    Foreign Currency Options
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Forward Contracts
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Interest Rate Swaps
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Total Return Swaps
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Swaptions
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Credit Derivatives
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Structured Notes
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
Other Investments and Strategies
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Repurchase Agreements
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Reverse Repurchase Agreements
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  When Issued Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Delayed Delivery Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Securities Lending
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Borrowing for Leverage
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------
  Illiquid and Restricted
  Securities
---------------------------------- --------------- --------------- ------------ ------------- ---------------- --------------- --------------

     The Funds and the  Underlying  Funds are not  required  to use all of these investment  techniques and strategies in seeking their objectives.  They may use some of the investment techniques and strategies only at certain times or not at all.

     For more  complete  information  about each  Underlying  Fund's  investment policies and strategies,  please refer to each Underlying Fund's prospectus. You may obtain a copy of an Underlying Fund's prospectus by calling  1.800.225.5677,
or  by   downloading   it   from   the   OppenheimerFunds,   Inc.   website   at
www.oppenheimerfunds.com.

Equity Securities

     Some of the Underlying Funds focus their  investments in equity  securities of U.S.  and/or  foreign  companies.  Equity  securities  include common stocks, preferred stocks,  rights and warrants,  and securities  convertible into common stock.  Investments in equity  securities may include stocks of companies of all market capitalization ranges: small-cap,  mid-cap and large-cap.  Certain of the
Underlying  Funds  emphasis  equity  investments  in one or more  capitalization ranges.  Certain of the Underlying Funds pursue a "Growth"  investing  strategy, while others pursue a "Value" investing policy.

     |X|......Preferred  Stock.  Some of the  Underlying  Funds  may  invest  in preferred  stock.  Preferred  stock,  unlike common stock, has a stated dividend rate payable from the corporation's  earnings.  Preferred stock dividends may be cumulative or non-cumulative.  "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend  exceeding the stated  dividend in certain cases.

     If interest rates rise, the fixed dividend on preferred  stocks may be less attractive,  causing the price of preferred  stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or  redemptions  prior to  maturity,  which can also have a  negative  impact on prices when interest rates decline.

     Preferred  stocks are equity  securities  because they do not  constitute a liability of the issuer and  therefore do not offer the same degree of assurance of  continued  income  as debt  securities.  The  rights of  preferred  stock on distribution  of a  corporation's  assets  in the  event  of a  liquidation  are generally  subordinate  to  the  rights  associated  with a  corporation's  debt securities.  Preferred stock generally has a preference over common stock on the distribution  of a  corporation's  assets  in the  event of  liquidation  of the corporation.

     |X|......Convertible Securities. Some of the Underlying Funds may invest in convertible  securities.  Convertible  securities are debt  securities  that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's  capital  structure and therefore are subject to less  risk  than  common  stock  in the  case  of  the  issuer's  bankruptcy  or liquidation.

     The value of a convertible security is a function of its "investment value"
and its  "conversion  value." If the  investment  value  exceeds the  conversion value,  the security  will behave more like a debt  security and the  security's price will likely increase when prevailing interest rates fall and decrease when prevailing  interest rates rise. If the conversion  value exceeds the investment value, the security will behave more like an equity  security.  In that case, it will likely sell at a premium over its conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

     While some convertible  securities are a form of debt security,  in certain cases their  conversion  feature  (allowing  conversion into equity  securities)
causes them to be regarded by the  Manager  more as "equity  equivalents."  As a result,  the rating  assigned  to the  security  might  have less  impact on the
Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities. Convertible debt securities are subject to the credit risks and  interest  rate risks  described  below in "Debt
Securities."

     To determine whether  convertible  securities should be regarded as "equity equivalents," the Manager may examine the following factors:

     (1) whether, at the option of the investor, the convertible security can be exchanged  for a fixed  number  of shares of  common  stock of the  issuer,  (2)
whether the issuer of the  convertible  securities has restated its earnings per share of  common  stock on a fully  diluted  basis  (considering  the  effect of conversion  of the  convertible  securities),  and (3) the  extent  to which the convertible  security  may be a defensive  "equity  substitute,"  providing  the ability to participate in any  appreciation  in the price of the issuer's common stock.

     |X|......Rights  and Warrants.  Some of the Underlying  Funds may invest in
warrants  or  rights.   For  specific   limitations  on  the  Underlying  Funds'
investments  in  rights  and  warrants,  refer to the  Statement  of  Additional
Information for each Underlying Fund.

     Warrants  basically are options to purchase  equity  securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel  to the prices of the  underlying  securities.  Rights  are  similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights,  receive no dividends and have no rights with respect to the assets of the issuer.

     |X|......Growth  Companies.  Some of the Underlying  Funds invest in growth companies.  Growth  companies are those companies that the Manager  believes are entering into growth cycles in their businesses, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage.

     Growth  companies  may  have a  variety  of  characteristics  that,  in the
Manager's  view,  define them as "growth"  issuers.  They may be  generating  or applying  new  technologies,  new or  improved  distribution  techniques  or new services. They may own or develop natural resources.  They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected  earnings in excess of the average for their  sector or  industry.  In each case,  they have prospects that the Manager  believes are favorable for the long  term.  The  portfolio  managers  of the  Underlying  Funds look for growth companies  with  strong,  capable  management  sound  financial  and  accounting policies, successful product development and marketing and other factors.

     |X|......Value  Investing.  In selecting equity investments,  the portfolio managers of certain Underlying Funds may use a value investing style. In using a value approach,  the portfolio  managers seek stock and other equity  securities that  appear  to be  temporarily  undervalued,  by  various  measures,  such  as price/earnings  ratios.  Value investing seeks stocks having prices that are low in  relation  to their  real  worth or  future  prospects,  in the hope that the portfolios  will realize  appreciation in the value of their holdings when other investors realize the intrinsic value of the stock.

     Using  value  investing  requires  research as to the  issuer's  underlying financial  condition and prospects.  Some of the measures used to identify these securities include, among others:

     o Price/Earnings  Ratio, which is the stock's price divided by its earnings per share.  A stock  having a  price/earnings  ratio  lower than its  historical range,  or the  market  as a whole  or  that  of  similar  companies  may  offer attractive investment opportunities.

     o  Price/Book  Value  Ratio,  which is the stock price  divided by the book value of the company per share,  which  measures  the  company's  stock price in relation to its asset value.

     o Discounted Future Value Analysis,  which involves two steps:  determining the probable value of the stock at a specific point in the future by researching the current and future prospects of the company; and then comparing the probable value to the  current  stock  price to  determine  if the stock is  sufficiently undervalued and if it offers an attractive return over the investment horizon. o
Valuation  of  Assets,  which  compares  the  stock  price  to the  value of the company's underlying assets,  including their projected value in the marketplace and liquidation value.

     |X|   Small-  and   Mid-Cap   Issuers.   Securities   of  small-  and  mid-
capitalization  issuers may be subject to greater  price  volatility  in general than  securities  of  large-cap  issuers.  Therefore,  to  the  degree  that  an
Underlying  Fund has  investments in small- or  mid-capitalization  companies at times of market volatility, its share prices may fluctuate more than a fund that
invests  in  the  securities  of  large-capitalization   companies.  The  market
capitalization  ranges used by the Underlying Funds will vary from fund to fund.
For  specific  information  on the  market  capitalization  ranges  and types of investments in equity  securities for an Underlying Fund, refer to the Statement of Information for each Underlying Fund.

     |X| Investing in Small, Unseasoned Companies.  Some of the Underlying Funds
can invest in securities  of small,  unseasoned  companies.  These are companies that have been in operation for less than three years,  including the operations of any predecessors.  Securities of these companies may be subject to volatility in their prices.  They may have a limited  trading  market,  which may adversely affect an Underlying  Fund's ability to dispose of them and can reduce the price the Underlying Fund might be able to obtain for them. Other investors that own a security  issued  by a small,  unseasoned  issuer  for  which  there is  limited liquidity  might trade the security  when the  Underlying  Fund is attempting to dispose of its holdings of that security. In that case, an Underlying Fund might receive a lower price for its holdings  than might  otherwise  be obtained.  For specific  limitations on the Underlying Fund's investments in small,  unseasoned companies,  refer to the Statement of Additional Information for each Underlying
Fund.

     |X|  Cyclical  Opportunities.  Some of the  Underlying  Funds  seek to take advantage  of changes in the business  cycle by investing in companies  that are sensitive to those changes if the portfolio manager(s) of those Underlying Funds believes they have growth potential. For example, when the economy is expanding, companies in the consumer durable and technology sectors might benefit and offer long-term growth opportunities. Other cyclical industries include insurance, for example.  Those Underlying Funds focus on seeking growth over the long term, but could seek to take tactical  advantage of short-term  market movements or events affecting particular issuers or industries.

     |X| Real Estate Investment Trusts (REITs). Some of the Underlying Funds can
invest in real estate  investment  trusts,  as well as real  estate  development companies and operating companies. They can also buy shares of companies engaged in other real estate businesses.  REITs are trusts that sell shares to investors and use the proceeds to invest in real estate.  A REIT can focus on a particular project,  such as a  shopping  center  or  apartment  complex,  or may buy  many properties or properties located in a particular geographic region.

     To the extent a REIT  focuses on a particular  project,  sector of the real estate market or geographic region, its share price will be affected by economic and  political  events  affecting  that project,  sector or  geographic  region.
Property  values  may  fall  due to  increasing  vacancies  or  declining  rents
resulting  from  unanticipated   economic,   legal,  cultural  or  technological
developments.  REIT prices also may drop  because of the failure of borrowers to pay their  loans,  a dividend  cut, a disruption  to the real estate  investment sales market, changes in federal or state taxation policies affecting REITs, and poor management.

     |X|  Investing  in Foreign  Securities.  Some of the  Underlying  Funds may
invest in  foreign  securities.  "Foreign  securities"  include  equity and debt securities  issued  or  guaranteed  by  companies  organized  under  the laws of countries other than the United States and debt securities  issued or guaranteed by  governments  other than the U.S.  government  or by  foreign  supra-national entities,  such as the World Bank.  They also  include  securities  of companies
(including  those that are located in the U.S. or organized under U.S. law) that
derive  a  significant   portion  of  their  revenue  or  profits  from  foreign
businesses,  investments or sales,  or that have a significant  portion of their assets abroad. Those securities may be traded on foreign securities exchanges or in the  foreign  over-the-counter  markets.  Securities  denominated  in foreign currencies  issued  by  U.S.  companies  are  also  considered  to  be  "foreign securities."  For  specific  information  on the  type  of  securities  that  an
Underlying Fund considers "foreign  securities" and the limitations on the total amount  of  assets of the  Underlying  Funds  that can be  invested  in  foreign securities,  refer to the prospectuses and statements of additional  information for the Underlying Funds.

     Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities exchange or traded in the U.S.
over-the-counter  markets may be considered "foreign securities" for the purpose of the Underlying Funds' investment allocations because they are subject to some of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

     Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They  include the opportunity to invest in foreign issuers that appear to offer income  potential, or in foreign countries with economic policies or business cycles different from those of the  U.S.,  or to  reduce  fluctuations  in  portfolio  value by taking advantage of foreign securities markets that do not move in a manner parallel to
U.S. markets, or to benefit from the appreciation relative to the U.S. Dollar of foreign  currencies in which such  securities  may  denominated.  The Underlying
Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.

     |X| Risks of Foreign Investing. Investments in foreign securities may offer special  opportunities  for investing but also present special  additional risks and  considerations  not  typically  associated  with  investments  in  domestic securities. Some of these additional risks are:

o        reduction of income by foreign taxes;

     o fluctuation in value of foreign  investments  due to changes in currency, rates or currency  devaluation,  or currency  control  regulations (for example, currency blockage);

     o transaction charges for currency exchange;

     o lack of public information about foreign issuers;

     o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;

     o less volume on foreign exchanges than on U.S. exchanges;

     o greater  volatility  and less  liquidity  on foreign  markets than in the
U.S.; o less governmental  regulation of foreign issuers,  securities  exchanges and brokers than in the U.S.;

     o greater difficulties in commencing lawsuits;

     o higher brokerage commission rates than in the U.S.;

     o increased risks of delays in settlement of portfolio transactions or loss of  certificates  for  portfolio  securities;  o foreign  withholding  taxes;

     o possibilities in some countries of expropriation,  confiscatory taxation, political,  financial or social instability or adverse diplomatic  developments;
and o possible  unfavorable  differences  between  the U.S.  economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such  restrictions  could be re-imposed.  Certain types of foreign securities have other particular risks. The following information describes some of the risks of particular foreign securities.

     |X| Passive Foreign Investment  Companies.  Some securities of corporations domiciled  outside the U.S.  which the  Underlying  Funds may  purchase,  may be considered passive foreign investment  companies  ("PFICs") under U.S. tax laws.
PFICs are those foreign  corporations  which generate  primarily passive income.
They tend to be growth  companies  or  "start-up"  companies.  For  federal  tax purposes,  a  corporation  is  deemed  a  PFIC  if 75% or  more  of the  foreign corporation's  gross  income for the income year is passive  income or if 50% or more of its  assets  are assets  that  produce  or are held to  produce  passive income. Passive income is further defined as any income to be considered foreign personal  holding  company  income  within the subpart F  provisions  defined by
IRCss.954.

     Investing in PFICs involves the risks  associated with investing in foreign securities, as described above. There are also the risks that an Underlying Fund may not realize that a foreign  corporation  it invests in is a PFIC for federal tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for failure to properly report investment income from PFICs. Following industry standards,  the
Underlying  Funds  make  every  effort to ensure  compliance  with  federal  tax reporting of these investments.  PFICs are considered foreign securities for the purposes of the Underlying Funds' minimum percentage requirements or limitations of investing in foreign securities.

     Subject  to the  limits  under  the  Investment  Company  Act of 1940  (the
"Investment  Company  Act"),  the  Underlying  Funds may also  invest in foreign mutual funds which are also deemed  PFICs  (since  nearly all of the income of a mutual fund is generally passive income).  Investing in these types of PFICs may allow exposure to various  countries  because some foreign  countries  limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

     In  addition  to bearing  their  proportionate  share of a Fund's  expenses
(management fees and operating expenses), shareholders will also indirectly bear similar  expenses  of such  entities.  Additional  risks of  investing  in other investment  companies are described below under  "Investment in Other Investment
Companies."

     |X|  Special  Risks  of  Emerging  and  Developing  Markets.  Emerging  and
developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada,  Australia,  New Zealand and Japan.  There may be even less liquidity in their securities  markets,  and settlements of purchases and sales of securities may be subject  to  additional  delays.  They are  subject  to greater  risks of limitations  on the  repatriation  of income and  profits  because  of  currency restrictions  imposed by local governments.  Those countries may also be subject to the risk of greater  political  and economic  instability,  which can greatly affect the volatility of prices of securities in those countries. The Underlying
Funds' manager will consider these factors when  evaluating  securities in these markets.  For specific  limitations  on the  Underlying  Funds'  investments  in
emerging  and  developing   markets,   refer  to  the  Statement  of  Additional
Information for each Underlying Fund.

     o Settlement of Transactions.  Settlement  procedures in developing markets may differ from those of more established  securities  markets.  Settlements may also be  delayed  by  operational  problems.  Securities  issued  by  developing countries and by issuers  located in those  countries may be subject to extended settlement  periods.  Delays in  settlement  could result in  temporary  periods during  which a portion of an  Underlying  Fund's  assets is  uninvested  and no return is earned on those assets.  The  inability of an Underlying  Fund to make intended  purchases of  securities  due to  settlement  problems  could cause an
Underlying  Fund to miss  investment  opportunities.  An  Underlying  Fund could suffer  losses from the  inability  to dispose of  portfolio  securities  due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of an Underlying
Fund's  portfolio or, if an Underlying  Fund has entered into a contract to sell the security, a possible liability to the purchaser.

     o  Price  Volatility.  Securities  prices  in  developing  markets  may  be significantly  more volatile than is the case in more  developed  nations of the world.  In  particular,  countries  with  emerging  markets may have  relatively unstable  governments.  That presents the risk of nationalization of businesses, restrictions  on foreign  ownership or  prohibitions  of repatriation of assets.
These  countries may have less protection of property rights than more developed countries.  The economies of developing  countries may be predominantly based on only a few industries and, as such, may be highly vulnerable to changes in local or global trade conditions.

     o Less Developed  Securities Markets.  Developing market countries may have less  well-developed  securities  markets and exchanges.  Consequently they have lower trading  volume than the securities  markets of more developed  countries.
These  markets  may be unable to respond  effectively  to  increases  in trading volume.  Therefore,  prompt liquidation of substantial portfolio holdings may be difficult at times. As a result,  these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability.

     o Government  Restrictions.  In certain  developing  countries,  government approval may be required for the repatriation of investment  income,  capital or the proceeds of sales of securities by foreign investors,  such as an Underlying
Fund.  Also,  a  government  might impose  temporary  restrictions  on remitting capital abroad if the country's balance of payments deteriorates, or it might do so for other  reasons.  If  government  approval  were  delayed or  refused,  an
Underlying Fund could be adversely  affected.  Additionally,  an Underlying Fund could be adversely  affected by the imposition of restrictions on investments by foreign entities.

     o Privatization Programs. The governments in some developing countries have
been   engaged  in  programs  to  sell  all  or  part  of  their   interests  in
government-owned  or controlled  enterprises.  Privatization  programs may offer opportunities for significant capital  appreciation,  and the Manager may invest
Underlying  Funds  assets in  privatization  programs in what it considers to be appropriate  circumstances.  In certain  developing  countries,  the  ability of foreign  entities such as an Underlying  Fund to  participate  in  privatization programs  may be  limited  by local  law.  Additionally,  the  terms on which an
Underlying Fund might be permitted to participate may be less  advantageous than those afforded  local  investors.  There can be no assurance that  privatization programs will be successful.

     |X| Investment in Other Investment Companies.  Some of the Underlying Funds
can also  invest in the  securities  of other  investment  companies,  which can include open-end funds,  closed-end funds and unit investment trusts, subject to the limits set forth in the Investment  Company Act that apply to those types of investments.  For  example,  an  Underlying  Fund may invest in  exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Underlying Fund might do so as a way of gaining exposure to
the  segments  of  the  equity  or  fixed-income   markets  represented  by  the
exchange-traded  fund's portfolio,  at times when the Underlying Fund may not be able to buy those portfolio  securities directly.  As a non-fundamental  policy, the  Underlying  Funds  cannot  invest  in the  securities  of other  registered open-end  investment  companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

     Investing  in  another  investment  company  may  involve  the  payment  of substantial  premiums  above the value of such  investment  company's  portfolio securities and is subject to limitations  under the Investment  Company Act. The
Underlying  Funds do not intend to invest in other  investment  companies unless the Manager believes that the potential  benefits of the investment  justify the payment of any premiums or sales  charges.  As a  shareholder  of an  investment company,  an  Underlying  Fund  would be subject  to its  ratable  share of that
investment  company's  expenses,   including  its  advisory  and  administration
expenses.  For specific  limitations  on the  Underlying  Fund's  investments in securities of other investment  companies,  refer to the Statement of Additional
Information  for each  Underlying  Fund. The Underlying  Funds do not anticipate investing a substantial amount of their net assets in shares of other investment companies.

Debt Securities

     Some of the  Underlying  Funds  invest in debt  securities  with  differing credit and maturity characteristics,  and with fixed or floating interest rates, to seek their  objectives.  Other Underlying Funds may invest in debt securities for defensive purposes and/or for liquidity. Certain types of debt securities in which  the  Underlying  Funds may  invest  are  described  below.  For  specific limitations on an Underlying Fund's investments in debt securities, refer to the
Statement of Additional Information for that fund.

     |X| Floating Rate and Variable  Rate  Obligations.  Some of the  securities that some of the  Underlying  Funds  can  purchase  have  variable  or  floating
interest   rates  The  interest  rate  on  a  floating  rate  note  is  adjusted automatically  according to a stated  prevailing  market rate,  such as a bank's prime rate,  the 91-day U.S.  Treasury  Bill rate, or some other  standard.  The instrument's  rate  is  adjusted  automatically  each  time  the  base  rate  is adjusted..  The  interest  rates on variable  rate  obligations  are adjusted at stated periodic intervals.

     Generally,  the changes in the interest  rate on floating and variable rate obligations  reduce the  fluctuation  in their market value.  As interest  rates decrease or increase,  the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

     Floating rate and variable rate  obligations that have a stated maturity in excess of one year may have  features  that  permit the  holder to  recover  the principal amount of the underlying  security at specified  intervals,  generally not  exceeding  one year and upon no more than 30 days'  notice.  Variable  rate obligations  may have a demand feature that allows an Underlying  Fund to tender the obligation to the issuer or a third party at certain  times.  The tender may be  at  par  value  plus  accrued  interest,  according  to  the  terms  of  the obligations.  Floating rate notes may also have a feature that allows the holder to receive  payment  prior to  maturity.  The  issuer of a  "demand"  obligation normally has a corresponding right to prepay the outstanding principal amount of the note plus accrued  interest  after a given period.  The issuer  usually must provide a specified number of days' notice to the holder.

     The floating rate and variable rate obligations in which an Underlying Fund may invest generally must meet the credit quality requirements of that fund. The
Manager may determine that an unrated  floating rate or variable rate obligation meets an  Underlying  Fund's  quality  standards  by reason of being backed by a letter  of credit  or  guarantee  issued  by a bank  that  meets  those  quality standards.

     |X| Zero Coupon Securities. An Underlying Fund may buy zero-coupon, delayed interest and "stripped"  securities.  Stripped  securities  are debt  securities whose interest coupons are separated from the security and sold  separately.  An
Underlying Fund can buy different  types of zero-coupon or stripped  securities, including,  among others,  foreign debt  securities  and U.S.  Treasury notes or bonds that have been stripped of their  interest  coupons,  U.S.  Treasury bills issued without  interest  coupons,  and certificates  representing  interests in stripped securities.

     Zero-coupon  securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual  appreciation  of the  security,  which is redeemed at face value on a  specified  maturity  date.  This  discount  depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality,  the discount  typically  decreases as the maturity date approaches.  Some zero-coupon securities are convertible,  in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

     Because zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile  than the value of other  debt  securities.  Their  value may fall more dramatically than the value of  interest-bearing  securities when interest rates rise. When prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

     An Underlying  Fund's  investment in  zero-coupon  securities may cause the
Underlying  Funds to recognize  income and make  distributions  to  shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Underlying Fund may have to sell portfolio  securities  that it otherwise might have continued to hold or to use cash flows  from other  sources  such as the sale of the  Underlying  Fund's shares.

     |X| Lower-Grade  Debt Securities.  "Lower-grade"  debt securities are those rated below "investment  grade," which means they have a rating lower than "Baa"
by  Moody's or lower  than  "BBB" by S&P or Fitch,  or similar  ratings by other rating  organizations.  If they are unrated, and are determined by an Underlying
Fund's  manager to be of  comparable  quality  to debt  securities  rated  below investment grade, they are considered part of the Underlying Fund's portfolio of lower-grade  securities.  International Bond Fund and Global  Opportunities Fund
can invest in  securities  rated as low as "C" or "D" or which may be in default at the time it buys them. A description of the debt security ratings  categories of the  principal  rating  organizations  is  included  in  Appendix  A to  this
Statement of Additional Information.

     Because  lower-grade  debt  securities  tend to offer  higher  yields  than investment-grade  securities,  an  Underlying  Fund might invest in  lower-grade securities  if its  manager is trying to achieve  higher  income.  For  specific limitations on Underlying  Funds'  investments in lower-grade  debt  securities, refer to the Statement of Additional Information for each Underlying Fund.

     |X| Bank  Obligations  and Securities That Are Secured By Them. Some of the
Underlying  Funds  can  invest in bank  obligations,  including  time  deposits,
certificates  of  deposit,  and  bankers'  acceptances.   They  must  be  either
obligations  of a  domestic  bank with  total  assets of at least $1  billion or obligations  of a foreign  bank with total  assets of at least U.S.  $1 billion.
Those  Underlying  Funds  may  also  invest  in  instruments   secured  by  bank
obligations (for example, debt which is guaranteed by the bank). For purposes of this policy,  the term "bank"  includes  commercial  banks,  savings banks,  and savings  and loan  associations  that may or may not be members  of the  Federal
Deposit Insurance Corporation.

     Time deposits are non-negotiable  deposits in a bank for a specified period of time at a stated  interest rate. They may or may not be subject to withdrawal penalties.  However,  time deposits  that are subject to  withdrawal  penalties, other than those  maturing in seven days or less,  are subject to the limitation on investments by the Underlying Funds in illiquid investments.

     Bankers'  acceptances are marketable  short-term credit instruments used to finance  the  import,  export,  transfer  or storage  of goods.  They are deemed
"accepted" when a bank guarantees their payment at maturity.

     |X| Loan Participation  Interests.  Some of the Underlying Funds can invest in  participation  interests,  subject to the  Underlying  Funds'  limitation on investments in illiquid  investments.  A participation  interest is an undivided interest in a loan made by the issuing  financial  institution in the proportion that the buyer's  participation  interest bears to the total principal amount of the  loan.  The  issuing  financial  institution  may have no  obligation  to an
Underlying Fund other than to pay the Underlying Fund the  proportionate  amount of the principal and interest payments it receives.  For specific limitations on the Underlying  Funds'  investments  in  participation  interests,  refer to the
Statement of Additional Information for each Underlying Fund.

     Participation  interests are primarily dependent upon the  creditworthiness of the borrowing  corporation,  which is obligated to make payments of principal and interest on the loan.  There is a risk that a borrower  may have  difficulty making  payments.  If a borrower  fails to pay  scheduled  interest or principal payments,  an Underlying  Fund could  experience a reduction in its income.  The value of that participation  interest might also decline, which could affect the net  asset  value of an  Underlying  Fund's  shares.  If the  issuing  financial institution fails to perform its obligations under the participation  agreement, an Underlying Fund might incur costs and delays in realizing  payment and suffer a loss of principal and/or interest.

     |X| Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating  amounts by the Underlying Funds at varying rates of interest  under direct  arrangements  between an  Underlying  Fund,  as lender, and the borrower.  They permit daily changes in the amounts borrowed. An
Underlying  Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.
The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

     Because these notes are direct lending  arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary  market for these notes,  although they are redeemable (and thus are  immediately  repayable by the borrower) at principal  amount,  plus accrued interest,  at any time.  Accordingly,  an Underlying Fund's right to redeem such notes is  dependent  upon the  ability  of the  borrower  to pay  principal  and
interest  on  demand.   For  specific   limitations  on  the  Underlying  Fund's
investments in these notes, refer to the Statement of Additional Information for each Underlying Fund.

     The  Underlying  Funds may have no  limitations  on the type of issuer from whom these notes will be purchased.  However,  in connection with such purchases and on an ongoing basis, the Manager will consider the earning power,  cash flow and other liquidity  ratios of the issuer,  and its ability to pay principal and interest on demand,  including  a  situation  in which all holders of such notes made demand simultaneously. Investments in master demand notes may be subject to the  limitation on  investments  by an Underlying  Fund in illiquid  securities, described in the Underlying Fund's Prospectus.

     |X|  Foreign  Debt   Obligations.   The  Underlying  Funds  can  invest  in
obligations issued by foreign governments and private foreign issuers.

     |X| Foreign Sovereign Debt  Obligations.  The debt obligations of a foreign government and its agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government.

     Some of the  Underlying  Funds  also can buy  securities  issued by certain
"supra-national"  entities,  which include  entities  designated or supported by
various   governments  to  promote  economic   reconstruction   or  development,
international  banking  organizations and related government agencies.  Examples are the International Bank for  Reconstruction and Development  (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development
Bank.

     The   governmental   members   of   these   supra-national   entities   are
"stockholders" that typically make capital contributions and may be committed to make  additional  capital  contributions  if the  entity  is unable to repay its borrowings.  A supra-national  entity's  lending  activities may be limited to a percentage  of its  total  capital,  reserves  and net  income.  There can be no assurance that the constituent  foreign  governments will continue to be able or willing to honor their capitalization commitments for those entities.

     |X|  Brady  Bonds.  Some  of  the  Underlying  Funds  can  invest  in  U.S.
dollar-denominated   "Brady  Bonds."  These  foreign  debt  obligations  may  be fixed-rate  par  bonds or  floating-rate  discount  bonds.  They  are  generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon  obligations  that have the same maturity as the Brady Bonds.  Brady
Bonds  can be  viewed  as having  three or four  valuation  components:  (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments;  (iii) the uncollateralized  interest payments;  and (iv) any uncollateralized  repayment of principal  at  maturity.  Those  uncollateralized amounts constitute what is called the "residual risk."

     If  there  is  a  default  on  collateralized   Brady  Bonds  resulting  in
acceleration  of the payment  obligations of the issuer,  the  zero-coupon  U.S.
Treasury  securities held as collateral for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the proceeds.  The collateral will be held by the collateral  agent to the scheduled maturity of the  defaulted  Brady Bonds.  The  defaulted  bonds will continue to remain  outstanding,  and the face  amount  of the  collateral  will  equal  the principal  payments  which  would  have then been due on the Brady  Bonds in the normal  course.  Because of the residual  risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of
countries   issuing  Brady  Bonds,   Brady  Bonds  are  considered   speculative
investments.

     |X| U.S. Government Securities.  Some of the Underlying Funds may invest in
U.S.  Government  securities.  These are securities  issued or guaranteed by the
U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities."  The obligations of U.S. government agencies or  instrumentalities  in which the Underlying  Funds can invest may or may not be  guaranteed or supported by the "full faith and credit" of the United
States.  "Full faith and credit"  means  generally  that the taxing power of the
U.S. government is pledged to the payment of interest and repayment of principal on a  security.  If a security is not backed by the full faith and credit of the
United  States,  the owner of the security must look  principally  to the agency issuing the obligation  for  repayment.  The owner might not be able to assert a claim against the United States if the issuing  agency or  instrumentality  does not meet its commitment.

     |X| U.S.  Treasury  Obligations.  These include  Treasury bills (which have maturities  of one  year  or less  when  issued),  Treasury  notes  (which  have maturities of more than one year and up to ten years when issued),  and Treasury bonds  (which  have  maturities  of more than ten years when  issued).  Treasury securities  are backed by the full  faith and credit of the United  States as to timely  payments of interest and  repayments of principal.  Other U.S.  Treasury obligations the Underlying Funds can buy include U.S.  Treasury  securities that have been  "stripped"  by a Federal  Reserve  Bank,  zero-coupon  U.S.  Treasury
securities  described  below,  and  Treasury   Inflation-Protection   Securities
("TIPS").

     |X|  Obligations  Issued  or  Guaranteed  by U.S.  Government  Agencies  or
Instrumentalities.   These  include  direct  obligations  and   mortgage-related
securities  that have different  levels of credit  support from the  government.
Some are supported by the full faith and credit of the U.S. government,  such as
Government  National Mortgage  Association  pass-through  mortgage  certificates
(called "Ginnie Maes").  Some are supported by the right of the issuer to borrow from the U.S.  Treasury under certain  circumstances,  such as Federal  National
Mortgage  Association  bonds.  Others  are  supported  only by the credit of the entity  that  issued  them,  such as  Federal  Home  Loan  Mortgage  Corporation obligations.

     |X| Mortgage-Related Securities. Some of the Underlying Funds can invest in
mortgage-related   securities.   Mortgage-related   securities  are  a  form  of
derivative  investment  collateralized  by pools of  commercial  or  residential mortgages.  Pools of mortgage  loans are  assembled  as  securities  for sale to investors  by  government  agencies  or entities  or by private  issuers.  These
securities  include  collateralized  mortgage  obligations  ("CMOs"),   mortgage
pass-through securities, stripped mortgage pass-through securities, interests in
real   estate   mortgage   investment   conduits   ("REMICs")   and  other  real
estate-related securities.

     Mortgage-related  securities  that are issued or  guaranteed by agencies or instrumentalities  of the U.S.  government  have  relatively  little credit risk
(depending  on the nature of the issuer) but are subject to interest  rate risks and prepayment risks, as described in the Prospectus.

     As with other debt securities,  the prices of  mortgage-related  securities tend to move  inversely  to changes in interest  rates.  Some of the  Underlying
Funds can buy  mortgage-related  securities  that have interest  rates that move inversely  to changes  in  general  interest  rates,  based on a  multiple  of a specific index.  Although the value of a  mortgage-related  security may decline when interest rates rise, the converse is not always the case.

     |X|   Collateralized   Mortgage   Obligations.    Collateralized   mortgage
obligations or CMOs, are multi-class  bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:

     o  pass-through  certificates  issued or guaranteed by Government  National
Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie
Mae), or Federal Home Loan Mortgage  Corporation  (Freddie Mac), o unsecuritized mortgage loans insured by the Federal  Housing  Administration  or guaranteed by the Department of Veterans' Affairs, o unsecuritized  conventional  mortgages, o other mortgage-related securities, or o any combination of these.

     Each  class of CMO,  referred  to as a  "tranche,"  is issued at a specific coupon rate and has a stated  maturity  or final  distribution  date.  Principal prepayments  on the  underlying  mortgages  may cause the CMO to be retired much earlier than the stated maturity or final  distribution  date. The principal and interest on the underlying  mortgages may be allocated among the several classes of a series of a CMO in  different  ways.  One or more  tranches may have coupon rates that reset  periodically at a specified  increase over an index. These are floating  rate  CMOs,  and  typically  have a cap on the  coupon  rate.  Inverse floating rate CMOs have a coupon rate that moves in the reverse  direction to an applicable  index.  The  coupon  rate on these  CMOs will  increase  as  general interest  rates  decrease.  These are usually much more volatile than fixed rate
CMOs or floating rate CMOs.

     |X| Forward  Rolls.  Some of the  Underlying  Funds can enter into "forward roll" transactions with respect to mortgage-related  securities. In this type of transaction, an Underlying Fund sells a mortgage-related security to a buyer and simultaneously  agrees  to  repurchase  a  similar  security  (the  same type of security,  and having the same  coupon  and  maturity)  at a later date at a set price.  The securities that are repurchased  will have the same interest rate as the securities that are sold, but typically will be  collateralized by different pools of mortgages  (with  different  prepayment  histories) than the securities that  have  been  sold.  Proceeds  from  the  sale are  invested  in  short-term instruments,  such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to an Underlying  Fund in excess of the yield on the  securities  that have been sold.

     An  Underlying  Fund will only enter into  "covered"  rolls.  To assure its future payment of the purchase price,  the Underlying Funds will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

     These  transactions have risks.  During the period between the sale and the repurchase,  Underlying  Funds  will not be  entitled  to receive  interest  and principal  payments on the  securities  that have been sold. It is possible that the market value of the securities an Underlying  Fund sells might decline below the price at which the Underlying Funds are obligated to repurchase securities.

     |X| "Stripped"  Mortgage Related  Securities.  Some of the Underlying Funds
may  invest  in  stripped  mortgage-related   securities  that  are  created  by
segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new  securities.  Each has a specified  percentage  of the underlying  security's  principal  or  interest  payments.  These  are a form of derivative investment.

     Mortgage  securities may be partially  stripped so that each class receives some interest and some principal.  However,  they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an  "interest-only"  security,  or "I/O," and all of the  principal  is distributed to holders of another type of security,  known as a "principal-only"
security or "P/O." Strips can be created for pass through certificates or CMOs.

     The yields to maturity  of I/Os and P/Os are very  sensitive  to  principal
repayments  (including   prepayments)  on  the  underlying  mortgages.   If  the
underlying  mortgages   experience  greater  than  anticipated   prepayments  of
principal,  the Underlying Funds might not fully recoup its investment in an I/O based on those assets. If underlying  mortgages experience less than anticipated prepayments  of  principal,  the yield on the P/Os based on them  could  decline substantially. The market for some of these securities may be limited, making it difficult for the  Underlying  Funds to dispose of its holdings at an acceptable price.

     |X| Mortgage-Related U.S. Government Securities. These include interests in pools of  residential  or commercial  mortgages,  in the form of  collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are
U.S.  government  securities  have  collateral to secure payment of interest and principal.  They may be issued in different series with different interest rates and  maturities.  The collateral is either in the form of mortgage  pass-through certificates  issued  or  guaranteed  by a U.S.  agency  or  instrumentality  or mortgage loans insured by a U.S. government agency. For specific  limitations on
the  Underlying  Funds'   investments  in   mortgage-related   U.S.   government
securities, refer to the Statement of Additional Information for each Underlying
Fund.

     The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected  prepayments of those mortgages to change.  In general,  prepayments  increase when general interest rates fall and decrease when interest rates rise.

     If  prepayments  of mortgages  underlying a CMO occur faster than  expected when interest rates fall, the market value and yield of the CMO will be reduced.
Additionally, an Underlying Fund may have to reinvest the prepayment proceeds in other  securities  paying  interest  at lower  rates,  which  could  reduce that
Underlying Funds' yield.

     When interest  rates rise rapidly,  if  prepayments  occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject  to  greater  fluctuations  in  value.  These are the  prepayment  risks described  above and can make the  prices of CMOs very  volatile  when  interest rates change.  The prices of longer-term  debt securities tend to fluctuate more than those of  shorter-term  debt  securities.  That  volatility will affect the
Underlying Funds' share prices.

     o  GNMA  (Ginnie  Mae)  Certificates.   The  Government  National  Mortgage
Association ("GNMA") is a wholly-owned  corporate  instrumentality of the United
States  within the U.S.  Department  of Housing  and Urban  Development.  GNMA's
principal programs involve its guarantees of privately-issued  securities backed by pools of mortgages.  Ginnie Maes are debt securities representing an interest in  one or a  pool  of  mortgages  that  are  insured  by  the  Federal  Housing
Administration or the Farmers Home  Administration or guaranteed by the Veterans
Administration.

     The Ginnie  Maes in which some of the  Underlying  Funds  invest are of the
"fully modified  pass-through" type. They provide that the registered holders of the  Certificates  will receive timely monthly payments of the pro-rata share of the scheduled  principal  payments on the underlying  mortgages,  whether or not those amounts are collected by the issuers.  Amounts paid include, on a pro rata basis,  any  prepayment  of principal  of such  mortgages  and interest  (net of servicing and other charges) on the aggregate  unpaid  principal  balance of the
Ginnie Maes,  whether or not the interest on the  underlying  mortgages has been collected by the issuers.

     The Ginnie Maes  purchased by the  Underlying  Funds are  guaranteed  as to timely payment of principal and interest by GNMA. In giving that guaranty,  GNMA expects that  payments  received by the issuers of Ginnie Maes on account of the mortgages  backing the  Certificates  will be  sufficient  to make the  required payments of principal of and  interest on those Ginnie Maes.  However,  if those payments are insufficient,  the guaranty  agreements  between the issuers of the
Ginnie Maes and GNMA  require the issuers to make  advances  sufficient  for the payments. If the issuers fail to make those payments, GNMA will do so.

     Under  federal  law,  the full  faith and  credit of the  United  States is pledged to the payment of all amounts  that may be required to be paid under any guaranty  issued by GNMA as to such mortgage  pools.  An opinion of an Assistant
Attorney General of the United States,  dated December 9, 1969, states that such guaranties  "constitute  general  obligations of the United States backed by its full faith and  credit."  GNMA is  empowered  to borrow  from the United  States
Treasury to the extent  necessary to make any payments of principal and interest required under those guaranties.

     Ginnie  Maes  are  backed  by the  aggregate  indebtedness  secured  by the underlying FHA-insured,  FMHA-insured or VA-guaranteed mortgages.  Except to the extent of payments received by the issuers on account of such mortgages,  Ginnie
Maes do not  constitute a liability of those  issuers,  nor do they evidence any recourse  against those  issuers.  Recourse is solely  against GNMA.  Holders of
Ginnie Maes (such as the Underlying  Funds) have no security interest in or lien on the underlying mortgages.

     Monthly  payments of principal will be made, and additional  prepayments of principal  may be made,  to the  Underlying  Funds with respect to the mortgages underlying the Ginnie Maes held by the Underlying Funds. All of the mortgages in the pools  relating  to the Ginnie Maes in the  Underlying  Funds are subject to prepayment  without any  significant  premium or  penalty,  at the option of the mortgagors.  While the mortgages on 1-to-4-family  dwellings  underlying certain
Ginnie Maes have a stated  maturity of up to thirty (30) years,  it has been the experience  of the  mortgage  industry  that  the  average  life  of  comparable
mortgages,   as  a  result  of   prepayments,   refinancing  and  payments  from
foreclosures, is considerably less.

     o Federal National Mortgage  Association (Fannie Mae) Certificates.  Fannie
Mae, a federally-chartered  and privately-owned  corporation,  issues Fannie Mae
Certificates which are backed by a pool of mortgage loans. Fannie Mae guarantees to each  registered  holder of a Fannie Mae  Certificate  that the  holder  will receive amounts  representing the holder's  proportionate  interest in scheduled principal and interest payments, and any principal prepayments,  on the mortgage loans in the pool represented by such Certificate,  less servicing and guarantee fees, and the holder's  proportionate  interest in the full principal  amount of any  foreclosed or other  liquidated  mortgage  loan. In each case the guarantee applies whether or not those amounts are actually  received.  The obligations of
Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the United  States or any of its agencies or instrumentalities other than Fannie Mae.

     o Federal Home Loan Mortgage  Corporation  (FHLMC)  Certificates.  FHLMC, a
corporate  instrumentality  of the  United  States,  issues  FHLMC  Certificates representing  interests in mortgage loans.  FHLMC  guarantees to each registered holder of a FHLMC  Certificate  timely  payment of the  amounts  representing  a holder's proportionate share of:

     o interest payments less servicing and guarantee fees,

     o principal prepayments, and

     o  the   ultimate   collection   of  amounts   representing   the  holder's
proportionate  interest in principal  payments on the mortgage loans in the pool represented by the FHLMC  Certificate,  in each case whether or not such amounts are actually received.

     The  obligations of FHLMC under its guarantees  are  obligations  solely of
FHLMC and are not backed by the full faith and credit of the United States.

     |X| Commercial  (Privately-Issued) Mortgage Related Securities. Some of the
Underlying Funds can invest in commercial  mortgage-related securities issued by
private   entities.   Generally  these  are  multi-class  debt  or  pass-through certificates  secured  by  mortgage  loans on  commercial  properties.  They are subject  to the  credit  risk of the  issuer.  These  securities  typically  are structured to provide  protection  to investors in senior  classes from possible losses on the underlying  loans.  They do so by having  holders of  subordinated classes take the first loss if there are defaults on the underlying  loans. They may also be protected to some extent by guarantees,  reserve funds or additional collateralization mechanisms.

     |X|  Asset-Backed  Securities.  Some of the Underlying  Funds may invest in asset-backed  securities.  Asset-backed  securities are fractional  interests in pools of assets,  typically  accounts  receivable  or consumer  loans.  They are issued by trusts or special-purpose  corporations.  These securities are subject to  prepayment  risks and the risk of  default  by the  issuer as well as by the
borrowers  of  the   underlying   loans  in  the  pool.   They  are  similar  to
mortgage-backed securities,  described below, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation  interest in the pools. The pools may  offer a credit  enhancement,  such as a bank  letter of  credit,  to try to reduce the risks that the underlying debtors will not pay their obligations when due.  However,  the enhancement,  if any, might not be for the full par value of the  security.  If the  enhancement  is exhausted  and any required  payments of interest or  repayments  of principal  are not made,  an  Underlying  Fund could suffer losses on its investment or delays in receiving payment.

     The  value of an  asset-backed  security  is  affected  by  changes  in the market's perception of the asset backing the security,  the  creditworthiness of the  servicing  agent for the loan pool,  the  originator  of the loans,  or the financial institution providing any credit enhancement,  and is also affected if
any  credit   enhancement  has  been  exhausted.   The  risks  of  investing  in
asset-backed  securities are ultimately  related to payment of consumer loans by the  individual  borrowers.  As a  purchaser  of an  asset-backed  security,  an
Underlying  Fund would  generally have no recourse to the entity that originated the  loans in the event of  default  by a  borrower.  The  underlying  loans are subject  to  prepayments,  which  may  shorten  the  weighted  average  life  of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs.

     |X|  Money  Market  and  Other  Short-Term  Debt  Obligations.  Some of the
Underlying  Funds  can  invest  in  a  variety  of  high  quality  money  market instruments  and other  short-term  debt  obligations,  under both normal market conditions and for defensive purposes. Money market securities are high-quality,
short-term   debt   instruments   that  are  issued  by  the  U.S.   government,
corporations, banks or other entities. They may have fixed, variable or floating interest  rates.  The  following  is a brief  description  of the types of money market  securities  and short-term  debt  obligations  the Underlying  Funds can invest in.

     |X| Bank  Obligations.  Some of the Underlying Funds can buy time deposits, certificates of deposit and bankers' acceptances. They must be:

     o  obligations  issued or  guaranteed  by a domestic  bank or foreign  bank
(including a foreign  branch of a domestic bank) having total assets of at least
U.S. $1 billion,

     o banker's  acceptances  (which may or may not be  supported  by letters of credit) only if  guaranteed  by a U.S.  commercial  bank with total assets of at least U.S. $1 billion.

     Some  of  the  Underlying   Funds  can  make  time   deposits.   These  are
non-negotiable  deposits in a bank for a specified  period of time.  They may be subject to early withdrawal  penalties.  Time deposits that are subject to early withdrawal  penalties  are subject to an  Underlying  Fund's  limits on illiquid investments.  "Banks" include  commercial  banks,  savings banks and savings and loan associations.

     |X| Commercial Paper. Some of the Underlying Funds can invest in commercial paper if it is rated within the top three rating  categories  of S&P and Moody's or other rating organizations. If the paper is not rated, it may be purchased if the  Underlying  Funds'  manager  determines  that  it is  comparable  to  rated commercial  paper  in  the  top  three  rating  categories  of  national  rating organizations.

     Some of the Underlying  Funds can buy  commercial  paper that is not in the top three rating  categories  (including U.S.  dollar-denominated  securities of foreign  branches of U.S.  banks) if the  commercial  paper is  guaranteed as to principal and interest by a bank,  government or corporation whose  certificates of deposit or commercial paper may otherwise be purchased by an Underlying Fund.

Main Risks of Debt Securities

     In general,  debt  securities  are  subject to two  primary  types of risk:
credit  risk and  interest  rate  risk.  The  values of debt  securities  may be affected  by changes in the  market's  perception  of the  likely  direction  of interest rates and/or the creditworthiness of the entity issuing or guaranteeing a  security.  Their  values  may  also be  affected  by  changes  in  government regulations and tax policies.

     |X| Credit  Risk.  Credit risk relates to the ability of the issuer to meet interest  or  principal  payments  or both  as  they  become  due.  In  general, lower-grade,  higher-yield  bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     Some  of  the  Underlying  Funds'  investments  are  investment-grade  debt securities and U.S. government securities. U.S. government securities,  although unrated,  are generally considered to be equivalent to securities in the highest rating  categories.  Investment-grade  bonds are  bonds  that are rated at least
"Baa" by Moody's  Investors  Service,  Inc.  ("Moody's"),  or at least  "BBB" by
Standard & Poor's Rating  Service  ("S&P") and Fitch,  Inc.  ("Fitch"),  or have comparable ratings by another nationally-recognized rating organization.

     While  securities  rated  "Baa" by  Moody's  or "BBB" by S&P and  Fitch are investment  grade and are not regarded as junk bonds,  those  securities  may be subject to special risks and have some speculative characteristics.  Definitions of the debt security ratings categories of Moody's,  S&P, and Fitch are included in Appendix A to this Statement of Additional Information.

     Some of the Underlying Funds also buy non-investment-grade  debt securities
(commonly referred to as "junk bonds").  "Lower-grade" debt securities are those rated below "investment  grade," which means they have a rating lower than "Baa"
by  Moody's  or lower  than  "BBB" by S&P or Fitch or  similar  ratings by other nationally  recognized  rating  organizations.  If  they  are  unrated,  and are determined by an Underlying  Fund's manager to be of comparable  quality to debt securities rated below investment  grade, they are included in the limitation on the  percentage  of  the  Underlying  Fund's  assets  that  can be  invested  in lower-grade securities.

     |X| Interest Rate Risk.  Interest rate risk refers to the  fluctuations  in value of debt securities  resulting from the inverse  relationship between price and yield.  For example,  an increase in prevailing  interest rates will tend to reduce the market  value of  already-issued  debt  securities,  and a decline in prevailing  interest rates will tend to increase their value. In addition,  debt securities having longer maturities tend to offer higher yields, but are subject to potentially greater fluctuations in value from changes in interest rates than obligations having shorter maturities.

     Fluctuations  in the market value of debt  securities  after an  Underlying
Fund buys them will not affect the interest  income payable on those  securities
(unless the security  pays  interest at a variable  rate pegged to interest rate changes).  However, those price fluctuations will be reflected in the valuations of the securities,  and therefore an Underlying  Fund's net asset values will be affected by those fluctuations.

     |X| Special Risks of Lower-Grade Debt Securities.  Because lower-grade debt securities  tend to offer higher  yields than  investment-grade  securities,  an
Underlying Fund might invest in lower-grade  securities if its manager is trying to  achieve  higher  income.  For  specific  limitations  on  Underlying  Funds'
investments in lower-grade debt securities, refer to the Statement of Additional
Information for each Underlying Fund.

     "Lower-grade"  debt  securities are those rated below  "investment  grade,"
which  means they have a rating  lower than "Baa" by Moody's or lower than "BBB"
by S&P or Fitch, or similar ratings by other rating  organizations.  If they are unrated,  and are determined by an Underlying Fund's manager to be of comparable quality to debt securities  rated below  investment  grade,  they are considered part of the Underlying Fund's portfolio of lower-grade securities. International
Bond and Global  Opportunities  can invest in securities  rated as low as "C" or
"D" or which may be in default at the time such Underlying Fund buys them.

     Some of the special  credit  risks of  lower-grade  securities  include the following: There is a greater risk that the issuer may default on its obligation to pay  interest  or to repay  principal  than in the  case of  investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency.  An overall  decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an  increase in interest  rates  could  severely  disrupt the market for high yield bonds,  adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal.

     To the extent they can be converted into stock,  convertible securities may be less subject to some of the risks of  volatility  than  non-convertible  high yield bonds,  since stock may be more liquid and less  affected by some of these risk factors.

     While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or
Fitch are investment grade and are not regarded as junk bonds,  those securities may be subject to special risks,  and have some speculative  characteristics.  A description  of the debt security  ratings  categories  of the principal  rating organizations  is  included  in  Appendix  A to  this  Statement  of  Additional
Information.

     |X|  Mortgage  Prepayment  and  Extension  Risks.  In periods of  declining interest  rates,  mortgages  are more  likely  to be  prepaid.  As a  result,  a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's  yield.  The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security.  Therefore,  these  securities  may be less  effective  as a means  of
"locking  in"  attractive  long-term  interest  rates,  and they  may have  less potential for  appreciation  during periods of declining  interest  rates,  than conventional bonds with comparable stated maturities.

     Prepayment  risks can lead to  substantial  fluctuations  in the value of a mortgage-related  security. In turn, this can affect the value of the Underlying
Funds' shares. If a  mortgage-related  security has been purchased at a premium, all or part of the  premium  an  Underlying  Fund paid may be lost if there is a decline in the market value of the security,  whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated,  an Underlying Fund may fail to recoup its initial  investment on the security.

     During  periods  of  rapidly   rising   interest   rates,   prepayments  of
mortgage-related  securities  may occur at slower than  expected  rates.  Slower prepayments  effectively  may lengthen a  mortgage-related  security's  expected maturity.  Generally,  that would cause the value of the  security to  fluctuate more widely in responses to changes in interest rates. If the prepayments on the
Underlying  Funds'  mortgage-related  securities were to decrease  broadly,  the
Underlying  Funds' effective  duration and therefore its sensitivity to interest rates, would increase.

Derivative Securities

     Many Underlying Funds can invest in a variety of derivative  investments to seek income,  to seek income for liquidity needs or for hedging  purposes.  Some derivative  investments the Underlying Funds can use are the hedging instruments described below in this Statement of Additional Information. Segregated accounts will be maintained for all derivative  transactions,  to the extent  required by the Investment  Company Act. For specific  limitations on the Underlying  Funds'
investments in derivatives, refer to the Statement of Additional Information for each Underlying Fund.

     Among the derivative investments some of the Underlying Funds can invest in
are  "index-linked"  or  "currency-linked"   notes.  Principal  and/or  interest
payments on index-linked notes depend on the performance of an underlying index.
Currency-indexed  securities are typically short-term or intermediate-term  debt securities.  Their  value at  maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index.  In some cases,  these  securities  may pay an amount at maturity based on a multiple of the amount of the relative  currency  movements.
This  type of index  security  offers  the  potential  for  increased  income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

     Other  derivative  investments some of the Underlying Funds can use include
"debt  exchangeable  for  common  stock"  of an issuer  or  "equity-linked  debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the  issuer or it is  payable  in an  amount  based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount  payable at maturity will be less than the  principal  amount of the debt because the price of the issuer's  common stock might not be as high as the Underlying Funds' manager expected.

     |X| Using Derivatives for Hedging. Many Underlying Funds can use derivative instruments  for  hedging,  even  if  they do not  use  them  in  seeking  their objectives,  to attempt to protect  against  declines in the market value of the
Underlying Funds' portfolios, to permit the Underlying Fund to retain unrealized gains  in the  value of  portfolio  securities  which  have  appreciated,  or to facilitate  selling  securities for investment  reasons,  those Underlying Funds could:

     o sell futures contracts, o buy puts on futures or on securities, or

     o write covered  calls on securities or futures.  Covered calls may also be used to increase certain Underlying Funds' income.

     The  Underlying  Funds can use  hedging  to  establish  a  position  in the
securities   market  as  a  temporary   substitute  for  purchasing   particular
securities.  In that case, the  Underlying  Fund would normally seek to purchase the securities and then terminate the related  hedging  position.  An Underlying
Funds  might  also use that type of hedge to  attempt  to  protect  against  the possibility that its portfolio  securities would not be fully included in a rise in value of the market. To do so an Underlying Fund could:

o        buy futures, or
o        buy calls on futures or on securities.

     The  Underlying  Funds are not obligated to use hedging  instruments,  even though  they may be  permitted  to use them in their  manager's  discretion,  as described  below.  An  Underlying  Fund's  strategy of hedging  with futures and options on futures may be incidental to its  activities in the  underlying  cash market.  The particular  hedging  instruments  the Underlying  Funds can use are described below. The Underlying Funds may employ new derivative  instruments and hedging instruments and strategies when they are developed,  if those investment methods are consistent with the Underlying Funds' investment  objectives and are permissible under applicable regulations governing the Underlying Funds.

     |X|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments requires special skills and knowledge of investment  techniques that are  different  than what is required for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market conditions incorrectly,  hedging  strategies may reduce the Underlying  Fund's return.  The
Underlying  Fund could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

     An Underlying Fund's option activities could affect its portfolio  turnover rate and brokerage commissions.  The exercise of calls written by the Underlying
Fund might cause the Underlying Funds to sell related portfolio securities, thus increasing its turnover  rate.  The exercise by the  Underlying  Fund of puts on securities will cause the sale of underlying  investments,  increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the
Underlying Fund's control, holding a put might cause the Underlying Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

     An  Underlying  Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the  commissions  for direct  purchases or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently,  put and call options offer large  amounts of  leverage.  The  leverage  offered by trading in options could  result in an  Underlying  Fund's net asset value being more  sensitive to changes in the value of the underlying investment.

     If a  covered  call  written  by the  Underlying  Fund is  exercised  on an investment that has increased in value,  the Underlying Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

     An  option  position  may be  closed  out  only on a market  that  provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular  option.  The Underlying
Fund might experience  losses if it could not close out a position because of an illiquid market for the future or option.

     There is a risk in using  short  hedging by selling  futures or  purchasing puts on broadly-based  indices or futures to attempt to protect against declines in the value of the Underlying Fund's portfolio securities. The risk is that the prices of the futures or the applicable  index will correlate  imperfectly  with the  behavior  of the cash  prices  of the  Underlying  Fund's  securities.  For example,  it is  possible  that  while  the  Underlying  Fund has  used  hedging instruments  in a short  hedge,  the market  might  advance and the value of the securities  held in the  Underlying  Fund's  portfolio  might  decline.  If that occurred,  the Underlying  Fund would lose money on the hedging  instruments and also  experience a decline in the value of its  portfolio  securities.  However, while this could occur for a very brief period or to a very small  degree,  over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Underlying  Fund's  portfolio  diverges  from  the  securities  included  in the applicable  index.  To compensate for the imperfect  correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments,  the Underlying Fund might use hedging instruments in a greater  dollar  amount than the dollar  amount of  portfolio  securities  being hedged.  It  might  do so if the  historical  volatility  of the  prices  of the portfolio securities being hedged is more than the historical  volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions,  due to  differences  in the  nature of those  markets.
First,  all participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,   investors  may  close  futures  contracts   through   offsetting
transactions  which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends  on participants entering into offsetting  transactions rather than making or taking delivery. To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced, thus producing  distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     An Underlying  Fund may use hedging  instruments to establish a position in the securities markets as a temporary  substitute for the purchase of individual securities  (long  hedging)  by buying  futures  and/or  calls on such  futures, broadly-based  indices or on securities.  It is possible that when an Underlying
Fund does so the market might decline.  If an Underlying Fund then concludes not to invest in  securities  because  of  concerns  that the market  might  decline further or for other  reasons,  the  Underlying  Fund will realize a loss on the hedging  instruments  that is not  offset  by a  reduction  in the  price of the securities purchased.

     |X|  Futures  Contracts.  Some of the  Underlying  Funds  can buy and  sell futures  contracts  that  relate  to (1)  broadly-based  bond or other  security indices (these are referred to as "financial futures");  (2) commodity contracts
(these are referred to as "commodity  futures");  (3) debt securities (these are referred to as  "interest  rate  futures");  (4) foreign  currencies  (these are referred to as "forward contracts"); (5) individual stock (these are referred to as "single  stock  futures");  (6) bond indices  (these are referred to as "bond index futures");  and (7) broadly-based  stock indices (these are referred to as
"stock index futures"). For specific information on the permitted type of future
contract  for  an  Underlying   Fund,  refer  to  the  Statement  of  Additional
Information for each Underlying Fund.

     A  broadly-based  stock index is used as the basis for trading  stock index futures.  In some  cases,  these  futures may be based on stocks of issuers in a particular  industry  or group of  industries.  A stock index  assigns  relative values to the  securities  included  in the index  and its value  fluctuates  in response to the  changes in value of the  underlying  securities.  A stock index cannot be purchased or sold directly.  Bond index futures are similar  contracts based on the future value of the basket of  securities  that comprise the index.
These contracts obligate the seller to deliver,  and the purchaser to take, cash to settle the futures  transaction.  There is no delivery made of the underlying securities  to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

     An interest rate future  obligates the seller to deliver (and the purchaser to take)  cash or a  specified  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the  position.  Similarly,  a single  stock future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a  specified  equity  security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

     Certain  Underlying Funds may invest a portion of their assets in commodity futures  contracts.  Commodity futures may be based upon commodities within five main  commodity  groups:  (1) energy,  which  includes  crude oil,  natural gas, gasoline and heating oil; (2)  livestock,  which  includes  cattle and hogs; (3)
agriculture,  which includes wheat, corn,  soybeans,  cotton,  coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious  metals,  which  includes gold,  platinum and silver.
Those  Underlying  Funds may  purchase  and sell  commodity  futures  contracts, options on futures  contracts and options and futures on commodity  indices with respect  to these five main  commodity  groups  and the  individual  commodities within each group, as well as other types of commodities.

     No payment is made or received  by an  Underlying  Fund on the  purchase or sale of a future. Upon entering into a futures  transaction,  an Underlying Fund will be  required  to  deposit  an  initial  margin  payment  with  the  futures commission  merchant (the "futures  broker").  Initial  margin  payments will be deposited with an Underlying  Fund's custodian bank in an account  registered in the futures broker's name.  However,  the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on an  Underlying  Fund's books is changed) to reflect  changes in its market value,  subsequent margin payments,  called variation margin, will be paid to or by the futures  broker daily.  At any time prior to expiration of the future,  an  Underlying  Fund may elect to close out its  position  by taking an opposite  position,  at which time a final  determination of variation margin is made and any  additional  cash  must be paid by or  released  to the  Underlying
Funds.  Any loss or gain on the future is then realized by the Underlying  Funds for tax  purposes.  All futures  transactions,  except  forward  contracts,  are effected  through a  clearinghouse  associated  with the  exchange  on which the contracts are traded.

     |X| Options.  Some  Underlying  Funds can buy and sell certain kinds of put options  ("puts") and call options  ("calls").  The Underlying Funds can buy and sell exchange-traded and over-the-counter put and call options,  including index options, securities options, currency options,  commodities options, and options on the  other  types  of  futures  described  in this  Statement  of  Additional
Information.

     |X| Writing (Selling) Covered Call Options. Some Underlying Funds can write
(that is, sell) covered  calls.  If an Underlying  Fund sells a call option,  it must be covered. That means the Underlying Fund must own the security subject to the call while the call is  outstanding,  or, for calls on futures and  indices, the call may be covered by  identifying  liquid assets to enable the  Underlying
Fund  to  satisfy  its  obligations  if the  call  is  exercised.  For  specific limitations on the Underlying Funds'  investments in covered calls, refer to the
Statement of Additional Information for each Underlying Fund.

     When an  Underlying  Fund writes a call on a security,  it receives cash (a premium).  The  Underlying  Fund  agrees to sell the  underlying  security  to a purchaser of a corresponding call on the same security during the call period at a fixed  exercise  price  regardless  of market  price  changes  during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Underlying Fund has the risk of loss  that the  price of the  underlying  security  may  decline during the call  period.  That risk may be offset to some  extent by the premium the Underlying Fund receives. If the value of the investment does not rise above the call price,  it is likely that the call will lapse without being  exercised.
In that case the Underlying Fund would keep the cash premium and the investment.

     When the  Underlying  Fund writes a call on an index,  it receives  cash (a premium). If the buyer of the call exercises it, the Underlying Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of  difference.  If the value of the underlying investment  does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case the Underlying Fund would keep the cash premium.

     The Underlying Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Underlying Fund's escrow agent,  through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the  Underlying  Fund has written calls traded on exchanges or as to other acceptable escrow  securities.  In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Underlying Fund enters into a closing transaction.

     When the Underlying Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will  establish  a  formula  price at which  the  Underlying  Fund will have the absolute right to repurchase  that OTC option.  The formula price will generally be based on a multiple of the premium  received for the option,  plus the amount by which the  option is  exercisable  below the market  price of the  underlying security  (that is,  the option is "in the  money").  When the  Underlying  Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid  securities) the  mark-to-market  value of any OTC option it holds,  unless the option is subject to a buy-back  agreement  by the  executing broker.

     To terminate its obligation on a call it has written,  the Underlying  Fund may  purchase a  corresponding  call in a "closing  purchase  transaction."  The
Underlying  Fund will then realize a profit or loss,  depending upon whether the net of the amount of the option  transaction  costs and the premium  received on the call the  Underlying  Fund  wrote is more or less than the price of the call the Underlying Fund purchases to close out the transaction.  The Underlying Fund may realize a profit if the call  expires  unexercised,  because the  Underlying
Fund will retain the  underlying  security  and the premium it received  when it wrote the call.  Any such profits are  considered  short-term  capital gains for federal income tax purposes.  When  distributed by the Underlying  Fund they are taxable as ordinary  income.  If the  Underlying  Fund  cannot  effect a closing purchase  transaction  due to the  lack of a  market,  it will  have to hold the callable securities until the call expires or is exercised.

     The  Underlying  Fund may also write  calls on a futures  contract  without owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is written,  the Underlying Fund must cover the call by identifying  on it books an  equivalent  dollar  amount  of liquid  assets.  The
Underlying Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future.  Because of this asset coverage requirement,  in no circumstances would the  Underlying  Fund's  receipt of an  exercise  notice as to that future require the Underlying Fund to deliver a futures  contract.  It would simply put the  Underlying  Fund in a short  futures  position,  which is  permitted by the
Underlying Fund's hedging policies.

     |X|  Writing Put  Options.  Some  Underlying  Funds can sell put options on securities,  broadly-based securities indices, foreign currencies and futures. A put option on securities  gives the purchaser the right to sell,  and the writer the  obligation to buy, the  underlying  investment at the exercise price during the option period. For specific limitations on the Underlying Funds' investments in put  options,  refer to the  Statement  of  Additional  Information  for each
Underlying Fund.

     If an  Underlying  Fund  writes a put,  the put must be  covered  by liquid assets  identified on the  Underlying  Fund's books.  The premium the Underlying
Fund  receives from writing a put  represents a profit,  as long as the price of the  underlying  investment  remains equal to or above the exercise price of the put. However,  the Underlying Fund also assumes the obligation during the option period  to buy  the  underlying  investment  from  the  buyer  of the put at the exercise  price,  even if the value of the  investment  falls below the exercise price.

     If a put an Underlying Fund has written expires unexercised, the Underlying
Fund  realizes a gain in the amount of the premium  less the  transaction  costs incurred.  If the  put is  exercised,  the  Underlying  Fund  must  fulfill  its obligation to purchase the  underlying  investment at the exercise  price.  That price will usually  exceed the market value of the  investment  at that time. In that  case,  the  Underlying  Fund may incur a loss if it sells  the  underlying investment.  That  loss  will be  equal  to the  sum of the  sale  price  of the underlying  investment  and the premium  received  minus the sum of the exercise price and any transaction costs the Underlying Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the  Underlying  Fund will deposit in escrow liquid assets  with a  value  equal  to or  greater  than  the  exercise  price  of the underlying securities.  The Underlying Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

     As long as the Underlying Fund's obligation as the put writer continues, it may be assigned an exercise  notice by the  broker-dealer  through which the put was sold.  That notice will require the Underlying  Fund to take delivery of the underlying  security  and pay the exercise  price.  The  Underlying  Fund has no control over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its  obligation  as the  writer  of the put.  That  obligation  terminates  upon expiration of the put. It may also  terminate if, before it receives an exercise notice, the Underlying Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Underlying Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

     An Underlying Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has written or to prevent the underlying  security from being put.  Effecting a closing  purchase  transaction will  also  permit  the  Underlying  Fund to write  another  put  option  on the security,  or to sell the security and use the proceeds  from the sale for other investments.  The  Underlying  Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium  received  from  writing the put option.  Any profits from writing puts are considered  short-term  capital gains for federal tax purposes, and when distributed by the Underlying Fund, are taxable as ordinary income.

     |X|  Purchasing  Puts and  Calls.  Some  Underlying  Funds  can buy puts on securities,  broadly-based  securities indices,  foreign currencies and futures, whether or not they own the underlying investment.  Convertible securities funds may buy only those puts that relate to stocks  including  stocks  underlying the convertible  securities  that the Underlying  Fund owns. When an Underlying Fund purchases a put, it pays a premium  and,  except as to puts on indices,  has the right to sell the underlying  investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

     Buying a put on securities  or futures an Underlying  Fund owns enables the
Underlying  Fund to attempt to protect  itself  during the put period  against a decline in the value of the  underlying  investment  below the exercise price by selling  the  underlying  investment  at the  exercise  price to a  seller  of a corresponding put. If the market price of the underlying  investment is equal to or above the  exercise  price  and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its expiration date. In that case the
Underlying  Fund  will  have  paid the  premium  but lost the  right to sell the underlying  investment.  However,  the Underlying Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

     Buying a put on an investment the Underlying  Fund does not own (such as an index or future)  permits the Underlying Fund either to resell the put or to buy the underlying  investment and sell it at the exercise  price.  The resale price will vary  inversely to the price of the  underlying  investment.  If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

     Some of the Underlying Fund can purchase calls on securities, broadly-based securities  indices,  foreign currencies and futures.  They may do so to protect against the possibility that an Underlying Fund's portfolio will not participate in an anticipated rise in the securities market.  When an Underlying Fund buys a call  (other than in a closing  purchase  transaction),  it pays a premium.  The
Underlying  Fund  then has the  right to buy the  underlying  investment  from a seller of a corresponding  call on the same investment during the call period at a fixed  exercise  price.  For specific  limitations  on the  Underlying  Fund's investments in calls and puts, refer to the Statement of Additional  Information for each Underlying Fund.

     An  Underlying  Fund  benefits only if it sells the call at a profit or if, during the call period,  the market price of the underlying  investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Underlying Fund exercises the call. If the Underlying Fund does not  exercise  the call or sell it (whether  or not at a profit),  the call will become  worthless at its expiration  date. In that case the Underlying Fund will have paid the premium but lost the right to purchase the underlying investment.

     When an Underlying  Fund purchases a put or call on an index or future,  it pays a  premium,  but  settlement  is in cash  rather  than by  delivery  of the underlying investment to the Underlying Fund. Gain or loss depends on changes in the index in question  (and thus on price  movements  in the  securities  market generally)  rather than on price  movements in individual  securities or futures contracts.

     |X|  Buying  and  Selling  Options  on  Foreign  Currencies.  Some  of  the
Underlying  Funds can buy and sell  calls and puts on foreign  currencies.  They include puts and calls that trade on a securities or commodities  exchange or in the  over-the-counter  markets or are quoted by major recognized dealers in such options.  An  Underlying  Fund could use these  calls and puts to try to protect against declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Underlying Fund wants to acquire.

     If their  manager  anticipates  a rise in the  dollar  value  of a  foreign currency in which securities to be acquired are denominated,  the increased cost of those  securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If their manager  anticipates a decline in the dollar value of a foreign  currency,  the  decline  in the  dollar  value of  portfolio securities  denominated  in that currency  might be partially  offset by writing calls or purchasing puts on that foreign currency.  However,  the currency rates could fluctuate in a direction  adverse to the Underlying  Fund's position.  The
Underlying Fund will then have incurred option premium  payments and transaction costs without a corresponding benefit.

     A call an Underlying Fund writes on a foreign  currency is "covered" if the
Underlying Fund owns the underlying  foreign currency covered by the call or has an  absolute  and  immediate  right to acquire  that  foreign  currency  without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon  conversion or exchange of other foreign  currency held in its portfolio.

     The Underlying  Fund could write a call on a foreign  currency to provide a hedge  against  a  decline  in the U.S.  dollar  value of a  security  which the
Underlying Fund owns or has the right to acquire and which is denominated in the currency  underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging"
strategy.  In those  circumstances,  the  Underlying  Fund  covers the option by maintaining and identifying  cash, U.S.  government  securities or other liquid, high grade  debt  securities  in an amount  equal to the  exercise  price of the option.

     |X| Forward  Contracts.  Forward  contracts are foreign  currency  exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed  price.  An  Underlying  Fund may use them to "lock in" the U.S.  dollar price of a security  denominated in a foreign  currency that an Underlying  Fund has bought or sold, or to protect  against  possible  losses from changes in the relative  values of the U.S. dollar and a foreign  currency.  An Underlying Fund may also use "cross-hedging"  where an Underlying Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

     Under a forward contract,  one party agrees to purchase,  and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the  contract  agreed upon by the  parties.  The transaction  price  is set at the time  the  contract  is  entered  into.  These contracts are traded in the inter-bank market conducted  directly among currency traders (usually large commercial banks) and their customers.

     An Underlying Fund may use forward contracts to protect against uncertainty in the level of future  exchange  rates.  The use of forward  contracts does not eliminate the risk of fluctuations in the prices of the underlying securities an
Underlying  Fund owns or intends to acquire,  but it does fix a rate of exchange in  advance.  Although  forward  contracts  may  reduce  the risk of loss from a decline  in the value of the  hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

     When an Underlying  Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Underlying  Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Underlying Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency  involved in the underlying  transaction,  in a fixed amount of U.S.  dollars per unit of the foreign  currency.  This is called a "transaction  hedge." The transaction hedge will protect the  Underlying  Fund against a loss from an adverse  change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared,  and the date on which the payments are made or received.

     An  Underlying  Fund could also use forward  contracts  to lock in the U.S.
dollar value of portfolio positions.  This is called a "position hedge." When an
Underlying  Fund  believes  that foreign  currency  might  suffer a  substantial decline against the U.S. dollar,  it could enter into a forward contract to sell an amount of that foreign currency  approximating the value of some or all of an
Underlying  Fund's portfolio  securities  denominated in that foreign  currency.
When an Underlying Fund believes that the U.S. dollar might suffer a substantial decline against a foreign  currency,  it could enter into a forward  contract to buy  that  foreign  currency  for a  fixed  dollar  amount.  Alternatively,  the
Underlying Fund could enter into a forward contract to sell a different  foreign currency for a fixed U.S. dollar amount if the Underlying Fund believes that the
U.S.  dollar  value of the foreign  currency to be sold  pursuant to its forward contract will fall whenever  there is a decline in the U.S.  dollar value of the currency in which portfolio  securities of the Underlying Fund are  denominated.
That is referred to as a "cross hedge."

     An  Underlying  Fund  will  cover  its short  positions  in these  cases by identifying to its books assets having a value equal to the aggregate  amount of the Underlying  Fund's  commitment under forward  contracts.  An Underlying Fund will not enter  into  forward  contracts  or  maintain  a net  exposure  to such contracts if the  consummation  of the contracts  would  obligate the Underlying
Fund to  deliver  an amount of  foreign  currency  in excess of the value of the
Underlying  Fund's  portfolio  securities  or other assets  denominated  in that currency or another currency that is the subject of the hedge.

     However,  to avoid excess transactions and transaction costs, an Underlying
Fund may maintain a net exposure to forward  contracts in excess of the value of the  Underlying  Fund's  portfolio  securities  or other assets  denominated  in foreign  currencies  if the  excess  amount is  "covered"  by liquid  securities denominated  in any  currency.  The cover must be at least equal at all times to the amount of that excess. As one alternative, an Underlying Fund may purchase a call option  permitting  the  Underlying  Fund to purchase the amount of foreign currency  being hedged by a forward sale  contract at a price no higher than the forward contract price. As another alternative,  an Underlying Fund may purchase a put  option  permitting  the  Underlying  Fund to sell the  amount of  foreign currency  subject to a forward  purchase  contract  at a price as high or higher than the forward contract price.

     The precise  matching of the amounts under forward  contracts and the value of the securities  involved  generally  will not be possible  because the future value  of  securities  denominated  in  foreign  currencies  will  change  as  a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Underlying  Fund's manager might decide to sell the security and deliver foreign  currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign  currency an Underlying Fund is obligated to deliver,  the Underlying
Fund might have to purchase  additional foreign currency on the "spot" (that is, cash) market to settle the security  trade.  If the market value of the security instead  exceeds the amount of foreign  currency an Underlying Fund is obligated to deliver to settle the trade,  the  Underlying  Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

     The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution of a short-term  hedging  strategy is highly uncertain.  Forward contracts involve the risk that anticipated  currency movements  will not be  accurately  predicted,  causing the  Underlying  Fund to sustain losses on these contracts and to pay additional  transactions costs. The use of forward  contracts  in this manner  might  reduce the  Underlying  Fund's performance if there are  unanticipated  changes in currency prices to a greater degree than if the Underlying Fund had not entered into such contracts.

     At or before the maturity of a forward  contract  requiring  an  Underlying
Fund to sell a currency, the Underlying Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency.  In the  alternative the
Underlying Fund might retain the security and offset its contractual  obligation to deliver the currency by purchasing a second contract. Under that contract the
Underlying  Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Underlying Fund might close out a forward  contract  requiring it to purchase a specified  currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first  contract.  The Underlying Fund would realize a gain or loss as a result of entering into such an  offsetting  forward contract under either  circumstance.  The gain or loss will depend on the extent to which the  exchange  rate or rates  between  the  currencies  involved  moved between the execution dates of the first contract and offsetting contract.

     The costs to the Underlying  Fund of engaging in forward  contracts  varies with factors such as the currencies involved,  the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees or  commissions  are involved.  Because these contracts are not traded on an exchange, the Underlying
Fund must evaluate the credit and  performance  risk of the  counterparty  under each forward contract.

     Although  the  Underlying  Funds value their  assets daily in terms of U.S.
dollars, they do not intend to convert their holdings of foreign currencies into
U.S. dollars on a daily basis. The Underlying Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for  conversion,  but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.
Thus, a dealer might offer to sell a foreign currency to the Underlying Funds at one rate,  while  offering a lesser  rate of exchange  if the  Underlying  Funds desire to resell that currency to the dealer.

     |X| Interest Rate Swap Transactions. Some of the Underlying Funds can enter into interest rate swap agreements. In an interest rate swap, an Underlying Fund and another  party  exchange  their right to receive or their  obligation to pay interest  on a  security.  For  example,  they  might  swap the right to receive floating rate payments for fixed rate  payments.  An Underlying  Funds can enter into swaps only on securities that it owns. The Underlying Fund will identify on its books liquid assets (such as cash or U.S.  government  securities)  to cover any  amounts it could owe under  swaps that exceed the amounts it is entitled to receive,  and it  will  adjust  that  amount  daily,  as  needed.  For  specific
limitations  on  the  Underlying  Funds'   investments  in  interest  rate  swap
transactions,  refer  to  the  Statement  of  Additional  Information  for  each
Underlying Fund.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by an Underlying  Fund under a swap  agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default. If the counterparty  defaults,  the Underlying Fund's loss will consist of the net amount of  contractual  interest  payments  that the Fund has not yet received.  The Underlying  Funds' manager will monitor the  creditworthiness  of counterparties  to the Underlying  Funds' interest rate swap  transactions on an ongoing basis.

     Some  Underlying  Funds  can  enter  into swap  transactions  with  certain counterparties pursuant to master netting agreements. A master netting agreement
provides  that  all  swaps  done  between  those   Underlying   Funds  and  that
counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions,  the amount payable on that date in that currency shall be the net amount. In addition,  the master netting agreement may provide that if one party defaults  generally or on one swap,  the  counterparty  may terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average  cost of a  replacement  swap  for  each  swap.  It is  measured  by the mark-to-market  value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the  counterparty's  gain or loss on  termination.  The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

     |X| Total Return Swap Transactions.  Some of the Underlying Funds may enter into total return  swaps.  For specific  limitations  on the  Underlying  Funds'
investments  in  total  return  swaps,  refer  to the  Statement  of  Additional
Information  for each  Underlying  Fund. A swap contract is  essentially  like a portfolio  of forward  contracts,  under  which one party  agrees to exchange an asset (for  example,  bushels of wheat) for another  asset  (cash) at  specified dates in the future. A one-period swap contract  operates in a manner similar to a forward or futures  contract because there is an agreement to swap a commodity for cash at only one  forward  date.  The  Underlying  Funds may  engage in swap transactions that have more than one period and therefore more than one exchange of assets.

     The  Underlying  Funds may invest in total return swaps to gain exposure to the overall commodity  markets.  In a total return commodity swap the Underlying
Funds will receive the price appreciation of a commodity index, a portion of the index, or a single  commodity in exchange for paying an agreed-upon  fee. If the commodity  swap is for one period,  the  Underlying  Funds will pay a fixed fee, established  at the outset of the swap.  However,  if the term of the  commodity swap is more than one period,  with interim swap payments,  the Underlying Funds will pay an  adjustable  or floating  fee.  With a "floating"  rate,  the fee is pegged to a base rate such as the LIBOR, and is adjusted each period. Therefore, if interest rates  increase over the term of the swap  contract,  the Underlying
Funds may be required to pay a higher fee at each swap reset date.

     |X| Swaption  Transactions.  Some of the Underlying  Funds may enter into a swaption transaction,  which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option,  the right, but not the  obligation,  to enter into an interest  rate swap at a preset rate within a specified  period of time,  with the writer of the  contract.  The writer of the contract  receives the premium and bears the risk of unfavorable  changes in the preset rate on the underlying  interest rate swap.  Unrealized  gains/losses  on swaptions are reflected in investment  assets and investment  liabilities in the
Underlying Funds' statement of financial condition.

     |X| Credit Derivatives.  Some of the Underlying Funds may enter into credit default swaps, both directly  ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"),  to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. An Underlying Fund pays a fee to enter into the swap and receives a fixed  payment  during the life of the swap. An Underlying  Fund may take a short  position in the credit  default swap
(also known as "buying credit  protection"),  or may take a long position in the credit default swap note (also known as "selling credit protection").

     An  Underlying  Fund would take a short  position in a credit  default swap
(the "unfunded swap") against a long portfolio  position to decrease exposure to specific  high yield  issuers.  If the short  credit  default  swap is against a corporate issue, the Underlying Fund must own that corporate issue.  However, if the short credit default swap is against sovereign debt, the Underlying Fund may own  either:  (i) the  reference  obligation,  (ii) any  sovereign  debt of that foreign  country,  or (iii)  sovereign  debt of any  country  that  its  manager determines is closely correlated as an inexact bona fide hedge.

     If an Underlying Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal,  or a restructuring),  the Underlying Fund will deliver the defaulted bonds  and the  swap  counterparty  will pay the par  amount  of the  bonds.  An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted  bond, and the fixed payments are then made on the reduced notional amount.

     Taking a long  position in the credit  default swap note (i.e.,  purchasing the "funded  swap") would increase the  Underlying  Fund's  exposure to specific high yield corporate  issuers.  The goal would be to increase  liquidity in that market  sector via the swap note and its  associated  increase  in the number of trading  instruments,  the  number and type of market  participants,  and market capitalization.

     If an  Underlying  Fund takes a long  position in the credit  default  swap note, if there is a credit event the Underlying  Fund will pay the par amount of the bonds and the swap  counterparty will deliver the bonds. If the swap is on a basket of  securities,  the  notional  amount of the swap is  reduced by the par amount  of the  defaulted  bond,  and the  fixed  payments  are then made on the reduced notional amount.

     Other risks of credit  default  swaps include the cost of paying for credit protection if there are no credit events,  pricing  transparency  when assessing the cost of a credit default swap,  counterparty  risk, and the need to fund the delivery  obligation  (either cash or the defaulted bonds,  depending on whether the  Underlying  Fund is long or short the  swap,  respectively).  For  specific limitations on the Underlying Fund's investments in credit derivatives, refer to the Statement of Additional Information for each Underlying Fund.

     |X| "Structured"  Notes.  Some of the Underlying Funds can buy "structured"
notes, which are  specially-designed  derivative debt investments with principal payments or interest  payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be
"structured" by the purchaser (the Underlying Fund) and the borrower issuing the note.

     The principal and/or interest  payments depend on the performance of one or more other  securities or indices,  and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index.  They are subject to both credit and interest rate risks and therefore the Underlying Fund could receive more or less than it originally  invested when the notes  mature,  or it might  receive less  interest  than the stated  coupon payment if the underlying  investment or index does not perform as  anticipated.
Their values may be very  volatile and they may have a limited  trading  market, making  it  difficult  for the  Underlying  Fund to sell  its  investment  at an acceptable price.

     |X| Regulatory Aspects of Certain Derivative  Instruments.  The Commodities
Futures Trading  Commission  (the "CFTC") has eliminated  limitations on futures trading by certain regulated entities including registered  investment companies and consequently registered investment companies may engage in unlimited futures transactions  and options  thereon  provided that the Underlying  Fund claims an exclusion from  regulation as a commodity pool  operator.  The Underlying  Funds have claimed such an exclusion  from  registration  as a commodity pool operator under the Commodity  Exchange Act ("CEA").  The Underlying Funds may use futures and options for hedging and non-hedging  purposes to the extent  consistent with their investment  objective,  internal risk management guidelines adopted by the
Underlying Funds' investment advisor (as they may be amended from time to time), and as otherwise set forth in the Underlying Funds' prospectus or this Statement of Additional Information.

     Transactions in options by the Underlying  Funds are subject to limitations established by the option  exchanges.  The exchanges limit the maximum number of options  that may be written or held by a single  investor or group of investors acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more different  exchanges or through one or more brokers. Thus, the number of options that the Underlying Funds may write or hold may be affected by options  written or held by other  entities,  including other investment  companies  having the same  advisor as the  Underlying  Funds (or an advisor that is an affiliate of the Underlying  Funds'  advisor).  The exchanges also impose position limits on futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Under SEC staff  interpretations  regarding  applicable  provisions  of the
Investment  Company Act, when an Underlying  Funds  purchases a future,  it must segregate cash or readily  marketable  short-term debt  instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to
it. The account must be a segregated  account or accounts held by the Underlying
Fund.

     |X| Tax Aspects of Certain Derivative Instruments. Certain foreign currency exchange  contracts  in which the  Underlying  Funds may invest  are  treated as
"Section  1256  contracts"  under the Internal  Revenue Code of 1986, as amended
(the "Internal Revenue Code").  In general,  gains or losses relating to Section
1256 contracts are  characterized  as 60% long-term and 40%  short-term  capital gains or losses  under  the  Code.  However,  foreign  currency  gains or losses arising from Section 1256  contracts  that are forward  contracts  generally are treated as ordinary income or loss. In addition,  Section 1256 contracts held by the Underlying Funds at the end of each taxable year are "marked-to-market," and unrealized  gains or losses are  treated  as though  they were  realized.  These contracts also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment company  distributions and for other purposes under rules prescribed  pursuant to the Internal Revenue Code. An election can be made by the Underlying Funds to exempt those transactions from this  marked-to-market treatment.

     Certain  forward  contracts the  Underlying  Funds enter into may result in
"straddles"  for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses)  recognized by the Underlying Funds on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle  is allowed  only to the extent  that the loss  exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally  allowed at the point where there is no  unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

     Under the Internal  Revenue Code, the following gains or losses are treated as ordinary income or loss:

     (1) gains or losses  attributable  to  fluctuations  in exchange rates that occur between the time the Underlying Funds accrue interest or other receivables or accrue expenses or other  liabilities  denominated in a foreign  currency and the time the  Underlying  Funds  actually  collect such  receivables or pay such liabilities, and

     (2) gains or losses  attributable to fluctuations in the value of a foreign currency  between the date of  acquisition  of a debt security  denominated in a foreign  currency  or  foreign  currency  forward  contracts  and  the  date  of disposition.

     Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under the
Internal Revenue Code for that trade,  which may increase or decrease the amount of the Underlying  Funds'  investment  income  available for distribution to its shareholders.

Other Investments and Investment Strategies

     In seeking their investment  objectives,  certain Underlying Funds may from time to time use the types of investments  and investment  strategies  described below.  The Underlying Funds are not required to use these  strategies,  and may not use any or all of them.

     |X|  Repurchase  Agreements.  Some  of the  Underlying  Funds  can  acquire securities subject to repurchase agreements.  An Underlying Fund might do so for liquidity  purposes to meet anticipated  redemptions of Fund shares,  or pending the  investment  of the  proceeds  from sales of Fund  shares,  or  pending  the settlement of portfolio  securities  transactions,  or for  temporary  defensive purposes.

     In a repurchase  transaction,  an Underlying Fund buys a security from, and simultaneously  resells it to, an approved vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds the  purchase  price by an amount that reflects an agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have been designated as primary  dealers in government  securities.  They must meet credit requirements set by the Underlying Fund's Manager from time to time.

     The  majority  of these  transactions  run from  day to day,  and  delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase  agreements  having a maturity  beyond  seven days are  subject to an
Underlying Fund's limits on holding illiquid investments.  There is generally no limit on the amount of the  Underlying  Funds' net assets that may be subject to repurchase  agreements  having  maturities  of seven days or less for  defensive purposes.  For specific  limitations  on the  Underlying  Funds'  investments in
securities  subject  to  repurchase  agreements,   refer  to  the  Statement  of
Additional Information for each Underlying Fund.

     Repurchase agreements,  considered "loans" under the Investment Company Act are collateralized by the underlying security.  The Underlying Funds' repurchase agreements  require  that at all times  while  the  repurchase  agreement  is in effect, the value of the collateral must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.  However, if the vendor fails to pay the resale price on the delivery date, the Underlying  Funds may incur costs in disposing of the collateral  and may experience  losses if there is any delay in its ability to do so. The Underlying Funds' manager will monitor the vendor's creditworthiness  to  confirm  that the  vendor  is  financially  sound and will continuously monitor the collateral's value.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission  ("SEC"),  the Underlying Funds, along with other affiliated entities managed by their manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements,  secured by U.S. government securities.  Securities that are pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

     |X| Reverse  Repurchase  Agreements.  Some of the Underlying  Funds can use
reverse  repurchase  agreements on debt  obligations  they own.  Under a reverse repurchase agreement, an Underlying Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an agreed-upon price on an  agreed-upon  date.  The  Underlying  Fund will  identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

     These transactions involve the risk that the market value of the securities sold by the Underlying Fund under a reverse  repurchase  agreement could decline below the price at which the  Underlying  Fund is obligated to repurchase  them.
These  agreements are considered  borrowings by the Underlying  Fund and will be subject to the asset coverage  requirement under the Underlying Fund's policy on borrowing.

     |X|  "When-Issued"  and  "Delayed-Delivery"   Transactions.   Some  of  the
Underlying  Funds may  invest in  securities  on a  "when-issued"  basis and may purchase or sell  securities  on a  "delayed-delivery"  basis.  When-issued  and delayed-delivery  are terms that refer to  securities  whose terms and indenture are  available  and for which a market  exists,  but which are not available for
immediate   delivery.   For  specific   limitations  on  the  Underlying  Fund's
investments in "when-issued" and "delayed-delivery"  transactions,  refer to the
Statement of Additional Information for each Underlying Fund.

     When  such  transactions  are  negotiated,  the price  (which is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the  securities  take place at a later date.  The securities are subject  to change in value from  market  fluctuations  during the period  until settlement.  The value at  delivery  may be less than the  purchase  price.  For example,  changes in interest  rates in a direction  other than that expected by the Manager before  settlement  will affect the value of such securities and may cause a loss to an  Underlying  Fund.  During the period  between  purchase  and settlement,  no  payment  is made by an  Underlying  Fund to the  issuer  and no interest  accrues to the Underlying  Fund from the investment  until it receives the security at settlement.  There is a risk of loss to the  Underlying  Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

     Some of the  Underlying  Funds may engage in  when-issued  transactions  to secure what the Manager  considers to be an advantageous  price and yield at the time the  obligation  is entered  into.  When an  Underlying  Fund enters into a when-issued  or  delayed-delivery  transaction,  it relies on the other party to complete the  transaction.  Its failure to do so may cause an Underlying Fund to lose the  opportunity  to obtain the  security  at a price and yield its manager considers to be advantageous.

     When  an  Underlying  Fund  engages  in  when-issued  and  delayed-delivery transactions,  it does so for the  purpose of  acquiring  or selling  securities consistent with its investment  objective and policies or for delivery  pursuant to options  contracts it has entered into, and not for the purpose of investment leverage.  Although  an  Underlying  Fund will  enter into  delayed-delivery  or when-issued  purchase  transactions to acquire  securities,  it may dispose of a commitment prior to settlement.  If an Underlying Fund chooses to dispose of the right to acquire a when-issued  security prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

     At the time an Underlying  Fund makes the  commitment to purchase or sell a security on a when-issued or delayed-delivery  basis, it records the transaction on its books and reflects the value of the security purchased in determining its net asset value. In a sale transaction,  it records the proceeds to be received.
An  Underlying  Fund will  identify on its books liquid assets at least equal in value to the value of its purchase commitments until it pays for the investment.

     When-issued and delayed-delivery  transactions can be used by an Underlying
Fund as a defensive  technique to hedge against  anticipated changes in interest rates and prices. For instance,  in periods of rising interest rates and falling prices,  an Underlying  Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.
In periods of falling interest rates and rising prices, an Underlying Fund might sell  portfolio  securities  and  purchase the same or similar  securities  on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

     |X| Loans of  Portfolio  Securities.  To raise cash for income or liquidity purposes,  some of the Underlying  Funds can lend their portfolio  securities to brokers,  dealers and other  types of  financial  institutions  approved by each
Underlying  Fund's Board of Trustees or Directors.  For specific  limitations on the Underlying Funds' loans of portfolio  securities,  refer to the Statement of
Additional  Information for each Underlying  Fund. In addition,  these loans are subject  to the  other  conditions  described  in the  Statement  of  Additional
Information of each Underlying Fund.

     There are some risks in connection with securities  lending.  An Underlying
Fund might  experience a delay in receiving  additional  collateral  to secure a loan, or a delay in recovery of the loaned securities if the borrower  defaults.
An Underlying Fund must receive  collateral for a loan. Under current applicable regulatory  requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must  consist  of  cash,  bank  letters  of  credit  or  securities  of the U.S.
government or its agencies or  instrumentalities,  or other cash  equivalents in which an Underlying Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Underlying
Funds if the demand  meets the terms of the  letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Underlying Fund.

     When it lends securities, the Underlying Fund receives amounts equal to the dividends or interest on loaned securities.  It also receives one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on any short-term debt securities  purchased with such loan collateral.
Either type of interest may be shared with the borrower. The Underlying Fund may also pay reasonable  finder's,  custodian and administrative  fees in connection with these loans. The terms of the Underlying  Fund's loans must meet applicable tests in order to receive  beneficial  treatment under the Internal Revenue Code and must permit the Underlying Fund to reacquire loaned securities on five days'
notice or in time to vote on any important matter.

     Some of the  Underlying  Funds  may  lend  their  portfolio  securities  to brokers,  dealers and other  financial  institutions  pursuant to the Securities
Lending  Agreement (the  "Securities  Lending  Agreement") with JP Morgan Chase, subject  to the  restrictions  stated in the  prospectuses  of those  Underlying
Funds.  Under  the  Securities  Lending  Agreement  and  applicable   regulatory
requirements  (which are subject to change),  the loan collateral  must, on each business day, be at least equal to the value of the loaned  securities  and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or  instrumentalities),  or other cash  equivalents  in which those
Underlying  Funds are  permitted  to invest.  To be  acceptable  as  collateral, letters  of credit  must  obligate a bank to pay to JP Morgan  Chase,  as agent, amounts  demanded  by an  Underlying  Fund if the demand  meets the terms of the letter.  Such  terms of the  letter  of  credit  and the  issuing  bank  must be satisfactory  to JP Morgan Chase and the Underlying  Funds.  The Underlying Fund
will receive,  pursuant to the Securities Lending  Agreement,  80% of all annual net income  (i.e.,  net of  rebates to the  Borrower)  from  securities  lending transactions.  JP  Morgan  Chase  has  agreed,  in  general,  to  guarantee  the obligations of borrowers to return loaned  securities and to be responsible  for
expenses  relating  to  securities   lending.   The  Underlying  Funds  will  be
responsible,   however,  for  risks  associated  with  the  investment  of  cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested  defaults.  The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Underlying Funds on 30 days' written notice.  The terms of an Underlying Fund's loans must also meet applicable tests in order to receive  favorable  treatment  under the  Internal  Revenue Code and permit the Underlying Fund to reacquire loaned securities on five business days'
notice or in time to vote on any important  matter. An Underlying Fund will lend its portfolio  securities in conformity with its Securities Lending  Guidelines, as adopted by each Underlying Fund's Board.

     |X| Borrowing for Leverage. The Funds and many of the Underlying Funds have the ability to borrow  from banks,  to invest the  borrowed  funds in  portfolio securities.  This speculative technique is known as "leverage." Currently, under the Investment  Company Act, absent  exemptive  relief, a mutual fund may borrow only from banks and the maximum  amount it may borrow is up to  one-third of its
total  assets   (including  the  amount   borrowed)  less  all  liabilities  and
indebtedness other than borrowing, except that a fund may borrow up to 5% of its total  assets for  temporary  purposes  from any  person.  Under the  Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. If the value of the Funds' or the Underlying  Funds' assets fail to meet the 300% asset coverage  requirement, the Funds or the Underlying  Funds will reduce their bank debt within three days to meet the requirement.  To do so, the Funds or the Underlying Funds might have to sell a portion of their investments at a disadvantageous time.

     The Funds or the  Underlying  Funds will pay interest on their  borrowings, and that  interest  expense will raise the overall  expenses of the Funds or the
Underlying  Funds and reduce their  returns.  If they do borrow,  their expenses will  be  greater  than  comparable  funds  that  do not  borrow  for  leverage.
Additionally,  the Funds or the  Underlying  Funds'  net asset  values per share might fluctuate more than that of funds that do not borrow.

     |X| Illiquid and Restricted  Securities.  Under the policies and procedures established by an Underlying  Fund's Boards of  Trustees/Directors,  the Manager
determines  the liquidity of certain of an  Underlying  Fund's  investments.  To enable an  Underlying  Fund to sell its  holdings of a  restricted  security not registered  under  applicable  securities  laws, the Underlying Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Underlying  Fund with the issuer at the time the Underlying Fund buys the  securities.  When the Underlying Fund must arrange registration  because  the  Underlying  Fund  wishes  to sell  the  security,  a considerable period may elapse between the time the decision is made to sell the security and the time the security is  registered  so that the  Underlying  Fund could sell it. The  Underlying  Fund would bear the risks of any downward  price fluctuation during that period.

     The Underlying Fund may also acquire restricted  securities through private placements.  Those  securities  have  contractual  restrictions  on their public resale.  Those  restrictions may make it more difficult to value them, and might limit an Underlying  Fund's ability to dispose of the securities and might lower the amount the Underlying Fund could realize upon the sale.

     The Underlying Funds have limitations that apply to purchases of restricted securities,  as  stated in their  prospectuses.  Those  percentage  restrictions generally do not limit purchases of restricted  securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933,  as amended  (the  "Securities  Act"),  if those  securities  have been determined to be liquid by the Manager under  Board-approved  guidelines.  Those guidelines  take into account the trading  activity for such  securities and the availability of reliable pricing information, among other factors. If there is a lack of trading  interest in a  particular  Rule 144A  security,  an  Underlying
Fund's holdings of that security may be considered to be illiquid.

     Illiquid  securities  generally include repurchase  agreements  maturing in more  than  seven  days  and  participation  interests  that  do not  have  puts exercisable within seven days.

     |X| Temporary Defensive and Interim Investments.  When market,  economic or political conditions are unstable, or the Funds or the Underlying Funds' manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds and the  Underlying  Funds can invest in a variety of debt  securities for defensive purposes.  The Funds and the Underlying Funds can also purchase these securities for liquidity  purposes to meet cash needs due to the redemption of a Fund or an
Underlying  Fund,  or to hold while  waiting to reinvest  cash received from the sale of  other  portfolio  securities.  For  specific  types  of  securities  an
Underlying  Fund  can  buy  when  assuming  a  temporary  defensive  or  interim investment position,  refer to the Statement of Additional  Information for each
Underlying  Fund.  Examples of temporary  defensive and interim  investments the
Funds may use, and that some of the Underlying Funds may use, include:

     o   high-quality   (rated   in   the   top   two   rating   categories   of
nationally-recognized  rating  organizations  or deemed by the  Manager to be of comparable quality), short-term money market instruments, including those issued by the U.S. Treasury or other government agencies,

     o commercial paper (short-term,  unsecured, promissory notes of domestic or foreign companies),

     o short-term debt obligations of corporate issuers,

     o certificates of deposit and bankers'  acceptances of domestic and foreign banks and savings and loan associations, and

o repurchase agreements.

     These  short-term debt  securities  would be selected for defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Portfolio Turnover

     "Portfolio  turnover"  describes  the  rate  at  which  the  Funds  and the
Underlying  Funds traded  their  portfolio  securities  during their last fiscal year. For example, if the Funds or Underlying Funds sold all of their securities during the year, their portfolio  turnover rate would have been 100%. The Funds'
and Underlying Funds' portfolio turnover rates will fluctuate from year to year, and they may have a portfolio turnover rate of more than 100% annually.

     Increased portfolio turnover may result in higher brokerage and transaction costs for the Underlying Funds, which may reduce their overall performance. Most of the Funds'  portfolio  transactions,  however,  should  involve trades in the
Underlying  Funds that do not entail brokerage  commissions.  The realization of capital gains from selling  portfolio  securities may result in distributions of taxable  long-term  capital gains to shareholders.  The Funds and the Underlying
Funds will normally  distribute  all of the capital gains they realize each year to avoid excise taxes under the Internal Revenue Code.

     Investment  Restrictions  The Funds and each of the  Underlying  Funds have
their  own  "fundamental"  and  "non-fundamental"   investment  restrictions  as
described below. Certain of those restrictions apply only to the extent required by the  Investment  Company  Act,  the rules or  regulations  thereunder  or any exemption therefrom. If the applicable provisions of the Investment Company Act, the rules or regulations or any exemption should change, those restrictions will automatically  reflect  the new  requirements.  Therefore  the  effect  of those fundamental policies may change without notice and without a shareholder vote.

     o Currently,  under the Investment  Company Act, and the Oppenheimer funds'
exemptive order, a fund may borrow only from banks and/or affiliated  investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and  indebtedness  other than  borrowing),  except that a fund may borrow up to 5% of its total assets for temporary  purposes from any person. Under the Investment Company Act, there is a rebuttable  presumption that a loan is  temporary  if it is repaid  within 60 days and not  extended  or renewed.  Interfund borrowing must be consistent with the Fund's exemptive order and its other investment policies.  Also, presently under the Investment Company
Act, a fund may lend its portfolio  securities in an amount not to exceed 33 1/3 percent  of the value of its  total  assets.  The  Investment  Company  Act also
requires  each  registered  fund  to  adopt  a  fundamental   policy   regarding
investments in real estate and/or  commodities.  To the extent that a Fund or an
Underlying  Fund has  restrictions on or not permitted to invest in real estate, real estate related securities and/or  commodities,  that information is set out in the investment  restrictions below.  Presently,  under the Investment Company
Act a registered  mutual fund cannot make any commitment as an  underwriter,  if immediately thereafter the amount of its outstanding  underwriting  commitments, plus  the  value  of its  investments  in  securities  of  issuers  (other  than investment  companies) of which it owns more than ten percent of the outstanding voting securities,  exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the  Securities  Act when  reselling  securities  held in its own portfolio.

     Unless the Prospectus or SAI states that a percentage  restriction  applies on an  ongoing  basis,  it applies  only at the time a Fund makes an  investment
(except in the case of borrowing and  investments  in illiquid  securities).  In that  case a Fund or  Underlying  Fund  need  not  sell  securities  to meet the percentage limits, even if the value of that investment  increases in proportion to the size of its assets.

     |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies of each Fund or Underlying Fund that can be changed only by the vote of a "majority" of such fund's outstanding voting securities.  Under the Investment
Company  Act, a  "majority"  vote is  defined as the vote of the  holders of the lesser of:

     o 67%  or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

     o more than 50% of the outstanding shares.

     Each  Fund's  investment   objective  is  not  a  fundamental  policy.  The
investment   objectives  of  the   Underlying   Funds  may  be   fundamental  or
non-fundamental,  according  to  the  Prospectus  and  Statement  of  Additional
Information of each Underlying Fund. Other policies  described in the Prospectus or this Statement of Additional Information,  of the Funds and/or the Underlying
Funds, are "fundamental"  only if they are identified as such. Each Fund's Board of Trustees and each Underlying Fund's Board of Directors or Trustees can change non-fundamental  policies without  shareholder  approval.  However,  significant changes to the Funds'  investment  policies will be described in  supplements or updates to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Funds'  principal  investment  policies  are  described in the
Prospectus.

     Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Funds:

     o A Fund may not borrow  money,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Funds, as such statute, rules or regulations may be amended or interpreted from time to time.

     o A Fund cannot invest 25% or more of its total assets in any one industry, but may invest more than 25% of its assets in a group of industries.  That limit does not apply to securities issued or guaranteed by the U.S.  government or its agencies and instrumentalities or securities issued by investment companies.

     o A Fund cannot buy securities or other instruments issued or guaranteed by any one  issuer  if more  than 5% of its  total  assets  would  be  invested  in securities or other instruments of that issuer or if it would then own more than
10% of that issuer's voting  securities.  This limitation applies to 75% of each
Funds' total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other  investment  companies.  For  purposes  of this  restriction,  a Fund's investments will be considered be its pro rata portion of each Underlying Fund's portfolio securities.

     o A Fund  cannot  make  loans,  except to the  extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o A Fund cannot invest in real estate,  physical  commodities  or commodity contracts,  except to the extent permitted under the Investment Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o A Fund cannot issue  senior  securities,  except to the extent  permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

     o A Fund may not  underwrite  securities  issued by  others,  except to the extent that such Fund may be considered an underwriter within the meaning of the
Securities Act of 1933, as amended,  when reselling  securities  held in its own portfolio.

     Do the Funds Have Any Restrictions That Are Not Fundamental?  Each Fund has
investment restrictions that are not fundamental policies, which means that they can be changed by vote of a majority of each respective  Underlying Fund's Board of Trustees without shareholder approval. The following investment  restrictions are non-fundamental policies of the Funds:

     o A Fund may not  invest  in  illiquid  securities,  except  to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption  therefrom  that is  applicable to the Funds,  as such statute, rules or  regulations  may be amended  or  interpreted  from time to time.  This restriction  shall not apply to  securities  that  mature  within  seven days or securities  that the Board of Directors of the Fund has otherwise  determined to be liquid pursuant to applicable law.

     Currently, under the Investment Company Act, a mutual fund cannot invest in illiquid  securities  (i.e.,  securities  that cannot be readily  resold or that cannot  otherwise be marketed,  redeemed or put to the issuer or a third party), if at the time of acquisition  more than 15% of its net assets would be invested in such securities.

     Do the Underlying Funds Have Fundamental  Policies?  Each of the Underlying
Funds has its own  fundamental  policies.  Those  policies  may differ  from the fundamental  policies of the Funds or the other Underlying  Funds. The Funds and the  Underlying  Funds each apply their own  policies  with respect to their own portfolio  investments.  The following  investment  restrictions are fundamental policies of the Underlying Funds:

                                             Capital Appreciation Fund

     o Capital Appreciation cannot buy securities or other instruments issued or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of  Capital  Appreciation's  total  assets.  The  limit  does  not  apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Capital Appreciation may not borrow money, except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is applicable to Capital  Appreciation  Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

     o Capital  Appreciation  cannot make loans,  except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  there from that is applicable to Capital  Appreciation  Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

     o Capital Appreciation cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the U.S. government or its agencies and  instrumentalities  or securities issued by investment companies.

     o Capital  Appreciation cannot invest in real estate,  physical commodities or commodity  contracts,  except to the extent  permitted  under the  Investment
Company Act, the rules or regulations thereunder or any exemption therefrom,  as such statute,  rules or regulations  may be amended or interpreted  from time to time.

     o Capital Appreciation cannot underwrite  securities of other companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

     o Capital Appreciation cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                               Champion Income Fund

     o Champion  Income  cannot buy  securities  issued or guaranteed by any one issuer if more than 5% of its total  assets would be invested in  securities  of that  issuer  or if it  would  then own more  than 10% of that  issuer's  voting securities.  That restriction  applies to 75% of Champion Income's total assets.
The limit does not apply to securities  issued by the U.S.  government or any of its agencies or instrumentalities or securities of other investment companies.

     o Champion  Income cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government  or its  agencies  and  instrumentalities.  Under this  policy, utilities are divided into  "industries"  according to the services they provide
(for example,  gas, gas transmission,  electric and telephone  utilities will be considered to be in separate industries).

     o Champion  Income  cannot  borrow money in excess of 33-?% of the value of its total assets.  Champion Income may only borrow from banks and/or  affiliated investment  companies.  Champion  Income  cannot make any  investment  at a time during which its  borrowings  exceed 5% of the value of its total  assets.  With respect to this  fundamental  policy,  Champion  Income  can  borrow  only if it maintains  a 300% ratio of assets to  borrowings  at all times in the manner set forth in the Investment Company Act.

     o  Champion  Income  cannot  make  loans  except  (a)  through  lending  of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds,  provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets  (taken at market value at the time of such loans), and (d) through repurchase agreements.

     o Champion  Income cannot invest in real estate.  However,  Champion Income can purchase debt securities secured by real estate or interests in real estate, or issued by companies,  including real estate investment trusts, that invest in real estate or interests in real estate.

     o Champion  Income cannot  invest in  commodities  or commodity  contracts.
However,  Champion  Income  may  buy and  sell  any of the  hedging  instruments permitted  by  its  other  investment  policies,  whether  or  not  the  hedging instrument  is  considered  a commodity or  commodity  contract,  subject to the restrictions and limitations on such investments  specified in Champion Income's
Prospectus and Statement of Additional Information.

     o  Champion  Income  cannot  underwrite  securities  of  other  issuers.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

     o Champion  Income  cannot  issue  "senior  securities",  but this does not prohibit certain  investment  activities for which assets of Champion Income are designated  as  segregated,  or margin,  collateral or escrow  arrangements  are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                                  Core Bond Fund

     o Core Bond cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in  securities of that issuer or if it would then own more than 10% of that issuer's voting  securities.  This restriction applies to 75% of Core Bond's total assets. The limit does not apply to  securities  issued  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities or securities of other investment companies.

     o Core Bond cannot concentrate its investments (that means it cannot invest
25% or more of its total assets) in any one industry.  Gas, water,  electric and telephone utilities are considered to be separate industries for this purpose.

     o Core Bond cannot make loans except (a) through lending of securities, (b)
through the purchase of debt  instruments or similar  evidences of indebtedness,
(c) through an inter-fund  lending program with other affiliated  funds, and (d)
through repurchase agreements.

     o Core Bond cannot  invest in real estate or real  estate  mortgage  loans.
However,  Core  Bond can  purchase  and sell  securities  issued or  secured  by companies that invest in or deal in real estate or interests in real estate.

     o Core Bond cannot underwrite securities.  A permitted exception is in case it is  deemed  to be an  underwriter  under  the  Securities  Act of  1933  when reselling any securities held in its own portfolio.

     o Core  Bond  cannot  borrow  money in  excess of 33 ?% of the value of its total assets. Core Bond may borrow only from banks and/or affiliated  investment companies. With respect to this fundamental policy, Core Bond can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

     o Core Bond cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities  for which assets of Core Bond are designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                                    Global Fund

     o Global  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. That limitation applies to
75% of Global Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Global Fund cannot make loans,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is  applicable  to  Global  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

     o Global  Fund  cannot  invest  25% or more of its total  assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o Global  Fund  cannot  invest  in real  estate,  physical  commodities  or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules and regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o Global Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     o  Global  Fund  cannot  issue  senior  securities,  except  to the  extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                                    Growth Fund

     o Growth  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of Growth Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Growth Fund cannot make loans,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is  applicable  to  Growth  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

     o Growth Fund may not borrow money,  except as permitted by the  Investment
Company Act, the rules or regulations thereunder or any exemption therefrom that is  applicable  to Growth Fund, as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

     o Growth  Fund  cannot  invest  25% or more of its total  assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o Growth  Fund  cannot  invest  in real  estate,  physical  commodities  or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o Growth Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     o  Growth  Fund  cannot  issue  senior  securities,  except  to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                             International Growth Fund

     o  International  Growth cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total assets  would be invested in  securities of that  issuer or if it would  then own more than 10% of that  issuer's  voting securities.  That restriction applies to 75% of the International Growth's total assets. The limit does not apply to securities issued by the U.S.  government or any of its agencies or instrumentalities.

     o International Growth cannot lend money.  However, it can invest in all or a portion of an issue of bonds,  debentures,  commercial  paper or other similar corporate  obligations,  whether or not they are publicly distributed  (however, the  purchase of  obligations  that are not publicly  distributed  is limited by
International  Growth's policy on holding  restricted and illiquid  securities).
International  Growth  may also lend its  portfolio  securities  subject  to any restrictions  adopted by the Board of  Trustees,  and may enter into  repurchase agreements.

     o International Growth cannot concentrate investments. That means it cannot invest  25% or  more of its  total  assets  in  companies  in any one  industry.
Obligations of the U.S. government,  its agencies and  instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

     o  International  Growth  cannot invest in real estate or interests in real estate. However, International Growth can purchase readily-marketable securities of companies holding real estate or interests in real estate.

     o International  Growth cannot issue senior  securities.  This  restriction does not prevent  International  Growth from  borrowing  money for investment or
emergency  purposes,  or  from  entering  into  margin,   collateral  or  escrow
arrangements permitted by its other investment policies.

     o International Growth cannot underwrite  securities of other companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

     o International Growth cannot invest in commodities or commodity contracts, other than the  hedging  instruments  permitted  by any of its other  investment policies.  It does not matter whether the hedging instrument is considered to be a commodity or commodity contract.

     o  International  Growth  cannot  invest in  companies  for the  purpose of acquiring control or management of them.

     o  International  Growth cannot  purchase  securities  on margin.  However,
International  Growth may make  margin  deposits in  connection  with any of the hedging instruments permitted by any of its other investment policies.

     o International Growth cannot invest in or hold securities of any issuer if officers  and  Trustees  or  Directors  of  International  Growth or the Manager
individually  beneficially  own more  than 1/2 of 1% of the  securities  of that issuer and together own more than 5% of the securities of that issuer.

     o  International  Growth  cannot  mortgage  or  pledge  any of its  assets.
However,  this does not prohibit  the escrow  arrangements  contemplated  by the writing of covered call options or other  collateral or margin  arrangements  in connection  with any of the hedging  instruments  permitted  by any of its other investment policies.

     o  International   Growth  cannot  invest  in  other  open-end   investment
companies.  It  cannot  invest  more  than 5% of its net  assets  in  closed-end investment  companies,  including  small  business  development  companies.  Any brokerage  commissions it pays in investing in closed-end  investment  companies must not exceed normal commission rates. International Value Fund

     o International  Value cannot buy securities or other instruments issued or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of the  International  Value's  total  assets.  The limit  does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o  International  Value cannot make loans,  except to the extent  permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption therefrom that is applicable to International  Value, as such statute, rules or regulations may be amended or interpreted from time to time.

     o International  Value may not borrow money, except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption therefrom that is applicable to International  Value, as such statute, rules or regulations may be amended or interpreted from time to time.

     o International  Value cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the U.S. government or its agencies and instrumentalities.

     o   International   Value  cannot  buy  or  sell  real   estate.   However,
International  Value can  purchase  and sell  securities  issued or  secured  by companies that invest in or deal in real estate or interests in real estate.

     o  International   Value  cannot  buy  or  sell  commodities  or  commodity
contracts. However,  International Value can buy and sell derivative instruments and other hedging instruments,  such as futures contracts,  options,  swaps, and forward contracts.

     o International  Value cannot underwrite  securities of other companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

     o International  Value cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of International  Value are designated as segregated,  or margin,  collateral or escrow arrangements are established,  to cover the related  obligations.  Examples  of those  activities include borrowing money,  reverse repurchase  agreements,  delayed-delivery  and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

                                                 Main Street Fund

     o Main Street cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total  assets  would be  invested in  securities  of that issuer or it would then own more than 10% of that  issuer's  voting  securities.
This limit  applies to 75% of Main  Street's  total  assets.  The limit does not apply to  securities  issued by the U.S.  Government  or any of its  agencies or instrumentalities, or securities of other investment companies.

     o Main Street cannot concentrate  investments.  That means it cannot invest
25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

     o Main Street cannot invest in  commodities.  However,  Main Street can buy and sell any of the hedging instruments  permitted by any of its other policies.
It does not matter if the hedging  instrument is considered to be a commodity or commodity contract.

     o Main Street  cannot invest in real estate or in interests in real estate.
However,  Main Street can purchase  securities of issuers holding real estate or interests  in  real  estate  (including  securities  of real  estate  investment trusts).

     o Main Street cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     o Main Street cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of Main Street are designated as segregated,  or margin,  collateral or escrow  arrangements are established,  to cover the related  obligations.  Examples of those activities  include borrowing
money,   reverse  repurchase   agreements,   delayed-delivery   and  when-issued
arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

     o Main Street  cannot  borrow  money in excess of 33 ?% of the value of its total assets (including the amount  borrowed).  Main Street may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental policy,  Main Street can borrow  only if it  maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of
1940.

     o Main Street cannot make loans except (a) through  lending of  securities,
(b)  through  the  purchase  of  debt   instruments  or  similar   evidences  of
indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds, and (d) through repurchase agreements.

                                           Main Street Opportunity Fund

     o Main Street Opportunity cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets  would be invested in  securities of that  issuer or if it would  then own more than 10% of that  issuer's  voting securities.  This limitation applies to 75% of Main Street  Opportunity's  total assets. The limit does not apply to securities issued by the U.S.  government or any of its  agencies or  instrumentalities  or  securities  of other  investment companies.

     o Main Street  Opportunity  cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds,  provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets  (taken at market value at the time of such loans), and (d) through repurchase agreements.

     o Main Street  Opportunity  cannot  borrow  money in excess of 33 ?% of the value of its total assets.  Main Street  Opportunity  may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy,
Main Street  Opportunity  can borrow only if it maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the  Investment  Company
Act.

     o Main Street  Opportunity cannot  concentrate  investments.  That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

     o Main Street Opportunity cannot invest in physical commodities or physical commodity  contracts or buy  securities  for  speculative  short-term  purposes.
However, Main Street Opportunity can buy and sell any of the hedging instruments permitted  by any of its  other  policies.  It can also  buy and  sell  options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

     o Main Street  Opportunity  cannot invest in real estate or in interests in real estate. However, Main Street Opportunity can purchase securities of issuers holding real estate or interests in real estate  (including  securities  of real estate investment trusts).

     o Main Street Opportunity cannot underwrite  securities of other companies.
A permitted  exception  is in case it is deemed to be an  underwriter  under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

     o Main Street Opportunity  cannot issue "senior  securities," but this does not  prohibit  certain  investment  activities  for which  assets of Main Street
Opportunity  are  designated  as  segregated,  or margin,  collateral  or escrow arrangements  are  established,  to cover the related  obligations.  Examples of
those  activities  include  borrowing  money,  reverse  repurchase   agreements,
delayed-delivery   and  when-issued   arrangements   for  portfolio   securities
transactions,  and contracts to buy or sell  derivatives,  hedging  instruments, options or futures.

                                                    MidCap Fund

     o MidCap  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of MidCap Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o MidCap Fund cannot make loans,  except to the extent  permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is  applicable  to  MidCap  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

     o MidCap  Fund  cannot  invest  25% or more of its total  assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o MidCap Fund cannot underwrite  securities issued by others, except to the extent that a fund may be  considered an  underwriter  within the meaning of the
Securities Act of 1933, as amended,  when reselling  securities  held in its own portfolio.

     o MidCap  Fund  cannot  invest  in real  estate,  physical  commodities  or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o  MidCap  Fund  cannot  issue  senior  securities,  except  to the  extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

                                                  Real Asset Fund

     o Real Asset will not purchase the securities, hybrid instruments and other instruments  of any issuer if, as a result,  25% or more of Real  Asset's  total assets would be invested in the securities of companies whose principal business activities  are in the  same  industry.  This  restriction  does  not  apply  to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured by them.

     However,  Real  Asset  will  invest  25% or more  of its  total  assets  in securities,  hybrid  instruments and other  instruments,  including  futures and forward contracts,  related options and swaps,  linked to the energy and natural resources,  agriculture,  livestock,  industrial  metals,  and  precious  metals industries. The individual components of an index will be considered as separate industries for this purpose.

     o Real Asset will not issue any senior  security.  However,  Real Asset may enter into  commitments to purchase  securities in accordance  with Real Asset's investment program,  including reverse repurchase  agreements,  delayed-delivery and  when-issued  securities,  which may be  considered  the  issuance of senior securities.  Additionally, Real Asset may engage in transactions that may result in  the  issuance  of a  senior  security  to the  extent  permitted  under  the
Investment  Company  Act  and  applicable  regulations,  interpretations  of the
Investment  Company  Act or an  exemptive  order.  Real Asset may also engage in short sales of securities to the extent permitted in its investment  program and other  restrictions.  The  purchase  or  sale  of  hybrid  instruments,  futures contracts and related options shall not be considered to involve the issuance of senior  securities.  Moreover,  Real Asset may borrow money as authorized by the
Investment Company Act.

     o Real Asset will not purchase or sell physical commodities unless acquired as a result of ownership of securities or other  instruments.  This  restriction shall not prevent  Real Asset from  purchasing  or selling  hybrid  instruments, options and futures contracts with respect to individual commodities or indices, or from  investing  in  securities  or  other  instruments  backed  by  physical commodities or indices.

     o Real Asset will not  purchase  or sell real estate  unless  acquired as a result of direct ownership of securities or other instruments.  This restriction shall not prevent Real Asset from  investing in securities or other  instruments backed by real  estate or  securities  of  companies  engaged in the real estate business,  including real estate  investment  trusts.  This restriction does not preclude Real Asset from buying securities backed by mortgages on real estate or securities of companies  engaged in such activities.  Real Asset can also invest in real estate operating companies and shares of companies engaged in other real estate related businesses.

     o Real  Asset  cannot  underwrite  securities  issued by other  persons.  A permitted  exception  is in case it is  deemed  to be an  underwriter  under the
Securities Act of 1933 when reselling securities held in its own portfolio.

     o Real Asset  cannot make loans except (a) through  lending of  securities,
(b)  through  the  purchase  of  debt   instruments  or  similar   evidences  of
indebtedness,  (c) through an inter-fund  lending program with other  affiliated funds,  provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 ?% of the value of its total assets  (taken at market value  at the  time  of such  loans),  and (d)  through  repurchase  agreements.
Currently,  the Investment  Company Act permits (a) lending of  securities,  (b)
purchasing debt securities or similar evidences of indebtedness,  (c) repurchase agreements and (d) interfund lending consistent with Real Asset Fund's exemptive order; or

     o Real  Asset  cannot  borrow  money in excess of 33 ?% of the value of its total assets. Real Asset may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental  policy, Real Asset can borrow only if it maintains a 300% ratio of assets to  borrowings at all times in the manner set forth in the Investment Company Act.  Currently,  the Investment Company Act
permits  a  mutual  fund to  borrow  from  banks  and/or  affiliated  investment companies up to one-third of its total assets  (including the amount  borrowed).
Real Asset may borrow up to 5% of its total assets for  temporary  purposes from any person.  Interfund  borrowing must be consistent with Real Asset's exemptive order.

     Small- & Mid- Cap Value Fund

     o Small- & Mid- Cap Value cannot buy securities or other instruments issued or  guaranteed  by any one issuer if more than 5% of its total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of Small- & Mid- Cap  Value's  total  assets.  The  limit  does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Small- & Mid- Cap Value cannot  invest 25% or more of its total assets in any one industry.  That limit does not apply to securities  issued or guaranteed by the U.S.  government  or its agencies  and  instrumentalities  or  securities issued by investment companies.

     o Small- & Mid- Cap Value may not borrow money,  except as permitted by the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to Small- & Mid- Cap Value, as such statute,  rules or regulations may be amended or interpreted from time to time.

     o  Small-  &  Mid-  Cap  Value  cannot  invest  in  real  estate,  physical commodities or commodity  contracts,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

     o Small- & Mid- Cap Value may not underwrite  securities  issued by others, except that a fund may be  considered an  underwriter  within the meaning of the
Securities Act of 1933, as amended,  when reselling  securities  held in its own portfolio.

     o Small- & Mid- Cap Value  cannot issue  senior  securities,  except to the extent  permitted  under the  Investment  Company Act, the rules or  regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     o Small- & Mid-Cap Value cannot make loans,  except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is  applicable  to  Small- & Mid-Cap  Value,  as such statute, rules or regulations may be amended or interpreted from time to time.

                                               U.S. Government Trust

     o U.S.  Government  cannot buy  securities or other  instruments  issued or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of U.S.  Government's  total assets.  The limit does not apply to securities issued  or  guaranteed  by  the  U.S.  government  or any  of  its  agencies  or instrumentalities or securities of other investment companies.

     o U.S.  Government cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o U.S.  Government  cannot invest in real estate,  physical  commodities or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o U.S.  Government  cannot  issue senior  securities,  except to the extent permitted under the Investment Company Act, the rules or regulations  thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     o U.S. Government may not underwrite securities issued by others, except to the extent that a fund may be  considered an  underwriter  within the meaning of the Securities Act of 1933, as amended,  when reselling  securities  held in its own portfolio.

     o U.S.  Government cannot make loans,  except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom  that is applicable  to U.S.  Government,  as such  statute,  rules or regulations may be amended or interpreted from time to time.

     o U.S.  Government  may not borrow  money,  except to the extent  permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom  that is  applicable to U.S.  Government,  as such statute, rules or regulations may be amended or interpreted from time to time.

                                                    Value Fund

     o  Value  Fund  cannot  buy  securities  or  other  instruments  issued  or guaranteed  by any one  issuer  if more  than 5% of its  total  assets  would be invested in securities or other  instruments  of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to
75% of Value Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

     o Value  Fund  cannot  invest  25% or more of its  total  assets in any one industry.  That limit does not apply to  securities  issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by investment companies.

     o Value Fund cannot make loans,  except to the extent  permitted  under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that  is  applicable  to  Value  Fund,  as  such  statute,  rules  or regulations may be amended or interpreted from time to time.

     o Value Fund may not borrow money, except to the extent permitted under the
Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom  that is  applicable,  as such statute,  rules or  regulations  may be amended or interpreted from time to time.

     o  Value  Fund  cannot  invest  in real  estate,  physical  commodities  or commodity contracts, except to the extent permitted under the Investment Company
Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

     o Value Fund cannot issue senior securities, except to the extent permitted under the  Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations  may be amended or interpreted from time to time.

     o Value Fund cannot  underwrite  securities of other  issuers.  A permitted exception is in case it is deemed to be an underwriter  under the Securities Act of 1933 in reselling its portfolio securities.

     Do the Underlying  Funds Have Any  Restrictions  That Are Not  Fundamental?
Each of the Underlying  Funds has its own investment  restrictions  that are not fundamental policies, which means that they can be changed by vote of a majority of each  respective  Underlying  Fund's  Board of Trustees  without  shareholder approval.  Those policies may differ from the policies of the Funds or the other
Underlying  Funds.  The Funds and the  Underlying  Funds  each  apply  their own policies  with  respect  to  their  own  portfolio  investments.  The  following investment restrictions are non-fundamental  policies of the Underlying Funds as indicated below.

     o None of the  Underlying  Funds  can  invest  in the  securities  of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph  (F) or (G) of section  12(d)(1) of the Investment  Company Act and U.S.  Government  Trust cannot invest in any securities of other  investment companies  except  if it  acquires  them as part of a merger,  consolidation  or acquisition of assets. Global Fund cannot invest in securities of other open-end investment  companies,  except  in  connection  with  a  merger,  consolidation, reorganization  or  acquisition  of  assets,  or invest  more than 5% of its net assets in closed-end investment  companies,  including small business investment companies,  and the commission rates on such investments may not be in excess of normal brokerage commissions.

     o  For  purposes  of  each  applicable  Underlying  Fund's  policy  not  to concentrate its assets,  as described  above and in each  applicable  Underlying
Fund's prospectus and/or Statement of Additional  Information,  those Underlying
Funds  have  adopted  the  non-fundamental  industry  classifications  listed in
Appendix B.

     o U.S. Government and Small- & Mid- Cap Value cannot invest in interests in oil, gas, or other mineral exploration or development programs.

     o U.S.  Government  and  Small- & Mid- Cap Value  will  provide at least 60 days' prior  notice of any change in their  non-fundamental  policies to invest, under normal  circumstances,  at least 80% of net assets (plus the amount of any borrowings used for investment  purposes) in U.S.  government  securities and in
equity   securities  of  small-  and  mid-cap   domestic  and  foreign  issuers,
respectively.

     o MidCap Fund cannot purchase  securities on margin or pledge,  mortgage or hypothecate any of its assets.  However,  it can make margin deposits and escrow arrangements in connection with any of the hedging instruments  permitted by any of its other investment policies. MidCap Fund cannot invest in companies for the purpose  of  acquiring  control  or  management  of  them or  invest  in or hold securities of any issuer if officers and Trustees or directors of MidCap Fund or the Manager individually or beneficially own more than1/2of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

     o  Global  Fund  cannot  sell  securities  short  except  in  "short  sales against-the-box."

     o Small- & Mid- Cap Value cannot make short sales or purchase securities on margin.  However,  Small- & Mid- Cap Value can make  short-term  borrowings when necessary for the clearance of purchases of portfolio securities.

              Disclosure of Portfolio Holdings

     Each Fund has adopted policies and procedures  concerning the dissemination of  information  about its  portfolio  holdings by  employees,  officers  and/or directors of the Manager,  Distributor,  and Transfer Agent.  These policies are designed to ensure that non-public  information  about  portfolio  securities is distributed only for a legitimate business purpose, and is done in a manner that
(a) conforms to applicable  laws and  regulations and (b) is designed to prevent that  information  from  being used in a way that  could  negatively  affect the
Funds'  investment  program or enable third parties to use that information in a manner that is harmful to the Funds.

     o Public  Disclosure.  The  Funds'  portfolio  holdings  are made  publicly available  no later than 60 days  after the close of each of the  Funds'  fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of  Investments  on Form  N-Q,  which  are  publicly  available  at the SEC.  In addition,  the top 10 or  more  holdings  are  posted  on the  OppenheimerFunds'
website  at  www.oppenheimerfunds.com  in the  "Fund  Profiles"  section.  Other general  information about the Funds' portfolio  investments,  such as portfolio composition  by asset  class,  industry,  country,  currency,  credit  rating or maturity, may also be posted with a 15-day lag.

     Until publicly  disclosed,  the Funds' portfolio  holdings are proprietary, confidential business information. While recognizing the importance of providing portfolio  information  to a  variety  of  third  parties  to  assist  with  the management,  distribution and administrative  process, the need for transparency must be  balanced  against  the risk that third  parties  who gain access to the
Funds' portfolio  holdings  information could attempt to use that information to trade ahead of or against the Funds,  which could  negatively  affect the prices the Funds are able to obtain in portfolio  transactions  or the  availability of the securities that the portfolio manager is trading on the Funds' behalf.

     The Manager and its subsidiaries and affiliates,  employees,  officers, and
directors,   shall  neither  solicit  nor  accept  any   compensation  or  other
consideration  (including  any  agreement to maintain  assets in the Funds or in other investment  companies or accounts managed by the Manager or any affiliated person  of the  Manager)  in  connection  with  the  disclosure  of  the  Funds'
non-public portfolio holdings.  The receipt of investment advisory fees or other fees and  compensation  paid to the  Manager  and its  subsidiaries  pursuant to
agreements   approved  by  each   Fund's   Board  shall  not  be  deemed  to  be
"compensation" or "consideration"  for these purposes.  It is a violation of the
Code of Ethics for any covered person to release  holdings in  contravention  of portfolio holdings disclosure policies and procedures adopted by the Funds.

     A list  of the top 10 or  more  portfolio  securities  holdings  (based  on invested  assets),  listed by security or by issuer, as of the end of each month may be disclosed to third parties  (subject to the  procedures  below) no sooner than 15 days after month-end.

     Except under special limited circumstances discussed below, month-end lists of the Funds'  complete  portfolio  holdings  may be  disclosed  no sooner  than
30-days after the relevant  month-end,  subject to the procedures  below. If the
Funds' complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

     o The  third-party  recipient  must first submit a request for release of a
Fund's holdings, explaining the business reason for the request;

     o Senior  officers  (a Senior  Vice  President  or above) in the  Manager's
Portfolio and Legal  departments must approve the completed  request for release of a Fund's holdings; and

     o The  third-party  recipient  must sign the Manager's  portfolio  holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly  available  regarding the Funds' holdings  confidential and agreeing not to trade directly or indirectly based on the information.

     The Funds'  complete  portfolio  holdings  positions may be released to the following  categories of entities or individuals  on an ongoing basis,  provided that such entity or  individual  either (1) has signed an agreement to keep such information  confidential  and not trade on the basis of such information or (2)
is subject to fiduciary obligations,  as a member of each Fund's Board, or as an employee,  officer  and/or  director of the  Manager,  Distributor,  or Transfer
Agent,  or their  respective  legal  counsel,  not to disclose such  information except in conformity  with these  policies and  procedures  and not to trade for his/her personal account on the basis of such information:

     o Employees of each Fund's Manager, Distributor and Transfer Agent who need to have access to such  information  (as  determined by senior  officers of such entity), o Each Fund's certified public  accountants and independent  registered public  accounting  firm, o Members of each Fund's  Board and the Board's  legal counsel, o The Funds' custodian bank, o A proxy voting service designated by the
Funds  and its  Board,  o  Rating/ranking  organizations  (such  as  Lipper  and
Morningstar),  o Fund  pricing  services  retained  by the  Manager  to  provide portfolio security prices, and o Dealers,  to obtain bids (price quotations,  if securities are not priced by each Fund's regular pricing services).

     Portfolio holdings information of the Funds may be provided,  under limited circumstances,  to  brokers  and/or  dealers  with whom the Funds  trade  and/or
entities  that  provide  investment   coverage  and/or  analytical   information
regarding the Funds' portfolios,  provided that there is a legitimate investment reason for  providing  the  information  to the broker,  dealer or other entity.
Month-end portfolio holdings information may, under this procedure,  be provided to vendors providing research information and/or analytics to the Funds, with at least a 15-day delay after the month end,  but in certain  cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested  investment  information  to the Manager to facilitate a particular trade or the portfolio  manager's  investment  process for the Funds.  Any third party  receiving  such  information  must  first  sign the  Manager's  portfolio
holdings   non-disclosure   agreement  as  a  pre-condition  to  receiving  this
information.

     Portfolio holdings information (which may include information on individual securities  positions  or multiple  securities)  may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio  trading,  and (2) by the members of the Manager's  Security Valuation
Group and Accounting  Departments in connection with portfolio  pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and sales),

     o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Funds are not priced by the Funds' regular pricing services),\

     o Dealers to obtain price  quotations where the Funds are not identified as the owner.

     Portfolio holdings  information (which may include  information on a Funds'
entire  portfolio or  individual  securities  therein) may be provided by senior officers  of the  Manager  or  attorneys  on the  legal  staff  of the  Manager,
Distributor, or Transfer Agent, in the following circumstances:

     o Response to legal  process in  litigation  matters,  such as responses to subpoenas  or in  class  action  matters  where  the  Funds  may be  part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

     o Response to regulatory  requests for  information  (the SEC, NASD,  state securities regulators, and/or foreign securities authorities,  including without limitation  requests for  information in  inspections or for position  reporting purposes),

     o To potential  sub-advisors  of  portfolios  (pursuant to  confidentiality agreements),

     o To consultants for retirement plans for plan  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

     o Investment  bankers in connection  with merger  discussions  (pursuant to confidentiality agreements).

     Portfolio  managers and analysts may, subject to the Manager's  policies on communications with the press and other media, discuss portfolio  information in interviews  with members of the media,  or in due diligence or similar  meetings with clients or prospective  purchasers of the Funds' shares or their  financial intermediary representatives.

     The Funds' shareholders may, under unusual circumstances (such as a lack of liquidity  in the Funds'  portfolio  to meet  redemptions),  receive  redemption proceeds of their Fund shares paid as pro rata shares of securities  held in the applicable Fund's  portfolio.  In such  circumstances,  disclosure of the Funds'
portfolio holdings may be made to such shareholders.

     The Chief  Compliance  Officer  (the  "CCO") of the Funds and the  Manager,
Distributor,  and  Transfer  Agent  shall  oversee  compliance  by the  Manager,
Distributor,  Transfer  Agent,  and their  personnel  with  these  policies  and procedures. At least annually, the CCO shall report to each Fund's Board on such compliance  oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these  policies.  The CCO shall report to each Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make  recommendations  to the Board as to any amendments  that the CCO  believes are  necessary  and  desirable  to carry out or improve  these policies and procedures.

     The Manager and/or the Funds have entered into ongoing arrangements to make available  information about the Funds' portfolio  holdings.  One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons                  Fortis Securities                      Nomura Securities
ABG Securities                           Fox-Pitt, Kelton                       Pacific Crest
ABN AMRO                                 Friedman, Billing, Ramsey              Pacific Crest Securities
Advest                                   Fulcrum Global Partners                Pacific Growth Equities
AG Edwards                               Garp Research                          Petrie Parkman
American Technology Research             George K Baum & Co.                    Pictet
Auerbach Grayson                         Goldman                                Piper Jaffray Inc.
Banc of America Securities               Goldman Sachs                          Plexus
Barclays                                 HSBC                                   Prager Sealy & Co.
Baseline                                 HSBC Securities Inc                    Prudential Securities
Bear Stearns                             ING Barings                            Ramirez & Co.
Belle Haven                              ISI Group                              Raymond James
Bloomberg                                Janney Montgomery                      RBC Capital Markets
BNP Paribas                              Jefferies                              RBC Dain Rauscher
BS Financial Services                    Jeffries & Co.                         Research Direct
Buckingham Research Group                JP Morgan                              Robert W. Baird
Caris & Co.                              JP Morgan Securities                   Roosevelt & Cross
CIBC World Markets                       JPP Eurosecurities                     Russell Mellon
Citigroup                                Keefe, Bruyette & Woods                Ryan Beck & Co.
Citigroup Global Markets                 Keijser Securities                     Sanford C. Bernstein
Collins Stewart                          Kempen & Co. USA Inc.                  Scotia Capital Markets
Craig-Hallum Capital Group LLC           Kepler Equities/Julius Baer Sec        SG Cowen & Co.
Credit Agricole Cheuvreux N.A. Inc.      KeyBanc Capital Markets                SG Cowen Securities
Credit Suisse First Boston               Leerink Swan                           Soleil Securities Group
Daiwa Securities                         Legg Mason                             Standard & Poors
Davy                                     Lehman                                 Stone & Youngberg
Deutsche Bank                            Lehman Brothers                        SWS Group
Deutsche Bank Securities                 Lipper                                 Taylor Rafferty
Dresdner Kleinwort Wasserstein           Loop Capital Markets                   Think Equity Partners
Emmet & Co                               MainFirst Bank AG                      Thomas Weisel Partners
Empirical Research                       Makinson Cowell US Ltd                 UBS
Enskilda Securities                      Maxcor Financial                       Wachovia
Essex Capital Markets                    Merrill                                Wachovia Corp
Exane BNP Paribas                        Merrill Lynch                          Wachovia Securities
Factset                                  Midwest Research                       Wescott Financial
Fidelity Capital Markets                 Mizuho Securities                      William Blair
Fimat USA Inc.                           Morgan Stanley                         Yieldbook
First Albany                             Morningstar
First Albany Corporation                 Natexis Bleichroeder
Fixed Income Securities                  Ned Davis Research Group

         How the Funds Are Managed

     Organization and History.  The Funds are open-end,  diversified  management investment companies with an unlimited number of authorized shares of beneficial interest.  The Funds were organized as Massachusetts  business trusts on June 5,
2006.

     |X| Classes of Shares.  The Trustees are  authorized,  without  shareholder approval,  to create  new series and  classes of shares to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Funds. Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     Each Fund currently has five classes of shares:  Class A, Class B, Class C,
Class N and Class Y. All classes invest in the same investment  portfolio.  Only retirement  plans  may  purchase  Class N  shares.  Only  certain  institutional investors may purchase Class Y shares. Each class of shares:

o        has its own dividends and distributions,

o        pays certain expenses which may be different for the different classes,

o        may have a different net asset value,

     o may have  separate  voting  rights on matters in which  interests  of one class are different from  interests of another class,  and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to the  vote of  shareholders.  Each  share of a Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

     |X| Meetings of Shareholders.  As a Massachusetts business trust, each Fund is not required to hold, and does not plan to hold,  regular annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing  of  two-thirds  of the  outstanding  shares of the  Funds,  to remove a
Trustee or to take other action described in the Funds' Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the applicable  Fund's  shareholder  list  available to the applicants or mail their communication  to  all  other  shareholders  at  the  applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or  more  or constituting  at least 1% of such Fund's  outstanding  shares.  The Trustees may also take other action as permitted by the Investment Company Act.

     |X| Shareholder  and Trustee  Liability.  Each Fund's  Declaration of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Funds'  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Funds' property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Funds shall assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Funds and shall  satisfy any  judgment on that claim.
Massachusetts  law permits a shareholder of a business trust (such as the Funds)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable  as a  "partner"  of a Fund is  limited  to the  relatively  remote circumstance in which such Fund would be unable to meet its obligations.

     Each Fund's  contractual  arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of  Trustees  and  Oversight  Committees.  Each Fund is governed by a
Board  of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders under Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Funds'  activities,  review its performance,  and review the actions of the Manager.

     The Board of Trustees  has an Audit  Committee,  a  Regulatory  & Oversight
Committee, a Governance Committee and a Proxy Committee.  Each of the committees is comprised solely of Independent Trustees.

     The members of the Audit Committee are Joel W. Motley  (Chairman),  Mary F.
Miller,  Kenneth A. Randall and Joseph M. Wikler. The Audit Committee  furnishes the Board with recommendations regarding the selection of the Fund's independent registered  public  accounting  firm  (also  referred  to  as  the  "independent
Auditors").  Other main functions of the Audit  Committee  outlined in the Audit
Committee Charter,  include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports  from the Fund's  independent  Auditors  regarding  the Fund's  internal accounting  procedures and controls;  (iii) reviewing reports from the Manager's
Internal Audit  Department;  (iv)  maintaining a separate line of  communication between  the Fund's  independent  Auditors  and the  Independent  Trustees;  (v)
reviewing  the  independence  of  the  Fund's  independent  Auditors;  and  (vi)
pre-approving  the  provision of any audit or  non-audit  services by the Fund's independent  Auditors,  including tax services,  that are not  prohibited by the
Sarbanes-Oxley  Act, to the Fund,  the Manager  and  certain  affiliates  of the
Manager.

     The members of the  Regulatory  & Oversight  Committee  are Robert G. Galli
(Chairman),  Matthew P. Fink, Phillip A. Griffiths,  Joel W. Motley and Brian F.
Wruble. The Regulatory & Oversight  Committee evaluates and reports to the Board on the Fund's contractual  arrangements,  including the Investment  Advisory and
Distribution Agreements,  transfer agency and shareholder service agreements and custodian  agreements as well as the policies and procedures adopted by the Fund to comply with the Investment  Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

     The  members  of  the   Governance   Committee  are  Phillip  A.  Griffiths
(Chairman),  Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold. The
Governance Committee reviews the Fund's governance  guidelines,  the adequacy of the Fund's  Codes of  Ethics,  and  develops  qualification  criteria  for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance Committee's Charter.

     The  Governance  Committee's  functions  also  include  the  selection  and nomination  of  Trustees,  including  Independent  Trustees  for  election.  The
Governance  Committee may, but need not, consider the advice and  recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance  Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance  Committee will consider  nominees  recommended by Independent  Board members or  recommended  by any other  Board  members  including  Board  members affiliated  with the Fund's  Manager.  The Governance  Committee may, upon Board approval,  retain an  executive  search  firm to assist in  screening  potential candidates.  Upon Board  approval,  the  Governance  Committee  may also use the services of legal,  financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing  their  submission to the offices of OppenheimerFunds,  Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008,  to the attention of the Board of Trustees of the applicable Fund, c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  SEC rules.  The  Governance  Committee  also  considers  whether the individual's background,  skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no  differences in the manner in which the  Governance  Committee  evaluates nominees  for  trustees  based  on  whether  the  nominee  is  recommended  by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective  and skills  necessary  to  effectively  advance  the  interests  of shareholders.

     The members of the Proxy Committee are Russell S. Reynolds, Jr. (Chairman),
Matthew P. Fink and Mary F. Miller.  The Proxy Committee provides the Board with recommendations  for the proxy voting of portfolio  securities held by the Funds and monitors proxy voting by the Funds.

     Trustees  and  Officers of the Funds.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals            Oppenheimer International Growth Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer International Small Company Fund
Oppenheimer Balanced Fund                  Oppenheimer International Value Fund
Oppenheimer California Municipal Fund      Oppenheimer Limited Term California
                                                   Municipal Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Discovery Fund                 Oppenheimer Portfolio Series
Oppenheimer Dividend Growth Fund           Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund           Oppenheimer Select Value Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Series Fund, Inc.
Oppenheimer Enterprise Fund                OFI Tremont Core Strategies Hedge Fund
Oppenheimer Global Fund                   OFI Tremont Market Neutral Hedge Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Gold & Special
        Minerals Fund                  Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Growth Fund                Oppenheimer U.S. Government Trust
Oppenheimer International Diversified Fund

     In addition to being a Board  member of each of the Board I Funds,  Messrs.
Galli and  Wruble are  directors  or  trustees  of ten other  portfolios  in the
OppenheimerFunds complex.

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Funds,  the Manager and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase  Class A shares of the Funds  and the  other  Oppenheimer  funds at net asset value without  sales charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Wolfgruber,  Schadt, Webman, Gillespie, Murphy, Petersen, Szilagyi,
Vandehey,  Wixted and Zack and Mss.  Bloomberg  and Ives who are officers of the
Funds,  hold the same offices with one or more of the other Board I Funds. As of the  date of  this  Statement  of  Additional  Information,  the  Funds  had not
commenced operations and therefore none of the Trustees or officers owned shares of any of the Funds. In addition,  none of the Independent  Trustees (nor any of their  immediate  family  members) owns  securities of either the Manager or the
Distributor  of the  Board I  Funds  or of any  entity  directly  or  indirectly controlling,  controlled  by or under  common  control  with the  Manager or the
Distributor.

     Biographical  Information.  The Trustees and officers, their positions with the Fund,  length of service in such  position(s) and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised Funds"). The address of each independent Trustee in the chart below is 6803 S. Tucson Way, Centennial,  Colorado 80112-3924. Each Trustee serves for an  indefinite  term,  or until  his or her  resignation,  retirement,  death or removal.

--------------------------------------------------------------------------------------------------------------------------------
                                                     Independent Trustees
--------------------------------------------------------------------------------------------------------------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Name, Position(s) Held with   Principal Occupation(s) During the Past 5 Years; Other                 Aggregate Dollar Range Of
the Fund, Length of           Trusteeships/Directorships Held; Number of Portfolios in the Fund      Shares Beneficially Owned
Service, Age                  Complex Currently Overseen                                                in Supervised Funds
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
                                                                                                       As of December 31, 2005
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Clayton K. Yeutter,           Director of American Commercial Lines (barge company) (since January   Over $100,000
Chairman of the Board of      2005); Attorney at Hogan & Hartson (law firm) (since June 1993);
Trustees and                  Director of Covanta Holding Corp. (waste-to-energy company) (since
Trustee since 2006            2002); Director of Weyerhaeuser Corp. (1999-April 2004); Director of
Age: 75                       Caterpillar, Inc. (1993-December 2002); Director of ConAgra Foods
                              (1993-2001); Director of Texas Instruments (1993-2001); Director of
                              FMC Corporation (1993-2001). Oversees 38 portfolios in the
                              OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Matthew P. Fink,              Trustee of the Committee for Economic Development (policy research     None
Trustee since 2006            foundation) (since 2005); Director of ICI Education Foundation
Age: 65                       (education foundation) (since October 1991); President of the
                              Investment Company Institute (trade association) (October 1991-June
                              2004); Director of ICI Mutual Insurance Company (insurance company)
                              (October 1991-June 2004). Oversees 38 portfolios in the
                              OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Robert G. Galli,              A director or trustee of other Oppenheimer funds. Oversees 48          Over $100,000
Trustee since 2006            portfolios in the OppenheimerFunds complex.
Age: 72
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Phillip A. Griffiths,         Distinguished Presidential Fellow for International Affairs (since     Over $100,000
Trustee since 2006            2002) and Member (since 1979) of the National Academy of Sciences;
Age: 67                       Council on Foreign Relations (since 2002); Director of GSI Lumonics
                              Inc. (precision medical equipment supplier) (since 2001); Senior
                              Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of
                              Science Initiative Group (since 1999); Member of the American
                              Philosophical Society (since 1996); Trustee of Woodward Academy
                              (since 1983); Foreign Associate of Third World Academy of Sciences;
                              Director of the Institute for Advanced Study (1991-2004); Director
                              of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                              University (1983-1991). Oversees 38 portfolios in the
                              OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Mary F. Miller,               Trustee of the American Symphony Orchestra (not-for-profit) (since     None
Trustee since 2006            October 1998); and Senior Vice President and General Auditor of
Age: 63                       American Express Company (financial services company) (July
                              1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Joel W. Motley,               Director of Columbia Equity Financial Corp. (privately-held            Over $100,000
Trustee since 2006            financial adviser) (since 2002); Managing Director of Carmona
Age: 53                       Motley, Inc. (privately-held financial adviser) (since January
                              2002); Managing Director of Carmona Motley Hoffman Inc.
                              (privately-held financial adviser) (January 1998-December 2001);
                              Member of the Finance and Budget Committee of the Council on Foreign
                              Relations, the Investment Committee of the Episcopal Church of
                              America, the Investment Committee and Board of Human Rights Watch
                              and the Investment Committee of Historic Hudson Valley. Oversees 38
                              portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Kenneth A. Randall,           Director of Dominion Resources, Inc. (electric utility holding         Over $100,000
Trustee since 2006            company) (February 1972-October 2005); Former Director of Prime
Age: 78                       Retail, Inc. (real estate investment trust), Dominion Energy Inc.
                              (electric power and oil & gas producer), Lumberman's Mutual Casualty
                              Company, American Motorists Insurance Company and American
                              Manufacturers Mutual Insurance Company; Former President and Chief
                              Executive Officer of The Conference Board, Inc. (international economic and business research). Oversees 38 portfolios in the
                              OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Russell S. Reynolds, Jr.,     Chairman of The Directorship Search Group, Inc. (corporate             Over $100,000
Trustee since 2006            governance consulting and executive recruiting) (since 1993); Life
Age: 74                       Trustee of International House (non-profit educational
                              organization); Founder, Chairman and Chief Executive Officer of
                              Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan
                              & Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force
                              (1954-1958). Oversees 38 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Joseph M. Wikler,             Director of the following medical device companies: Medintec (since    $50,001-$100,000
Trustee since 2006            1992) and Cathco (since 1996); Director of Lakes Environmental
Age: 65                       Association (since 1996); Member of the Investment Committee of the
                              Associated Jewish Charities of Baltimore (since 1994); Director of
                              Fortis/Hartford mutual funds (1994-December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Peter I. Wold,                President of Wold Oil Properties, Inc. (oil and gas exploration and    Over $100,000
Trustee since 2006            production company) (since 1994); Vice President, Secretary and
Age:  58                      Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc.
                              (talc mining) (since 1999); Managing Member of Hole-in-the-Wall
                              Ranch (cattle ranching) (since 1979); Director and Chairman of the
                              Denver Branch of the Federal Reserve Bank of Kansas City
                              (1993-1999); and Director of PacifiCorp. (electric utility)
                              (1995-1999). Oversees 38 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Brian F. Wruble,              General Partner of Odyssey Partners, L.P. (hedge fund) (since          Over $100,000
Trustee since 2006            September 1995); Director of Special Value Opportunities Fund, LLC
Age: 62                       (registered investment company) (since September 2004); Member of
                              Zurich Financial Investment Advisory Board (insurance) (since
                              October 2004); Board of Governing Trustees of The Jackson Laboratory
                              (non-profit) (since August 1990); Trustee of the Institute for
                              Advanced Study (non-profit educational institute) (since May 1992);
                              Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of
                              Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard
                              College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------

Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a
Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

--------------------------------------------------------------------------------------------------------------------------------
                                                Interested Trustee and Officer
--------------------------------------------------------------------------------------------------------------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
Name, Position(s) Held with   Principal Occupation(s) During the Past 5 Years; Other                 Aggregate Dollar Range Of
the Funds, Length of          Trusteeships/Directorships Held; Number of Portfolios in the Fund      Shares Beneficially Owned
Service, Age                  Complex Currently Overseen                                                in Supervised Funds
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
                                                                                                       As of December 31, 2005
----------------------------- ---------------------------------------------------------------------- ---------------------------
----------------------------- ---------------------------------------------------------------------- ---------------------------
John V. Murphy,               Chairman, Chief Executive Officer and Director (since June 2001) and   Over $100,000
Trustee since 2006 and        President (since September 2000) of the Manager; President and a
President and Principal       director or trustee of other Oppenheimer funds; President and
Executive Officer since 2006  Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's
Age: 56                       parent holding company) and of Oppenheimer Partnership Holdings,
                              Inc. (holding company subsidiary of the Manager) (since July 2001);
                              Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                              Manager) (since November 2001); Chairman and Director of Shareholder
                              Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and
                              Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                              Institutional Asset Management, Inc., Centennial Asset Management
                              Corporation, Trinity Investment Management Corporation and Tremont
                              Capital Management, Inc. (since November 2001), HarbourView Asset
                              Management Corporation and OFI Private Investments, Inc. (since July
                              2001); President (since November 1, 2001) and Director (since July
                              2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                              President of Massachusetts Mutual Life Insurance Company (OAC's
                              parent company) (since February 1997); Director of DLB Acquisition
                              Corporation (holding company parent of Babson Capital Management
                              LLC) (since June 1995); Member of the Investment Company Institute's
                              Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of
                              MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of
                              C.M. Life Insurance Company (September 1999-August 2000); President,
                              Chief Executive Officer and Director of MML Bay State Life Insurance
                              Company (September 1999-August 2000); Director of Emerald Isle
                              Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of
                              Emerald Isle Bancorp) (June 1989-June 1998). Oversees 86 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------------------- ---------------------------

The addresses of the Officers in the chart below is as follows: for Messrs. Gillespie, Schadt, Webman,
Wolfgruber, and Zack, and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
10281-1008, for Messrs. Petersen, Szilagyi, Vandehey, and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO
80112-3924. Each Officer serves for an indefinite term or until his or her earlier resignation, retirement, death or removal.

----------------------------------------------------------------------------------------------------------------------------
                                                Other Officers of the Funds
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Name, Position(s) Held with the Funds,     Principal Occupation(s) During Past 5 Years
Length of Service, Age
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Kurt Wolfgruber                            Executive Vice President of the Manager since March 2003 and Chief Investment
Vice  President  and  Portfolio   Manager  Officer and Director of the Manager since July 2003 of the Manager.  He has
since 2006                                 been Director of HarbourView Asset Management Corporation and of OFI
Age: 54                                    Institutional Asset Management, Inc. since June 2003 and of Tremont Capital
                                           Management, Inc. since October 2001.  He is also an officer of 8 other portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Rudi W. Schadt,                            Vice President, Director of Research in Product Design and Risk Management of
Vice President and Portfolio Manager       the Manager and an officer of 7 portfolios in the OppenheimerFunds complex.
since 2006                                 Prior to joining the Manager in February 2002, he was a Director and Senior
Age: 47                                    Quantitative Analyst from 2000 through 2001 at UBS Asset Management prior to which he was an Associate Director and Senior Researcher and Portfolio Manager
                                           from June 1997 at State Street Global Advisors.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Jerry Webman                               Senior Vice President of the Manager since February 1996 and a Senior
Vice  President  and  Portfolio   Manager  Investment Officer and Director of the Manager's Fixed Income Investments since
since 2006                                 1999 and Senior Vice President of HarbourView Asset Management Corporation
Age: 55                                    since May 1999.  He is also an officer of 8 other portfolios in the
                                           OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Mark S. Vandehey,                          Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief Compliance        2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2006                         Management Corporation and Shareholder Services, Inc. (since June 1983). Former
Age: 55                                    Vice President and Director of Internal Audit of the Manager (1997-February
                                           2004). An officer of 86 portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Brian W. Wixted,                           Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer since 2006                       Treasurer of the following: HarbourView Asset Management Corporation,
Age: 46                                    Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
                                           Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
                                           (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc
                                           (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                           2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                           Officer of OFI Trust Company (trust company subsidiary of the Manager) (since
                                           May 2000); Assistant Treasurer of the following: OAC (since March
                                           1999),Centennial Asset Management Corporation (March 1999-October 2003) and
                                           OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                           Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                           1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Brian Petersen,                            Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer since 2006             Product Accounting of the Manager (November 1998-July 2002). An officer of 86
Age: 35                                    portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Brian C. Szilagyi,                         Assistant Vice President of the Manager (since July 2004); Director of
Assistant Treasurer since 2006             Financial Reporting and Compliance of First Data Corporation (April 2003-July
Age: 36                                    2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March
                                           2003); Director of Mutual Fund Operations at American Data Services, Inc.
                                           (September 2000-May 2001). An officer of 86 portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Robert G. Zack                             Executive Vice President (since January 2004) and General Counsel (since March
Secretary since 2006                       2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                                    December 2001); General Counsel of Centennial Asset Management Corporation
                                           (since December 2001); Senior Vice President and General Counsel of HarbourView
                                           Asset Management Corporation (since December 2001); Secretary and General
                                           Counsel of OAC (since November 2001); Assistant Secretary (since September
                                           1997) and Director (since November 2001) of OppenheimerFunds International Ltd.
                                           and OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                           Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real
                                           Asset Management, Inc. (since November 2001); Senior Vice President, General
                                           Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                           Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since
                                           November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                           2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                           Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia)
                                           Limited (since December 2003); Senior Vice President (May 1985-December 2003),
                                           Acting General Counsel (November 2001-February 2002) and Associate General
                                           Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                           following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                           Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                           International Ltd. (September 1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Kathleen T. Ives                           Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2006             (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age: 40                                    Secretary (since October 2003) of the Distributor; Assistant Secretary of
                                           Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                           Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                                           Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                           1994-October 2003). An officer of 86 portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Lisa I. Bloomberg,                         Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary since 2006             Vice President (April 2001-April 2004), Associate General Counsel (December
Age: 38                                    2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
                                           General Counsel (May 1999-December 2000) of UBS Financial Services Inc.
                                           (formerly, PaineWebber Incorporated). An officer of 86 portfolios in the
                                           OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------------
Phillip Gillespie                          Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary since 2006             September 2004); Mr. Gillespie held the following positions at Merrill Lynch
Age: 42                                    Investment Management: First Vice President (2001-September 2004); Director
                                           (2000-September 2004) and Vice President (1998-2000). An officer of 86 portfolios in the OppenheimerFunds complex.
------------------------------------------ ---------------------------------------------------------------------------------

     Remuneration of Trustees. The officers of the Funds who are affiliated with the Manager  receive no salary or fee from the Funds.  It is estimated that each
Independent  Trustee of the Funds will receive the Aggregate  Compensation  from the Funds shown  below for  serving as a Trustee  and member of a committee  (if
applicable),   with  respect  to  each  Fund's  first  fiscal  year.  The  total compensation,  including accrued  retirement  benefits,  from the Funds and fund complex represents  compensation received for serving as a Trustee and member of a committee (if applicable) on the Boards of other funds in the OppenheimerFunds complex  during the  calendar  year ended  December 31,  2005.  The  Independent
Trustees receive no compensation from the Funds.

------------------------------- ------------------ ---------------------- -------------------------- --------------------
Trustee Name and Other Funds        Estimated      Estimated Retirement       Estimated Annual       Total Compensation
                                                                                                          From All
                                                                                                      Oppenheimer Funds
                                                                                                          For Which
                                    Aggregate       Benefits Accrued as    Retirement Benefits to        Individual
                                  Compensation         Part of Funds            be Paid Upon              Serves As
Position(s) (as applicable)      From the Funds         Expenses(2)             Retirement(2)        Trustee/Director(3)
------------------------------- ------------------ ---------------------- -------------------------- --------------------
------------------------------------------------------------------------- -------------------------- --------------------
                     [To be provided by amendment]
------------------------------------------------------------------------- -------------------------- --------------------

     |X| Retirement Plan for Trustees.  The Funds have adopted a retirement plan that provides for payments to retired Independent  Trustees.  Payments are up to
80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the Board I Funds for at least seven  years in order to be  eligible  for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum  benefit.  Each  Trustee's  retirement  benefits  will depend on the amount of the Trustee's future compensation and length of service.

     |X| Deferred  Compensation  Plan for Trustees.  The Boards of Trustees have adopted a Deferred  Compensation Plan for Independent Trustees that enables them to elect to defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Funds. Under the plan, the compensation deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid  to the  Trustee  under  the  plan is  determined  based  upon  the performance of the selected funds.

     Deferral of Trustees'  fees under the plan will not  materially  affect the
Funds' assets,  liabilities or net income per share.  The plan will not obligate the Funds to retain the services of any Trustee or to pay any  particular  level of  compensation  to any  Trustee.  Pursuant to an Order  issued by the SEC, the
Funds may invest in the funds  selected  by the Trustee  under the plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Trustee's deferred fee account.

     Major  Shareholders.  As of  the  date  of  this  Statement  of  Additional
Information,  the Funds had not commenced operations and OppenheimerFunds,  Inc.
was the only shareholder of record of the Funds.

         The Manager

     The Manager is  wholly-owned  by Oppenheimer  Acquisition  Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance  Company,  a global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Funds, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Funds' portfolio transactions.  Covered persons include persons with knowledge of the  investments  and  investment  intentions of the Funds and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds,  subject to a number of restrictions  and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

     The Code of Ethics is an  exhibit  to each  Fund's  registration  statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of each Fund's  registration  statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov,  or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

     |X| Portfolio Proxy Voting. Each Fund is structured as a fund of funds and, as such,  will invest assets in certain of the  Underlying  Funds.  Accordingly, each Fund,  in its capacity as a shareholder  in the  Underlying  Funds,  may be requested to vote on a matter pertaining to those Underlying Funds. With respect to any such matter,  each Fund will vote its shares in the  Underlying  Funds in the same  proportion as the vote of all other  shareholders  in that  Underlying
Fund.

     Each Underlying Fund has adopted Proxy Voting Policies and Procedures under which the  Underlying  Fund votes  proxies  relating to  securities  ("portfolio
proxies")  held  by  the  Underlying   Fund.  Each  Underlying   Fund's  primary
consideration  in voting  portfolio  proxies is the  financial  interests of the
Underlying  Fund and its  shareholders.  The  Underlying  Funds  will  retain an unaffiliated  third-party as its agent to vote  portfolio  proxies in accordance with the Underlying  Funds' Proxy Voting  Guidelines and to maintain  records of such portfolio proxy voting.  The Proxy Voting Guidelines  include provisions to address  conflicts of interest that may arise between the  Underlying  Funds and the Manager where one of the Manager's directly-controlled affiliates manages or administers the assets of a pension plan of a company  soliciting the proxy. The
Underlying  Funds'  Proxy Voting  Guidelines  on routine and  non-routine  proxy proposals are summarized below.

     o Each  Underlying  Fund  votes  with the  recommendation  of the  issuer's management  on routine  matters,  including  election of directors  nominated by
management  and  ratification  of  auditors,   unless   circumstances   indicate
otherwise.

     o In general,  each  Underlying  Fund opposes  anti-takeover  proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.

     o  Each  Underlying  Fund  supports  shareholder   proposals  to  reduce  a
super-majority  vote  requirement,  and opposes  management  proposals  to add a super-majority vote requirement.

     o  Each  Underlying  Fund  opposes  proposals  to  classify  the  board  of directors.

     o Each Underlying Fund supports proposals to eliminate cumulative voting.

     o Each Underlying Fund opposes re-pricing of stock options.

     o Each Underlying Fund generally considers executive compensation questions such as stock  option  plans and bonus plans to be ordinary  business  activity.
Each Underlying Fund analyzes stock option plans, paying particular attention to their dilutive effect.  While each Underlying Fund generally supports management proposals, it opposes plans it considers to be excessive.

     The Funds,  and each  Underlying  Fund, is required to file Form N-PX, with each  complete  proxy voting  record for the 12 months ended June 30th, no later than August 31st of each year.  Each  Fund's Form N-PX filing is  available  (i)
without charge, upon request, by calling the Funds' toll-free at 1.800.525.7048;
and (ii) on the SEC's website at www.sec.gov.

     |X| The Investment Advisory Agreement. [To be provided by amendment.]

     |X|  Approval  of  Investment  Advisory  Agreement.   [To  be  provided  by
amendment.]

     Portfolio Managers.  The Funds are managed by an Asset Allocation Committee which  includes  Rudi W. Schadt,  Jerry A. Webman and Kurt  Wolfgruber  (each is referred to as a "Portfolio  Manager" and  collectively  they are referred to as the "Portfolio  Managers") who are responsible for the day-to-day  management of the Funds' investments.

     |X| Other Accounts Managed. In addition to managing the Funds' investments, members of the portfolio management team also manage other investment portfolios and other accounts,  on behalf of the Manager or its  affiliates.  The following table provides information  regarding those portfolios and accounts as of [to be provided by amendment], 2006:

-----------------------------------------------------------------------------------------------------------------
Portfolio Manager                      Total Assets                   Total Assets                Total Assets
                                                                        in Other
                         Registered    in Registered   Other Pooled      Pooled
                         Investment     Investment      Investment     Investment      Other        in Other
                          Companies      Companies       Vehicles       Vehicles     Accounts       Accounts
                           Managed       Managed*         Managed       Managed*      Managed       Managed*
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

 Rudi W. Schadt
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                             [to be provided by amendment]
 Jerry A. Webman
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

 Kurt Wolfgruber
-----------------------------------------------------------------------------------------------------------------
         *        In millions

     As indicated above, each of the Portfolio Managers also manage other funds.
Potentially,  at times, those responsibilities could conflict with the interests of the Funds.  That may occur  whether the  investment  strategies  of the other funds are the same as, or different from, the Funds'  investment  objectives and strategies.  For example,  the Portfolio Manager may need to allocate investment opportunities  between a Fund and another  fund  having  similar  objectives  or strategies,  or he may need to execute  transactions for another fund that could have a negative  impact on the value of securities held by a Fund. Not all funds and  accounts  advised  by the  Manager  have the same  management  fee.  If the management  fee  structure of another fund is more  advantageous  to the Manager than the fee  structure  of the Funds,  the Manager  could have an  incentive to favor the other funds.  However, the Manager's compliance procedures and Code of
Ethics  recognize  the  Manager's  fiduciary  obligations  to  treat  all of its clients, including the Funds, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At  different  times,  the  Portfolio  Managers may manage other funds or accounts  with  investment  objectives  and  strategies  that are similar to those of a fund,  or may manage  funds or  accounts  with  investment objectives and strategies that are different from those of the Funds.

     |X|  Compensation  of the Portfolio  Managers.  The Portfolio  Managers are
employed and  compensated  by the Manager,  not the Funds.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the
Funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the Funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward  creating  shareholder  value.  As of  the  date  of  this
Statement of  Additional  Information,  each  Portfolio  Manager's  compensation consisted of three elements:  a base salary, an annual  discretionary  bonus and eligibility  to  participate  in  long-term  awards of options and  appreciation rights in regard to the common stock of the Manager's  holding  company  parent.
Senior  portfolio  managers may also be eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.  The annual discretionary bonus is determined by senior management of the  Manager and is based on a number of  factors,  including  a Fund's  pre-tax performance  for periods of up to five years,  measured  against an  appropriate
Lipper benchmark  selected by management.  The Portfolio Managers do not receive additional  compensation  with respect to the performance of the Funds. They are compensated  based on the  performance  of the Underlying  Funds.  Other factors
considered  include   management  quality  (such  as  style  consistency,   risk
management,  sector coverage,  team leadership and coaching) and  organizational development.  The compensation  structure is intended to be internally equitable and serve to reduce  potential  conflicts of interest  between the Portfolio and other Funds managed by the Portfolio  Managers.  The  compensation  structure of certain other portfolios managed by the Portfolio Managers may be different from the  compensation  structure  of the  Underlying  Funds,  described  above.  The
Portfolio  Manager's  compensation  with regard to those  portfolios  may, under certain  circumstances,  include an amount based on the amount of the management fee.

     |X|  Ownership  of  Funds  Shares.  As of the  date  of this  Statement  of
Additional  Information,  the Funds have not commenced operations.  Accordingly, none of the Portfolio Managers beneficially owned any shares of the Funds.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio transactions for the Funds, the Manager may select brokers (other than affiliates) that provide  brokerage and/or research services to the Funds and/or the other  accounts  over which the Manager or its  affiliates  have  investment discretion.  The  commissions  paid to those  brokers may be higher than another qualified broker would charge,  if the Manager makes a good faith  determination that the commission is fair and reasonable in relation to the services provided.

                  Brokerage Policies of the Funds

     Most of the  portfolio  transactions  of the Funds will be the  purchase or sale of securities of the Underlying Funds, which do not involve any commissions or other transaction  fees. If a Fund invests in other  securities,  the Manager will follow the brokerage practices described below.

     Brokerage  Provisions of the  Investment  Advisory  Agreements.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio transactions for the Funds. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Funds'  portfolio transactions.  The Manager is  authorized by the Funds'  advisory  agreements to employ  broker-dealers,  including "affiliated brokers," as that term is defined in the  Investment  Company Act, that the Manager  thinks,  in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain,
at  reasonable   expense,   the  "best   execution"  of  the  Funds'   portfolio
transactions.  "Best execution" means prompt and reliable  execution at the most favorable price obtainable for the services provided.  The Manager need not seek competitive  commission  bidding.  However,  it is  expected  to be aware of the current rates of eligible  brokers and to minimize the  commissions  paid to the extent consistent with the interests and policies of the Funds as established by its Boards of Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions  for a Fund,  the Manager may select brokers (other than affiliates)  that provide both brokerage and research  services to the Fund. The commissions  paid to those brokers may be higher than another  qualified  broker would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for each Fund  subject to the  provisions  of the  Fund's  investment advisory agreement and other applicable rules and procedures described below.

     The   Manager's   portfolio   traders   allocate   brokerage   based   upon
recommendations  from  the  Manager's  portfolio  managers,  together  with  the portfolio  traders'  judgment as to the  execution  capability  of the broker or dealer. In certain  instances,  portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

     Other accounts  advised by the Manager have investment  policies similar to those  of the  Funds.  Those  other  accounts  may  purchase  or sell  the  same securities  as a Fund at the same time as a Fund,  which could affect the supply and price of the  securities.  If two or more  accounts  advised by the  Manager purchase  the  same  security  on  the  same  day  from  the  same  dealer,  the transactions  under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.
When  possible,  the Manager tries to combine  concurrent  orders to purchase or sell the same  security by more than one of the accounts  managed by the Manager or its affiliates.  The transactions under those combined orders are averaged as to price and allocated in accordance  with the purchase or sale orders  actually placed for each account.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted  by the Rule,  the  Manager  has  adopted  (and the  Funds'  Boards of
Trustees have  approved)  procedures  that permit the Funds to direct  portfolio securities  transactions  to brokers or dealers that also promote or sell shares of the Funds,  subject to the "best execution"  considerations  discussed above.
Those procedures are designed to prevent: (1) the Manager's personnel who effect a Fund's portfolio  transactions from taking into account a broker's or dealer's promotion  or  sales  of the  Fund's  shares  when  allocating  those  portfolio transactions,  and (2) the Funds,  the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Funds' brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's  promotion or sale of the Funds' shares or the shares of any of the other Oppenheimer funds.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to a Fund and to one or more of the other accounts advised by the
Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker  through which trades are placed.

     Investment research services include information and analysis on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     Although  the Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions on secondary  fixed-income  agency trades to obtain research if the broker  represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees may also permit the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration,  and helps the  Manager  to obtain  market information  for the  valuation of  securities  that are either held in a Fund's portfolio or are being considered for purchase. The Manager provides information to the Boards about the  commissions  paid to brokers  furnishing such services, together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

                  Distribution and Service Plans

     The Distributor.  Under its General Distributor's Agreement with the Funds, the  Distributor  acts as the Funds'  principal  underwriter  in the  continuous public  offering  of the Funds'  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     Distribution  and Service  Plans.  Each Fund has adopted a Service Plan for
Class A shares and Distribution and Service Plans for Class B, Class C and Class
N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans the
Funds  pay the  Distributor  for  all or a  portion  of the  costs  incurred  in connection  with  the  distribution  and/or  servicing  of  the  shares  of  the particular  class.  Each  plan  has  been  approved  by a vote of the  Board  of
Trustees,  including a majority of the Independent Trustees, cast in person at a meeting  called for the purpose of voting on that plan. In accordance  with Rule
12b-1 of the  Investment  Company Act, the term  "Independent  Trustees" in this
Statement  of  Additional  Information  refers  to  those  Trustees  who are not
"interested  persons"  of the Fund and who do not have any  direct  or  indirect financial  interest in the operation of the  distribution  plan or any agreement under the plan.

     Under the Plans,  the  Manager  and the  Distributor  may make  payments to affiliates.  In their  sole  discretion,  they may also  from  time to time make substantial  payments  from their own  resources,  which include the profits the
Manager derives from the advisory fees it receives from the Funds, to compensate brokers, dealers,  financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Funds' shares. These payments,  some of which may be referred to as
"revenue   sharing,"  may  relate  to  the  Funds'   inclusion  on  a  financial
intermediary's preferred list of funds offered to its clients.

     Financial  intermediaries,  brokers and dealers may receive other  payments from the  Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Funds,  including  payments to defray expenses  incurred in connection  with  educational  seminars and meetings.  The
Manager or Distributor may share expenses  incurred by financial  intermediaries in conducting  training and educational  meetings about aspects of the Funds for employees of the  intermediaries  or for hosting client  seminars or meetings at which the Funds are discussed. In their sole discretion,  the Manager and/or the
Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

     Unless a plan is  terminated  as  described  below,  the plan  continues in effect from year to year but only if the Board of Trustees  and its  Independent
Trustees specifically vote annually to approve its continuance. Approval must be by a vote  cast in  person  at a meeting  called  for the  purpose  of voting on continuing  the  plan.  A plan  may be  terminated  at any time by the vote of a majority  of the  Independent  Trustees  or by the  vote  of  the  holders  of a
"majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

     The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by  shareholders  of the class affected by the  amendment.  Because  Class B shares of the Funds  automatically convert into Class A shares 72 months after purchase,  the Funds must obtain the approval  of both  Class A and  Class B  shareholders  for a  proposed  material amendment to the Class A Plan that would materially  increase payments under the plan.  That  approval  must be by a  "majority"  (as  defined in the  Investment
Company Act) of the shares of each Class, voting separately by class.

     While the Plans are in effect,  the  Treasurer  of the Funds shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at least quarterly  for its review.  The reports  shall detail the amount of all payments made  under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

     Each plan states that while it is in effect,  the selection and  nomination of those Trustees of the Funds who are not "interested persons" of the Funds are committed to the discretion of the Independent  Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final  decision as to selection or  nomination  is approved by a majority of the
Independent Trustees.

     Under the plans, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Trustees.  The Board of
Trustees has set no minimum  amount of assets to qualify for payments  under the plans.

     |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives from the Funds to pay brokers, dealers and other financial  institutions (they are referred to as "recipients")
for personal  services and account  maintenance  services they provide for their customers who hold Class A shares. The services include, among others, answering customer  inquiries about the Funds,  assisting in establishing  and maintaining accounts  in the  Funds,  making  the  Funds'  investment  plans  available  and providing  other  services at the request of the Funds or the  Distributor.  The
Class A service plan permits  reimbursements  to the Distributor at a rate of up to 0.25% of average net assets of Class A shares.  The Board has set the rate at that level.  The Distributor does not receive or retain the service fee on Class
A  shares  in  accounts  for  which  the  Distributor  has  been  listed  as the broker-dealer of record.  While the plan permits the Board to authorize payments to the  Distributor  to reimburse  itself for services under the plan, the Board has not yet done so,  except in the case of the  special  arrangement  described below. The Distributor makes payments to plan recipients  quarterly at an annual rate not to exceed 0.25% of the average annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

     With  respect  to  purchases  of Class A  shares  subject  to a  contingent deferred  sales charge by certain  retirement  plans that  purchased such shares prior to March 1, 2001 ("grandfathered  retirement  accounts"),  the Distributor currently  intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  During the first year the shares are sold, the  Distributor  retains the service fee to  reimburse  itself for the costs of distributing  the  shares.  After the first  year  shares are  outstanding,  the
Distributor makes service fee payments to recipients  quarterly on those shares.
The  advance  payment  is based on the net asset  value of shares  sold.  Shares purchased  by exchange do not qualify for the advance  service fee  payment.  If
Class A shares  purchased  by  grandfathered  retirement  accounts  are redeemed during the first year after their purchase, the Recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

     Any  unreimbursed  expenses the Distributor  incurs with respect to Class A shares  in any  fiscal  year  cannot  be  recovered  in  subsequent  years.  The
Distributor  may not use payments  received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

     |X| Class B, Class C and Class N Distribution  and Service Plan Fees. Under
each plan,  distribution and service fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each  regular  business  day  during  the  period.  Each plan  provides  for the
Distributor  to  be  compensated  at a  flat  rate,  whether  the  Distributor's distribution  expenses are more or less than the amounts paid by the Funds under the plan during the period for which the fee is paid. The types of services that recipients  provide  are  similar  to the  services  provided  under the Class A service plan, described above.

     Each Plan  permits the  Distributor  to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to  recipients  in advance for the first year after Class B,
Class C or Class N shares are  purchased.  After the first year Class B, Class C or Class N shares are outstanding,  after their purchase,  the Distributor makes service fee payments  quarterly on those shares. The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance  service fee payment.  If Class B, Class C or Class N shares are redeemed  during the first year  after  their  purchase,  the  recipient  of the service fees on those shares will be  obligated to repay the  Distributor  a pro rata  portion of the advance  payment of the  service fee made on those  shares.
Class B, Class C or Class N shares may not be purchased by an investor  directly from  the  Distributor  without  the  investor  designating  another  registered broker-dealer. If the investor no longer has another broker-dealer of record for an  existing  account,  the  Distributor  is  automatically  designated  as  the broker-dealer of record,  but solely for the purpose of acting as the investor's agent to purchase  the  shares.  In those  cases,  the  Distributor  retains the asset-based  sales  charge paid on Class B, Class C or Class N shares,  but does not retain any service fees as to the assets represented by that account.

     The asset-based  sales charge and service fees increase Class B and Class C expenses by 1.00% and the  asset-based  sales charge and service fees  increases
Class N expenses by 0.50% of the net assets per year of the respective class.

     The Distributor retains the asset-based sales charge on Class B and Class N shares.  The Distributor  retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing  concession to the recipient on Class C shares  outstanding for a year or more. If a dealer has a special  agreement  with the  Distributor, the  Distributor  will pay the Class B,  Class C or Class N service  fee and the asset-based  sales  charge to the dealer  quarterly  in lieu of paying the sales concessions and service fee in advance at the time of purchase.

     The asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge  while  allowing the
Distributor  to  compensate  dealers that sell those  shares.  The Funds pay the asset-based  sales  charges to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The payments are made to the
Distributor in recognition that the Distributor:

     o pays sales  concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,

     o may  finance  payment  of sales  concessions  and/or  the  advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

     o employs personnel to support distribution of Class B, Class C and Class N shares,

     o bears the costs of sales literature,  advertising and prospectuses (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses,

     o may not be able to adequately compensate dealers that sell Class B, Class
C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,

     o receives  payments under the plans  consistent  with the service fees and asset-based sales charges paid by other  non-proprietary Funds that charge 12b-1 fees,

     o may use the  payments  under the plan to  include  the  Funds in  various third-party distribution programs that may increase sales of Fund shares,

     o may experience increased difficulty selling the Funds' shares if payments under the plan are  discontinued  because most competitor  Funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Funds, and

     o may not be able to continue  providing,  at the same or at a lesser cost, the same quality  distribution  sales  efforts and  services,  or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

     During a calendar year, the Distributor's  actual expenses in selling Class
B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred  sales  charges  collected on redeemed  shares and from the asset-based  sales  charges  paid to the  Distributor  by the  Funds  under  the distribution  and service plans.  Those excess  expenses are carried over on the
Distributor's  books and may be recouped from asset-based  sales charge payments from the Funds in future years.  However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped  that relate to (i) expenses the  Distributor  has incurred that represent  compensation  and expenses of its sales personnel and (ii) other direct  distribution  costs it has  incurred,  such as sales  literature,  state registration  fees,  advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those  categories of expenses is set at 0.70% of annual gross sales of shares of the Funds.  If those  categories of expenses exceed the capped amount,  the Distributor  bears the excess costs. If the Class B, Class C or  Class N plan  were to be  terminated  by the  Funds,  each  Fund's  Board of
Trustees  may allow the Funds to  continue  payments  of the  asset-based  sales charge to the  Distributor for  distributing  shares prior to the termination of the plan.

     All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct  Rules of the National  Association  of
Securities  Dealers,  Inc. on payments of asset-based  sales charges and service fees.

                  Payments to Fund Intermediaries

     Financial  intermediaries  may receive  various  forms of  compensation  or reimbursement  from the Fund in the form of 12b-1 plan  payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the  financial  intermediary,  also as  described in this
Statement  of  Additional  Information.  Additionally,  the  Manager  and/or the
Distributor   (including  their  affiliates)  may  make  payments  to  financial intermediaries  in connection with their offering and selling shares of the Fund and  other  Oppenheimer  funds,  providing  marketing  or  promotional  support, transaction  processing  and/or  administrative  services.  Among the  financial intermediaries  that may receive these payments are brokers and dealers who sell and/or  hold  shares of the Fund,  banks  (including  bank  trust  departments),
registered  investment  advisers,  insurance  companies,   retirement  plan  and
qualified tuition program administrators,  third party administrators, and other institutions  that have  selling,  servicing  or similar  arrangements  with the
Manager or  Distributor.  The  payments to  intermediaries  vary by the types of product  sold,  the  features of the Fund share class and the role played by the intermediary.

     Possible  types of payments to financial  intermediaries  include,  without limitation, those discussed below.

     o Payments made by the Fund, or by an investor  buying or selling shares of the Fund may include:

     o  depending  on the share  class  that the  investor  selects,  contingent deferred sales charges or initial  front-end sales charges,  all or a portion of which  front-end  sales  charges are  payable by the  Distributor  to  financial intermediaries (see "About Your Account" in the Prospectus);

     o ongoing  asset-based  payments  attributable to the share class selected, including  fees  payable  under the Fund's  distribution  and/or  service  plans adopted under Rule 12b-1 under the  Investment  Company Act, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates
(see "About the Fund -- Distribution and Service Plans" above);

     o  shareholder   servicing  payments  for  providing  omnibus   accounting,
recordkeeping,  networking,  sub-transfer  agency  or  other  administrative  or shareholder  services,  including  retirement  plan and 529 plan  administrative services fees,  which are paid from the assets of a Fund as reimbursement to the
Manager or Distributor for expenses they incur on behalf of the Fund.

     o Payments  made by the  Manager  or  Distributor  out of their  respective resources  and assets,  which may  include  profits  the  Manager  derives  from investment  advisory  fees  paid by the  Fund.  These  payments  are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

     o These types of payments may reflect  compensation for marketing  support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;

     o The Manager and Distributor  each may also pay other  compensation to the extent the payment is not  prohibited by law or by any  self-regulatory  agency, such as the NASD.  Payments are made based on the guidelines  established by the
Manager and Distributor, subject to applicable law.

     These  payments may provide an incentive  to  financial  intermediaries  to actively  market or promote the sale of shares of the Fund or other  Oppenheimer funds, or to support the marketing or promotional  efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition,  some types of payments may provide a financial  intermediary with an incentive to recommend the Fund or a particular share class. Financial  intermediaries may earn profits on these  payments,  since the  amount of the  payment  may  exceed  the cost of providing  the service.  Certain of these  payments  are subject to  limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the  disclosures in the Fund's  Prospectus and this Statement of Additional
Information.  You should ask your financial  intermediary for information  about any payments it receives from the Fund, the Manager or the  Distributor  and any services it provides, as well as the fees and commissions it charges.

     Although  brokers or dealers that sell Fund shares may also act as a broker or dealer in connection  with the execution of the purchase or sale of portfolio securities by the Fund or other  Oppenheimer  funds, a financial  intermediary's sales  of  shares  of  the  Fund  or  such  other  Oppenheimer  funds  is  not a consideration  for the  Manager  when  choosing  brokers  or  dealers  to effect portfolio transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

     o  transactional  support,  one-time  charges for setting up access for the
Fund or other  Oppenheimer funds on particular  trading systems,  and paying the intermediary's networking fees;

     o program  support,  such as expenses  related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs,  fund  "supermarkets",  bank or trust  company  products or  insurance companies' variable annuity or variable life insurance products;

     o  placement  on  the  dealer's   list  of  offered   funds  and  providing
representatives  of the  Distributor  with access to a financial  intermediary's sales meetings, sales representatives and management representatives.

     Additionally,  the  Manager  or  Distributor  may  make  payments  for firm support,  such as business  planning  assistance,  advertising,  and educating a financial  intermediary's  sales  personnel  about  the  Oppenheimer  funds  and shareholder financial planning needs.

     For  the  year  ended   December  31,   2005,   the   following   financial
intermediaries that are broker-dealers offering shares of the Oppenheimer funds,
and/or  their  respective  affiliates,   received  revenue  sharing  or  similar
distribution-related  payments from the Manager or Distributor  for marketing or program support:

Advantage Capital Corp./Financial Services Corp.           Advest, Inc.
Aegon USA                                                  Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.                                  AIG Life
Allianz Life Insurance Company                             Allmerica Financial Life Insurance and Annuity Co.
Allstate Financial Advisors                                American Enterprise Life Insurance
American General Securities, Inc.                          American General Annuity
Ameriprise Financial Services, Inc.                        American Portfolio Financial Services, Inc.
Ameritas Life Insurance Corporation                        Annuity Investors Life
Associated Securities                                      AXA Advisors
Banc One Securities Corp.                                  BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                                   Charles Schwab - Great West Life
Chase Investment Services Corp.                            CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)                       CitiStreet
Citizens Bank of Rhode Island                              CJM Planning Corp.
Columbus Life Insurance Company                            Commonwealth Financial Network
CUNA Brokerage Services, Inc.                              CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company                      Financial Network (ING)
First Global Capital                                       GE Financial Assurance - GE Life & Annuity
Glenbrook Life and Annuity Co.                             Hartford
HD Vest                                                    HSBC Brokerage (USA) Inc.
ING Financial Advisers                                     ING Financial Partners
Jefferson Pilot Life Insurance Company                     Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.                            Kemper Investors Life Insurance Co.
Legend Equities Corp.                                      Legg Mason
Lincoln Benefit Life                                       Lincoln Financial
Lincoln Investment Planning, Inc.                          Lincoln National Life
Linsco Private Ledger                                      MassMutual Financial Group and affiliates
McDonald Investments, Inc.                                 Merrill Lynch & Co. and affiliates
MetLife and affiliates                                     Minnesota Life Insurance Company
Mony Life Insurance Co.                                    Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                                      Mutual Service Corporation
National Planning Holdings, Inc.                           Nationwide and affiliates
NFP                                                        New York Life Securities, Inc.
Park Avenue Securities LLC                                 PFS Investments, Inc.
Prime Capital Services, Inc.                               Primevest Financial Services, Inc. (ING)
Protective Life Insurance Co.                              Prudential Investment Management Services LLC
Raymond James & Associates                                 Raymond James Financial Services
RBC Dain Rauscher Inc.                                     Royal Alliance
Securities America Inc.                                    Security Benefit Life Insurance Co.
Sentra Securities                                          Signator Investments
Sun Life Assurance Company of Canada                       SunAmerica Securities, Inc.
SunTrust Securities                                        Thrivent
Travelers Life & Annuity Co., Inc.                         UBS Financial Services Inc.
Union Central Life Insurance Company                       United Planners
Valic Financial Advisors, Inc.                             Wachovia Securities LLC
Walnut Street Securities (Met Life Network)                Waterstone Financial Group
Wells Fargo Investments, LLC

     For the year ended  December 31, 2005, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

ABN AMRO Financial Services Inc.                           ACS HR Solutions LLC
Administrative Management Group                            ADP Broker/Dealer Inc.
Aetna Financial Services                                   Alliance Benefit Group
American Stock Transfer & Trust Co                         Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC                         Banc One Securities Corp.
BCG Securities                                             Benefit Administration Company LLC
Benefit Administration Inc.                                Benefit Plans Administrative Services
Benetech Inc.                                              Bisys Retirement Services
Boston Financial Data Services Inc.                        Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                                   Charles Schwab Trust Company
Circle Trust Company                                       Citigroup Global Markets Inc.
CitiStreet                                                 City National Bank
Columbia Funds Distributor Inc.                            CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                                      Digital Retirement Solutions
DST Systems Inc.                                           Dyatech LLC
Edgewood/Federated Investments                             ERISA Administrative Services Inc.
Expert Plan Inc.                                           FASCorp
FBD Consulting Inc.                                        Fidelity Institutional Operations Co.
Fidelity Investments                                       First National Bank of Omaha
First Trust Corp.                                          First Trust-Datalynx
Franklin Templeton                                         Geller Group LTD
GoldK Inc.                                                 Great West Life & Annuity Ins Co.
Hartford Life Insurance Co                                 Hewitt Associates LLC
ICMA-RC Services LLC                                       Independent Plan Coordinators Inc.
ING                                                        Ingham Group
Interactive Retirement Systems                             Invesco Retirement Plans
Invesmart                                                  InWest Pension Management
John Hancock Life Insurance Co.                            JPMorgan Chase & Co
JPMorgan Chase Bank                                        July Business Services
Kaufman & Goble                                            Leggette & Company Inc.
Lincoln National Life                                      MassMutual Financial Group and affiliates
Matrix Settlement & Clearance Services                     Mellon HR Solutions
Mercer HR Services                                         Merrill Lynch & Co., Inc.
Metavante 401(k) Services                                  Metlife Securities Inc.
MFS Investment Management                                  Mid Atlantic Capital Corp.
Milliman Inc.                                              Morgan Stanley Dean Witter Inc.
National City Bank                                         National Financial Services Corp.
Nationwide Investment Service Corp.                        New York Life Investment Management
Northeast Retirement Services                              Northwest Plan Services Inc.
Pension Administration and Consulting                      PFPC Inc.
Plan Administrators Inc.                                   PlanMember Services Corporation
Princeton Retirement Group Inc.                            Principal Life Insurance Co
Programs for Benefit Plans Inc.                            Prudential Retirement Insurance & Annuity Co.
Prudential Retirement Services                             PSMI Group
Putnam Investments                                         Quads Trust Company
RSM McGladrey Retirement Resources                         SAFECO
Standard Insurance Co                                      Stanley Hunt DuPree Rhine
Stanton Group Inc.                                         State Street Bank & Trust
Strong Capital Management Inc.                             Symetra Investment Services Inc.
T Rowe Price Associates                                    Taylor Perky & Parker LLC
Texas Pension Consultants                                  The 401(K) Company
The Chicago Trust Company                                  The Retirement Plan Company LLC
The Vanguard Group                                         TruSource
Unified Fund Services Inc.                                 Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)                                  Valic Retirement Services Co
Wachovia Bank NA                                           Web401k.com
Wells Fargo Bank NA                                        Wilmington Trust Company
WySTAR Global Retirement Solutions

         Performance of the Funds

     Explanation of Performance Terminology. The Funds use a variety of terms to illustrate their investment  performance.  Those terms include "cumulative total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are calculated is set forth below.  You can obtain  current  performance information  by  calling  the  Funds'  Transfer  Agent at  1.800.225.5677  or by
visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

     The Funds'  illustrations of their performance data in advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that  may  be  used  and  how  they  are  to  be  calculated.  In  general,  any advertisement  by the Funds of their  performance  data must include the average annual total returns for the advertised class of shares of the Funds.

     Use of standardized performance calculations enables an investor to compare the Funds'  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Funds'
performance information as a basis for comparison with other investments:

     o Total returns measure the performance of a hypothetical account in a Fund over  various  periods  and do not show the  performance  of each  shareholder's account. Your account's performance will vary from the model performance data if your  dividends  are  received  in cash,  or you buy or sell  shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.

     o The Funds'  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Funds is not  insured  by the  FDIC or any  other government agency.

     o The  principal  value of the Funds'  shares,  and total  returns  are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Total returns for any given past period represent historical  performance information  and are not, and should not be  considered,  a prediction of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Funds are affected by market  conditions,  the quality of the  Funds'  investments,  the  maturity  of  those  investments,  the  types of investments  the Funds holds,  and its operating  expenses that are allocated to the particular class.

     |X| Total Return Information.  There are different types of "total returns"
to measure  each Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Funds over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Funds uses standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment  ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the
1.0%  contingent  deferred sales charge is deducted for returns for the one-year period.

     o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

                                        [OBJECT OMITTED] [GRAPHIC OMITTED]

     o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any distributions  made by the Funds during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes on Funds distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

                                        [OBJECT OMITTED] [GRAPHIC OMITTED]

     o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Funds  during the  specified  period and the  effect of capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

     [OBJECT OMITTED] [GRAPHIC OMITTED]

     o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

                                        [OBJECT OMITTED] [GRAPHIC OMITTED]

     o Total  Returns at Net Asset  Value.  From time to time the Funds may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  Each is based on the  difference  in net  asset  value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without  considering  front-end or contingent deferred sales charges)
and takes into  consideration  the  reinvestment  of dividends and capital gains distributions.

     Other Performance Comparisons.  Each Fund compares its performance annually to that of an  appropriate  broadly-based  market index in its Annual  Report to shareholders.  You can obtain that  information by contacting the Transfer Agent at the addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  Each Fund may also compare its  performance to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of its performance  by  independent  ranking  entities.  Examples of these  performance comparisons are set forth below.

     |X| Lipper Rankings. From time to time the Funds may publish the ranking of the performance of their classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized  independent mutual fund monitoring service. Lipper monitors the  performance of regulated  investment  companies,  including the Funds,  and ranks their  performance for various  periods in categories  based on investment styles. The Lipper performance  rankings are based on total returns that include the reinvestment of capital gain  distributions  and income dividends but do not
take  sales  charges  or  taxes  into   consideration.   Lipper  also  publishes
"peer-group" indices of the performance of all mutual fund in a category that it monitors and averages of the performance of the Funds in particular categories.

     |X| Morningstar  Ratings.  From time to time the Funds may publish the star rating of the  performance of their classes of shares by  Morningstar,  Inc., an independent mutual funds monitoring  service.  Morningstar rates mutual funds in their specialized market sector. The Funds are not yet rated.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar  Rating(TM)based on a Morningstar  Risk-Adjusted Return measure that accounts for variation in the funds' monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward  variations  and rewarding  consistent  performance.  The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars,  the next 22.5% receive 2 stars, and the bottom 10% receive
1 star. (Each share class is counted as a fraction of one fund within this scale and rated  separately,  which may cause slight  variations  in the  distribution percentages.)  The  Overall  Morningstar  Rating  for a fund is  derived  from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

     |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Funds may include in its advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance of the
Funds' classes of shares may be compared in  publications  to the performance of various market indices or other investments, and averages,  performance rankings or other benchmarks prepared by recognized mutual funds statistical services.

     Investors  may also wish to compare the returns on the Funds' share classes to the  return on  fixed-income  investments  available  from  banks and  thrift institutions.  Those include certificates of deposit,  ordinary  interest-paying checking  and  savings  accounts,  and  other  forms of fixed or  variable  time deposits,  and various other  instruments such as Treasury bills.  However,  the
Funds' returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository  obligations may be insured  by the  FDIC  and may  provide  fixed  rates of  return.  Repayment  of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

     From time to time, the Funds may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include  comparisons of their services to those provided by other mutual funds families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors,  brokers, shareholders or others.

     From time to time the Funds may  include  in its  advertisements  and sales literature the total return  performance of a  hypothetical  investment  account that  includes  shares of the Funds and other  Oppenheimer  funds.  The combined account may be part of an illustration of an asset  allocation  model or similar presentation.  The account  performance may combine total return  performance of the Funds and the total return  performance of other  Oppenheimer funds included in the account.  Additionally,  from time to time, the Funds' advertisements and
sales  literature  may  include,  for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general or  specific  market and economic conditions. That may include, for example,

     o information  about the  performance of certain  securities or commodities markets or segments of those markets,

     o  information  about  the  performance  of  the  economies  of  particular countries or regions,

     o the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,

     o the  availability  of  different  types of  securities  or  offerings  of securities,

     o information  relating to the gross national or gross domestic  product of the United States or other countries or regions,

     o  comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Funds.

              About Your Account

         How to Buy Shares

     Additional  information  is  presented  below about the methods that can be used to buy shares of the Funds.  Appendix C contains more information about the special sales charge arrangements offered by the Funds, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

     When you  purchase  shares of the Funds,  your  ownership  interest  in the shares in the Funds  will be  recorded  as a book  entry on the  records  of the
Funds. The Funds will not issue or re-register physical share certificates.

     AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $50 and shareholders  must invest at least $500 before an Asset
Builder Plan  (described  below) can be established  on a new account.  Accounts established  prior  to  November  1,  2002  will  remain  at $25 for  additional purchases.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH  transfers on the business day the Funds  receive  Federal  Funds for the purchase through the ACH system before the close of the Exchange normally closes at 4:00  p.m.,  but may close  earlier  on certain  days.  If Federal  Funds are received on a business day after the close of the  Exchange,  the shares will be purchased and dividends  will begin to accrue on the next regular  business day.
The  proceeds of ACH  transfers  are  normally  received by the Funds three days after the transfers are  initiated.  If the proceeds of the ACH transfer are not received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase order. The Distributor and the Funds are not responsible for any delays in purchasing shares resulting from delays in ACH  transmissions.  Reduced Sales
Charges.  As discussed  in the  Prospectus,  a reduced  sales charge rate may be obtained  for Class A shares under Right of  Accumulation  and Letters of Intent because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers  making  such sales.  No sales  charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional  Information  because the  Distributor  or dealer or broker incurs little or no selling expenses.

     The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which  the  Distributor  acts  as the  distributor  and  currently  include  the following:

Oppenheimer AMT-Free Municipals            Oppenheimer Main Street Small Cap Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer MidCap Fund
Oppenheimer Balanced Fund                  Oppenheimer New Jersey Municipal Fund
Oppenheimer Core Bond Fund                 Oppenheimer Pennsylvania Municipal Fund
Oppenheimer California Municipal Fund      Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Capital Income Fund            Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Champion Income Fund           Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund    Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Developing Markets Fund        Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Discovery Fund                 Oppenheimer Quest Opportunity Value Fund
Oppenheimer Dividend Growth Fund           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund           Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Real Estate Fund
Oppenheimer Enterprise Fund                Oppenheimer Rochester National Municipals
Oppenheimer Equity Fund, Inc.              Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Fund                    Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Opportunities Fund      Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals
                 Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                    Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer High Yield Fund                Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund        Oppenheimer U.S. Government Trust
Oppenheimer International Diversified
                 Fund                       Oppenheimer Value Fund
Oppenheimer International Growth Fund       Limited-Term New York Municipal Fund
Oppenheimer International Small Company
                Fund                         Rochester Fund Municipals
Oppenheimer International Value Fund         Oppenheimer Portfolio Series:
Oppenheimer Limited Term California
               Municipal Fund                Active Allocation Fund
Oppenheimer Limited-Term Government Fund     Aggressive Investor Fund
Oppenheimer Limited Term Municipal Fund      Conservative Investor Fund
Oppenheimer Main Street Fund                 Moderate Investor Fund
Oppenheimer Main Street Opportunity Fund

And the following money market funds:
Oppenheimer Cash Reserves                    Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.          Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust       Centennial Tax Exempt Trust
Centennial Government Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent. Under a Letter of Intent ("Letter"),  you can reduce the sales  charge  rate  that  applies  to your  purchases  of Class A shares if you purchase  Class A,  Class B or Class C shares of the Funds or other  Oppenheimer funds during a 13-month  period.  The total amount of your purchases of Class A,
Class B and Class C shares will  determine the sales charge rate that applies to your  Class A share  purchases  during  that  period.  You can choose to include purchases  that you made up to 90 days  before the date of the  Letter.  Class A shares of Oppenheimer  Money Market Fund and Oppenheimer  Cash Reserves on which you have not paid a sales  charge  and any Class N shares you  purchase,  or may have purchased,  will not be counted towards satisfying the purchases  specified in a Letter.

     A Letter is an investor's statement in writing to the Distributor of his or her  intention  to  purchase a  specified  value of Class A, Class B and Class C shares of the Funds and other  Oppenheimer  funds during a 13-month  period (the
"Letter period").  At the investor's request, this may include purchases made up to 90 days prior to the date of the  Letter.  The Letter  states the  investor's intention to make the  aggregate  amount of purchases of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains  distributions  and purchases made at net asset value
(i.e.  without a sales charge) do not count toward  satisfying the amount of the
Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the  sales  charge)  that  would  apply to a single lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from time to time by the  Funds,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Funds and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

     |X| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant  to a  Letter,  shares  of the  Funds  equal  in  value up to 5% of the intended  purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent.  For example,  if the intended  purchase amount is $50,000,  the escrow shall be shares valued in the amount of $2,500  (computed at the offering price  adjusted  for a  $50,000  purchase).  Any  dividends  and  capital  gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

     (a) Class A shares sold with a front-end sales charge or subject to a Class
A contingent deferred sales charge,

     (b) Class B and Class C shares of other  Oppenheimer funds acquired subject to a contingent deferred sales charge, and

     (c) Class A, Class B or Class C shares  acquired  by exchange of either (1)
Class A shares of one of the other  Oppenheimer funds that were acquired subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares or Class C shares  of one of the other  Oppenheimer  funds  that  were  acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another Funds to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other Funds.

     Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their
Fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make  payments  from your bank  account  to  purchase  shares of the
Funds, your bank account will be debited automatically.  Normally the debit will be made two  business  days prior to the  investment  dates you selected on your application.  Neither the Distributor, the Transfer Agent nor the Funds shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  funds(s) from your financial  advisor (or the  Distributor) and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Funds reserve the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

     Retirement  Plans.  Certain  types of  retirement  plans  are  entitled  to purchase  shares of the Funds  without  sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of Additional  Information.
Certain  special sales charge  arrangements  are maintained on a daily valuation basis by Merrill  Lynch  Pierce  Fenner & Smith,  Inc.  ("Merrill  Lynch") or an
independent record keeper that has a contact or special arrangement with Merrill
Lynch.  If on the date the plan sponsor  signed the Merrill Lynch record keeping service  agreement  the plan has less  than $1  million  in assets  invested  in applicable  investments (other than assets invested in money market funds), than the retirement plan may purchase only Class C shares of the  Oppenheimer  funds.
If on the date the plan sponsor signed the Merrill Lynch record keeping  service agreement  the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in Class N shares of the  Oppenheimer  funds.  If on the date the plan  sponsor  signed the
Merrill Lynch record keeping  service  agreement the plan has $5 million or more in assets  invested in  applicable  investments  (other than assets  invested in money market funds),  then the retirement  plan may purchase only Class A shares of the Oppenheimer funds.

     OppenheimerFunds  has entered into arrangements with certain record keepers whereby the Transfer Agent  compensates the record keeper for its record keeping and account  servicing  functions that it performs on behalf of the  participant level accounts of a retirement plan.  While such  compensation may act to reduce the record  keeping fees charged by the retirement  plan's record  keeper,  that compensation  arrangement may be terminated at any time,  potentially  affecting the record keeping fees charged by the retirement plan's record keeper.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
Funds'  shares  (for  example,  when a purchase  check is  returned to the Funds unpaid)  causes a loss to be  incurred  when the net asset  values of the Funds'
shares on the cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset  value per share  multiplied by the number of shares in the purchase  order.  The investor is responsible for that loss.  If the  investor  fails to  compensate  the Funds for the loss,  the
Distributor  will do so. The Funds may reimburse the Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the
Funds or the Distributor may seek other redress.

     Classes of Shares. Each class of shares of the Funds represents an interest in the same  portfolio  of  investments  of the Funds.  However,  each class has different  shareholder  privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by  incremental  expenses borne solely by that class.  Those expenses  include the asset-based  sales charges to which Class B,
Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Funds. A salesperson who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The  Distributor  will not accept a purchase  order of $100,000 or more for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B,  Class C or Class N shares  may not be  purchased  by an  investor
directly  from  the  Distributor   without  the  investor   designating  another
registered broker-dealer.

     |X| Class A Shares  Subject to a  Contingent  Deferred  Sales  Charge.  For
purchases  of Class A shares at net asset  value  whether  or not  subject  to a contingent  deferred  sales  charge as  described  in the  Prospectus,  no sales concessions  will be paid to the  broker-dealer  of record,  as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another  mutual fund offered as an  investment  option in a retirement plan in which Oppenheimer  funds are also offered as investment  options under a special  arrangement with the  Distributor,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment  option under that plan.  Additionally,  that  concession  will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the
Prospectus, Class N shares also are offered to the following:

     o to all  rollover  IRAs  (including  SEP IRAs and SIMPLE  IRAs),

     o  to  all  rollover   contributions   made  to  Individual  401(k)  plans,
Profit-Sharing Plans and Money Purchase Pension Plans,

     o to all direct  rollovers  from  OppenheimerFunds-sponsored  Pinnacle  and
Ascender retirement plans, o to all  trustee-to-trustee  IRA transfers,

     o to all 90-24  type  403(b)  transfers,  o to Group  Retirement  Plans (as defined in Appendix C to this  Statement of Additional  Information)  which have entered into a special  agreement with the  Distributor  for that purpose,

     o to Retirement  Plans  qualified  under  Sections  401(a) or 401(k) of the
Internal  Revenue  Code,  the  recordkeeper  or the plan  sponsor  for which has entered into a special agreement with the Distributor,

     o to Retirement  Plans of a plan sponsor where the aggregate  assets of all such  plans  invested  in the  Oppenheimer  funds  is  $500,000  or  more,

     o to  OppenheimerFunds-sponsored  Ascender  401(k)  plans  that pay for the purchase  with  the  redemption  proceeds  of  Class  A  shares  of one or  more
Oppenheimer  funds, and

     o to certain  customers of broker-dealers  and financial  advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
A  shares  of one or  more  Oppenheimer  funds  (other  than  rollovers  from an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),

     o  purchases  of  Class  N  shares  in  amounts  of  $500,000  or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
C shares  of one or more  Oppenheimer  funds  held by the plan for more than one year  (other  than  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle  or
Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and

     o on purchases of Class N shares by an OppenheimerFunds-sponsored  Pinnacle or Ascender  401(k) plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  Each Fund pays expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those expenses are paid out of each Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of a Fund's  share  classes  recognizes  two  types of  expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of such Fund's total assets that is represented by the assets of each class, and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

     Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum
Balance  Fee" is assessed on a Fund account  with a share  balance  valued under
$500.  The Minimum  Balance Fee is  automatically  deducted  from each such Fund account on or about the second to last business day of September.

     Listed  below are  certain  cases in which  each Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:

     o A Fund account whose shares were  acquired  after  September  30th of the prior year;

     o A Fund  account  that  has a  balance  below  $500  due to the  automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;

     o Accounts of  shareholders  who elect to access  their  account  documents electronically via eDoc Direct;

     o A Fund account that has only certificated shares and, has a balance below
$500 and is being escheated;

     o Accounts of shareholders that are held by  broker-dealers  under the NSCC
Fund/SERV system;

     o Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account Funds;

     o Omnibus  accounts  holding  shares  pursuant to the  Pinnacle,  Ascender,
Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and

     o A Fund  account  that falls below the $500  minimum  solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

     To access account documents  electronically via eDocs Direct,  please visit
the  Service  Center  on  our  website  at   www.oppenheimerfunds.com   or  call
1.888.470.0862 for instructions.

     Each Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

     Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of each Fund is  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the Funds' net assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers  other  than  Exchange  members  may  conduct  trading  in  certain securities  on days on which the  Exchange  is closed  (including  weekends  and holidays) or after 4:00 p.m. on a regular  business day.  Because the Funds' net asset values will not be calculated  on those days,  the Funds' net asset values per share may be significantly  affected on such days when  shareholders may not purchase or redeem  shares.  Additionally,  trading on European  and Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but before the close of the Exchange,  will not be reflected in the
Funds'  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X| Securities Valuation. The Board of Trustees of each Underlying Fund has established  procedures for the valuation of such Underlying Fund's  securities.
In general those procedures are as follows:

     o Equity securities traded on a U.S. securities exchange or on NASDAQ(R)are valued as follows:

     (1) if last sale information is regularly reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on NASDAQ(R)as  applicable,  on that day, or (2) if last sale information is not available on a valuation  date,  they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
"asked"  prices on the valuation  date or, if not, at the closing "bid" price on the valuation date. o Equity securities traded on a foreign securities  exchange generally  are valued in one of the following  ways:  (1) at the last sale price available to the pricing  service  approved by the Board of Trustees,  or (2) at the last sale price  obtained  by the Manager  from the report of the  principal exchange  on which the  security  is traded at its last  trading  session  on or immediately  before the valuation date, or (3) at the mean between the "bid" and
"asked"  prices  obtained from the  principal  exchange on which the security is traded or, on the basis of  reasonable  inquiry,  from two market  makers in the security.  o Long-term debt securities having a remaining  maturity in excess of
60 days are  valued  based on the mean  between  the  "bid" and  "asked"  prices determined  by a portfolio  pricing  service  approved  by each Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of  reasonable  inquiry.  o The following  securities  are valued at the mean between the "bid" and "asked" prices  determined by a pricing service  approved  by each  Fund's  Board of Trustees or obtained by the Manager from two  active  market  makers  in the  security  on the  basis of  reasonable inquiry:  (1) debt  instruments  that have a maturity of more than 397 days when issued, (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining  maturity of more than 60 days,  and (3)  non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining  maturity of 60 days or less. o The  following  securities  are valued  at  cost,  adjusted  for  amortization  of  premiums  and  accretion  of discounts:  (1) money market debt  securities  held by a non-money  market funds that had a  maturity  of less than 397 days when  issued  that have a  remaining maturity of 60 days or less,  and (2) debt  instruments  held by a money  market funds  that  have a  remaining  maturity  of 397  days  or  less.  o  Securities
(including restricted securities) not having readily-available market quotations are  valued at fair  value  determined  under such  Board's  procedures.  If the
Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean  between  the "bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no
"asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the applicable Board of Trustees.  The pricing service may use "matrix"  comparisons to the prices for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other special factors may be involved (such as the tax-exempt  status of the  interest  paid by  municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

     The closing prices in the New York foreign  exchange market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ(R)as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales  that day,  they  shall be  valued  at the last sale  price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on NASDAQ(R)on  the valuation date.
If not, the value shall be the closing bid price on the principal exchange or on
NASDAQ(R)on  the valuation  date. If the put, call or future is not traded on an exchange  or on  NASDAQ(R),  it shall be  valued by the mean  between  "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

     When a Fund writes an option,  an amount  equal to the premium  received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put written by a Fund expires, the Fund has a gain in the amount of the premium.
If a Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending on whether the premium  received was more or less than the cost of the closing  transaction.  If a Fund exercises a put it holds, the amount the
Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

                  How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal funds wire of redemption  proceeds may be delayed if the Funds'  custodian bank is not open for  business on a day when the Funds would  normally  authorize  the wire to be made,  which is usually the Funds'  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank  business day on which the Funds are open for  business.  No dividends will be paid on the  proceeds of redeemed  shares  awaiting  transfer by Federal funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

     o Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Funds or any of the other  Oppenheimer  funds into which shares of the Funds are  exchangeable as described in "How to Exchange  Shares" below.  Reinvestment will be at the net asset value next computed  after the Transfer  Agent receives the  reinvestment  order.  The shareholder  must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Funds may amend,  suspend or cease offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Funds or another of the Oppenheimer funds within 90 days of payment of the sales charge,  the  shareholder's  basis in the shares of the Funds that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind." The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of each Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment of a redemption order wholly or partly in cash. In that case, the Funds may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Funds, in lieu of cash.

     The Funds have  elected to be governed  by Rule 18f-1 under the  Investment
Company Act. Under that rule, the Funds are obligated to redeem shares solely in cash up to the lesser of  $250,000  or 1% of the net assets of the Funds  during any 90-day period for any one  shareholder.  If shares are redeemed in kind, the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Funds will value  securities used to pay redemptions in kind using the same  method the Funds use to value  their  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  Each Fund's  Board of Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $500 or such  lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an  account if the  aggregate  net asset  value of such  shares has fallen below the stated  minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders in question (not less than 30 days).  The Board
may   alternatively  set  requirements  for  the  shareholder  to  increase  the investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

     Distributions  From  Retirement  Plans.  Requests  for  distributions  from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:

     (1) state the reason for the distribution;

     (2) state the owner's  awareness of tax  penalties if the  distribution  is premature; and

     (3) conform to the requirements of the plan and the Funds' other redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Funds held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Funds,  the  Manager,  the  Distributor,  and the  Transfer  Agent assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor  is each  Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their  customers.  Shareholders  should  contact their broker or dealer to arrange this type of redemption.  The repurchase price per share  will be the net  asset  value  next  computed  after the  Distributor receives an order placed by the dealer or broker.  However,  if the  Distributor receives  a  repurchase  order  from a dealer or  broker  after the close of the
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 p.m., but may do so  earlier  on  some  days.  Additionally,  the  order  must  have  been transmitted  to and received by the  Distributor  prior to its close of business that day (normally 5:00 p.m.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

     Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the
Funds valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Funds cannot guarantee receipt of a payment on the date requested.  The
Funds reserve the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred  sales charge is waived as described in Appendix C to this Statement of
Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the Funds  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange a  pre-determined  amount of shares of the Funds for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application submitted to the Transfer Agent. Neither the Funds nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan.  Share  certificates  will not be issued for shares of the Funds purchased for and held under the Plan,  but the Transfer Agent will credit all such shares to the  account  of the  Planholder  on the  records  of the  Funds.  Any  share certificates held by a Planholder may be surrendered  unendorsed to the Transfer
Agent  with  the  Plan  application  so  that  the  shares  represented  by  the certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested in shares of the Funds,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current Prospectus of the Funds. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Funds may also give  directions to the Transfer Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon termination of a Plan by the Transfer Agent or the Funds,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the Transfer  Agent ceases to act as transfer  agent for the Funds,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

                  How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

     o All of the  Oppenheimer  funds  currently  offer  Class  A, B, C, N and Y shares with the following exceptions:

The following funds only offer Class A shares:
Centennial California Tax Exempt Trust      Centennial New York Tax Exempt Trust
Centennial Government Trust                 Centennial Tax Exempt Trust
Centennial Money Market Trust

The following funds do not offer Class N shares:
Limited Term New York Municipal Fund       Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free Municipals            Oppenheimer Principal Protected Main Street Fund II
Oppenheimer AMT-Free New York Municipals   Oppenheimer Pennsylvania Municipal Fund
Oppenheimer California Municipal Fund      Oppenheimer Rochester National Municipals
Oppenheimer International Value Fund       Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited Term California
                Municipal Fund             Rochester Fund Municipals
Oppenheimer Limited Term Municipal Fund
Oppenheimer Money Market Fund, Inc.

The following funds do not offer Class Y shares:
Limited Term New York Municipal Fund     Oppenheimer International Small Company Fund
Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York
          Municipals                    Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund               Oppenheimer Pennsylvania Municipal Fund
Oppenheimer California Municipal Fund   Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund         Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Cash Reserves               Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Champion Income Fund        Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Convertible Securities Fund  Oppenheimer Quest International
                                                Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National Municipals
Oppenheimer Developing Markets Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Gold & Special Minerals
                Fund                    Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund

Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

     o Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged  for shares of any other Fund.

     o Class B,  Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by  exchange  from the same  class of shares of other
Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except  Class A shares of  Oppenheimer  Money  Market Fund or  Oppenheimer  Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money market funds offered by the  Distributor.  Shares of any money market funds purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge upon  payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

     o  Shares  of  the  Funds   acquired  by   reinvestment   of  dividends  or
distributions  from  any of  the  other  Oppenheimer  funds  or  from  any  unit investment  trust for which  reinvestment  arrangements  have been made with the
Distributor  may be  exchanged  at net  asset  value  for  shares  of any of the
Oppenheimer funds.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer  funds.
However,  shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer  funds.
However,  shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of  Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (2/4/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net  asset  value  for  shares  of any of the  Oppenheimer  funds.
However,  shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer  Principal  Protected Main Street Fund III until after the expiration of the warranty period (12/6/2011).

     The Funds may amend,  suspend or terminate  the  exchange  privilege at any time.  Although the Funds may impose these  changes at any time, it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A shares  of any  Oppenheimer  funds  (other  than  Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any  Oppenheimer  funds  purchased  subject to a Class A  contingent deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of Rochester  National  Municipals and Rochester Fund
Municipals  acquired  by  exchange  of Class A shares of any  Oppenheimer  funds purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another Oppenheimer funds that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent deferred sales charge of the other Oppenheimer funds at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market  Fund,  Inc.  acquired by  exchange of Class A shares of any  Oppenheimer funds  purchased  subject  to a Class A  contingent  deferred  sales  charge are redeemed  within  the Class A holding  period of the Funds from which the shares were exchanged,  the Class A contingent  deferred sales charge of the Funds from which the shares were exchanged is imposed on the redeemed shares.

     o Except  with  respect  to the  Class B shares  described  in the next two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of Limited-Term  Government Funds, Limited
Term  Municipal  Funds,  Limited Term New York Municipal  Funds and  Oppenheimer
Senior  Floating  Rate Fund,  the Class B  contingent  deferred  sales charge is imposed on the  acquired  shares if they are  redeemed  within five years of the initial purchase of the exchanged Class B shares.

     o With  respect  to Class B shares  of Cash  Reserves  that  were  acquired through the exchange of Class B shares  initially  purchased in the  Oppenheimer
Capital  Preservation  Funds,  the Class B contingent  deferred  sales charge is imposed on the acquired  shares if they are  redeemed  within five years of that initial purchase.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares,  a 1%  contingent  deferred  sales charge will be imposed if the retirement  plan (not including IRAs and 403(b) plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's first  purchase of Class N shares of any  Oppenheimer  funds or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer funds.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on  Multiple  Exchange  Orders.  The Funds  reserve the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing account in the Funds to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that Fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption Date").  Normally,  shares of the Funds to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either
Fund up to five business days if they determine that they would be disadvantaged by an  immediate  transfer of the  redemption  proceeds.  The Funds  reserve the right, in their discretion, to refuse any exchange request that may disadvantage them. For example,  if the receipt of multiple  exchange  requests from a dealer might require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Funds, the Funds may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan,  will be switched  to the new fund  account  unless you tell the  Transfer
Agent not to do so. However,  special  redemption and exchange  features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is treated as a  redemption  of shares of one funds and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Funds,  the  Distributor,  and the  Transfer  Agent are  unable to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

                  Dividends, Capital Gains and Taxes

     Dividends and  Distributions.  For some of the Underlying Funds,  dividends will  be  payable  on  shares  held  of  record  at the  time  of  the  previous determination  of net asset  value,  or as  otherwise  described  in "How to Buy
Shares."  Normally,  purchase  checks  received from  investors are converted to
Federal Funds on the next  business day.  Shares  purchased  through  dealers or brokers  normally are paid for by the third business day following the placement of the purchase order.

     Shares  redeemed  through the  regular  redemption  procedure  will be paid dividends  through  and  including  the day on which the  redemption  request is received by the  Transfer  Agent in proper form.  Dividends  will be declared on shares  repurchased  by a dealer or broker for three business days following the trade  date (this is, up to and  including  the day prior to  settlement  of the repurchase).  If all shares in an account are redeemed, all dividends accrued on shares  of the  same  class  in the  account  will be  paid  together  with  the redemption proceeds.

     The Funds have no fixed dividend rate.  There can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid  by a class  of  shares  will  vary  from  time to time depending on market conditions,  the composition of the Funds'  portfolios,  and expenses  borne by the  Funds  or borne  separately  by a class.  Dividends  are calculated  in the same manner,  at the same time,  and on the same day for each class of shares.  However,  dividends on Class B, Class C and Class N shares are expected  to be lower  than  dividends  on Class A and Class Y  shares.  That is because of the effect of the  asset-based  sales  charge on Class B, Class C and
Class N shares.  Those  dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     Some of the  Underlying  Funds have no fixed dividend rate and there can be no  assurance  as to the  payment of any  dividends  or the  realization  of any capital gains.

     Tax  Status of the  Funds'  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Funds'  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations  generally  affecting the Funds and their shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.  State and local tax treatment of ordinary income  dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.  Potential purchasers of shares of the Funds are urged to consult their tax advisers with specific  reference to their own tax  circumstances as well as the  consequences of federal,  state and local tax rules affecting an investment in the Funds.

     Generally,  the  character  of the income or  capital  gains that the Funds receive from the Underlying  Funds will pass through to the Funds'  shareholders as long as the Funds and  Underlying  Funds  continue  to qualify  as  regulated investment  companies.  However,  short-term  capital  gains  received  from the
Underlying Funds will be taxed as ordinary income to the Funds and therefore may not be offset  against  long-term  capital  losses of the Funds and  foreign tax credits  or  deductions  passed  through by the  Underlying  Funds may not "pass through" to the Funds' shareholders.  Additionally, the redemption of Underlying
Fund shares by the Funds may be more frequently  characterized  as a dividend as opposed  to a  sale  or  exchange  of  shares  under  tax  rules  applicable  to redemptions,  thereby  resulting in ordinary income without basis offset for the redeeming Fund rather than capital gain. This will have the effect of increasing the amount of ordinary income the Funds must distribute to shareholders.

     Qualification as a Regulated  Investment Company. The Funds have elected to be taxed as regulated  investment  companies under  Subchapter M of the Internal
Revenue Code of 1986, as amended. As regulated investment  companies,  the Funds are not  subject to federal  income tax on the  portion of their net  investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of  expenses)  and  capital  gain net  income  (that is,  the  excess of net long-term capital gains over net short-term capital losses) that they distribute to shareholders.  Qualification as a regulated investment company enables a Fund to "pass through" its income and realized capital gains to shareholders  without having to pay tax on them. This avoids a "double tax" on that income and capital gains,  since  shareholders  normally will be taxed on the dividends and capital gains they  receive  from a Fund  (unless  Fund shares are held in a  retirement account or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification that a Fund might not meet in a particular year. If a Fund did not qualify as a regulated  investment company, it would be treated for tax purposes as an ordinary  corporation and would receive no tax deduction for payments made to shareholders.

     To qualify as a regulated  investment  company,  a Fund must  distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss)  for  the  taxable  year.  Each  Fund  must  also  satisfy  certain  other requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by a Fund  made  during  the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

     To qualify as a regulated  investment  company, a Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or  securities)  or certain  other  income and net income  derived from an interest in qualified publicly traded  partnerships,  as defined in the Internal
Revenue Code.

     In addition to satisfying the requirements  described above, each Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment  company.  Under that test,  at the close of each quarter of a Fund's taxable  year,  at least 50% of the value of its assets must consist of cash and cash items (including  receivables),  U.S. government securities,  securities of other regulated  investment  companies,  and securities of other issuers.  As to each of those  issuers,  such  Fund must not have  invested  more than 5% of the value of its total  assets in  securities  of such  issuer and the Fund must not hold more than 10% of the outstanding  voting securities of such issuer. No more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies),  in two or more issuers which the Fund controls and which are  engaged in the same or  similar  trades or  businesses  or in the securities of one or more qualified  publicly traded  partnerships as defined in the Internal  Revenue  Code.  For purposes of this test,  obligations  issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code,  by December 31 each year,  each Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not, such Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Funds  will meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Funds might be required to liquidate portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in  the  best  interests  of  shareholders  for  a  Fund  not  to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     Taxation  of  Fund   Distributions.   The  Funds  anticipate   distributing
substantially  all of their  investment  company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal  income tax  purposes.  The tax rate on certain
dividend  income  and  long-term   capital  gain  applicable  to   non-corporate
shareholders  has been reduced for taxable  years  beginning  before  January 1,
2009.  Distributions  comprised  of dividends  from  domestic  corporations  and
certain  foreign  corporations  (generally,   corporations   incorporated  in  a
possession of the United States, some corporations  eligible for treaty benefits under a treaty with the United  States and  corporations  whose stock is readily tradable on an established  securities  market in the United States) are treated as "qualified  dividend  income"  eligible for taxation at a maximum tax rate of
15% in the  hands  of  non-corporate  shareholders.  A  certain  portion  of the
Underlying Funds' dividends when paid to the Funds may be eligible for treatment as  qualified  dividend  income when paid to  noncorporate  shareholders  of the
Funds.  In order for dividends paid by a Fund to be qualified  dividend  income, the  respective  Underlying  Fund must meet  holding  period and  certain  other requirements with respect to the dividend-paying  stocks in its portfolio,  such
Fund must meet the holding  period and other  requirements  with  respect to the
Underlying  Fund shares,  and the  non-corporate  shareholder  must meet holding period and certain other  requirements with respect to the Fund's shares. To the extent that an  Underlying  Fund or a Fund  engages in  securities  lending with respect to stock paying qualified  dividend income, the ability to pay qualified dividend income to shareholders will be limited.

     Special provisions of the Internal Revenue Code govern the eligibility of a
Fund's   dividends   for  the   dividends-received   deduction   for   corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The  amount of  dividends  paid by a Fund that may  qualify  for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives from  portfolio  investments  that such Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent a Fund's  dividends  are derived from gross income from option  premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Funds may either retain or distribute to shareholders their net capital gain for each taxable year.  The Funds  currently  intend to distribute any such amounts  although  their ability to do so will depend on whether the  Underlying
Funds  distribute such gains. If net long term capital gains are distributed and designated as a capital gain distribution,  they will be taxable to shareholders as  long-term  capital gain and will be properly  identified  in reports sent to shareholders  in January of each year.  Such  treatment will apply no matter how long the  shareholder  has held  his or her  shares  or  whether  that  gain was recognized by the distributing  Fund before the shareholder  acquired his or her shares.

     If a Fund elects to retain its net capital  gain, it will be subject to tax on it at the 35%  corporate tax rate. If a Fund elects to retain its net capital gain,  the Fund will  provide to  shareholders  of record on the last day of its taxable  year  information  regarding  their pro rata  share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata share of such gain on his or her tax return as long-term capital gain, will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the respective  Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income that may be received  by certain  Underlying  Funds from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United  States has  entered  into tax  treaties  with many  foreign countries  which entitle an  Underlying  Fund to a reduced rate of, or exemption from,  taxes on such income.  The Funds will not be able to pass through certain foreign  tax  credits or  deductions  that would  otherwise  be  available  to a shareholder in an Underlying Fund.

     Distributions by the Funds that do not constitute ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent of a  shareholder's  tax basis in his or her  shares.  Any excess will be treated as gain from the sale of those shares, as discussed below.  Shareholders of each  Fund  will be  advised  annually  as to the  U.S.  federal  income  tax consequences  of  distributions  made (or deemed made)  during the year.  If any prior  distributions must be re-characterized as a non-taxable return of capital at the end of a Fund's  fiscal year,  such  distributions  will be identified as such in notices sent to shareholders.

     Distributions  by the Funds will be treated in the manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the  applicable  Fund (or of another  fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as receiving a  distribution  in an amount  equal to the fair  market  value of the shares received, determined as of the reinvestment date.

     Each Fund will be  required in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient"  (such as a  corporation).  Any tax withheld by a Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases other shares of the same Fund (including through dividend reinvestment) within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the  applicable  Fund is  effectively  connected with the conduct of a U.S.
trade or business.  Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary income dividends paid to stockholders  who are nonresident  aliens or  foreign  entities  (which are deemed  not  "effectively  connected  income")
generally  will  be  subject  to a  30%  U.S.  withholding  tax  under  existing provisions of the Internal  Revenue Code  applicable to foreign  individuals and entities  unless a reduced rate of  withholding  or a  withholding  exemption is provided under applicable  treaty law. Under the provisions of the American Jobs
Creation  Act of 2004 (the "2004 Tax  Act"),  dividends  derived by a  regulated investment  company from  short-term  capital gains and  qualifying net interest income  (including  income from original issue discount and market discount) and paid to stockholders  who are nonresident  aliens and foreign entities if and to the extent properly  designated as  "interest-related  dividends" or "short-term capital gain dividends,"  generally will not be subject to U.S. withholding tax.
Where  possible,  the  Funds  intend  to make such  designations.  Under  recent guidance  issued by the IRS, a regulated  investment  company will  generally be allowed to  designate  the  maximum  amount of its  qualified  dividend  income, interest related  dividends and short term capital gain dividends even where the aggregate  of the  amounts  designated  exceeds  the  amounts  of the  regulated investment company  distributions.  However, in any given tax year, there may be circumstances  which would cause a Fund not to designate  the maximum  amount of
interest-related   income  or  short  term  capital  gain  income  eligible  for exemption.  It is not  possible  to predict  what  portion,  if any, of a Fund's distributions  will be designated as short-term capital gains or interest income exempt from withholding in the hands of nonresident and foreign stockholders.

     The 2004 Tax Act also provides that distributions of a Fund attributable to gains from sales or exchanges of "U.S.  real property  interests," as defined in the Internal Revenue Code and Treasury regulations  (including gains on the sale or exchange of shares in certain  "U.S.  real  property  holding  corporations,"
which may include certain real estate investment trusts among other entities and certain real estate  investment  company capital gain dividends)  generally will cause a foreign  stockholder to treat such gain as income effectively  connected to a trade or business within the United States, generally subject to tax at the graduated  rates  applicable to U.S.  stockholders.  Such  distributions  may be subject to U.S.  withholding tax and may require the foreign stockholder to file a U.S. federal income tax return.

     These  provisions  generally would apply to  distributions  with respect to taxable years of the Funds  beginning after December 31, 2004 and before January
1, 2008.

     If the ordinary income dividends from a Fund are effectively connected with the conduct of a U.S.  trade or business,  then the foreign  person may claim an exemption from 30%  withholding  provided the Fund obtains a properly  completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold
U.S.  tax  at a  rate  of  28%  on  ordinary  income  dividends,  capital  gains distributions and the proceeds of the redemption of shares,  paid to any foreign person. Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S.  Treasury  and all  income and any tax  withheld  is  identified  in reports mailed to  shareholders  in January of each year with a copy sent to the
IRS.

     Foreign  shareholders  are urged to consult  their own tax  advisors or the
U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment  in the Funds,  including  the  applicability  of the U.S.
withholding taxes described above.

     Dividend Reinvestment in Another Fund.  Shareholders of a Fund may elect to reinvest all dividends and/or capital gains  distributions in shares of the same class of any of the other Oppenheimer  funds listed above.  Reinvestment will be made  without  sales  charge at the net  asset  value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the Fund selected for  reinvestment.  Otherwise the shareholder first must obtain a prospectus for that Fund and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other  Oppenheimer funds may be invested in shares of the Fund on the same basis.

         Additional Information About the Funds

     The Distributor.  The Funds' shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Funds'
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Funds' Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Funds'
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian.  Citibank,  N.A. is the custodian of the Funds' assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Funds'
portfolio  securities  and handling the delivery of such  securities to and from the  Funds.  It is the  practice  of the Funds to deal with the  custodian  in a manner uninfluenced by any banking  relationship the custodian may have with the
Manager and its  affiliates.  The Funds' cash  balances  with the  custodian  in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured  balances at times may be substantial.  Independent  Registered Public
Accounting Firm. [ ] serves as the Independent Registered Public Accounting Firm for the Funds.  [ ] audits the Funds'  financial  statements  and performs other related  audit  services.  [ ] also  act as the  independent  registered  public accounting  firm  for  certain  other  Funds  advised  by the  Manager  and  its affiliates.  Audit and non-audit  services  provided by [ ] to the Funds must be pre-approved by the Audit Committee.

                              Report of Independent Registered Public Accounting Firm

                                           [To be provided by amendment]

                                               Financial Statements

                                           [to be provided by amendment]

                                                    Appendix A

RATINGS DEFINITIONS

     Below   are   summaries   of   the   rating   definitions   used   by   the
nationally-recognized  rating agencies listed below. Those ratings represent the opinion  of the agency as to the credit  quality of issues  that they rate.  The summaries below are based upon publicly  available  information  provided by the rating organizations.

     Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

     Aaa:  Bonds and  preferred  stock  rated  "Aaa"  are  judged to be the best quality.  They carry the smallest degree of investment risk.  Interest  payments are protected by a large or by an  exceptionally  stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

     Aa: Bonds and  preferred  stock rated "Aa" are judged to be of high quality by all  standards.  Together  with  the  "Aaa"  group,  they  comprise  what are generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

     A: Bonds and preferred  stock rated "A" possess many  favorable  investment attributes and are to be considered as upper-medium grade  obligations.  Factors giving  security to principal and interest are considered  adequate but elements may be present which  suggest a  susceptibility  to impairment  some time in the future.

     Baa:  Bonds and  preferred  stock rated "Baa" are  considered  medium-grade obligations;  that is, they are neither  highly  protected  nor poorly  secured.
Interest  payments and principal  security  appear  adequate for the present but certain  protective  elements  may  be  lacking  or  may  be  characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

     Ba:  Bonds and  preferred  stock rated "Ba" are judged to have  speculative elements. Their future cannot be considered  well-assured.  Often the protection of interest and  principal  payments  may be very  moderate and thereby not well safeguarded  during  both good and bad times  over the  future.  Uncertainty  of position characterizes bonds in this class.

     B: Bonds and preferred  stock rated "B" generally lack  characteristics  of the desirable  investment.  Assurance of interest and  principal  payments or of maintenance  of other terms of the contract  over any long period of time may be small.

     Caa:  Bonds and  preferred  stock  rated "Caa" are of poor  standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds and preferred  stock rated "Ca" represent  obligations  which are speculative  in a high  degree.  Such  issues are often in default or have other marked shortcomings.

     C: Bonds and preferred  stock rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever  attaining any real investment standing.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier  "1"  indicates  that the obligation ranks in the higher end of its generic rating category;  the modifier
"2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

     PRIME RATING SYSTEM  (SHORT-TERM  RATINGS - TAXABLE DEBT) These ratings are opinions of the ability of issuers to honor  senior  financial  obligations  and contracts.  Such obligations  generally have an original  maturity not exceeding one year, unless explicitly noted.

     Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

     Prime-2:  Issuer has a strong  ability for  repayment of senior  short-term debt obligations.  Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics,  while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3:   Issuer  has  an  acceptable  ability  for  repayment  of  senior short-term  obligations.  The  effect of  industry  characteristics  and  market compositions may be more pronounced.  Variability in earnings and  profitability may  result in  changes  in the level of debt  protection  measurements  and may require  relatively high financial  leverage.  Adequate  alternate  liquidity is maintained.

     Not Prime: Issuer does not fall within any Prime rating category.

     Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:

     o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment  on an  obligation  in  accordance  with the  terms of the obligation;

     o Nature of and provisions of the obligation; and

     o Protection  afforded by, and relative  position of, the obligation in the event of  bankruptcy,  reorganization,  or other  arrangement  under the laws of bankruptcy  and other  laws  affecting  creditors'  rights.  The  issue  ratings definitions  are expressed in terms of default  risk.  As such,  they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy,  as noted
above.

     AAA: An obligation rated "AAA" have the highest rating assigned by Standard
&  Poor's.  The  obligor's  capacity  to meet its  financial  commitment  on the obligation is extremely strong.

     AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial  commitment on the obligation is very strong.

     A: An  obligation  rated "A" are somewhat more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than obligations in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated "BBB"  exhibit  adequate  protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

     BB, B, CCC, CC, and C: An obligation rated `BB', `B', `CCC',  `CC', and `C'
are regarded as having significant speculative  characteristics.  `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation  rated "BB" are less  vulnerable to nonpayment than other speculative issues.  However,  they face major ongoing uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

     B:  An  obligation  rated  "B"  are  more  vulnerable  to  nonpayment  than obligations  rated "BB", but the obligor  currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated "CCC" are currently vulnerable to nonpayment,  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

     C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this  obligation  are  being  continued.  A "C" also  will be  assigned  to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
(+) or  minus  (-)  sign to show  relative  standing  within  the  major  rating categories.

     c: The `c' subscript is used to provide additional information to investors that the bank may terminate its  obligation  to purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service  requirements  is largely or entirely  dependent upon the  successful,  timely  completion of the project.
This rating,  however,  while addressing credit quality subsequent to completion of the  project,  makes no comment on the  likelihood  of or the risk of default upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent  upon Standard & Poor's receipt of an executed  copy of the escrow  agreement or closing  documentation  confirming investments and cash flows.

     r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that  Standard  &  Poor's  believes  may  experience  high  volatility  or  high variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic  corporate  and  municipal  issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general

     Short-Term Issue Credit Ratings  Short-term  ratings are generally assigned to those obligations  considered short-term in the relevant market. In the U.S., for example,  that means  obligations with an original  maturity of no more than
365 days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the  obligation  is  strong.  Within  this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A  short-term  obligation  rated "A-3"  exhibits  adequate  protection parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's believes  that such  payments  will be made  during such grace  period.  The "D"
rating also will be used upon the filing of a bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:

     A Standard & Poor's note rating  reflects the liquidity  factors and market access  risks  unique to notes.  Notes  due in three  years or less will  likely receive a note  rating.  Notes  maturing  beyond  three  years will most  likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

     o Amortization  schedule-the  larger the final  maturity  relative to other maturities, the more likely it will be treated as a note; and

     o Source of  payment-the  more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

     Fitch,  Inc.  International  credit  ratings  assess the  capacity  to meet foreign  currency or local  currency  commitments.  Both "foreign  currency" and
"local currency" ratings are internationally  comparable assessments.  The local currency  rating  measures  the  probability  of  payment  within  the  relevant sovereign  state's currency and  jurisdiction and therefore,  unlike the foreign currency  rating,  does not take account of the possibility of foreign  exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are
based  on  their  prospects  for  achieving   partial  or  full  recovery  in  a
reorganization or liquidation of the obligor. While expected recovery values are highly  speculative  and cannot be estimated with any  precision,  the following serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around  90%-100% of outstanding  amounts and accrued  interest.  "DD"
indicates  potential  recoveries  in the range of  50%-90%,  and "D" the  lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     Plus (+) and minus (-) signs may be appended  to a rating  symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA"  category or to  categories  below  "CCC," nor to  short-term ratings other than "F1" (see below).

     INTERNATIONAL SHORT-TERM CREDIT RATINGS The following ratings scale applies to foreign currency and local currency  ratings.  A short-term rating has a time horizon of less than 12 months for most  obligations,  or up to three  years for
U.S.  public  finance  securities,  and  thus  places  greater  emphasis  on the liquidity necessary to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial commitments.  May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
commitments is adequate.  However,  near-term  adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

                                                          B-1
                                                    Appendix B

Industry Classifications

Aerospace & Defense                                          Household Products
Air Freight & Couriers                                       Industrial Conglomerates
Airlines                                                     Insurance
Auto Components                                              Internet & Catalog Retail
Automobiles                                                  Internet Software & Services
Beverages                                                    IT Services
Biotechnology                                                Leisure Equipment & Products
Building Products                                            Machinery
Chemicals                                                    Marine
Consumer Finance                                             Media
Commercial Banks                                             Metals & Mining
Commercial Services & Supplies                               Multiline Retail
Communications Equipment                                     Multi-Utilities
Computers & Peripherals                                      Office Electronics
Construction & Engineering                                   Oil & Gas
Construction Materials                                       Paper & Forest Products
Containers & Packaging                                       Personal Products
Distributors                                                 Pharmaceuticals
Diversified Financial Services                               Real Estate
Diversified Telecommunication Services                       Road & Rail
Electric Utilities                                           Semiconductors and Semiconductor Equipment
Electrical Equipment                                         Software
Electronic Equipment & Instruments                           Specialty Retail
Energy Equipment & Services                                  Textiles, Apparel & Luxury Goods
Food & Staples Retailing                                     Thrifts & Mortgage Finance
Food Products                                                Tobacco
Gas Utilities                                                Trading Companies & Distributors
Health Care Equipment & Supplies                             Transportation Infrastructure
Health Care Providers & Services                             Water Utilities
Hotels Restaurants & Leisure                                 Wireless Telecommunication Services
Household Durables

                                                    Appendix C

                          OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(3) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares may be waived.  (4)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors.

     Not all  waivers  apply to all Funds.  For  example,  waivers  relating  to
Retirement Plans do not apply to Oppenheimer  municipal Funds, because shares of those Funds are not available for purchase by or on behalf of retirement  plans.
Other waivers apply only to shareholders of certain Funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

                  1)   plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
                  2)   non-qualified deferred compensation plans,
                  3)   employee benefit plans(5)
                  4)   Group Retirement Plans(6)
                  5)   403(b)(7) custodial plan accounts
                  6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs,
                       SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer  funds.  These  waivers  and  special
arrangements may be amended or terminated at any time by a particular Funds, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

                  I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

     Purchases  of Class A Shares of  Oppenheimer  funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under "Class A Contingent  Deferred  Sales  Charge."(7)  This waiver provision applies to:

     o Purchases of Class A shares aggregating $1 million or more.

     o Purchases  of Class A shares by a Retirement  Plan that was  permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     o Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor  for those  purchases.  o Purchases of Class A shares by  Retirement
Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is performed by Merrill Lynch Pierce Fenner & Smith,
Inc.  ("Merrill  Lynch") on a daily valuation basis for the Retirement  Plan. On the date the plan  sponsor  signs  the  record-keeping  service  agreement  with
Merrill Lynch,  the Plan must have $3 million or more of its assets  invested in
(a)  mutual  funds,  other than  those  advised  or  managed  by  Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) Funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $3 million or more of its assets  (excluding  assets  invested in money market funds)  invested in Applicable  Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

     II. Waivers of Class A Sales Charges of Oppenheimer Funds

A.       Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

o        The Manager or its affiliates.

     o Present or former officers,  directors, trustees and employees (and their
"immediate  families")  of the  Funds,  the  Manager  and  its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents in law,  brothers  and sisters,  sons and  daughters in law, a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     o  Registered  management  investment  companies,  or separate  accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     o Dealers or brokers that have a sales agreement with the  Distributor,  if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     o Employees and registered  representatives  (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     o Dealers,  brokers,  banks or  registered  investment  advisors  that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Funds in particular  investment  products made available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     o  Investment  advisors  and  financial  planners  who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     o "Rabbi  trusts" that buy shares for their own accounts,  if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     o Clients of investment  advisors or financial  planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  advisor or financial  planner on the books and  records of the broker,  agent or  financial intermediary with which the Distributor has made such special arrangements. Each of these  investors  may be  charged  a fee by the  broker,  agent or  financial intermediary for purchasing shares.

     o Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust, pension,  profit sharing or other benefit plan which  beneficially  owns shares for those persons.

     o  Accounts  for  which  Oppenheimer  Capital  (or  its  successor)  is the investment  advisor (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial  owner of such accounts.  o A unit investment  trust that has entered into an appropriate agreement with the Distributor.

     o Dealers,  brokers,  banks,  or registered  investment  advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment  adviser  provides  administration  services.

     o Retirement Plans and deferred compensation plans and trusts used to Funds those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the Internal  Revenue Code),  in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     o A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest  for  Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that fund due to the  termination of the Class B and Class C TRAC-2000  program on November 24,  1995.

     o A qualified  Retirement  Plan that had agreed  with the former  Quest for
Value  Advisors to purchase  shares of any of the Former Quest for Value Fund at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     B.  Waivers of Initial and  Contingent  Deferred  Sales  Charges in Certain
Transactions.

     Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     o  Shares  issued  in  plans  of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which each Fund is a party.

     o Shares purchased by the reinvestment of dividends or other  distributions reinvested  from the Funds or other  Oppenheimer  funds (other than  Oppenheimer
Cash Reserves) or unit  investment  trusts for which  reinvestment  arrangements have been made with the Distributor.

     o Shares  purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

o        Shares purchased in amounts of less than $5.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     o To make Automatic  Withdrawal Plan payments that are limited  annually to no  more  than  12%  of the  account  value  adjusted  annually.

     o  Involuntary  redemptions  of shares by operation  of law or  involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies,"  in  the  applicable  fund  Prospectus).

     o For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or  beneficiary.  The death or  disability  must occur  after the  participant's account  was  established.  2) To  return  excess  contributions.  3) To  return contributions made due to a mistake of fact. o Hardship withdrawals,  as defined in the plan.(8) 5) Under a Qualified Domestic Relations Order, as defined in the
Internal  Revenue  Code,  or,  in the case of an IRA,  a divorce  or  separation agreement  described in Section  71(b) of the Internal  Revenue Code. 6) To meet the minimum  distribution  requirements of the Internal Revenue Code. 7) To make
"substantially  equal  periodic  payments" as described in Section  72(t) of the
Internal  Revenue  Code.  8) For  loans to  participants  or  beneficiaries.  9)
Separation  from  service.(9) 10)  Participant-directed  redemptions to purchase shares  of a  mutual  fund  (other  than a fund  managed  by  the  Manager  or a subsidiary  of the Manager) if the plan has made special  arrangements  with the
Distributor.   11)  Plan  termination  or  "in-service  distributions,"  if  the redemption  proceeds are rolled over  directly to an  OppenheimerFunds-sponsored
IRA. o For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special  agreement with the Distributor  allowing this waiver.  o
For  distributions  from retirement  plans that have $10 million or more in plan assets and that have entered into a special  agreement with the  Distributor.  o
For  distributions  from  retirement  plans which are part of a retirement  plan
product  or  platform  offered  by  certain  banks,  broker-dealers,   financial
advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

     III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
Funds

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

A.       Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     o Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

     o Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving  shareholder.  The death or disability  must have occurred  after the account was  established,  and for  disability you must provide  evidence  of a  determination  of  disability  by the  Social  Security
Administration.

     o The contingent  deferred sales charges are generally not waived following the death or  disability  of a  grantor  or  trustee  for a trust  account.  The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established,  and for disability you must provide evidence of a determination of disability by the Social Security Administration.

     o  Distributions  from accounts for which the  broker-dealer  of record has entered into a special agreement with the Distributor allowing this waiver.

     o Redemptions of Class B shares held by Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent  record keeper under a contract with Merrill Lynch.

     o Redemptions of Class C shares of Oppenheimer  U.S.  Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     o  Redemptions  of Class C shares of an  Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     o  Distributions(10)  from Retirement Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(11)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.(12)

     9) On account of the participant's separation from service.(1)(3)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored  IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted  annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value,  adjusted  annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     o  Redemptions  of Class B shares  or  Class C  shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B.       Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

o        Shares sold to the Manager or its affiliates.

     o Shares sold to  registered  management  investment  companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     o Shares issued in plans of reorganization to which each Fund is a party.

     o Shares  sold to  present  or  former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Funds,  the Manager and its affiliates and retirement  plans  established by them for their employees.

     IV.  Special  Sales  Charge   Arrangements   for  Shareholders  of  Certain
Oppenheimer Funds Who Were Shareholders of Former Quest for Value Fund

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Fund. To be eligible,  those  persons must have been  shareholders  on November 24, 1995, when OppenheimerFunds,  Inc. became the investment advisor to those former Quest for Value Fund. Those Funds include:

Oppenheimer Quest Value Fund, Inc.                           Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest Balanced Funds                             Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

Quest for Value U.S. Government Income Fund                     Quest for Value New York Tax-Exempt Funds
Quest for Value Investment Quality Income Fund                  Quest for Value National Tax-Exempt Funds
Quest for Value Global Income Fund                              Quest for Value California Tax-Exempt Funds

     All of the Funds  listed  above are  referred  to in this  Appendix  as the
"Former  Quest for Value Fund." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     o acquired  by such  shareholder  pursuant  to an  exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Fund, or

     o  purchased  by  such   shareholder  by  exchange  of  shares  of  another
Oppenheimer funds that were acquired pursuant to the merger of any of the Former
Quest for Value Fund into that other Oppenheimer funds on November 24, 1995.

A.       Reductions or Waivers of Class A Sales Charges.

o        Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Fund Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Fund or received a proposal to purchase  such shares from
OCC Distributors prior to November 24, 1995.

------------------------------- ---------------------------- ------------------------------ --------------------------
Number of Eligible Employees    Initial Sales Charge as a    Initial Sales Charge as a %    Concession as % of
or Members                      % of Offering Price          of Net Amount Invested         Offering Price
------------------------------- ---------------------------- ------------------------------ --------------------------
------------------------------- ---------------------------- ------------------------------ --------------------------

9 or Fewer                                 2.50%                        2.56%                          2.00%
------------------------------- ---------------------------- ------------------------------ --------------------------
------------------------------- ---------------------------- ------------------------------ --------------------------

At least 10 but not more than              2.00%                        2.04%                          1.60%
49
------------------------------- ---------------------------- ------------------------------ --------------------------
------------------------------- ---------------------------- ------------------------------ --------------------------

     For  purchases  by  Associations  having 50 or more  eligible  employees or members,  there is no initial  sales charge on purchases of Class A shares,  but those  shares  are  subject  to the Class A  contingent  deferred  sales  charge described in the applicable funds' Prospectus.

     Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  funds'  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

     |_|  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased  by the  following  investors  are not  subject to any Class A initial or contingent deferred sales charges:

     o Shareholders who were shareholders of the AMA Family of Funds on February
28, 1991 and who  acquired  shares of any of the Former  Quest for Value Fund by merger of a portfolio of the AMA Family of Funds.  o  Shareholders  who acquired shares of any Former Quest for Value Fund by merger of any of the  portfolios of the Unified Funds.

     |_|  Waiver  of  Class  A  Contingent  Deferred  Sales  Charge  in  Certain
Transactions.  The Class A  contingent  deferred  sales charge will not apply to redemptions  of Class A shares  purchased by the  following  investors  who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.       Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |_| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following  cases,  the  contingent  deferred sales charge will be waived for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value  Fund or into which such Funds  merged.  Those  shares  must have been purchased  prior to March 6, 1995 in  connection  with: o  withdrawals  under an automatic  withdrawal  plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required  minimum value of such accounts.

     |_| Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent  deferred sales  charge  will be waived  for  redemptions  of Class A,  Class B or Class C shares of an Oppenheimer  fund. The shares must have been acquired by the merger of a Former  Quest  for  Value  Fund  into  the  funds  or by  exchange  from an
Oppenheimer  fund  that was a Former  Quest For Value  Fund or into  which  such
Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: o redemptions following the death or disability of the  shareholder(s)  (as evidenced by a determination  of total  disability by the U.S.  Social  Security  Administration);  o withdrawals under an  automatic  withdrawal  plan  (but  only for Class B or Class C shares)
where the  annual  withdrawals  do not exceed  10% of the  initial  value of the account value;  adjusted annually,  and o liquidation of a shareholder's account if the  aggregate net asset value of shares held in the account is less than the required minimum account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  funds  described in this section if the proceeds are invested in the same Class of shares in that fund or another  Oppenheimer  funds within 90 days after redemption.

     V.  Special  Sales  Charge   Arrangements   for   Shareholders  of  Certain
Oppenheimer  Funds  Who  Were  Shareholders  of  Connecticut  Mutual  Investment
Accounts, Inc.

     The initial and contingent deferred sale charge rates and waivers for Class
A and Class B shares  described in the respective  Prospectus (or this Appendix)
of the  following  Oppenheimer  funds  (each is  referred to as a "fund" in this section):

Oppenheimer U.S. Government Trust,
Oppenheimer Core Bond Fund,
Oppenheimer Value Fund and
Oppenheimer Disciplined Allocation Fund

     are  modified  as  described  below for those Funds  shareholders  who were shareholders  of the  following  funds  (referred to as the "Former  Connecticut
Mutual  Fund")  on  March  1,  1996,  when  OppenheimerFunds,  Inc.  became  the investment adviser to the Former Connecticut Mutual Fund:

     Connecticut Mutual Liquid Account                              Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account               CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                              CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                              CMIA Diversified Income Account

A.       Prior Class A CDSC and Class A Sales Charge Waivers.

     |_| Class A Contingent Deferred Sales Charge.  Certain  shareholders of the
Funds and the other Former  Connecticut  Mutual Fund are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial  sales  charge,  but subject to the Class A  contingent  deferred  sales charge that was in effect  prior to March 18,  1996 (the "prior  Class A CDSC").
Under the prior Class A CDSC,  if any of those  shares are  redeemed  within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current  market value or the original  purchase  price of the shares  sold,  whichever  is smaller  (in such  redemptions,  any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:

     1) persons whose  purchases of Class A shares of the Funds and other Former
Connecticut  Mutual Fund were  $500,000  prior to March 18, 1996, as a result of direct  purchases  or  purchases  pursuant  to the Funds'  policies  on Combined
Purchases or Rights of  Accumulation,  who still hold those shares in that Funds or other Former Connecticut Mutual Fund, and 2) persons whose intended purchases under a Statement  of Intention  entered into prior to March 18, 1996,  with the former  general  distributor of the Former  Connecticut  Mutual Fund to purchase shares valued at $500,000 or more over a 13-month  period entitled those persons to  purchase  shares at net asset  value  without  being  subject to the Class A initial sales charge

     Any of the Class A shares of the  Funds  and the other  Former  Connecticut
Mutual Fund that were  purchased  at net asset  value  prior to March 18,  1996, remain  subject  to the prior  Class A CDSC,  or if any  additional  shares  are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

     |_| Class A Sales Charge  Waivers.  Additional  Class A shares of the Funds may be purchased without a sales charge, by a person who was in one (or more) of the  categories  below and acquired  Class A shares prior to March 18, 1996, and still holds Class A shares:

     1) any purchaser,  provided the total initial amount  invested in the Funds or any one or more of the Former  Connecticut  Mutual Fund  totaled  $500,000 or more, including  investments made pursuant to the Combined Purchases,  Statement of Intention and Rights of  Accumulation  features  available at the time of the initial  purchase and such investment is still held in one or more of the Former
Connecticut Mutual Fund or the Funds into which such funds merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the  plan in the  Funds  or any  one or more of the  Former
Connecticut Mutual Fund totaled $500,000 or more;

     3)  Directors  of the  Funds or any one or more of the  Former  Connecticut
Mutual Fund and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
Services,  L.L.C.  ("CMFS"),  the prior  distributor  of the Former  Connecticut
Mutual Fund, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are  retirees  from such group)  engaged in a common  business,  profession, civic or  charitable  endeavor  or other  activity,  and the  spouses  and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or individuals,  if such institution was directly  compensated by the individual(s)
for  recommending  the purchase of the shares of the Funds or any one or more of the Former  Connecticut  Mutual Fund,  provided the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject  to the Class A CDSC of the Former  Connecticut  Mutual  Fund  described above.

     Additionally,  Class A shares of the Funds may be purchased without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to
Funds a qualified plan, if that holder  exchanges the variable  annuity contract proceeds to buy Class A shares of the Funds.

B.       Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
Appendix,  above,  the  contingent  deferred  sales  charge  will be waived  for redemptions  of Class A and Class B shares of the Funds and exchanges of Class A or Class B  shares  of the  Funds  into  Class A or  Class B shares  of a Former
Connecticut Mutual Fund provided that the Class A or Class B shares of the Funds to be redeemed or exchanged  were (i)  acquired  prior to March 18, 1996 or (ii)
were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund.  Additionally,  the shares of such Former  Connecticut  Mutual Fund must have been purchased prior to March 18, 1996:

     1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

     as tax-free returns of excess  contributions to such retirement or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department,  authority,  or  agency thereof,  that is prohibited by applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with the  redemption  of  shares  of the  Funds due to a combination with another investment  company by virtue of a merger,  acquisition or similar reorganization transaction;

     7) in connection with the Funds' right to involuntarily redeem or liquidate the Funds;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares in certain  retirement plan accounts pursuant to an Automatic  Withdrawal
Plan but limited to no more than 12% of the original value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in each Fund's  Declaration of Trust,  or as adopted by the
Board of Directors of each Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance America
Fund, Inc.

     Shareholders  of  Oppenheimer   AMT-Free   Municipals,   Oppenheimer   U.S.
Government  Trust,  Oppenheimer  Strategic  Income Fund and Oppenheimer  Capital
Income Fund who  acquired  (and still hold) shares of those Funds as a result of
the   reorganization  of  series  of  Advance  America  Fund,  Inc.  into  those
Oppenheimer  funds on October 18, 1991,  and who held shares of Advance  America
Fund,  Inc.  on March  30,  1990,  may  purchase  Class A shares  of those  four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

     VII.  Sales Charge  Waivers on  Purchases of Class M Shares of  Oppenheimer
Convertible Securities Fund

     Oppenheimer  Convertible Securities Fund (referred to as the "fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of investors  listed  below who,  prior to March 11, 1996, owned shares of the Funds'  then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:

     o the Manager and its affiliates,

     o present or former officers,  directors, trustees and employees (and their
"immediate   families"  as  defined  in  the  fund's   Statement  of  Additional
Information),  the Manager and its affiliates,  and retirement plans established by them or the prior investment advisor of the fund for its employees,

     o  registered  management  investment  companies  or  separate  accounts of insurance  companies  that had an  agreement  with the fund's  prior  investment advisor or distributor for that purpose,

     o dealers or brokers that have a sales agreement with the  Distributor,  if they purchase  shares for their own accounts or for  retirement  plans for their employees,

     o employees and registered  representatives  (and their spouses) of dealers or brokers  described in the preceding  section or financial  institutions  that have entered into sales  arrangements  with those  dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor,  but only if the  purchaser  certifies to the  Distributor  at the time of purchase  that the purchaser meets these qualifications,

     o dealers, brokers, or registered investment advisors that had entered into an  agreement  with  the  Distributor  or the  prior  distributor  of  the  fund specifically  providing  for the use of Class M shares  of the fund in  specific investment products made available to their clients, and

     o dealers,  brokers or registered investment advisors that had entered into an agreement with the  Distributor or prior  distributor of the fund's shares to sell  shares to defined  contribution  employee  retirement  plans for which the dealer, broker, or investment advisor provides administrative services.

                                                    Appendix D
                                           QUALIFYING HYBRID INSTRUMENTS

     Section 2(f) of the  Commodities  Exchange Act (the "Act")  ("Exclusion for
qualifying hybrid instruments")

     (1) In general

     Nothing in this  chapter  (other than  section  16(e)(2)(B)  of this title)
governs  or is  applicable  to a  hybrid  instrument  that  is  predominantly  a security.

     (2) Predominance.

     A hybrid instrument shall be considered to be predominantly a security if -

     (A) the issuer of the  hybrid  instrument  receives  payment in full of the purchase price of the hybrid instrument,  substantially  contemporaneously  with delivery of the hybrid instrument;

     (B) the  purchaser  or holder of the hybrid  instrument  is not required to make any  payment to the issuer in  addition  to the  purchase  price paid under subparagraph (A), whether as margin,  settlement payment,  or otherwise,  during the life of the hybrid instrument or at maturity;

     (C) the issuer of the hybrid  instrument is not subject by the terms of the instrument to mark-to-market margining requirements; and

     (D) the  hybrid  instrument  is not  marketed  as a  contract  of sale of a commodity  for future  delivery  (or option on such a contract)  subject to this chapter.

     (3) Mark-to-market margining requirements.

     For the purposes of paragraph (2)(C), mark-to-market margining requirements do not include  the  obligation  of an issuer of a secured  debt  instrument  to increase  the  amount  of  collateral  held in  pledge  for the  benefit  of the purchaser of the secured debt instrument to secure the repayment  obligations of the issuer under the secured debt instrument.

     CFTC Rule 34.3 Hybrid Instrument Exemption

     (a) A hybrid  instrument  is exempt from all  provisions of the Act and any person  or class  of  persons  offering,  entering  into,  rendering  advice  or rendering other services with respect to such exempt hybrid instrument is exempt for such  activity  from all  provisions of the Act (except in each case Section
2(a)(1)(B)), provided the following terms and conditions are met:

     (1) The instrument is:

     (i) An equity or debt  security  within the meaning of Section  2(l) of the
Securities Act of 1933; or

     (ii) A demand  deposit,  time  deposit or  transaction  account  within the meaning  of 12 CFR  204.2(b)(1),  (c)(1)  and (e),  respectively,  offered by an insured  depository  institution as defined in Section 3 of the Federal  Deposit
Insurance  Act; an insured credit union as defined in Section 101 of the Federal
Credit  Union Act; or a Federal or State  branch or agency of a foreign  bank as defined in Section 1 of the International Banking Act;

     (2) The sum of the  commodity-dependent  values of the  commodity-dependent
components   is   less   than   the    commodity-independent    value   of   the
commodity-independent component;

     (3) Provided that:

     (i) An issuer must receive full payment of the hybrid instrument's purchase price,  and a purchaser or holder of a hybrid  instrument may not be required to make  additional  out-of-pocket  payments  to the issuer  during the life of the instrument or at maturity; and

     (ii) The  instrument  is not marketed as a futures  contract or a commodity option,  or, except to the extent  necessary to describe the  functioning of the instrument or to comply with applicable disclosure  requirements,  as having the characteristics of a futures contract or a commodity option; and

     (iii) The  instrument  does not  provide  for  settlement  in the form of a delivery  instrument  that is  specified  as such in the  rules of a  designated contract market;

     (4) The  instrument  is  initially  issued or sold  subject  to  applicable federal or state securities or banking laws to persons  permitted  thereunder to purchase or enter into the hybrid instrument.

     Appendix E QUALIFYING  SWAP  TRANSACTIONS  Section 2(g) of the  Commodities
Exchange Act (the "Act") ("Excluded swap transactions")

     No provision of this chapter (other than section 7a (to the extent provided in section  7a(g) of this title),  7a-1,  7a-3, or 16(e)(2) of this title) shall apply to or govern any agreement,  contract, or transaction in a commodity other than an agricultural commodity if the agreement, contract, or transaction is -

     (1)  entered  into  only  between   persons  that  are  eligible   contract
participants  at  the  time  they  enter  into  the  agreement,   contract,   or
transaction;

     (2) subject to individual negotiation by the parties; and

     (3) not executed or traded on a trading facility.

CFTC Rule 35.2 Exemption

     A swap agreement is exempt from all provisions of the Act and any person or class of persons offering,  entering into,  rendering advice, or rendering other services  with respect to such  agreement,  is exempt for such activity from all provisions  of  the  Act  (except  in  each  case  the  provisions  of  Sections
2(a)(1)(B),  4b, and 4o of the Act and Section  32.9 of this  chapter as adopted under Section 4c(b) of the Act, and the  provisions of Sections 6(c) and 9(a)(2)
of the Act to the extent these  provisions  prohibit  manipulation of the market price of any  commodity  in  interstate  commerce  or for future  delivery on or subject to the rules of any contract  market),  provided the following terms and conditions are met:

     (a) the swap  agreement  is  entered  into  solely  between  eligible  swap participants at the time such persons enter into the swap agreement;

     (b) the swap agreement is not part of a fungible  class of agreements  that are standardized as to their material economic terms;

     (c) the  creditworthiness  of any  party  having  an  actual  or  potential obligation  under  the swap  agreement  would  be a  material  consideration  in entering into or determining the terms of the swap agreement, including pricing, cost, or credit enhancement terms of the swap agreement; and

     (d) the swap  agreement  is not  entered  into and  traded on or  through a multilateral transaction execution facility;

     Provided,  however,  that  paragraphs (b) and (d) of Rule 35.2 shall not be
deemed  to  preclude   arrangements  or  facilities   between  parties  to  swap
agreements,  that provide for netting of payment obligations resulting from such swap agreements nor shall these  subsections be deemed to preclude  arrangements or  facilities  among  parties to swap  agreements,  that provide for netting of payments resulting from such swap agreements;  provided further, that any person may apply to the  Commission for exemption from any of the provisions of the Act
(except  2(a)(1)(B))  for other  arrangements  or facilities,  on such terms and conditions  as the  Commission  deems  appropriate,  including  but not  limited thereto, the applicability of other regulatory regimes.

Oppenheimer LifeCycle Funds

o        Oppenheimer Transition 2010 Fund
o        Oppenheimer Transition 2015 Fund
o        Oppenheimer Transition 2020 Fund
o        Oppenheimer Transition 2030 Fund

Internet Website
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street-11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street-11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL OPP (225.5677)

Custodian Bank
         Citibank, N.A.
         111 Wall Street
         New York, New York 10005

Independent Registered Public Accounting Firm
         [                     ]

Legal Counsel
         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

                                  OPPENHEIMER TRANSITION 2015 FUND

                                                               FORM N-1A

                                                                PART C

                                                           OTHER INFORMATION

Item 23. - Exhibits

     (a) Declaration of Trust dated June 5, 2006: Filed herewith.

(b)      By-Laws dated June 5, 2006:  Filed herewith.

     (c) Not applicable.

     (d) Investment Advisory Agreement dated: To be filed by amendment.

     (e) (i) General Distributor's Agreement dated To be filed by amendment.

     (ii) Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

     (iii) Broker Agreement of OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

     (iv) Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment  No. 45 to the  Registration  Statement of
Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and  incorporated herein by reference.

     (v)  Trust  Company  Fund/SERV  Purchase   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

     (vi) Trust Company Agency Agreement of OppenheimerFunds Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  45 to the  Registration
Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),  10/26/01,  and
incorporated herein by reference.

     (f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/25/01), and incorporated herein by reference.

     (ii)   Form   of    Deferred    Compensation    Plan   for    Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the
Registration  Statement of  Oppenheimer  Gold & Special  Minerals Fund (Reg. No.
2-82590), (10/28/98), and incorporated by reference. (f)

     (g)  (i)  Global  Custodial  Services  Agreement  dated  August  16,  2002:
Previously  filed  with Post-  Effective  Amendment  no. 41 to the  Registration
Statement of Oppenheimer  Variable account Funds (Reg. No. 2-93177),  (4/28/03), and incorporated by reference.

     (ii) Amendment dated October 2, 2003 to the Global Custody  Agreement dated
August 16, 2002:  Previously  filed with  Pre-Effective  Amendment  No. 1 to the
Registration  Statement  of  Oppenheimer  Principal  Protected  Trust  II  (Reg.
333-10893) (11/6/03), and incorporated herein by reference.

     (h) Not applicable

     (i) Opinion and Consent of Counsel: To be filed by amendment.

     (j) Independent Auditor's Consent: To be filed by amendment.

     (k) Not applicable.

     (l) Investment  Letter from  OppenheimerFunds,  Inc. to  Registrant:  To be filed by amendment.

     (m) Service Plan and  Agreement  for Class A shares dated June 15, 2006. To be filed by amendment.

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05:   Previously  filed  with   Post-Effective   Amendment  No.  5  to  the
Registration  Statement of Oppenheimer  Main Street  Opportunity  Fund (Reg. No.
333-40186), (9/27/05), and incorporated herein by reference.

     (o) Powers of Attorney  for all  Trustees  and  Principal  Officers:
Previously filed with Registration Statement of Oppenheimer Absolute
Return Fund (Reg. No. 333-135492) (6/30/06), and incorporated herein by reference.

     (p)  Amended and  Restated  Code of Ethics of the  Oppenheimer  Funds dated
March  31,  2006  under  Rule  17j-1  of the  Investment  Company  Act of  1940:
Previously  filed  with  Post-Effective  Amendment  No.  13 to the  Registration
Statement  of  Oppenheimer  MidCap  Fund (Reg.  No.  333-31533),  (4/7/06),  and
incorporated herein by reference.

     Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
Declaration of Trust filed as Exhibit 23(a) to this Registration Statement,  and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be  permitted  to  trustees,  officers  and  controlling  persons of
Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against  public policy as expressed in the Securities Act of
1933  and  is,  therefore,   unenforceable.  In  the  event  that  a  claim  for
indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is  against  public  policy  as  expressed  in  the
Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

     Item 26. - Business and Other Connections of the Investment Adviser

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and  certain  subsidiaries  and  affiliates  act in the same  capacity  to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession, vocation or employment of a substantial nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for  his/her own account or in the  capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emeline S. Adwers,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        Formerly  Associate Counsel & Legal Compliance Officer at Great West-Life &
Vice President & Associate Counsel       Annuity Insurance Co. (February 2004-October 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik Anderson,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI Private  Investments,  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of  Shareholder  Services,  Inc.  (since March 2006).
Senior Vice President                    Formerly  Vice  President at T. Row Price Group  (September  2000 - January
                                         2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Baldwin,                         President  and  Director  of  Shareholder  Financial  Services,   Inc.  and
Executive Vice President                 Shareholder  Services,  Inc.  Formerly  Managing  Director at Deutsche Bank
                                         (March 2001 - March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joanne Bardell,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lalit K. Behal                           Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John R. Blomfield,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       Formerly First Vice President & Associate  General Counsel of UBS Financial
Vice President & Associate Counsel       Services Inc. (May 1999-May 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John C. Bonnell,                         Vice  President of  Centennial  Asset  Management  Corporation.  Formerly a
Vice President                           Portfolio Manager at Strong Financial Corporation (May 1999-May 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         Formerly Vice  President & Corporate  Counsel at Prudential  Financial Inc.
Vice President & Senior Counsel          (October 2002 - November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joan Brunelle,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristine Bryan-Levin,                    Formerly Senior Vice President at Brown Brothers Harriman  (November 2002 -
Vice President                           May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    Formerly Fund  Accounting  Manager at Madison  Capital  Management  Company
Assistant Vice President                 (July 2005 - October 2005 and Fund Accounting  Officer at Butterfield  Fund
                                         Services  (Bermuda)  Limited (a wholly owned  subsidiary  of the Bank of NT
                                         Butterfield & Sons) (September 2003 - June 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements,                     None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 Formerly   (until   November   2004)   an  RIA   Marketing   Associate   of
Assistant Vice President                 OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Corbett,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Coulston,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille,                          Formerly Fixed Income Director at National Railroad  Retirement  Investment
Vice President                           Trust (May 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gavin Dobson,                            Formerly President at Britannic Asset Management  International  (September
Vice President                           2001 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments,  Inc.; Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards,                       Formerly Associate at Dechert LLP (September 2000 - December 2005).
Assistant Vice President & Assistant
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       Formerly  Associate  Professor  of Finance at Texas Tech  University  (July
Vice President                           2005 - December  2005) and  Assistant  Professor  of  Finance  at  Southern
                                         Methodist University (January 1999 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           Assistant  Secretary  (as of July  2004) of  HarbourView  Asset  Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Grenn, P.C.  (September 2000 - March
Assistant Vice President and Assistant   2006).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       Vice  President of  OppenheimerFunds  Distributor,  Inc.  Formerly  Head of
Vice President                           Business Management/Proprietary  Distribution at Citigroup Asset Management
                                         (August 1986-September 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Frengillo,                        Formerly  Continuous  Improvement  Manager at RR Donnelley & Sons (February
Assistant Vice President                 1988 - June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dan Gagliardo,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             Formerly an Associate in the Asset  Management  Legal Department at Goldman
Vice President                           Sachs & Co. (February 2003 - August 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Subrata Ghose,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles W. Gilbert,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    Formerly First Vice President of Merrill Lynch Investment  Management (2001
Senior Vice President & Deputy General   to September 2004).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leyla Greengard,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Haley,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       Formerly an  Associate  at Shearman  and  Sterling  LLP (July 2004 - August
Assistant Vice President & Assistant     2005) and Dechert LLP (September 2000 -June 2004).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Heathwood,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Henderson,                        Formerly  Director of Corporate  Purchasing and Risk  Management at StarTek
Assistant Vice President                 Inc. (January 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hermann,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Vice President                           January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds (Asia) Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   Vice President (since January 2004) of OppenheimerFunds Distributor Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Johnson,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          Formerly  Vice  President,  Compensation  Manager  at The  Bank of New York
Assistant Vice President                 (November 1996-November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            Formerly  Vice  President and Senior  Compliance  Officer,  Guardian  Trust
Assistant Vice President & Marketing     Company,  FSB at The  Guardian  Life  Insurance  Company of America  (since
Compliance Manager                       February 1998 - November 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          Formerly a Senior Vice President at Bank of America  (Wealth and Investment
Senior Vice President                    Management Technology Group) (March 2002-August 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dimitrios Kourkoulakos,                  None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Kunz,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President & Chief Marketing Officer of OFI Institutional  Asset Management,
Senior Vice President                    Inc.  as  of  January  2005.  Formerly  Executive  Vice  President-Head  of
                                         Fidelity  Tax-Exempt  Services  Business  at Fidelity  Investments  (August
                                         1996-January 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Lawrence,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Lee,                               Formerly Vice  President at Delaware  Investments  (October 2000 - February
Vice President                           2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         Formerly,  a  research/technology  analyst at Goldman  Sachs,  Taiwan  (May
Vice President                           2002-May 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private  Investment,  Inc. Formerly  Executive
Senior Vice President                    Vice President & Chief  Operating  Officer at Fred Alger  Management,  Inc.
                                         (July 1996 - February 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          Formerly a  Marketing  Manager at PIMCO  Advisors  (January  2002-September
Assistant Vice President                 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Vice President                           President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik,                           Formerly Senior Director at Clinical  Development  Capital LLC/Care Capital
Vice President                           LLC (August 2002 - October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Lucaccini,                        Formerly  Director and High Yield  Analyst at UBS Global  Asset  Management
Assistant Vice President                 (November 2001 - April 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark H. Madden,                          Formerly  Senior Vice  President & Senior  Portfolio  Manager  with Pioneer
Vice President                           Investments, Inc. (July 1990 - July 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angelo G. Manioudakis                    Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Mattisinko,                        Assistant   Secretary   of   Centennial   Asset   Management   Corporation,
Vice President & Associate Counsel       HarbourView Asset Management  Corporation,  Trinity  Investment  Management
                                         Corporation,  OppenheimerFunds  Legacy  Program,  OFI Private  Investments,
                                         Inc., OFI Institutional  Asset Management,  Inc. and Oppenheimer Real Asset
                                         Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     Formerly  self-employed as a consultant securities (January 2004 - December
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McKenna,                           Formerly Leadership  Development Supervisor at JetBlue Airways (July 2003 -
Assistant Vice President                 October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           Formerly Director of Application  Development at AMVESCAP (September 1999 -
Vice President                           March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI  Institutional  Asset  Management,  Inc.; Chief
                                         Executive  Officer,  President,  Senior  Managing  Director and Director of
                                         HarbourView Asset Management Corporation;  Chairman, President; Director of
                                         Trinity   Investment   Management   Corporation   and  Vice   President  of
                                         Oppenheimer Real Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              Formerly a Supervisor at Janus (May 2004-October 2004).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulachy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, President, Chief               President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial   Services,   Inc.;   Director  of  Centennial  Asset  Management
                                         Corporation,  OppenheimerFunds  Distributor,  Inc., OFI Institutional Asset
                                         Management,  Inc.,  Trinity  Investment  Management  Corporation,   Tremont
                                         Capital Management,  Inc., HarbourView Asset Management Corporation and OFI
                                         Private  Investments,  Inc.;  Executive  Vice  President  of  Massachusetts
                                         Mutual Life Insurance Company;  Director of DLB Acquisition Corporation;  a
                                         member of the Investment Company Institute's Board of Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy,                          Formerly  Marketing  Professional,  RFP Writer at JP Morgan  Fleming  Asset
Assistant Vice President                 Management (May 2002 - October 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kenneth Nadler,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Nichols,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      Formerly a Senior Designer Manager of OppenheimerFunds,  Inc. (April 2002 -
Assistant Vice President                 December 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 Formerly  Director of SEC Reporting at Teletech Holdings (July 2004 - April
Assistant Vice President                 2005. Audit Manager at Deloitte & Touche (January 1997 - June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John O'Hare,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           Formerly Vice President,  Head of Trust Operations at Lehman Brothers (June
Vice President                           2004-October  2004)  prior  to which he was an  Assistant  Vice  President,
                                         Director of Trust Services at Cambridge  Trust Company  (October  2002-June
                                         2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anthony Parish,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           Formerly  an  RFP   Manager/Associate   at  JPMorgan   Chase  &  Co.  (June
Vice President                           2001-September 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy,                   Formerly a Senior  Financial  Analyst with General  Motors,  NY Treasurer's
Assistant Vice President                 Office (July 2000-Augut 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sanjeev Phansalkar,                      Formerly  Consultant at The  Solomon-Page  Group  (October 2004 - September
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Phillips,                          Formerly  Vice  President  at Merrill  Lynch  Investment  Management  (June
Vice President                           2000-July 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       Formerly Assistant Vice President at ING (April 2002 - May 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jason Pizzorusso,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Poiesz,                            Formerly a Senior  Portfolio  Manager at Merrill  Lynch  (October  2002-May
Senior Vice President, Head of Growth    2004).
Equity Investments
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Semyon Polyak,                           Formerly Vice  President and  Co-Portfolio  Manager at Pioneer  Investments
Vice President                           (June 1998 - August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           Formerly  Sennior  Program  Manager  at  Dendant   Telecommunications  (May
Assistant Vice President                 2002-September 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jane C. Putnam,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            Formerly a Principal at AIM Management Group,  Inc.  (October  1997-October
Assistant Vice President                 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February  2006);  Vice  President at Loomis Sayles & Co. (July 1997 - April
                                         2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            Formerly a  Proprietary  Trader at J.P.  Morgan  Chase & Co. (May  2004-May
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James H. Ruff,                           President & Director of OppenheimerFunds  Distributor,  Inc. and Centennial
Executive Vice President                 Asset  Management  Corporation;  Executive  Vice  President  of OFI Private
                                         Investments, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         Formerly  an  Associate  with  Sidley  Austin  Brown & Wood LLP  (September
Assistant Vice President & Assistant     2002-February 2005).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan,                            Formerly a research  analyst in the large  equities  group at Credit Suisse
Vice President                           Asset Management (August 2001-June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Karen Sandler,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            Formerly Vice  President at Merrill  Lynch  Investment  Managers  (February
Vice President                           2002 - February 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah,                              Formerly Senior Vice President Chief Technology  Officer at Tremont Capital
Vice President                           Management (March 1998 - July 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nava Sharma,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Satvinder Singh,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Siomades,                         Formerly  Vice  President,  Portfolio  Management  at  Curian  Capital  LLC
Vice President                           (December 2002 - September 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward James Sivigny                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah A. Sullivan,                     Secretary of OFI Trust Company.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       Director of Financial  Reporting and  Compliance at First Data  Corporation
Assistant Vice President                 (April 2003-June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Tartaglia,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyat,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              Formerly  Assistant  General Counsel at Reserve  Management  Company,  Inc.
Vice President & Assistant Counsel       (April to December 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Weiner,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Diederick Werdmolder,                    Director of OppenheimerFunds  International Ltd. and  OppenheimerFunds  plc
Senior Vice President                    and  OppenheimerFunds  (Asia)  Limited;  Senior  Vice  President  (Managing
                                         Director  of  the  International   Division)  of  OFI  Institutional  Asset
                                         Management, Inc..
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William L. Wilby,                        None
Senior Vice President & Senior
Investment Officer, Director of
Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive Officer & Director of OFI Private  Investments,
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Philip Witkower,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments,    Inc.,   OFI   Institutional    Asset   Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Capital Management,  Inc., HarbourView Asset Management
Executive Vice President, Chief          Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Investment Officer & Director            2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack                           General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc., OFI Private  Investments,  Inc. and OFI Trust
                                         Company;    Director   and   Assistant    Secretary   of   OppenheimerFunds
                                         International Ltd and OppenheimerFunds  plc; Vice President,  Secretary and
                                         General Counsel of Oppenheimer  Acquisition Corp.;  Director of Oppenheimer
                                         Real Asset  Management,  Inc. and  OppenheimerFunds  (Asia) Limited);  Vice
                                         President of OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer International Large-
     Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management, Inc.
and  OppenheimerFunds  Legacy  Program is 6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private  Investments  Inc.,  OFI  Institutional   Asset  Management,   Inc.  and
Oppenheimer  Trust Company is Two World  Financial  Center,  225 Liberty Street,
11th Floor, New York, New York 10281-1008.

     The  address of Tremont  Capital  Management,  Inc. is 555  Theodore  Fremd
Avenue, Suite 206-C, Rye, New York 10580.

     The address of  OppenheimerFunds  International  Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

     The  address  of Trinity  Investment  Management  Corporation  is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

     The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

     (a)   OppenheimerFunds   Distributor,   Inc.  is  the  Distributor  of  the
Registrant's  shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser,  as described in Part A and Part B of this  Registration  Statement and listed  in  Item  26(b)  above  (except  Panorama  Series  Fund,  Inc.)  and for
MassMutual Institutional Funds.

     (b) The directors and officers of the  Registrant's  principal  underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Timothy Abbhul(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Anthony Allocco(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(2)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Barker                                    Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rocco Benedetto(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert J. Bishop(1)                             Treasurer                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David A. Borrelli                               Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                            Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michelle Brennan(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Campbell(1)                             Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Chonofsky                                Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Melissa Clayton(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rodney Constable(1)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Susan Cornwell(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Neev Crane                                      Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julian C. Curry                                 Vice President                       None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia                                Vice President                       None
21 Woodhill Road
Chatham, NY 12037
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower                                Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan C. Drier                                   Vice President                       None
2240 Breton Road SE
Grand Rapids, MI 49525
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Hillary Eigen(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George R. Fahey                                 Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Deanna Farrugia(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro                                   Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradley Finkle(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric P. Fishel                                  Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn                                Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jayme D. Fowler                                 Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Gottesman                               Vice President                       None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kahle Greenfield(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Grossjung                                  Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James E. Gunther                                Vice President                       None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin J. Healy(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin Hennessey                                 Vice President                       None
8634 Forest Run Lane
Orlando, FL 32836
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch                                  Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                            Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson                                 Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Knott(1)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia                                  Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul R. LeMire                                  Assistant Vice President             None
7 Cormorant Drive
Middletown, NJ 07748
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric J. Liberman                                Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Loncar                                   Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Lyman                                     Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Malik                                   Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion                                  Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Medina                                 Vice President                       None
3009 Irving Street
Denver, CO 80211
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew L. Michaelson                           Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clint Modler(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Moser                                    Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David W. Mountford                              Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gzim Muja                                       Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John V. Murphy(2)                               Director                             President & Trustee
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John S. Napier                                  Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradford G. Norford                             Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Park(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                       Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael A. Raso                                 Vice President                       None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard E. Rath                                 Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William J. Raynor(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nicole Robbins(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Saunders                                   Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Schmitt(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Schmitt                                  Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Schories                                Vice President                       None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles F. Scully                               Vice President                       None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jennifer Sexton(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Sheluck(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Debbie A. Simon                                 Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryant Smith(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Bruce Smith                             Vice President                       None
3635 NW Sierra Drive,
Camas, WA 98607
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christopher M. Spencer                          Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John A. Spensley                                Vice President                       None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alfred St. John(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein                                     Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wayne Strauss(3)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William K. Tai                                  Vice President                       None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul Temple(2)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Barrie L. Tiedemann                             Vice President                       None
1774 Sheridan Drive
Ann Arbor, MI 48104
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                             Vice President and Chief             Vice President and Chief
                                                Compliance Officer                   Compliance Officer
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Vincent Vermete(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cynthia Walloga(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Chris G. Werner                                 Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Peter Winters                                   Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Meredith Wolff(2)                               Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Zachman(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Walter Zinych                                   Vice President                       None
630 North Franklin St., Apt. 718
Chicago, IL 60610
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Zito(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Registrant  pursuant to Section 31(a) of the Investment  Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                              SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the
Investment  Company Act of 1940,  the  Registrant  has duly caused this  Initial
Registration  Statement  on  Form  N-1A  to be  signed  on  its  behalf  by  the undersigned, thereunto duly authorized, in the City of New York and State of New
York on the 30th day of June, 2006.

                                OPPENHEIMER TRANSITION 2015 FUND

                                By:  /s/ John V. Murphy
                          --------------------------------------------------
                                  John V. Murphy, President, Principal
                                  Executive Officer, & Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                     Title                           Date

/s/ Clayton K. Yeutter*      Chairman of the
Clayton K.Yeutter             Board of Trustees              June 30, 2006

/s/ John V. Murphy*          President, Principal
John V. Murphy               Executive Officer and Trustee   June 30, 2006

/s/ Brian W. Wixted*         Treasurer, Principal             June 30, 2006
Brian W. Wixted              Financial & Accounting Officer

/s/ Matthew P. Fink*         Trustee                          June 30, 2006
Matthew P.Fink

/s/ Robert G. Galli*          Trustee                         June 30, 2006
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                          June 30, 2006
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                           June 30, 2006
Mary F. Miller

/s/ Joel W. Motley*            Trustee                          June 30, 2006
Joel W. Motley

/s/ Kenneth A. Randall*        Trustee                          June 30, 2006
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*  Trustee                         June 30, 2006
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*          Trustee                          June 30, 2006
Joseph M. Wikler

/s/ Peter I. Wold*              Trustee                          June 30, 2006
Peter I. Wold

/s/ Brian F. Wruble*            Trustee                         June 30, 2006
Brian F. Wruble

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                                OPPENHEIMER TRANSITION 2015 FUND

                             Initial Registration Statement on Form N-1A

                                 EXHIBIT INDEX

Exhibit No.              Description

23 (a)                   Declaration of Trust dated June 5, 2006

23 (b)                   By-Laws